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As filed with the Securities and Exchange Commission on April 28, 2003

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REGISTRATION NO. 333-67864

811-04440

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SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

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POST-EFFECTIVE AMENDMENT NO. 3

TO

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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

AND

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AMENDMENT NO. 29

TO

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REGISTRATION STATEMENT UNDER THE INVESTMENT

COMPANY ACT OF 1940

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

(EXACT NAME OF REGISTRANT)

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(NAME OF DEPOSITOR)

122 EAST 42ND STREET, SUITE 1900

NEW YORK, NEW YORK 10017

(ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

DEPOSITOR'S TELEPHONE NUMBER: (212) 983-6352

EDWARD M. SHEA, ASSISTANT VICE PRESIDENT AND SENIOR COUNSEL

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

RETIREMENT PRODUCTS AND SERVICES

112 WORCESTER STREET

WELLESLEY HILLS, MASSACHUSETTS 02481

(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF COMMUNICATIONS TO:

JOAN BOROS, ESQ.

JORDEN BURT LLP

1025 THOMAS JEFFERSON STREET, N.W.

SUITE 400E

WASHINGTON, D.C. 20007

It is proposed that this filing will become effective (check appropriate box)

__ __ immediately upon filing pursuant to paragraph (b)

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__X__ on May 1, 2003 pursuant to paragraph (b)

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____ 60 days after filing pursuant to paragraph (a)(1)

____ on [date] pursuant to paragraph (a)(1) of Rule 485.

Title and amount of securities being registered: An indefinite number of interests under flexible payment deferred annuity contracts.

PART A

PROSPECTUS

MAY 1, 2003

FUTURITY ACCOLADE NY

Sun Life Insurance and Annuity Company of New York and Sun Life (N.Y.) Variable Account C offer the flexible payment deferred annuity contracts described in this Prospectus to individuals.

You may choose among a number of variable investment options and a fixed interest option. The variable options are Sub-Accounts in the Variable Account. Each Sub-Account invests in one of the following funds (the ''Funds''):

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Large-Cap Value Equity Funds	Mid-Cap Blend Equity Funds
AllianceBernstein VP Growth and Income Portfolio	Lord Abbett Series Fund International Portfolio
Franklin Templeton VIP Trust Templeton Foreign	SCSM Blue Chip Mid Cap Fund
Securities Fund - Class 2	SCSM Value Mid Cap Fund
Franklin Templeton VIP Trust Templeton Growth	Mid-Cap Growth Equity Funds
Securities Fund - Class 2	AIM V.I. Capital Appreciation Fund
Goldman Sachs VIT CORESM U.S. Equity Fund	INVESCO VIF Dynamics Fund
MFS/Sun Life Total Return - S Class	SCSM Neuberger Berman Mid Cap Growth Fund
SCSM Davis Venture Value Fund	Small-Cap Blend Equity Funds
SCSM Value Equity Fund	SCSM Value Small Cap Fund
SCSM Value Managed Fund	Small-Cap Growth Equity Funds
Large-Cap Blend Equity Funds	Alger American Small Capitalization Portfolio*
AIM V.I. Core Equity Fund	AllianceBernstein VP Quasar Portfolio
AIM V.I. Premier Equity Fund	INVESCO VIF Small Company Growth Fund
Alger American Income & Growth Portfolio*	MFS/ Sun Life New Discovery - S Class
AllianceBernstein VP Worldwide Privatization Portfolio	SCSM Alger Small Capitalization Fund
Fidelity VIP Contrafund(R) Portfolio, Service Class 2	Large-Cap Blend Sector Equity Funds
Fidelity VIP Overseas Portfolio, Service Class 2	SCSM Davis Financial Fund
Goldman Sachs VIT Capital Growth Fund	Large-Cap Growth Sector Equity Funds
Lord Abbett Series Fund Growth and Income Portfolio	AllianceBernstein VP Technology Portfolio
MFS/ Sun Life Massachusetts Investors Trust - S Class	Mid-Cap Value Sector Equity Funds
Rydex VT Nova Fund	Sun Capital Real Estate Fund(R)
SCSM Alger Income & Growth Fund	Mid-Cap Blend Sector Equity Funds
SCSM Investors Foundation Fund	MFS/ Sun Life Utilities - S Class
SCSM Select Equity Fund	Sun CapitalSM All Cap Fund
Large-Cap Growth Equity Funds	High-Quality Short-Term Bond Funds
AIM V.I. Growth Fund	PIMCO VIT Real Return Portfolio
AIM V.I. International Growth Fund	High Quality Intermediate-Term Bond Funds
Alger American Growth Portfolio*	PIMCO VIT Total Return Portfolio
AllianceBernstein VP Premier Growth Portfolio	Sun Capital Investment Grade Bond Fund(R)
Fidelity VIP Growth Portfolio, Service Class 2	High Quality Long-Term Bond Funds
MFS/ Sun Life Capital Appreciation - S Class	MFS/ Sun Life Government Securities - S Class
MFS/ Sun Life Emerging Growth - S Class	Low-Quality Short-Term Bond Fund
MFS/ Sun Life Massachusetts Investors Growth	MFS/ Sun Life High Yield - S Class
Stock - S Class	Low-Quality Intermediate-Term Bond Fund
Rydex VT OTC Fund	PIMCO VIT Emerging Markets Bond Portfolio
SCSM Alger Growth Fund	PIMCO VIT High Yield Portfolio
Mid-Cap Value Equity Funds	Money Market Fund
First Eagle Overseas Variable Fund	Sun Capital Money Market Fund(R)
Lord Abbett Series Fund Mid Cap Value Portfolio
SCSM Neuberger Berman Mid Cap Value Fund

* Not available for further investment after May 1, 2002.

A I M Advisors, Inc. advises the AIM Variable Insurance Funds. Alliance Capital Management, LP advises the AllianceBernstein VP Portfolios. Arnhold and S. Bleichroeder Advisers, LLC advises the First Eagle Funds. Fidelity(R) Management & Research Company advises the Fidelity VIP Portfolios. Fred Alger Management, Inc. advises the Alger American Funds. Goldman Sachs Asset Management, L.P. advises the Goldman Sachs VIT Funds. INVESCO Funds Group, Inc. advises the INVESCO VIF Funds. Lord, Abbett & Co. LLC advises the Lord Abbett Series Fund Portfolios. Massachusetts Financial Services Company advises the MFS/Sun Life Funds. Pacific Investment Management Company LLC advises the PIMCO VIT Portfolios. Rydex Global Advisors advises the Rydex Funds. Sun Capital Advisers, Inc. advises the Sun Capital Funds; SCSM Davis Funds (sub-advised by Davis Advisors); SCSM Alger Funds (sub-advised by Fred Alger Management, Inc.); SCSM Value Funds (sub-advised by OpCap Advisors); SCSM Neuberger Berman Funds (sub-advised by Neuberger Berman Management, Inc.); SCSM Blue Chip Mid Cap Fund, SCSM Investors Foundation Fund and SCSM Select Equity Fund (all sub-advised by Wellington Management Company, LLP). Templeton(R) Investment Counsel, LLC advises Templeton Foreign Securities Fund and Templeton(R) Global Advisors Limited advises Templeton Growth Securities Fund.

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The Fixed Account is available for a one-year period and pays interest at a guaranteed rate for each period.

Please read this Prospectus and the Fund prospectuses carefully before investing and keep them for future reference. They contain important information about the Contracts and the Funds.

We have filed a Statement of Additional Information dated May 1, 2003 (the ''SAI'') with the Securities and Exchange Commission (the ''SEC''), which is incorporated by reference in this Prospectus. The table of contents for the SAI is on page 39 of this Prospectus. You may obtain a copy without charge by writing to us at the address shown below (which we sometimes refer to as our ''Service Address'') or by telephoning (800) 282-7073. In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file with the SEC.

The Contracts are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Expenses associated with contracts offering a bonus credit may be higher than those associated with contracts that do not offer a bonus credit. The bonus credit may be more than offset by the charges associated with the credit.

Any reference in this Prospectus to receipt by us means receipt at the following service address:

Sun Life Insurance and Annuity Company of New York

P.O. Box 9133

Wellesley Hills, MA 02481

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Page
Special Terms
Product Highlights
Fees and Expenses
Example
Condensed Financial Information
The Annuity Contract
Communicating To Us About Your Contract
Sun Life Insurance and Annuity Company of New York
The Variable Account
Variable Account Options: The Funds
The Fixed Account
The Fixed Account Options: The Guarantee Periods
The Accumulation Phase
Issuing Your Contract
Amount and Frequency of Purchase Payments
Allocation of Net Purchase Payments
Your Account
Your Account Value
Purchase Payment Interest
Variable Account Value
Fixed Account Value
Transfer Privilege
Waivers; Reduced Charges; Credits; Bonus Guaranteed Interest Rates
Optional Programs
Withdrawals and Withdrawal Charge
Cash Withdrawals
Withdrawal Charge
Types of Withdrawals Not Subject to Withdrawal Charge
Contract Charges
Account Fee
Administrative Expense Charge
Mortality and Expense Risk Charge
Charges for Optional Death Benefit Rider
Premium Taxes
Fund Expenses
Death Benefit
Amount of Death Benefit
The Basic Death Benefit
Optional Death Benefit Rider
Spousal Continuance
Calculating the Death Benefit
Method of Paying Death Benefit
Non-Qualified Contracts
Selection and Change of Beneficiary
Payment of Death Benefit
Due Proof of Death
The Income Phase - Annuity Provisions
Selection of the Annuitant or Co-Annuitant
Selection of the Annuity Commencement Date
Annuity Options
Selection of Annuity Option
Amount of Annuity Payments
Exchange of Variable Annuity Units
Account Fee
Annuity Payment Rates
Annuity Options as Method of Payment for Death Benefit
Other Contract Provisions
Exercise of Contract Rights
Change of Ownership
Voting of Fund Shares
Periodic Reports
Substitution of Securities
Change in Operation of Variable Account
Splitting Units
Modification
Reservation of Rights
Right to Return
Tax Considerations
Deductibility of Purchase Payments
Pre-Distribution Taxation of Contracts
Distributions and Withdrawals from Non-Qualified Contracts
Distributions and Withdrawals from Qualified Contracts
Withholding
Investment Diversification and Control
Tax Treatment of the Company and the Variable Account
Qualified Retirement Plans
Pension And Profit-Sharing Plans
Tax-Sheltered Annuities
Individual Retirement Accounts
Roth IRAs
Administration of the Contracts
Distribution of the Contracts
Performance Information
Available Information
Incorporation of Certain Documents by Reference
State Regulation
Legal Proceedings
Financial Statements
Table of Contents of Statement of Additional Information
Appendix A - Glossary
Appendix B - Calculation of Withdrawal Charges
Appendix C - Calculation of Basic Death Benefit
Appendix D - Calculation for Purchase Payment Interest (Bonus Credit)
Appendix E - Condensed Financial Information

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SPECIAL TERMS

Your Contract is a legal document that uses a number of specially defined terms. We explain most of the terms that we use in this Prospectus in the context where they arise, and some are self-explanatory. In addition, for convenient reference, we have compiled a list of these terms in the Glossary included at the back of this Prospectus as Appendix A. If, while you are reading this Prospectus, you come across a term that you do not understand, please refer to the Glossary for an explanation.

PRODUCT HIGHLIGHTS

The headings in this section correspond to headings in the Prospectus under which we discuss these topics in more detail.

The Annuity Contract

The Futurity Accolade NY Fixed and Variable Annuity Contract provides a number of important benefits for your retirement planning. During the Accumulation Phase, you make Payments under the Contract and allocate them to one or more Variable Account or Fixed Account options. During the Income Phase, we make annuity payments to you or someone else based on the amount you have accumulated. The Contract provides tax-deferral so that you do not pay taxes on your earnings until you withdraw them. The Contract also provides a basic death benefit if you die during the Accumulation Phase. You may enhance the basic death benefit by purchasing an optional death benefit rider.

The Accumulation Phase

Under most circumstances, you can buy the Contract with an initial Purchase Payment of $10,000 or more, and you can make additional Purchase Payments of at least $1,000 at any time during the Accumulation Phase. We will not normally accept a Purchase Payment if your Account Value is over $1 million or, if the Purchase Payment would cause your Account Value to exceed $1 million. In addition, we will credit your Contract with Purchase Payment Interest at a rate of 2% to 5% of each Purchase Payment based upon the interest rate option you choose when you apply for your Contract.

Variable Account Options: The Funds

You can allocate your Purchase Payments to one or more of the Sub-Accounts of our Variable Account, each of which invests in a corresponding Fund. Each Fund is either a mutual fund registered under the Investment Company Act of 1940 or a separate series of shares of such a mutual fund. The investment returns on the Funds are not guaranteed. You can make or lose money. You can make transfers among the Funds and the Fixed Account Options.

The Fixed Account Options: The Guarantee Periods

You can allocate your Purchase Payments to the Fixed Account and elect to invest in one or more of the Guarantee Periods we make available from time to time. Each Guarantee Period earns interest at a Guaranteed Interest Rate that we publish. We may change the Guaranteed Interest Rate from time to time, but no Guaranteed Interest Rate will ever be less than 3% per year, compounded annually. Once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period.

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Fees and Expenses

The Contract has insurance features and investment features, and there are costs related to each.

Each year for the first five Contract Years, we deduct a $30 Annual Account Fee.

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We deduct a mortality and expense risk charge of 1.30% of the average daily value of the Contract invested in the Variable Account. We also deduct an administrative charge of 0.15% of the average daily value of the Contract invested in the Variable Account.

If you take more than a specified amount of money out of your Contract, we assess a withdrawal charge against each Purchase Payment withdrawn. The withdrawal charge (also known as a ''contingent deferred sales charge'') starts at 8% in the first Contract year and declines to 0% after seven years.

Currently, you can make 12 free transfers each year; however, we reserve the right to impose a charge of up to $15 per transfer.

If you elect the optional death benefit rider, we will deduct, during the Accumulation Phase, a charge of 0.15% of the average daily value of your Contract from the assets of the Variable Account.

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In addition to the charges we impose under the Contract, there are also charges (which include management fees and operating expenses) imposed by the Funds. The charges vary depending upon which Fund(s) you have selected.

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The Income Phase: Annuity Provisions

If you want to receive regular income from your annuity, you can select one of a several Annuity Options. You can choose to receive annuity payments from either the Fixed Account or from the available Variable Account options. If you choose to have any part of your annuity payments come from the Variable Account, the dollar amount of the payments may fluctuate with the performance of the Funds. You decide when your Income Phase will begin but, once it begins, you cannot change your choice of annuity payment options.

Death Benefit

If you die before the Contract reaches the Income Phase, the Beneficiary will receive a death benefit. The amount of the death benefit depends upon your age at issue and whether you choose the basic death benefit or, for a fee, the optional death benefit rider. The basic death benefit pays the greater of your account value and your total purchase payments (adjusted for withdrawals), both calculated as of your Death Benefit Date. The Maximum Anniversary Account Value Rider pays the greater of your basic death benefit or your highest Account Value on any Contract Anniversary before your 81st birthday.

Withdrawals and Withdrawal Charge

You can withdraw money from your Contract during the Accumulation Phase. You may withdraw a portion of your Account Value each year without the imposition of a withdrawal charge. This ''free withdrawal amount'' equals the amount of all Purchase Payments made and not withdrawn prior to the last 7 years plus the greater of (1) your Contract earnings in the prior Contract year and (2) 10% of all Purchase Payments made in the last 7 years. All other Purchase Payments are subject to the withdrawal charge. You may also have to pay income taxes and tax penalties on money you withdraw.

Tax Considerations

Your earnings are not taxed until you take them out. If you withdraw money during the Accumulation Phase, earnings come out first and are taxed as income. If you are younger than 591/2 when you take money out, you may be charged a 10% federal tax penalty.

Your Contract contains a ''free look'' provision. If you can cancel your Contract within 10 days after receiving it, we will send you the Contract Value less any ''adjusted'' purchase payment interest as of the day we receive your cancellation request. (This amount may be more or less than the original Purchase Payment). We will not deduct a withdrawal charge.

If you have any questions about your Contract or need more information, please contact us at:

Sun Life Insurance and Annuity Company of New York

P.O. Box 9133

Wellesley Hills, MA 02481

1-800-282-7073

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FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments):	0%

Maximum Withdrawal Charge (as a percentage of purchase payments):	8%*

Maximum Transfer Fee (currently $0):	$15**

*	Number of Complete Contract Years Since Purchase Payment has been in the Account	Surrender Charge
	0-1	8%
	1-2	8%
	2-3	7%
	3-4	7%
	4-5	6%
	5-6	5%
	6-7	4%
	7 or more	0%

A portion of your Account may be withdrawn each year without imposition of any withdrawal charge and, after a Purchase Payment has been in your Account for 7 Contract Years, it may be withdrawn free of the withdrawal charge. (See "Withdrawal Charges.")

**	Currently, we impose no fee upon transfers; however, we reserve the right to impose a fee of up to $15 per transfer. (See "Transfer Privilege.")

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.
Annual Account Fee	$ 30*

Variable Account Annual Expenses

(as a percentage of average daily net Variable Account assets)
Mortality and Expense Risks Charge:	1.30%**

Administrative Expenses Charge:	0.15%

Total Variable Account Annual Expenses (without optional benefits):	1.45%

Charges for Optional Features
Maximum Charge for Optional Death Benefit Rider:	0.15%

Total Variable Account Annual Expenses with Maximum Charge for Optional Death Benefit and Living Benefit Riders:	1.60%
*

The Annual Account Fee is waived on Contracts greater than $100,000 in value on your Contract Anniversary and on Contracts fully invested in the Fixed Account during the entire Contract Year. (See "Account Fee.")

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses as a percentage of average daily Fund net assets that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, prior to any fee waiver or expense reimbursement)	0.65%	5.73%*
*

The expenses shown are for the year ended December 31, 2002, and do not reflect any fee waiver or expense reimbursement.

The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through May 1, 2004. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Total Annual Fund Operating Expenses for all Funds after all fee reductions and expense reimbursements are 0.65% and 3.88%, respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.

THE ABOVE EXPENSES FOR THE FUNDS WERE PROVIDED BY THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, variable account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your Contract includes the maximum charges for optional benefits. If these optional benefits were not elected or fewer options were elected, the expense figures shown below would be lower. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangement of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)	If you surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years

$1,288	$2,644	$3,947	$6,728
(2)	If you annuitize your Contract or if you do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years

$ 568	$2,038	$3,445	$6,728

The fee table and example should not be considered a representation of past or future expenses and charges of the Sub-accounts. Your actual expenses may be greater or less than those shown. The example does not include the deduction of state premium taxes, which may be assessed upon full surrender, death or annuitization, or any taxes and penalties you may be required to pay if you surrender the Contract. Similarly, the 5% annual rate of return assumed in the example is not intended to be representative of past or future investment performance. For more information about Fund expenses, including a description of any applicable fee waiver or expense reimbursement arrangement, see the prospectuses for the Funds.

CONDENSED FINANCIAL INFORMATION

Historical information about the value of units we use to measure the variable portion of your Contract ("Variable Accumulations Units") is included as Appendix E to this Prospectus.

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THE ANNUITY CONTRACT

Sun Life Insurance and Annuity Company of New York (the ''Company'', ''we'' or ''us'') and Sun Life (N.Y.) Variable Account C (the ''Variable Account'') offer the Contract on an individual basis in connection with retirement planning. We issue an individual Contract to each Owner.

In this Prospectus, unless we state otherwise, we address Owners of Contracts as ''you." For the purpose of determining benefits under the Contract, we establish an Account for each Owner, which we will refer to as ''your'' Account.

Your Contract provides a number of important benefits for your retirement planning. It has an Accumulation Phase, during which you make Payments under the Contract and allocate them to one or more Variable Account or Fixed Account options, and an Income Phase, during which we make annuity payments based on the amount you have accumulated. Your Contract provides tax deferral, so that you do not pay taxes on your earnings under your Contract until you withdraw them. It provides a basic death benefit if you die during the Accumulation Phase; you may enhance the basic death benefit by electing an optional death benefit rider and paying an additional charge for the optional death benefit rider. Finally, if you so elect, during the Income Phase we will make annuity payments to you or someone else for life or for another period that you choose.

You choose these benefits on a variable or fixed basis or a combination of both. When you choose Variable Account investment options or a Variable Annuity option, your benefits will be responsive to changes in the economic environment, including inflationary forces and changes in rates ofreturn available from different types of investments. With these variable options, you assume all investment risk under your Contract. When you choose the Fixed Annuity option, we assume the investment risk. You may also bear the risk that the interest rates we will offer in the future and the rates we will use in determining your Fixed Annuity may not exceed our minimum guaranteed rate. Our minimum guaranteed interest rate will never be less than that permitted by law.

The Contract is designed for use in connection with personal retirement and deferred compensation plans, some of which qualify for favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code. The Contract is also designed so that it may be used in connection with certain non-tax-qualified retirement plans, such as payroll savings plans and such other groups (trusteed or nontrusteed) as may be eligible under applicable law. We refer to Contracts used with plans that receive favorable tax treatment as ''Qualified Contracts,'' and all others as ''Non-Qualified Contracts.''

COMMUNICATING TO US ABOUT YOUR CONTRACT

All materials sent to us, including Purchase Payments, must be sent to our Service Address as set forth on the first page of this Prospectus. For all telephone communications, you must call (800) 282-7073.

Unless this Prospectus states differently, we will consider all materials sent to us and all telephone communications to be received on the date we actually receive them at our Service Address. However, we will consider all financial transactions, including Purchase Payments, withdrawal requests and transfer instructions, to be received on the next Business Day if we receive them (1) on a day that is not a Business Day or (2) after 4:00 p.m., Eastern Time.

When we specify that notice to us must be in writing, we reserve the right, at our sole discretion, to accept notice in another form.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

We are a stock life insurance company incorporated under the laws of New York on May 25, 1983. We do business primarily in New York. Our Home Office is located at 122 East 42nd Street, Suite 1900, New York, New York 10017.

We are a direct subsidiary of Sun Life Assurance Company of Canada (''Sun Life (Canada)''). Sun Life (Canada) completed its demutualization on March 22, 2000. As a result of the demutualization, a new holding company, Sun Life Financial Services of Canada Inc. (''Sun Life Financial''), is now the ultimate parent of Sun Life (Canada) and the Company. Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, London, and Manila stock exchanges.

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Effective December 31, 2002, Keyport Benefit Life Insurance Company ("Keyport Benefit") merged with and into the Company, with the Company as the surviving entity. Keyport Benefit was an affiliate of the Company. Keyport Benefit was a stock life insurance company organized under the laws of the State of New York in 1987. Keyport Benefit was acquired by Sun Life Financial in November 2001 from Liberty Financial Companies, Inc., a subsidiary of Liberty Mutual Insurance Company of Boston, Massachusetts.

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THE VARIABLE ACCOUNT

We established the Variable Account as a separate account on October 18, 1985, pursuant to a resolution of our Board of Directors. The Variable Account funds the Contract and various other variable annuity and variable life insurance product contracts which are offered by the Company and other affiliated and unaffiliated offerors. These other products may have features, benefits and charges which are different from those under the Contract.

Under New York insurance law and the Contract, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains or losses of the Company. These assets are held in relation to the Contracts described in this Prospectus and other variable annuity contracts that provide benefits that vary in accordance with the investment performance of the Variable Account. Although the assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business we conduct, all obligations arising under the Contracts, including the promise to make annuity payments, are general corporate obligations of the Company.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a specific Fund. All amounts allocated to the Variable Account will be used to purchase Fund shares as designated by you at their net asset value. Any and all distributions made by the Funds with respect to the shares held by the Variable Account will be reinvested to purchase additional Fund shares at their net asset value. Deductions from the Variable Account for cash withdrawals, annuity payments, death benefits, Account Fees, Contract charges against the assets of the Variable Account for the assumption of mortality and expense risks, administrative expenses and any applicable taxes will, in effect, be made by redeeming the number of Fund shares at their net asset value equal in total value to the amount to be deducted. The Variable Account will be fully invested in Fund shares at all times.

VARIABLE ACCOUNT OPTIONS: THE FUNDS

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The Contract offers Sub-Accounts that invest in a number of Funds. Each Fund is a mutual fund registered under the Investment Company Act of 1940, or a separate series of shares of such a mutual fund.

More comprehensive information about the Funds, including a discussion of their management, investment objectives, expenses, and potential risks, is found in the current prospectuses for the Funds (the ''Fund Prospectuses''). The Fund Prospectuses should be read in conjunction with this Prospectus before you invest. A copy of each Fund Prospectus, as well as a Statement of Additional Information for each Fund, may be obtained without charge from the Company by calling 1-800-282-7073 or by writing to Sun Life Insurance and Annuity Company of New York, P.O. Box 9133, Wellesley Hills, Massachusetts 02481.

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The Funds may also be available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the Variable Account and other separate accounts of the Company. Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Owners and Payees and those of other companies, or some other reason. In the event of conflict, we will take any steps necessary to protect Owners and Payees, including withdrawal of the Variable Account from participation in the underlying Funds which are involved in the conflict or substitution of shares of other Funds.

Certain of the investment advisers, transfer agents, or underwriters to the Funds may reimburse us for administrative costs in connection with administering the Funds as options under the Contracts. These amounts are not charged to the Funds or Owners, but are paid from assets of the advisers, transfer agents, or underwriters, except for the administrative costs of the Lord Abbett Series Trust Portfolios and the Rydex Funds, which are paid from Fund assets and reflected in the fee table.

Certain publicly available mutual funds may have similar investment goals and principal investment policies and risks as one or more of the Funds, and may be managed by a Fund's portfolio manager(s). While a Fund may have many similarities to these other funds, its investment performance will differ from their investment performance. This is due to a number of differences between a Fund and these similar products, including differences in sales charges, expense ratios and cash flows.

THE FIXED ACCOUNT

The Fixed Account is made up of general account assets of the Company. Amounts you allocate to the Fixed Account will be available to fund the claims of all classes of our customers, including claims for benefits under the Contracts. Any obligation of the Fixed Account will be paid first from those assets allocated to the Fixed Account and the excess, if any, will be paid from the general account of the Company.

We will invest the assets of the Fixed Account in those assets we choose that are allowed by the laws of the State of New York. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments. We intend to invest primarily in investment-grade fixed income securities (i.e. rated by a nationally recognized rating service within the 4 highest grades) or instruments we believe are of comparable quality.

We are not obligated to invest amounts allocated to the Fixed Account according to any particular strategy, except as may be required by New York State insurance laws. You will not have a direct or indirect interest in the Fixed Account investments.

THE FIXED ACCOUNT OPTIONS: THE GUARANTEE PERIODS

Amounts you allocate to the Fixed Account will be invested in Guarantee Periods and will earn interest at a Guaranteed Interest Rate. You may elect one or more Guarantee Periods from those we make available from time to time. We publish Guaranteed Interest Rates for each Guarantee Period offered. We may change the Guaranteed Interest Rates we offer from time to time, but no Guaranteed Interest Rate will ever be less than 3% per year, compounded annually. Also, once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period.

We determine Guaranteed Interest Rates at our discretion. We do not have a specific formula for establishing the rates for different Guarantee Periods. Our determination will be influenced by the interest rates on fixed income investments in which we may invest amounts allocated to the Guarantee Periods. We will also consider other factors in determining these rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors. We cannot predict the level of future interest rates.

THE ACCUMULATION PHASE

During the Accumulation Phase of your Contract, you make Payments into your Account, and your earnings accumulate on a tax-deferred basis. The Accumulation Phase begins with our acceptance of your first Purchase Payment and ends the Business Day before your Annuity Commencement Date. The Accumulation Phase will end sooner if you surrender your Contract or the Annuitant dies before the Annuity Commencement Date.

Issuing Your Contract

When you purchase a Contract, a completed Application and the initial Purchase Payment are sent to us for acceptance. When we accept an Application, we issue the Contract to you, as the Owner.

We will credit your initial Purchase Payment to your Account within 2 business days of receiving your completed Application. If your Application is not complete, we will notify you. If we do not have the necessary information to complete the Application within 5 business days, we will send your money back to you or ask your permission to retain your Purchase Payment until the Application is made complete. Then we will apply the Purchase Payment within 2 business days of when the Application is complete.

Amount and Frequency of Purchase Payments

The amount of Purchase Payments may vary; however, we will not accept an initial Purchase Payment of less than $10,000 and each additional Purchase Payment must be at least $1,000, unless we waive these limits. In addition, we will not accept a Purchase Payment if your Account Value is over $1 million, or if the Purchase Payment would cause your Account Value to exceed $1 million, unless we have approved the Payment in advance. Within these limits, you may make Purchase Payments at any time during the Accumulation Phase.

Allocation of Net Purchase Payments

You may allocate your Purchase Payments among the different Sub-Accounts and Guarantee Periods we offer, but any allocation to a Guarantee Period must be at least $1,000. Over the life of your Contract, you may allocate amounts among as many as 18 of the available options.

In your Application, you may specify the percentage of each Purchase Payment to be allocated to each Sub-Account or Guarantee Period. These percentages are called your allocation factors. You may change the allocation factors for future Payments by sending us written notice of the change, as required. We will use your new allocation factors for the first Purchase Payment we receive with or after we have received notice of the change, and for all future Purchase Payments, until we receive another change notice.

Although it is currently not our practice, we may deduct applicable premium taxes or similar taxes from your Purchase Payments (see ''Contract Charges - Premium Taxes''). In that case, we will credit your Net Purchase Payment, which is the Purchase Payment minus the amount of those taxes.

Your Account

When we accept your first Purchase Payment, we establish an Account for you, which we maintain throughout the Accumulation Phase of your Contract.

Your Account Value

Your Account Value is the sum of the value of the 2 components of your Contract: the Variable Account portion of your Contract (''Variable Account Value'') and the Fixed Account portion of your Contract (''Fixed Account Value''). These 2 components are calculated separately, as described under ''Variable Account Value'' and ''Fixed Account Value.''

Purchase Payment Interest

We will credit your Contract with Purchase Payment Interest at the rate you selected when you applied for the Contract. Currently, we offer 2 interest rate options:

Option A: The 2% Five-Year Anniversary Interest Option - Under this option we will credit your Contract with interest at a rate of 2% of each Purchase Payment received prior to the first Contract Anniversary. In addition, if you chose this option, we will credit your Contract with interest at a rate of 2% of the Account Value at the end of every Fifth-Year Anniversary.

Option B: The 3%, 4% or 5% Interest Option - Under this option we will credit your Contract with interest at the following rates:

o

3% of each Purchase Payment if the sum of all Purchase Payments, reduced by the sum of all withdrawals (your ''Net Purchase Payments''), is less than $100,000 on the day we receive the Purchase Payment;

o	4% of each Purchase Payment if your Net Purchase Payments is $100,000 or more but less than $500,000 on the day we receive the Purchase Payment; and
o	5% of each Purchase Payment if your Net Purchase Payments are $500,000 or more on the day we receive the Purchase Payment.

If you chose this Option B, there may be an additional credit paid at the end of the first Contract Year. If your Net Purchase Payments at the end of your first Contract Year are greater than or equal to $100,000, but less than $500,000, and some of your Net Purchase Payment(s) received a credit of 3% (rather than 4%), then an additional 1% will be paid on the amount of Net Purchase Payments that received the 3% credit. Similarly, if your Net Purchase Payments at the end of your first Contract Year are greater than or equal to $500,000 and some of your Purchase Payment(s) received a credit of either 3% or 4% (rather than 5%), then an additional 2% or 1% will be paid on the amount of Net Purchase Payments that received a 3% credit or a 4% credit, respectively.

We credit Purchase Payment Interest during the same Valuation Period in which we receive the Purchase Payment. We allocate the Purchase Payment Interest to the Sub-Accounts and/or the Guarantee Periods in the same proportion as the Net Purchase Payment is allocated. For any additional 1% or 2% interest credit under Option B or any Fifth-Year Anniversary credit under Option A, we allocate the credit on a pro rata basis to all Sub-Accounts and/or Guarantee Periods in which you are invested, excluding any Guarantee Periods established to support a dollar-cost averaging program. Any additional interest adjustments will be credited on your Contract Anniversary.

The Contracts are designed to give the most value to Owners with long-term investment goals. We will deduct the ''Adjusted'' Purchase Payment Interest if the Contract is returned during the ''free look period.'' For a description of the free look period and Adjusted Purchase Payment Interest, see ''Right to Return.'' For examples of how we calculate Purchase Payment Interest, see Appendix D.

We may credit Purchase Payment Interest at rates other than those described above on Contracts sold to officers, directors and employees of the Company or its affiliates, registered representatives, and employees of broker-dealers with a current selling agreement with the Company and affiliates of such representatives and broker-dealers, employees of affiliated asset management firms, and persons who have retired from such positions (''Eligible Employees'') and immediate family members of Eligible Employees. The Company expects to make a profit on Purchase Payment Interest from the mortality and expense risk charge.

We may also credit the Purchase Payment Interest rates described above using different Net Purchase Payment dollar amount thresholds. Any change in the Net Purchase Payment dollar amount thresholds will be offered to all Owners on a prospective basis.

See ''Tax Considerations - Qualified Retirement Plans,'' if this Contract is to be purchased in connection with a tax qualified plan under Section 401(a) of the Code or a tax deferred annuity arrangement under Section 403(b) of the Code.

Variable Account Value

     Variable Accumulation Units

In order to calculate your Variable Account Value, we use a measure called a Variable Accumulation Unit for each Sub-Account. Your Variable Account Value is the sum of your Account Value in each Sub-Account, which is the number of your Variable Accumulation Units for that Sub-Account times the value of each Unit.

     Variable Accumulation Unit Value

The value of each Variable Accumulation Unit in a Sub-Account reflects the net investment performance of that Sub-Account. We determine that value once on each day that the New York Stock Exchange is open for trading, at the close of trading, which is currently 4:00 p.m., Eastern Time. (The close of trading is determined by the New York Stock Exchange.) We also may determine the value of Variable Accumulation Units of a Sub-Account on days the Exchange is closed if there is enough trading in securities held by that Sub-Account to materially affect the value of the Variable Accumulation Units. Each day we make a valuation is called a ''Business Day.'' The period that begins at the time Variable Accumulation Units are valued on a Business Day and ends at that time on the next Business Day is called a Valuation Period. On days other than Business Days, the value of a Variable Accumulation Unit does not change.

To measure these values, we use a factor - which we call the Net Investment Factor - which represents the net return on the Sub-Account's assets. At the end of any Valuation Period, the value of a Variable Accumulation Unit for a Sub-Account is equal to the value of that Sub-Account's Variable Accumulation Units at the end of the previous Valuation Period, multiplied by the Net Investment Factor. We calculate the Net Investment Factor by dividing (1) the net asset value of a Fund share held in the Sub-Account at the end of that Valuation Period, plus the per share amount of any dividend or capital gains distribution made by that Fund during the Valuation Period, by (2) the net asset value per share of the Fund share at the end of the previous Valuation Period; then, for each day in the valuation period, we deduct a factor representing the asset-based insurance charges (the mortality and expense risk charges and the administrative expense charge) plus any applicable charge for optional death benefit riders. See ''Contract Charges.''

For a hypothetical example of how we calculate the value of a Variable Accumulation Unit, see the Statement of Additional Information.

     Crediting and Canceling Variable Accumulation Units

When we receive an allocation to a Sub-Account, either from a Net Purchase Payment or a transfer of Account Value, we credit that amount to your Account in Variable Accumulation Units. Similarly, we cancel Variable Accumulation Units when you transfer or withdraw amounts from a Sub-Account, or when we deduct certain charges under the Contract. We determine the number of Units credited or canceled by dividing the dollar amount by the Variable Accumulation Unit value for that Sub-Account at the end of the Valuation Period during which the transaction or charge is effective.

Fixed Account Value

Your Fixed Account value is the sum of all amounts allocated to Guarantee Periods, from Net Purchase Payments, transfers or renewals, plus interest credited on those amounts, and minus withdrawals, transfers out of Guarantee Periods, and any deductions for charges under the Contract taken from your Fixed Account Value.

A Guarantee Period begins the day we apply your allocation and ends when the number of calendar years (or months if the Guarantee Period is less than one year) in the Guarantee Period (measured from the end of the calendar month in which the amount was allocated to the Guarantee Period) have elapsed. The last day of the Guarantee Period is its Expiration Date. Each additional Purchase Payment, transfer or renewal credited to your Fixed Account value will result in a new Guarantee Period with its own Expiration Date. Amounts allocated at different times to Guarantee Periods of the same duration may have different Expiration Dates.

We credit interest on amounts allocated to a Guarantee Period at the applicable Guaranteed Interest Rate for the duration of the Guarantee Period. During the Guarantee Period, we credit interest daily at a rate that yields the Guaranteed Interest Rate on an annual effective basis.

Each separate allocation you make to a Guarantee Period, together with interest credited thereon, is called a Guarantee Amount. We will notify you in writing between 45 and 75 days before the Expiration Date for any Guarantee Amount. A new Guarantee Period of the same duration will begin automatically for that Guarantee Amount on the first day following the Expiration Date, unless before the Expiration Date we receive instructions to transfer the Guarantee Amount to one or more Sub-Accounts, in accordance with the transfer privilege provisions of the Contract described below (see ''Transfer Privilege.'').

Transfer Privilege

     Permitted Transfers

During the Accumulation Phase, you may transfer all or part of your Account Value to one or more Sub-Accounts or Guarantee Periods then available, subject to the following restrictions:
o	You may not make more than 12 transfers in any Contract Year;

o	The amount transferred from a Sub-Account must be at least $1,000, unless you are transferring your entire balance in that Sub-Account;

o	Your Account Value remaining in a Sub-Account must be at least $1,000;

o	The amount transferred from a Guarantee Period must be the entire Guarantee Amount, except for transfers of interest credited during the current Contract Year;

o	At least 30 days must elapse between transfers to and from Guarantee Periods;

o	The total number of Sub-Accounts and Guarantee Periods within an account may not exceed 18 over the lifetime of the Contract;

o	Transfers to or from Sub-Accounts are subject to terms and conditions that may be imposed by the Funds; and

o	We impose additional restrictions on market timers, which are further described below.

These restrictions do not apply to transfers made under an approved dollar-cost averaging program.

There is usually no charge imposed on transfers; however, we reserve the right to impose a transfer charge of $15 for each transfer. Under current law, there is no tax liability for transfers.

     Requests for Transfers

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You may request transfers in writing or by telephone. If the request is received before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m., it will be effective that day. Otherwise, it will be effective on the next Business Day. The telephone transfer privilege is available automatically, and does not require your written election. We will require personal identifying information to process a request for a transfer made by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe are genuine.

Your transfer request will be effective as of the close of the Business Day if we receive your transfer request before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. Otherwise, your transfer request will be effective as of the close of the next Business Day.

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     Market Timers

The Contracts are not designed for professional market timing organizations or other entities using programmed and frequent transfers. If you wish to employ such strategies, you should not purchase a Contract. Accordingly, transfers may be subject to restrictions if exercised by a market timing firm or any other third party authorized to initiate transfer transactions on behalf of multiple Owners. In imposing such restrictions, we may, among other things, not accept (1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or (2) the transfer instructions of individual Owners who have executed pre-authorized transfer forms that are submitted at the same time by market timing firms or other third parties on behalf of more than one Owner. We will not impose these restrictions unless our actions are reasonably intended to prevent the use of such transfers in a manner that will disadvantage or potentially impair the Contract rights of other Owners.

In addition, some of the Funds have reserved the right to temporarily or permanently refuse exchange requests from the Variable Account if, in the judgment of the Fund's investment adviser, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. In particular, a pattern of exchanges that coincide with a market timing strategy may be disruptive to a Fund and therefore may be refused. Accordingly, the Variable Account may not be in a position to effectuate transfers and may refuse transfer requests without prior notice. We also reserve the right, for similar reasons, to refuse or delay exchange requestsinvolving transfers to or from the Fixed Account.

Waivers; Reduced Charges; Credits; Bonus Guaranteed Interest Rates

We may reduce or waive the withdrawal charge or Account Fee, credit additional amounts, or grant bonus Guaranteed Interest Rates in certain situations. These situations may include sales of Contracts (1) where selling and/or maintenance costs associated with the Contracts are reduced, such as the sale of several Contracts to the same Owner, sales of large Contracts, and certain group sales, and (2) to officers, directors and employees of the Company or its affiliates, registered representatives and employees of broker-dealers with a current selling agreement with the Company and affiliates of such representatives and broker-dealers, employees of affiliated asset management firms, and persons who have retired from such positions (''Eligible Employees'') and immediate family members of Eligible Employees. Eligible Employees and their immediate family members may also purchase a Contract without regard to minimum Purchase Payment requirements. For other situations in which withdrawal charges may be waived, see ''Withdrawals and Withdrawal Charge.''

Optional Programs

     Dollar-Cost Averaging

Dollar-cost averaging allows you to invest gradually, over time, in up to 12 Sub-Accounts. You may select a dollar-cost averaging program at no extra charge by allocating a minimum of $1,000 to a designated Sub-Account or to a Guarantee Period we make available in connection with the program.

Amounts allocated to the Fixed Account under the program will earn interest at a rate declared by the Company for the Guarantee Period you select. Previously applied amounts may not be transferred to a Guarantee Period made available in connection with this program. Each month or quarter, as you select, we will transfer the same amount automatically (including a portion of the Purchase Payment Interest) to one or more Sub-Accounts that you choose, up to a maximum of 12 Sub-Accounts. The program continues until your Account Value allocated to the program is depleted or you elect to stop the program. The final amount transferred from the Fixed Account will include all interest earned (excluding Purchase Payment Interest). Any new allocation of a Purchase Payment to the program will be treated as commencing a new dollar-cost averaging program and is subject to the $1,000 minimum.

The main objective of a dollar-cost averaging program is to minimize the impact of short-term price fluctuations on Account Value. Since you transfer the same dollar amount to the variable investment options at set intervals, dollar-cost averaging allows you to purchase more Variable Accumulation Units (and, indirectly, more Fund shares) when prices are low and fewer Variable Accumulation Units (and, indirectly, fewer Fund shares) when prices are high. Therefore, you may achieve a lower average cost per Variable Accumulation Unit over the long term. A dollar-cost averaging program allows you to take advantage of market fluctuations. However, it is important to understand that a dollar-cost averaging program does not assure a profit or protect against loss in a declining market. We do not allow transfers into any of the Guarantee Periods.

     Asset Allocation

One or more asset allocation programs may be available in connection with the Contracts, at no extra charge. Asset allocation is the process of investing in different asset classes - such as equity funds, fixed income funds, and money market funds - depending on your personal investment goals, tolerance for risk, and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees, and asset allocation does not insure a profit or protect against loss in a declining market.

Currently, you may select one of the available asset allocation models, each of which represents a combination of Sub-Accounts with a different level of risk. These models, as well as the terms and conditions of the asset allocation program, are fully described in a separate brochure. We may add or delete programs in the future.

If you elect an asset allocation program, we will automatically allocate your Purchase Payments among the Sub-Accounts represented in the model you choose. By electing an asset allocation program, you thereby authorize us to automatically reallocate your investment options, as determined by the terms of the asset allocation program, to reflect the current composition of the model you have selected, without further instruction, until we receive notification that you wish to terminate the program, or choose a different model.

     Systematic Withdrawal Program

If you have an Account Value of $10,000 or more, you may select our Systematic Withdrawal Program or our Interest Out Program.

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Under the Systematic Withdrawal Program, you determine the amount and frequency of regular withdrawals you would like to receive from your Fixed Account Value and/or Variable Account Value and we will effect them automatically. The withdrawals under this program are subject to surrender charges. They may also be included in income and subject to a 10% federal tax penalty, as well as all charges applicable upon withdrawal. You should consult a qualified tax professional before choosing these options.

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You may change or stop this program at any time, by written notice to us or by telephone.

     Portfolio Rebalancing Program

Under the Portfolio Rebalancing Program, we transfer funds among the Sub-Accounts to maintain the percentage allocation you have selected among these Sub-Accounts. At your election, we will make these transfers on a quarterly, semi-annual or annual basis.

WITHDRAWALS AND WITHDRAWAL CHARGE

Cash Withdrawals

     Requesting a Withdrawal

At any time during the Accumulation Phase you may withdraw in cash all or any portion of your Account Value. To make a withdrawal, you must send us a written request at our Service Address. Your request must specify whether you want to withdraw the entire amount of your Account or, if less, the amount you wish to receive.

All withdrawals may be subject to a withdrawal charge (see ''Withdrawal Charge,'' below). Upon request we will notify you of the amount we would pay in the event of a full or partial withdrawal. Withdrawals also may have adverse income tax consequences, including a 10% penalty tax (see ''Tax Considerations''). You should carefully consider these tax consequences before requesting a cash withdrawal.

     Full Withdrawals

If you request a full withdrawal, we calculate the amount we will pay you as follows. We start with the total value of your Account at the end of the Valuation Period during which we receive your withdrawal request; we deduct the Account Fee for the Contract Year in which the withdrawal is made; and finally, we deduct any applicable withdrawal charge.

A full withdrawal results in the surrender of your Contract, and cancellation of all rights and privileges under your Contract.

     Partial Withdrawals

If you request a partial withdrawal, we will pay you the actual amount specified in your request and then reduce the value of your Account by the total of the amount paid and any applicable withdrawal charge.

You may specify the amount you want withdrawn from each Sub-Account and/or Guarantee Amount to which your Account is allocated. If you do not so specify, we will deduct the total amount you request pro rata, based on your Account Value at the end of the Valuation Period during which we receive your request.

If you request a partial withdrawal that would result in your Account Value being reduced to an amount less than the Account Fee for the Contract Year in which you make the withdrawal, we will treat it as a request for a full withdrawal.

     Time of Payment

We will pay you the applicable amount of any full or partial withdrawal within 7 days after we receive your withdrawal request, except in cases where we are permitted to defer payment under the Investment Company Act of 1940 and New York insurance law. Currently, we may defer payment of amounts you withdraw from the Variable Account only for the following periods:
o	When the New York Stock Exchange is closed (except weekends and holidays) or when trading on the New York Stock Exchange is restricted;

o	When it is not reasonably practical to dispose of securities held by a Fund or to determine the value of the net assets of a Fund, because an emergency exists; or

o	When an SEC order permits us to defer payment for the protection of Owners.

We also may defer payment of amounts you withdraw from the Fixed Account for up to 6 months from the date we receive your withdrawal request. We do not pay interest on the amount of any payments we defer.

     Withdrawal Restrictions for Qualified Plans

If your Contract is a Qualified Contract, you should carefully check the terms of your retirement plan for limitations and restrictions on cash withdrawals.

Special restrictions apply to withdrawals from Contracts used for Section 403(b) annuities (see ''Tax Considerations - Tax-Sheltered Annuities'').

Withdrawal Charge

We do not deduct any sales charge from your Purchase Payments when they are made. However, we may impose a withdrawal charge (known as a ''contingent deferred sales charge'') on certain amounts you withdraw. We impose this charge to defray some of our expenses related to the sale of the Contracts, such as commissions we pay to agents, the cost of sales literature, and other promotional costs and transaction expenses.

     Free Withdrawal Amount

In each Contract Year, you may withdraw a portion of your Account Value - which we will call the ''free withdrawal amount'' - before incurring the withdrawal charge. For any year, the free withdrawal amount is equal to the amount of all Purchase Payments made before the last 7 Contract Years that you have not previously withdrawn, plus the greater of:
o	your Contract's earnings (defined below) during the prior Contract Year; and

o	10% of the amount of all Purchase Payments you have made during the last 7 Contract Years, including the current Contract Year.

Any portion of the ''free withdrawal amount'' that you do not use in a Contract Year is not cumulative; that is, it will not be carried forward or available for use in future years.

Your Contract's earnings during the prior Contract Year are equal to:
o	the difference between your Account Value at the end of the prior Contract Year and your Account Value at the beginning of the prior Contract Year, minus

o	any Purchase Payments made during the prior Contract Year, plus

o	any partial withdrawals and charges taken during the prior Contract Year.

For an example of how we calculate the ''free withdrawal amount,'' see Appendix B.

     Order of Withdrawal

When you make a withdrawal, we consider the oldest remaining Purchase Payment to be withdrawn first, then the next oldest, and so forth. Once all Purchase Payments are withdrawn, the balance withdrawn is considered to be accumulated value and is not subject to a withdrawal charge.

     Calculation of Withdrawal Charge

We calculate the amount of the withdrawal charge by multiplying the Purchase Payments you withdraw by a percentage. The percentage varies according to the number of Contract Years the Purchase Payment has been held in your Account, including the Contract Year in which you made the Payment, but not the Contract Year in which you withdraw it. Each Payment begins a new 7-year period and moves down a declining surrender charge scale at each Contract Anniversary. Payments received during the Contract Year will be charged 8%, if withdrawn. On your next scheduled Contract Anniversary, that Payment, along with any other Payments made during that Contract Year, will be considered to be in their second Contract Year and will have an 8% withdrawal charge. On the next Contract Anniversary, these Payments will move into their third Contract Year and will have a withdrawal charge of 7%, if withdrawn. The withdrawal charge decreases according to the number of Contract Years the Purchase Payment has been in your Account. The declining scale is as follows:

Number of Contract Years Payment has Been in Your Account	Withdrawal Charge
0-1	8%
1-2	8%
2-3	7%
3-4	7%
4-5	6%
5-6	5%
6-7	4%
7+	0%

For example, the percentage applicable to the withdrawals of a Payment that has been in an Account for more than 2 Contract Years but less than 3 will be 7% regardless of the issue date of the Contract.

The withdrawal charge will never be greater than 8% of the excess of Purchase Payments you make under your Contract over the ''free withdrawal amount,'' as defined above.

For additional examples of how we calculate withdrawal charges, see Appendix B.

Types of Withdrawals Not Subject to Withdrawal Charge

     Minimum Distributions

For each Qualified Contract, the free withdrawal amount in any Contract Year will be the greater of the free withdrawal amount described above or any amounts required to be withdrawn to comply with the minimum distribution requirement of the Internal Revenue Code. This waiver of the withdrawal charge applies only to the portion of the required minimum distribution attributable to that Qualified Contract.

     Other Withdrawals

We do not impose the withdrawal charge on amounts you apply to provide an annuity, amounts we pay as a death benefit, or amounts you transfer among the Sub-Accounts, between the Sub-Accounts and the Fixed Account, or within the Fixed Account.

CONTRACT CHARGES

Account Fee

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During the Accumulation Phase of your Contract, we will deduct from your Account an annual Account Fee of $30 to help cover the administrative expenses we incur related to the issuance of Contracts and the maintenance of Accounts. We deduct the Account Fee on each Contract Anniversary. We deduct the Account Fee pro rata from each Sub-Account and each Guarantee Period, based on the allocation of your Account Value on your Contract Anniversary.

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We will not charge you the Account Fee if:
o	your Account has been allocated only to the Fixed Account during the applicable Contract Year; or

o	your Account Value is more than $100,000 on your Contract Anniversary.

If you make a full withdrawal of your Account, we will deduct the full amount of the Account Fee at the time of the withdrawal. In addition, on the Annuity Commencement Date we will deduct a pro rata portion of the Account Fee to reflect the time elapsed between the last Contract Anniversary and the day before the Annuity Commencement Date.

After the Annuity Commencement Date, we will deduct an annual Account Fee of $30 in the aggregate in equal amounts from each Variable Annuity payment we make during the year. We do not deduct any Account Fee from Fixed Annuity payments.

Administrative Expense Charge

We deduct an administrative expense charge from the assets of the Variable Account at an annual effective rate equal to 0.15% during both the Accumulation Phase and the Income Phase. This charge is designed to reimburse us for expenses we incur in administering the Contracts, the Accounts and the Variable Account that are not covered by the annual Account Fee.

Mortality and Expense Risk Charge

During both the Accumulation Phase and the Income Phase, we deduct a mortality and expense risk charge from the assets of the Variable Account at an effective annual rate equal to 1.30%. The mortality risk we assume arises from our contractual obligation to continue to make annuity payments to each Annuitant, regardless of how long the Annuitant lives and regardless of how long all Annuitants as a group live. This obligation assures each Annuitant that neither the longevity of fellow Annuitants nor an improvement in life expectancy generally will have an adverse effect on the amount of any annuity payment received under the Contract. The mortality risk also arises from our contractual obligation to pay a death benefit upon the death of the Owner prior to the Annuity Commencement Date. The expense risk we assume is the risk that the annual Account Fee and the administrative expense charge we assess under the Contracts may be insufficient to cover the actual total administrative expenses we incur. If the amount of the charge is insufficient to cover the mortality and expense risks, we will bear the loss. If the amount of the charge is more than sufficient to cover the risks, we will make a profit on the charge. We expect to make a profit on the excess expense charge associated with the Purchase Payment Interest. We may use this profit for any proper corporate purpose, including the payment of marketing and distribution expenses for the Contracts.

Charges for Optional Death Benefit Rider

If you elect the optional death benefit rider, we will deduct, during the Accumulation Phase, a charge of 0.15% of the average daily value of your Contract from the assets of the Variable Account.

Premium Taxes

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In New York there currently is no premium tax. However, if an Owner or Payee is not a New York State resident, a premium tax may be imposed, depending on where the Owner or Payee resides. We believe that the amounts of applicable premium taxes currently range from 0% to 3.5%. You should consult a qualified tax professional to find out if your state imposes a premium tax and the amount of any tax.

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In order to reimburse us for the premium tax we may pay on Purchase Payments, our policy is to deduct the amount of such taxes from the amount you apply to provide an annuity at the time of annuitization. However, we reserve the right to deduct the amount of any applicable tax from your Account at any time, including at the time you make a Purchase Payment or make a full or partial withdrawal. We do not make any profit on the deductions we make to reimburse premium taxes.

Fund Expenses

There are fees and charges deducted from each Fund. These fees and expenses are described in the Fund prospectuses and related Statements of Additional Information.

DEATH BENEFIT

If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary, using the payment method elected (a single cash payment or one of our Annuity Options). If the Beneficiary is not living on your date of death, we will pay the death benefit to the Annuitant or, if the Annuitant is not then living, in one sum to your estate. We do not pay a death benefit if you die during the Income Phase. However, the Beneficiary will receive any payments provided under an Annuity Option that is in effect.

Amount of Death Benefit

To calculate the amount of your death benefit, we use a ''Death Benefit Date.'' The Death Benefit Date is the date we receive proof of your death in an acceptable form (''Due Proof of Death'') if you have elected a death benefit payment method before your death and it remains effective. Otherwise, the Death Benefit Date is the later of the date we receive Due Proof of Death or the date we receive the Beneficiary's election of either payment method or, if the Beneficiary is your spouse, Contract continuation. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, we reserve the right to provide a lump sum to your Beneficiary.

The amount of the death benefit is determined as of the Death Benefit Date.

The Basic Death Benefit

In general, if you were 85 or younger on your Contract Date (the date we accepted your first Purchase Payment), the death benefit will be the greatest of the following amounts:
(1)	Your Account Value for the Valuation Period during which the Death Benefit Date occurs; and

(2)	Your total Purchase Payments (adjusted for partial withdrawals as described in ''Calculating the Death Benefit'') as of the Death Benefit Date.

For examples of how to calculate this basic death benefit, see Appendix C.

If you were 86 or older on your Contract Date, the death benefit is equal to the amount we would pay if you had surrendered your entire Account on the Death Benefit Date. Because this amount will reflect any applicable withdrawal charges, the basic death benefit may be less than your Account Value.

Optional Death Benefit Rider

You may enhance the basic death benefit by electing an optional death benefit rider known as the Maximum Anniversary Account Value Rider (''MAV''). You must make your election before the date on which your Contract becomes effective. You will pay a charge for the optional death benefit rider. (For a description of the charge, see ''Charges for Optional Death Benefit Rider.'') The rider is available only if you are younger than 80 on the Contract Date. The optional death benefit rider election may not be changed after your Contract is issued. The death benefit under the optional death benefit rider will be adjusted for all partial withdrawals as described in the Prospectus under the heading ''Calculating the Death Benefit.''

Under the MAV rider, the death benefit will be the greater of:
o	the amount payable under the basic death benefit, above, or

o

your highest Account Value on any Contract Anniversary before your 81st birthday, adjusted for any subsequent Purchase Payments, partial withdrawals and charges made between that Contract Anniversary and the Death Benefit Date.

Spousal Continuance

If your spouse is your Beneficiary, upon your death your spouse may elect to continue the Contract as the Owner, rather than receive the death benefit amount. In that case, we will not pay a death benefit, but the Contract's Account Value will be equal to your Contract's death benefit amount, as defined under the basic death benefit or any rider you have selected. All Contract provisions, including any riders you have selected, will continue as if your spouse had purchased the Contract on the Death Benefit Date with a value equal to the death benefit amount. For purposes of calculating death benefits and expenses from that date forward, the surviving spouse's age on the original effective date of the Contract will be used. Upon surrender or annuitization, this step-up to the spouse will not be treated as premium, but will be treated as income.

Calculating the Death Benefit

In calculating the death benefit amount payable under option (2) of the basic death benefit or under the optional death benefit rider, any partial withdrawals will reduce the death benefit amount to an amount equal to the death benefit amount immediately before the withdrawal multiplied by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal.

If the death benefit is the amount payable under options (2) of the basic death benefit or under the optional death benefit rider, your Account Value will be increased by the excess, if any, of that amount over option (1) of the basic death benefit. Any such increase will be allocated to the Sub-Accounts in proportion to your Account Value in those Sub-Accounts on the Death Benefit Date. Also, any portion of this new Account Value attributed to the Fixed Account will be transferred to the Sun Capital Money Market Sub-Account.

Method of Paying Death Benefit

The death benefit may be paid in a single cash payment or as an annuity (either fixed, variable or a combination), under one or more of our Annuity Options. We describe the Annuity Options in this Prospectus under ''The Income Phase - Annuity Provisions.''

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During the Accumulation Phase, you may elect the method of payment for the death benefit. . These elections are made by sending us at our Service Address an election form, which we will provide. If no such election is in effect on the date of your death, the Beneficiary may elect either a single cash payment or an annuity. If the Beneficiary is the Owner's spouse, the Beneficiary may elect to continue the Contract. This election is made by sending us a letter of instruction. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, we will pay the death benefit in a single cash payment.

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If we pay the death benefit in the form of an Annuity Option, the Beneficiary becomes the Annuitant/Payee under the terms of that Annuity Option.

Non-Qualified Contracts

If your Contract is a Non-Qualified Contract, special distribution rules apply to the payment of the death benefit. The amount of the death benefit must be distributed either (1) as a lump sum within 5 years after your death or (2) if in the form of an annuity, over a period not greater than the life or expected life of the ''designated beneficiary'' within the meaning of Section 72(s) of the Internal Revenue Code, with payments beginning no later than one year after your death.

The person you have named as Beneficiary under your Contract, if any, will be the ''designated beneficiary.'' If the named Beneficiary is not living and no contingent beneficiary has been named, the Annuitant automatically becomes the designated beneficiary.

If the designated beneficiary is your surviving spouse, your spouse may continue the Contract in his or her own name as Owner. To make this election, your spouse must give us written notification within 60 days after we receive Due Proof of Death. The special distribution rules will then apply on the death of your spouse. To understand what happens when your spouse continues the Contract, see ''Spousal Continuance,'' above.

During the Income Phase, if the Annuitant dies, the remaining value of the Annuity Option(s) in place must be distributed at least as rapidly as the method of distribution under that option.

If the Owner is not a natural person, these distribution rules apply on a change in, or the death of, either the Annuitant or the Co-Annuitant.

Payments made in contravention of these special rules would adversely affect the treatment of the Contract as annuity contract under the Internal Revenue Code. Neither you nor the Beneficiary may exercise rights that would have that effect.

Selection and Change of Beneficiary

You select your Beneficiary in your Application. You may change your Beneficiary at any time by sending us written notice on our required form, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until we record the change.

Payment of Death Benefit

Payment of the death benefit in cash will be made within 7 days of the Death Benefit Date, except if we are permitted to defer payment in accordance with the Investment Company Act of 1940. If an Annuity Option is elected, the Annuity Commencement Date will be the first day of the second calendar month following the Death Benefit Date, and your Account will remain in effect until the Annuity Commencement Date.

Due Proof of Death

We accept any of the following as proof of any person's death:
o	An original certified copy of an official death certificate;
o	An original certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

o	Any other proof we find satisfactory.

We also require all necessary beneficiary information and other information that is needed to make payment such as the beneficiary's tax payer identification.

THE INCOME PHASE - ANNUITY PROVISIONS

During the Income Phase, we make regular monthly annuity payments to the Annuitant.

The Income Phase of your Contract begins with the Annuity Commencement Date. On that date, we apply your Account Value, adjusted as described below, under the Annuity Option(s) you have selected, and we make the first payment.

Once the Income Phase begins, no lump sum settlement option or cash withdrawals are permitted, except pursuant to Annuity Option D, Monthly Payments for a Specified Period Certain, as described below under the heading ''Annuity Options,'' and you cannot change the Annuity Option(s) selected. You may request a full withdrawal before the Annuity Commencement Date, which will be subject to all charges applicable on withdrawals. See ''Withdrawals and Withdrawal Charge.''

Selection of the Annuitant or Co-Annuitant

You select the Annuitant in your Application. The Annuitant is the person who receives annuity payments during the Income Phase and on whose life these payments are based. In your Contract, the Annuity Options refer to the Annuitant as the ''Payee.'' If you name someone other than yourself as Annuitant and the Annuitant dies before the Income Phase, you become the Annuitant.

In a Non-Qualified Contract, if you name someone other than yourself as Annuitant, you may also select a Co-Annuitant, who will become the new Annuitant if the original Annuitant dies before the Income Phase. If both the Annuitant and Co-Annuitant die before the Income Phase, you become the Annuitant. If you have named both an Annuitant and a Co-Annuitant, you may designate one of them to become the sole Annuitant as of the Annuity Commencement Date, if both are living at that time. If you have not made that designation on the 30th day before the Annuity Commencement Date, and both the Annuitant and the Co-Annuitant are still living, the Co-Annuitant will become the Annuitant.

When an Annuity Option has been selected as the method of paying the death benefit, the Beneficiary is the Payee of the annuity payments.

Selection of the Annuity Commencement Date

You select the Annuity Commencement Date in your Application. The following restrictions apply to the date you may select:

o	The earliest possible Annuity Commencement Date is the first day of the first month following your first Contract Anniversary.

o

The latest possible Annuity Commencement Date is the first day of the month following the Annuitant's 90th birthday. If there is a Co-Annuitant, the 90th birthday of the younger of the Annuitant and Co-Annuitant.

o	The Annuity Commencement Date must always be the first day of a month.

You may change the Annuity Commencement Date from time to time by sending us written notice, with the following additional limitations:

o	We must receive your notice at least 30 days before the current Annuity Commencement Date.

o	The new Annuity Commencement Date must be at least 30 days after we receive the notice.

There may be other restrictions on your selection of the Annuity Commencement Date imposed by your retirement plan or applicable law. In most situations, current law requires that for a Qualified Contract, certain minimum distributions must commence no later than April 1 following the year the Annuitant reaches age 70 1/2 (or, for Qualified Contracts other than IRAs, no later than April 1 following the year the Annuitant retires, if later than the year the Annuitant reaches age 70 1/2).

Annuity Options

We offer the following Annuity Options for payments during the Income Phase. Each Annuity Option may be selected for either a Variable Annuity or a Fixed Annuity, or a combination of both. We may also agree to other settlement options, in our discretion.

     Annuity Option A - Life Annuity

We provide monthly payments during the lifetime of the Annuitant. Annuity payments stop when the Annuitant dies. There is no provision for continuation of any payments to a Beneficiary.

     Annuity Option B - Life Annuity With 60, 120, 180 or 240 Monthly Payments Certain

We make monthly payments during the lifetime of the Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period. The election of a longer period results in smaller monthly payments. If no Beneficiary is designated, we pay the discounted value of the remaining payments in one sum to the Annuitant's estate. The Beneficiary may also elect to receive the discounted value of the remaining payments in one sum. The discount rate for a Variable Annuity will be the assumed interest rate in effect; the discount rate for a Fixed Annuity will be based on the interest rate we used to determine the amount of each payment.

     Annuity Option C - Joint and Survivor Annuity

We make monthly payments during the lifetime of the Annuitant and another person you designate and during the lifetime of the survivor of the two. We stop making payments when the last survivor dies. There is no provision for continuance of any payments to a Beneficiary.

     Annuity Option D - Monthly Payments for a Specified Period Certain

We make monthly payments for a specified period of time from 10 to 30 years, as you elect. If payments under this option are paid on a Variable Annuity basis, the Annuitant may elect to receive in one sum the discounted value of the remaining payments, less any applicable withdrawal charge; the discount rate for this purpose will be the assumed interest rate in effect. If the Annuitant dies during the period selected, the remaining income payments are made as described under Annuity Option B. The election of this Annuity Option may result in the imposition of a penalty tax.

Selection of Annuity Option

You select one or more of the Annuity Options, which you may change from time to time during the Accumulation Phase, as long as we receive your selection or change in writing at least 30 days before the Annuity Commencement Date. If we have not received your written selection on the 30th day before the Annuity Commencement Date, you will receive Annuity Option B, for a life annuity with 120 monthly payments certain.

You may specify the proportion of your Adjusted Account Value you wish to provide a Variable Annuity or a Fixed Annuity. Under a Variable Annuity, the dollar amount of payments will vary, while under a Fixed Annuity, the dollar amount of payments will remain the same. If you do not specify a Variable Annuity or a Fixed Annuity, your Adjusted Account Value will be divided between Variable Annuities and Fixed Annuities in the same proportions as your Account Value was divided between the Variable and Fixed Accounts on the Annuity Commencement Date. You may allocate your Adjusted Account Value applied to a Variable Annuity among the Sub-Accounts, or we will use your existing allocations.

There may be additional limitations on the options you may elect under your particular retirement plan or applicable law.

Remember that the Annuity Options may not be changed once annuity payments begin.

Amount of Annuity Payments

     Adjusted Account Value

The Adjusted Account Value is the amount we apply to provide a Variable Annuity and/or a Fixed Annuity. We calculate Adjusted Account Value by taking your Account Value on the Business Day just before the Annuity Commencement Date and making the following adjustments:
o	We deduct a proportional amount of the Account Fee, based on the fraction of the current Contract Year that has elapsed.

o	We deduct any applicable premium tax or similar tax if not previously deducted.

     Variable Annuity Payments

On the Annuity Commencement Date, we will exchange your Account's Variable Annuity Units for Annuitization Units which have annual insurance charges of 1.45% of your Account's average daily net assets. Variable Annuity payments may vary each month. We determine the dollar amount of the first payment using the portion of your Adjusted Account Value applied to a Variable Annuity and the Annuity Payment Rates in your Contract, which are based on an assumed interest rate of 3% per year, compounded annually. See ''Annuity Payment Rates.''

To calculate the remaining payments, we convert the amount of the first payment into Annuity Units for each Sub-Account; we determine the number of those Annuity Units by dividing the portion of the first payment attributable to the Sub-Account by the Annuity Unit Value of that Sub-Account for the Valuation Period ending just before the Annuity Commencement Date. This number of Annuity Units for each Sub-Account will remain constant (unless the Annuitant requests an exchange of Annuity Units). However, the dollar amount of the next Variable Annuity payment - which is the sum of the number of Annuity Units for each Sub-Account times its Annuity Unit Value for the Valuation Period ending just before the date of the payment - will increase, decrease, or remain the same, depending on the net investment return of the Sub-Accounts.

If the net investment return of the Sub-Accounts selected is the same as the assumed interest rate of 3%, compounded annually, the payments will remain level. If the net investment return exceeds the assumed interest rate, payments will increase and, conversely, if it is less than the assumed interest rate, payments will decrease.

Please refer to the Statement of Additional Information for more information about calculating Variable Annuity Units and Variable Annuity payments, including examples of these calculations.

     Fixed Annuity Payments

Fixed Annuity payments are the same each month. We determine the dollar amount of each Fixed Annuity payment using the fixed portion of your Adjusted Account Value and the applicable Annuity Payment Rates. These will be either (1) the rates in your Contract, which are based on a minimum guaranteed interest rate of 3% per year, compounded annually, or (2) new rates we have published and are using on the Annuity Commencement Date, if they are more favorable. See ''Annuity Payment Rates.''

     Minimum Payments

If your Adjusted Account Value is less than $2,000, or the first annuity payment for any Annuity Option is less than $20, we will pay the Adjusted Account Value to the Annuitant in one payment.

Exchange of Variable Annuity Units

During the Income Phase, the Annuitant may exchange Annuity Units from one Sub-Account to another, up to 12 times each Contract Year. To make an exchange, the Annuitant sends us, at our Service Address, a written request stating the number of Annuity Units in the Sub-Account he or she wishes to exchange and the new Sub-Account for which Annuity Units are requested. The number of new Annuity Units will be calculated so the dollar amount of an annuity payment on the date of the exchange would not be affected. To calculate this number, we use Annuity Unit values for the Valuation Period during which we receive the exchange request.

Before exchanging Annuity Units from one Sub-Account to another, the Annuitant should carefully review the relevant Fund prospectuses for the investment objectives and risk disclosure of the Funds in which the Sub-Accounts are invested.

During the Income Phase, we permit only exchanges among Sub-Accounts. No exchanges to or from a Fixed Annuity are permitted.

Account Fee

During the Income Phase, we deduct the annual Account Fee of $30 in equal amounts from each Variable Annuity payment. We do not deduct the annual Account Fee from Fixed Annuity payments.

Annuity Payment Rates

The Contracts contain Annuity Payment Rates for each Annuity Option described in this Prospectus. The rates show, for each $1,000 applied, the dollar amount of: (a) the first monthly Variable Annuity payment based on the assumed interest rate specified in the applicable Contract (at least 3% per year, compounded annually); and (b) the monthly Fixed Annuity payment, when this payment is based on the minimum guaranteed interest rate specified in the Contract (at least 3% per year, compounded annually).

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The Annuity Payment Rates may vary according to the Annuity Option(s) elected and the adjusted age of the Annuitant. The Contracts also describes the method of determining the adjusted age of the Annuitant. The mortality table used in determining the Annuity Payment Rates for Annuity Options A, B and C is the 2000 Individual Annuitant Mortality Table.

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Annuity Options as Method of Payment for Death Benefit

You or your Beneficiary may also select one or more Annuity Options to be used in the event of the Annuitant's death before the Income Phase, as described under the ''Death Benefit'' section of this Prospectus. In that case, your Beneficiary will be the Annuitant. The Annuity Commencement Date will be the first day of the second month beginning after the Death Benefit Date.

OTHER CONTRACT PROVISIONS

Exercise of Contract Rights

A Contract belongs to the individual to whom the Contract is issued. All Contract rights and privileges can be exercised by the Owner without the consent of the Beneficiary (other than an irrevocably designated Beneficiary) or any other person. Such rights and privileges may be exercised only during the lifetime of the Annuitant before the Annuity Commencement Date, except as the Contract otherwise provides.

The Annuitant becomes the Payee on and after the Annuity Commencement Date. The Beneficiary becomes the Payee on the death of the Owner prior to the Annuity Commencement Date, or on the death of the Annuitant after the Annuity Commencement Date. Such Payee may thereafter exercise such rights and privileges, if any, of ownership which continue.

Change of Ownership

Ownership of a Qualified Contract may not be transferred except to: (1) the Annuitant; (2) a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Internal Revenue Code; (3) the employer of the Annuitant, provided that the Qualified Contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Internal Revenue Code for the benefit of the Annuitant; (4) the trustee or custodian of an individual retirement account plan qualified under Section 408 of the Internal Revenue Code for the benefit of the Owner; or (5) as otherwise permitted from time to time by laws and regulations governing the retirement or deferred compensation plans for which a Qualified Contract may be issued. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

The Owner of a Non-Qualified Contract may change the ownership of the Contract prior to the Annuity Commencement Date. A change of ownership will not be binding on us until we receive written notification. When we receive such notification, the change will be effective as of the date on which the request for change was signed by the Owner, but the change will be without prejudice to us on account of any payment we make or any action we take before receiving the change. If you change the Owner of a Non-Qualified Contract, you will become immediately liable for the payment of taxes on any gain realized under the Contract prior to the change of ownership, including possible liability for a 10% federal excise tax.

Voting of Fund Shares

We will vote Fund shares held by the Sub-Accounts at meetings of shareholders of the Funds or in connection with similar solicitations, but will follow voting instructions received from persons having the right to give voting instructions. During the Accumulation Phase, you will have the right to give voting instructions, except in the case of a Group Contract where the Owner has reserved this right. During the Income Phase, the Payee - that is the Annuitant or Beneficiary entitled to receive benefits - is the person having such voting rights. We will vote any shares attributable to us and Fund shares for which no timely voting instructions are received in the same proportion as the shares for which we receive instructions from Owners and Payees, as applicable.

Neither the Variable Account nor the Company is under any duty to provide information concerning the voting instruction rights of persons who may have such rights under plans, other than rights afforded by the Investment Company Act of 1940, or any duty to inquire as to the instructions received or the authority of Owners or others, as applicable, to instruct the voting of Fund shares. Except as the Variable Account or the Company has actual knowledge to the contrary, the instructions given by Owners and Payees will be valid as they affect the Variable Account, the Company and any others having voting instruction rights with respect to the Variable Account.

All Fund proxy material, together with an appropriate form to be used to give voting instructions, will be provided to each person having the right to give voting instructions at least 10 days prior to each meeting of the shareholders of the Funds. We will determine the number of Fund shares as to which each such person is entitled to give instructions as of the record date set by the Funds for such meeting, which is expected to be not more than 90 days prior to each such meeting. Prior to the Annuity Commencement Date, the number of Fund shares as to which voting instructions may be given to the Company is determined by dividing the value of all of the Variable Accumulation Units of the particular Sub-Account credited to the Owner Account by the net asset value of one Fund share as of the same date. On or after the Annuity Commencement Date, the number of Fund shares as to which such instructions may be given by a Payee is determined by dividing the reserve held by the Company in the Sub-Account with respect to the particular Payee by the net asset value of a Fund share as of the same date. After the Annuity Commencement Date, the number of Fund shares as to which a Payee is entitled to give voting instructions will generally decrease due to the decrease in the reserve.

Periodic Reports

During the Accumulation Period we will send you, at least once during each Contract Year, a statement showing the number, type and value of Accumulation Units credited to your Account and the Fixed Accumulation Value of your Account, which statement shall be accurate as of a date not more than 2 months previous to the date of mailing. These periodic statements contain important information concerning your transactions with respect to a Contract. It is your obligation to review each such statement carefully and to report to us, at the address or telephone number provided on the statement, any errors or discrepancies in the information presented therein within 60 days of the date of such statement. Unless we receive notice of any such error or discrepancy from you within such period, we may not be responsible for correcting the error or discrepancy.

In addition, every person having voting rights will receive such reports or prospectuses concerning the Variable Account and the Funds as may be required by the Investment Company Act of 1940 and the Securities Act of 1933. We will also send such statements reflecting transactions in your Account as may be required by applicable laws, rules and regulations.

Upon request, we will provide you with information regarding fixed and variable accumulation values.

Substitution of Securities

Shares of any or all Funds may not always be available for investment under the Contracts. We may add or delete Funds or other investment companies as variable investment options under the Contracts. We may also substitute for the shares held in any Sub-Account shares of another Fund or shares of another registered open-end investment company or unit investment trust, provided that the substitution has been approved, if required, by the SEC and the Superintendent of Insurance of the State of New York. In the event of any substitution pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the substitution.

Change in Operation of Variable Account

At our election and subject to the prior approval of the Superintendent of Insurance of the State of New York and any necessary vote by persons having the right to give instructions with respect to the voting of Fund shares held by the Sub-Accounts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Account requires an order by the SEC. In the event of any change in the operation of the Variable Account pursuant to this provision, we may, subject to the approval of the Superintendent of Insurance of the State of New York, make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.

Splitting Units

We reserve the right to split or combine the value of Variable Accumulation Units, Annuity Units or any of them. In effecting any such change of unit values, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Contracts.

Modification

Upon notice to the Owner (or the Payee(s) during the Income Phase), we may modify the Contract if such modification: (i) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which the Company or the Variable Account is subject; (ii) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts; (iii) is necessary to reflect a change in the operation of the Variable Account or the Sub-Account(s) (see ''Change in Operation of Variable Account''); (iv) provides additional Variable Account and/or fixed accumulation options; or (v) as may otherwise be in the best interests of Owners or Payees, as applicable. In the event of any such modification, we may make appropriate endorsement in the Contract to reflect such modification.

Reservation of Rights

We reserve the right, to the extent permitted by law, to: (1) combine any 2 or more variable accounts; (2) add or delete Funds, sub-series thereof or other investment companies and corresponding Sub-Accounts; (3) add or remove Guarantee Periods available at any time for election by an Owner; and (4) restrict or eliminate any of the voting rights of Owners or other persons who have voting rights as to the Variable Account. Where required by law, we will obtain approval of changes from Owners or any appropriate regulatory authority. In the event of any change pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change.

Right to Return

If you are not satisfied with your Contract, you may return it by mailing or delivering it to us at our Service Address as shown on the cover of this Prospectus within 10 days after it was delivered to you. When we receive the returned Contract, it will be cancelled and we will refund to you your Account Value less the Adjusted Purchase Payment Interest. The Adjusted Purchase Payment Interest that may be deducted is equal to the lesser of:
o	the portion of the Account Value that is attributable to any Purchase Payment Interest, and

o	all Purchase Payment Interest.

This means you receive any gain on Purchase Payment Interest and we bear any loss. However, if applicable state law requires, we will return the full amount of any Purchase Payment(s) we received. State law may also require us to give you a longer ''free look'' period or allow you to return the Contract to your sales representative.

If you are establishing an Individual Retirement Annuity (''IRA''), the Internal Revenue Code requires that we give you a disclosure statement containing certain information about the Contract and applicable legal requirements. We must give you this statement on or before the date the IRA is established. If we give you the disclosure statement before the seventh day preceding the date the IRA is established, you will not have any right of revocation under the Code. If we give you the disclosure statement at a later date, then you may give us a notice of revocation at any time within 7 days after your Contract Date. Upon such revocation, we will refund your Purchase Payment(s). This right of revocation with respect to an IRA is in addition to the return privilege set forth in the preceding paragraph. We allow an Owner establishing an IRA a ''ten day free-look,'' notwithstanding the provisions of the Internal Revenue Code.

TAX CONSIDERATIONS

This section provides general information on the federal income tax consequences of ownership of a Contract based upon our understanding of current federal tax laws. Actual federal tax consequences will vary depending on, among other things, the type of retirement plan under which your Contract is issued. Also, legislation altering the current tax treatment of annuity contracts could be enacted in the future and could apply retroactively to Contracts that were purchased before the date of enactment. We make no attempt to consider any applicable federal estate, federal gift, state, or other tax laws. We also make no guarantee regarding the federal, state, or local tax status of any Contract or any transaction involving any Contract. You should consult a qualified tax professional for advice before purchasing a Contract or executing any other transaction (such as a rollover, distribution, withdrawal or payment) involving a Contract.

Deductibility of Purchase Payments

For federal income tax purposes, Purchase Payments made under Non-Qualified Contracts are not deductible. Under certain circumstances, Purchase Payments made under Qualified Contracts may be excludible or deductible from taxable income. Any such amounts will also be excluded from the "investment in the contract" for purposes of determining the taxable portion of any distributions from a Qualified Contract.

Pre-Distribution Taxation of Contracts

Generally, an increase in the value of a Contract will not give rise to a current income tax liability to the Owner of a Contract or to any payee under the Contract until a distribution is received from the Contract. However, certain assignments or pledges of a Contract or loans under a Contract will be treated as distributions to the Owner of the Contract and will accelerate the taxability of any increases in the value of a Contract.

Also, corporate (or other non-natural person) Owners of a Non-Qualified Contract will generally incur a current tax liability on Account Value increases. There are certain exceptions to this current taxation rule, including: (i) any Contract that is an "immediate annuity", which the Internal Revenue Code (the "Code") defines as a single premium contract with an annuity commencement date within one year of the date of purchase which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period, and (ii) any Contract that the non-natural person holds as agent for a natural person (such as where a bank or other entity holds a Contract as trustee under a trust agreement).

You should note that a qualified retirement plan generally provides tax deferral regardless of whether the plan invests in an annuity contract. For that reason, no decision to purchase a Qualified Contract should be based on the assumption that the purchase of a Qualified Contract is necessary to obtain tax deferral under a qualified plan.

Distributions and Withdrawals from Non-Qualified Contracts

The Account Value of a Non-Qualified Contract will generally include both (i) an amount attributable to Purchase Payments, the return of which will not be taxable, and (ii) an amount attributable to investment earnings, the receipt of which will be taxable at ordinary income rates. The relative portions of any particular distribution that derive from nontaxable Purchase Payments and taxable investment earnings depend upon the nature and the timing of that distribution.

Any withdrawal of less than your entire Account Value under a Non-Qualified Contract before the Annuity Commencement Date, must be treated as a receipt of investment earnings. You may not treat such withdrawals as a non-taxable return of Purchase Payments unless you have first withdrawn the entire amount of the Account Value that is attributable to investment earnings. For purposes of determining whether an Owner has withdrawn the entire amount of the investment earnings under a Non-Qualified Contract, the Code provides that all Non-Qualified deferred annuity contracts issued by the same company to the same Owner during any one calendar year must be treated as one annuity contract.

A Payee who receives annuity payments under a Non-Qualified Contract after the Annuity Commencement Date, will generally be able to treat a portion of each payment as a nontaxable return of Purchase Payments and to treat only the remainder of each such payment as taxable investment earnings. Until the Purchase Payments have been fully recovered in this manner, the nontaxable portion of each payment will be determined by the ratio of (i) the total amount of the Purchase Payments made under the Contract, to (ii) the Payee's expected return under the Contract. Once the Payee has received nontaxable payments in an amount equal to total Purchase Payments, no further exclusion is allowed and all future distributions will constitute fully taxable ordinary income. If payments are terminated upon the death of the Annuitant or other Payee before the Purchase Payments have been fully recovered, the unrecovered Purchase Paymentsmay be deducted on the final return of the Annuitant or other Payee.

A penalty tax of 10% may also apply to taxable cash withdrawals, including lump-sum payments from Non-Qualified Contracts. This penalty will generally not apply to distributions made after age 59 1/2, to distributions pursuant to the death or disability of the Owner, or to distributions that are a part of a series of substantially equal periodic payments made annually under a lifetime annuity, or to distributions under an immediate annuity (as defined above).

Death benefits paid upon the death of a contract owner are not life insurance benefits and will generally be includible in the income of the recipient to the extent they represent investment earnings under the contract. For this purpose, the amount of the "investment in the contract" is not affected by the owner's or annuitant's death, i.e., the investment in the contract must still be determined by reference to the total Purchase Payments (excluding amounts that were deductible by, or excluded from the gross income of, the Owner of a Contract), less any Purchase Payments that were amounts previously received which were not includible in income. Special mandatory distribution rules also apply after the death of the Owner when the beneficiary is not the surviving spouse of the Owner.

If death benefits are distributed in a lump sum, the taxable amount of those benefits will be determined in the same manner as upon a full surrender of the contract. If death benefits are distributed under an annuity option, the taxable amount of those benefits will be determined in the same manner as annuity payments, as described above.

Distributions and Withdrawals from Qualified Contracts

In most cases, all of the distributions you receive from a Qualified Contract will constitute fully taxable ordinary income. Also, a 10% penalty tax will apply to distributions prior to age 59 1/2, except in certain circumstances.

If you receive an eligible rollover distribution from a Qualified Contract (other than from a Contract issued for use with an individual retirement account) and roll over some or all of that distribution to another eligible plan, the portion of such distribution that is rolled over will not be includible in your income. However, any eligible rollover distribution will be subject to 20% mandatory withholding as described below. Because the amount of the cash paid to you as an eligible rollover distribution will be reduced by this withholding, you will not be able to roll over the entire account balance under your Contract, unless you use other funds equal to the tax withholding to complete the rollover.
o	A distribution which is one of a series of substantially equal periodic payments made annually under a lifetime annuity or for a specified period of ten years or more;

o	Any required minimum distribution, or

o	Any hardship distribution.

Only you or your spouse may elect to roll over a distribution to an eligible retirement plan.

Withholding

In the case of an eligible rollover distribution (as defined above) from a Qualified Contract (other than from a Contract issued for use with an individual retirement account), we (or the plan administrator) must withhold and remit to the U.S. Government 20% of the distribution, unless the Owner or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover; however, only you or your spouse may elect a direct rollover. In the case of a distribution from (i) a Non-Qualified Contract, (ii) a Qualified Contract issued for use with an individual retirement account, or (iii) a Qualified Contract where the distribution is not an eligible rollover distribution, we will withhold and remit to the U.S. Government a part of the taxable portion of each distribution unless, prior to the distribution, the Owner or Payee provides us his or her taxpayer identification number and instructs us (in the manner prescribed) not to withhold. The Owner or Payee may credit against his or her federal income tax liability for the year of distribution any amounts that we (or the plan administrator) withhold.

Investment Diversification and Control

The Treasury Department has issued regulations that prescribe investment diversification requirements for mutual fund series underlying nonqualified variable contracts. All Non-Qualified Contracts must comply with these regulations to qualify as annuities for federal income tax purposes. The owner of a Non-Qualified Contract that does not meet these guidelines will be subject to current taxation on annual increases in value of the Contract. We believe that each Fund available as an investment option under the Contract complies with these regulations.

The preamble to the 1986 investment diversification regulations stated that the Internal Revenue Service may promulgate guidelines under which an owner's excessive control over investments underlying the contract will preclude the contract from qualifying as an annuity for federal tax purposes. We cannot predict whether such guidelines, if and when they may be promulgated, will be retroactive. We reserve the right to modify the Contract and/or the Variable Account to the extent necessary to comply with any such guidelines, but cannot assure that such modifications would satisfy any retroactive guidelines.

Tax Treatment of the Company and the Variable Account

As a life insurance company under the Code, we will record and report operations of the Variable Account separately from other operations. The Variable Account will not, however, constitute a regulated investment company or any other type of taxable entity distinct from our other operations. Under present law, we will not incur tax on the income of the Variable Account (consisting primarily of interest, dividends, and net capital gains) if we use this income to increase reserves under Contracts participating in the Variable Account.

Qualified Retirement Plans

You may use Qualified Contracts with several types of qualified retirement plans. Because tax consequences will vary with the type of qualified retirement plan and the plan's specific terms and conditions, we provide below only brief, general descriptions of the consequences that follow from using Qualified Contracts in connection with various types of qualified retirement plans. We stress that the rights of any person to any benefits under these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms of the Qualified Contracts that you are using. These terms and conditions may include restrictions on, among other things, ownership, transferability, assignability, contributions and distributions.

In evaluating whether the Contract is suitable for purchase in connection with a tax qualified plan under Section 401(a) of the Code or a tax deferred annuity arrangement under Section 403(b) of the Code, the effect of the Purchase Payment Interest provisions on the plan's compliance with the applicable nondiscrimination requirements should be considered. Violation of the nondiscrimination rules can cause a plan to lose its tax qualified status under the Code and could result in the full taxation of participants on all of their benefits under the plan. Violation of the nondiscrimination rules might also result in a liability for additional benefits being paid to certain plan participants. Employers intending to use the Contract in connection with such plans should seek competent advice.

Pension and Profit-Sharing Plans

Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of retirement plans for employees. The Tax Equity and Fiscal Responsibility Act of 1982 eliminated most differences between qualified retirement plans of corporations and those of self-employed individuals. Self-employed persons may therefore use Qualified Contracts as a funding vehicle for their retirement plans, as a general rule.

Tax-Sheltered Annuities

Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain limitations, exclude the amount of purchase payments from gross income for tax purposes. The Code imposes restrictions on cash withdrawals from Section 403(b) annuities.

If the Contracts are to receive tax deferred treatment, cash withdrawals of amounts attributable to salary reduction contributions (other than withdrawals of accumulation account value as of December 31, 1988) may be made only when the Owner attains age 59 1/2, separates from service with the employer, dies or becomes disabled (within the meaning of Section 72(m)(7) of the Code). These restrictions apply to (i) any post-1988 salary reduction contributions, (ii) any growth or interest on post-1988 salary reduction contributions, (iii) any growth or interest on pre-1989 salary reduction contributions that occurs on or after January 1, 1989, and (iv) any pre-1989 salary reduction contributions since we do not maintain records that separately account for such contributions. It is permissible, however, to withdraw post-1988 salary reduction contributions (but not the earnings attributable to such contributions) in cases of financial hardship. While the Internal Revenue Service has not issued specific rules defining financial hardship, we expect that to qualify for a hardship distribution, the Owner must have an immediate and heavy bona fide financial need and lack other resources reasonably available to satisfy the need. Hardship withdrawals (as well as certain other premature withdrawals) will be subject to a 10% tax penalty, in addition to any withdrawal charge applicable under the Contracts. Under certain circumstances the 10% tax penalty will not apply if the withdrawal is for medical expenses.

Section 403(b) annuities, like IRAs, are subject to required minimum distributions under the Code. Section 403(b) annuities are unique, however, in that any account balance accruing before January 1, 1987 (the "pre-1987 balance") needs to comply with only the minimum distribution incidental benefit (MDIB) rule and not also with the minimum distribution rules set forth in Section 401(a)(9) of the Code. This special treatment for any pre-1987 balance is, however, conditioned upon the issuer identifying the pre-1987 balance and maintaining accurate records of changes to the balance. Since we do not maintain such records, your pre-1987 balance, if any, will not be eligible for special distribution treatment.

Under the terms of a particular Section 403(b) plan, the Owner may be entitled to transfer all or a portion of the Account Value to one or more alternative funding options. Owners should consult the documents governing their plan and the person who administers the plan for information as to such investment alternatives.

Individual Retirement Accounts

Sections 219 and 408 of the Code permit eligible individuals to contribute to an individual retirement program, including Simplified Employee Pension Plans, Employer/Association of Employees Established Individual Retirement Account Trusts, and Simple Retirement Accounts. Such IRAs are subject to limitations on contribution levels, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed in an IRA on a tax-deferred basis. If we sell Contracts for use with IRAs, the Internal Revenue Service or other agency may impose supplementary information requirements. We will provide purchasers of the Contracts for such purposes with any necessary information. You will have the right to revoke the Contract under certain circumstances, as described in the section of this Prospectus entitled ''Right to Return.''

Roth IRAs

Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a traditional IRA under Section 408 of the Code, contributions to a Roth IRA are not tax-deductible. Provided certain conditions are satisfied, distributions are generally tax-free. Like traditional IRAs, Roth IRAs are subject to limitations on contribution amounts and the timing of distributions. If an individual converts a traditional IRA into a Roth IRA the full amount of the IRA is included in taxable income. The Internal Revenue Service and other agencies may impose special information requirements with respect to Roth IRAs. If and when we make Contracts available for use with Roth IRAs, we will provide any necessary information.

ADMINISTRATION OF THE CONTRACTS

We perform certain administrative functions relating to the Contracts, Owner Accounts, and the Variable Account. These functions include, but are not limited to, maintaining the books and records of the Variable Account and the Sub-Accounts; maintaining records of the name, address, taxpayer identification number, Contract number, Owner Account number and type, the status of each Owner Account and other pertinent information necessary to the administration and operation of the Contracts; processing Applications, Purchase Payments, transfers and full and partial withdrawals; issuing Contracts; administering annuity payments; furnishing accounting and valuation services; reconciling and depositing cash receipts; providing confirmations; providing toll-free customer service lines; and furnishing telephonic transfer services.

DISTRIBUTION OF THE CONTRACTS

We offer the Contracts on a continuous basis. The Contracts are sold by licensed insurance agents in the State of New York. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with the Company and the general distributor, Clarendon Insurance Agency, Inc. (''Clarendon''), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon, a wholly-owned subsidiary of our parent company, Sun Life Assurance Company of Canada (U.S.), is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

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Commissions and other distribution compensation will be paid by the Company to the selling agents and will not be more than 6.50% of Purchase Payments. In addition, after the first Contract Year, broker-dealers who have entered into distribution agreements with the Company may receive an annual renewal commission of no more than 0.50% of the Owner's Account Value. Commissions may be waived or reduced in connection with certain transactions described in this Prospectus under the heading ''Waivers; Reduced Charges; Credits; Bonus Guaranteed Interest Rates.'' During 2002, approximatley $50,357 was paid to and retained by Clarendon in connection with the distribution of the Contracts.

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PERFORMANCE INFORMATION

From time to time the Variable Account may publish reports to shareholders, sales literature and advertisements containing performance information relating to the Sub-Accounts. This information may include standardized and non-standardized ''Average Annual Total Return,'' ''Cumulative Growth Rate'' and ''Compound Growth Rate.'' We may also advertise ''yield'' and ''effective yield'' for some Sub- Accounts.

Average Annual Total Return measures the net income of the Sub-Account and any realized or unrealized gains or losses of the Funds in which it invests, over the period stated. Average Annual Total Return figures are annualized and represent the average annual percentage change in the value of an investment in a Sub-Account over that period. Standardized Average Annual Total Return information covers the period since we started offering the Sub-Accounts under the Futurity products or, if shorter, the life of the Sub-Account. Non-standardized Average Annual Total Return covers the life of each Fund, which may predate the Futurity products. Cumulative Growth Rate represents the cumulative change in the value of an investment in the Sub-Account for the period stated, and is arrived at by calculating the change in the Accumulation Unit Value of a Sub-Account between the first and the last day of the period being measured. The difference is expressed as a percentage of the Accumulation Unit Value at the beginning of the base period. ''Compound Growth Rate'' is an annualized measure, calculated by applying a formula that determines the level of return, which, if earned over the entire period, would produce the cumulative return.

Average Annual Total Return figures assume an initial Purchase Payment of $1,000 and reflect all applicable withdrawal and Contract charges. The Cumulative Growth Rate and Compound Growth Rate figures that we advertise do not reflect withdrawal charges, the annual Account Fee, or any Purchase Payment Interest, although such figures do reflect all recurring charges. If such figures were calculated to reflect Purchase Payment Interest credited, the calculation would also reflect any withdrawal charges made. Results calculated without withdrawal and/or certain Contract charges will be higher. We may also use other types of rates of return that do not reflect withdrawal and Contract charges.

The performance figures used by the Variable Account are based on the actual historical performance of the underlying Funds for the specified periods, and the figures are not intended to indicate future performance. For periods before the date the Contracts became available, we calculate the performance information for the Sub-Accounts on a hypothetical basis. To do this, we reflect deductions of the current Contract fees and charges from the historical performance of the corresponding Funds.

Yield is a measure of the net dividend and interest income earned over a specific one-month or 30-day period (7-day period for the Sun Capital Money Market Sub-Account), expressed as a percentage of the value of the Sub-Account's Accumulation Units. Yield is an annualized figure, which means that we assume that the Sub-Account generates the same level of net income over a one-year period and compound that income on a semi-annual basis. We calculate the effective yield for the Sun Capital Money Market Sub-Account similarly, but include the increase due to assumed compounding. The Sun Capital Money Market Sub-Account's effective yield will be slightly higher than its yield as a result of its compounding effect.

The Variable Account may also from time to time compare its investment performance to various unmanaged indices or other variable annuities and may refer to certain rating and other organizations in its marketing materials. More information on performance and our computations is set forth in the Statement of Additional Information.

The Company may also advertise the ratings and other information assigned to it by independent industry ratings organizations. Some of these organizations are A.M. Best, Moody's Investor's Service, Standard and Poor's Insurance Rating Services, and Fitch. Each year A.M. Best reviews the financial status of thousands of insurers, culminating in the assignment of Best's rating. These ratings reflect A.M. Best's current opinion of the relevant financial strength and operating performance of an insurance company in comparison to the norms of the life/health industry. Best's ratings range from A++ to F. Standard and Poor's and Fitch's ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurance company's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Sub-Accounts.

We may also advertise endorsements from organizations, individuals or other parties that recommend the Company or the Contracts. We may occasionally include in advertisements (1) comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets; or (2) discussions of alternative investment vehicles and general economic conditions.

AVAILABLE INFORMATION

The Company and the Variable Account have filed with the SEC registration statements under the Securities Act of 1933 relating to the Contracts. This Prospectus does not contain all of the information contained in the registration statements and their exhibits. For further information regarding the Variable Account, the Company and the Contracts, please refer to the registration statements and their exhibits.

In addition, the Company is subject to the informational requirements of the Securities Exchange Act of 1934. We file reports and other information with the SEC to meet these requirements. You can inspect and copy this information and our registration statements at the SEC's public reference facilities at the following locations: Washington, D.C. - 450 Fifth Street, N.W., Room 1024, Washington, D.C. 20549; Chicago, Illinois - 500 West Madison Street, Chicago, IL 60661. The Washington, D.C. office will also provide copies by mail for a fee. You may also find these materials on the SEC's website (http://www.sec.gov).

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

The Company's Annual Report on Form 10-K for the year ended December 31, 2002 filed with the SEC pursuant to Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as amended (the ''Exchange Act'') is incorporated herein by reference. All documents or reports we file pursuant to Section 13(a), 13(c), 14 or 15(d) of the Exchange Act, after the date of this prospectus and prior to the termination of the offering, shall be deemed incorporated by reference into the prospectus.

The Company will furnish, without charge, to each person to whom a copy of this Prospectus is delivered, upon the written or oral request of such person, a copy of the documents referred to above which have been incorporated by reference into this Prospectus, other than exhibits to such documents (unless such exhibits are specifically incorporated by reference in this Prospectus). Requests for such documents should be directed to the Secretary, Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, telephone (800) 225-3950.

STATE REGULATION

The Company is subject to the laws of the State of New York governing life insurance companies and to regulation by the Superintendent of Insurance of New York. An annual statement is filed with the Superintendent of Insurance on or before March lst in each year relating to the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and records are subject to review or examination by the Superintendent or his agents at any time and a full examination of its operations is conducted at periodic intervals.

The Superintendent of Insurance has broad administrative powers with respect to licensing to transact business, overseeing trade practices, licensing agents, approving policy forms, establishing reserve requirements, fixing maximum interest rates on life insurance policy loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted.

In addition, affiliated groups of insurers, such as the Company, Sun Life (Canada) and its affiliates, under insurance holding company legislation. Under such laws, inter-company transfers of assets and dividend payments from insurance subsidiaries may be subject to prior notice or approval, depending on the size of such transfers and payments in relation to the financial positions of the companies involved. Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed (up to prescribed limits) for policyholder losses incurred by insolvent companies. The amount of any future assessments of the Company under these laws cannot be reasonably estimated. However, most of these laws do provide that an assessment may be excused or deferred if it would threaten an insurer's own financial strength and many permit the deduction of all or a portion of any such assessment from any future premium or similar taxes payable.

Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Current and proposed federal measures which may significantly affect the insurance business include employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Variable Account. We are engaged in various kinds of routine litigation which, in management's judgment, is not of material importance to our respective total assets or material with respect to the Variable Account.

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FINANCIAL STATEMENTS

The financial statements of the Company which are included in the SAI should be considered only as bearing on the ability of the Company to meet its obligations with respect to amounts allocated to the Fixed Account and with respect to the death benefit and the Company's assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Fund shares held in the Sub-Accounts of the Variable Account.

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The financial statements of the Variable Account for the year ended December 31, 2002 are also included in the SAI.

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TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

Calculation of Performance Data

Advertising and Sales Literature

Calculations

Example of Variable Accumulation Unit Value Calculation

Example of Variable Annuity Unit Calculation

Example of Variable Annuity Payment Calculation

Distribution of the Contracts

Designation and Change of Beneficiary

Custodian

Accountants

Financial Statements

This Prospectus sets forth information about the Contracts and the Variable Account that a prospective purchaser should know before investing. Additional information about the Contracts and the Variable Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2003 which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from Sun Life Insurance and Annuity Company of New York. To receive a copy, return this request form to the address shown below or telephone (800) 282-7073.

To:	Sun Life Insurance and Annuity Company of New York
P.O. Box 9133
Wellesley Hills, MA 02481

Please send me a Statement of Additional Information for
Futurity Accolade NY Variable and Fixed Annuity
Sun Life (N.Y.) Variable Account C.

Name

Address

City	State Zip

Telephone

APPENDIX A

GLOSSARY

The following terms as used in this Prospectus have the indicated meanings:

ACCOUNT:  An account established for each Owner to which Net Purchase Payments are credited.

ACCOUNT VALUE:  The Variable Accumulation Value, if any, plus the Fixed Accumulation Value, if any, of your Account for any Valuation Period.

ACCUMULATION PHASE:  The period before the Annuity Commencement Date and during the lifetime of the Annuitant during which you make Purchase Payments under the Contract. This is called the ''Accumulation Period'' in the Contract.

*ANNUITANT: The person or persons to whom the first annuity payment is made. If the Annuitant dies prior to the Annuity Commencement Date, the Co-Annuitant will become the sole Annuitant. If the Co-Annuitant dies or if no Co-Annuitant is named, the Owner becomes the Annuitant upon the Annuitant's death prior to the Annuity Commencement Date. If you have not named a sole Annuitant on the 30th day before the Annuity Commencement Date and both the Annuitant and Co- Annuitant are living, the Co-Annuitant will be the sole Annuitant/Payee during the Income Phase.

ANNUITY COMMENCEMENT DATE: The date on which the first annuity payment under each Contract is to be made.

ANNUITY OPTION: The method you choose for receiving annuity payments.

ANNUITY UNIT: A unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment from the Variable Account.

APPLICATION: The document signed by you or other evidence acceptable to us that serves as your application for purchase of a Contract.

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*BENEFICIARY:  The person or entity having the right to receive the death benefit and, for a Certificate issued under a Non-Qualified Contract, who is the "designated beneficiary" for purposes of Section 72(s) of the Code in the event of the Owner's death. Notwithstanding the foregoing, if there are Co-Owners of a Non-Qualified Contract, the surviving Co-Owners will be deemed the beneficiary under the preceding sentence and any other designated beneficiary will be treated as a contingent beneficiary.

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BUSINESS DAY: Any day the New York Stock Exchange is open for trading or any other day on which there is enough trading in securities held by a Sub-Account to materially affect the value of the Variable Accumulation Units.

COMPANY: Sun Life Insurance and Annuity Company of New York.

CONTRACT: A Contract issued by the Company on an individual basis.

CONTRACT DATE: The date on which we issue your Contract. This is called the ''Issue Date'' in the Contract.

CONTRACT YEAR and CONTRACT ANNIVERSARY: Your first Contract Year is the period 365 days from the date on which we issued your Contract. Your Contract Anniversary is the last day of an Contract Year. Each Contract Year after the first is the 365-day period that begins on your Contract Anniversary. For example, if the Contract Date is on March 12, the first Contract Year is determined from the Contract Date and ends on March 12 of the following year. Your Contract Anniversary is March 12 and all Contract Years after the first are measured from March 12. (If the Contract Anniversary Date falls on a non-Business Day, the previous Business Day will be used.)

DEATH BENEFIT DATE: If you have elected a death benefit payment option before the Annuitant's death that remains in effect, the date on which we receive Due Proof of Death. If your Beneficiary elects the death benefit payment option, the later of (a) the date on which we receive the Beneficiary's election and (b) the date on which we receive Due Proof of Death. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Death Benefit Date will be the last day of the 60 day period and we will pay the death benefit in one lump sum.

DUE PROOF OF DEATH: An original certified copy of an official death certificate or an original certified copy of a decree of a court of competent jurisdiction as to the finding of death, and any other information required by the Company that is necessary to make payment (eg. taxpayer identification number, beneficiary names and addresses, etc.).

EXPIRATION DATE: The last day of a Guarantee Period.

FIFTH-YEAR ANNIVERSARY: The fifth Contract Anniversary and each succeeding Contract Anniversary occurring at any five year interval thereafter; for example, the 10th, 15th, and 20th Contract Anniversaries.

FIXED ACCOUNT: The general account assets of the Company which are allocated to a separate account established in conformance with New York law.

FIXED ACCOUNT VALUE: The value of that portion of your Account allocated to the Fixed Account.

FIXED ANNUITY: An annuity with payments which do not vary as to dollar amount.

FUND: A registered management investment company, or series thereof, in which assets of a Sub-Account may be invested.

GUARANTEE AMOUNT: Each separate allocation of Account Value to a particular Guarantee Period (including interest earned thereon).

GUARANTEE PERIOD: The period for which a Guaranteed Interest Rate is credited.

GUARANTEED INTEREST RATE: The rate of interest we credit on a compound annual basis during any Guarantee Period.

INCOME PHASE: The period on and after the Annuity Commencement Date and during the lifetime of the Annuitant during which we make annuity payments under the Contract.

NET INVESTMENT FACTOR: An index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than or equal to one.

NET PURCHASE PAYMENT: The portion of a Purchase Payment which remains after the deduction of any applicable premium tax or similar tax. This is also the term used to describe the total contribution made to the Contract minus the total withdrawals.

NON-QUALIFIED CONTRACT: A Contract used in connection with a retirement plan that does not receive favorable federal income tax treatment under Sections 401, 403, 408, or 408A of the Internal Revenue Code. The Owner's interest in the Contract must be owned by a natural person or agent for a natural person for the Contract to receive income tax treatment as an annuity.

*OWNER: The person, persons or entity entitled to the ownership rights stated in a Contract and in whose name or names the Contract is issued. The Owner may designate a trustee or custodian of a retirement plan which meets the requirements of Section 401, Section 408(c), Section 408(k), Section

408(p) or Section 408A of the Internal Revenue Code to serve as legal owner of assets of a retirement plan, but the term ''Owner,'' as used herein, shall refer to the organization entering into the Contract.

PAYEE: A recipient of payments under a Contract. The term includes an Annuitant or a Beneficiary who becomes entitled to benefits upon the death of the Owner or on the Annuity Commencement Date.

PURCHASE PAYMENT (PAYMENT): An amount paid to the Company as consideration for the benefits provided by a Contract.

PURCHASE PAYMENT INTEREST: The amount of extra interest the Company credits to a Contract at a rate of 2% to 5% of each purchase payment based upon the size of the investment or Account Value or the interest rate option chosen at the time of application.

QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which may receive favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code of 1986, as amended.

SUB-ACCOUNT: That portion of the Variable Account which invests in shares of a specific Fund.

VALUATION PERIOD: The period of time from one determination of Variable Accumulation Unit or Annuity Unit values to the next subsequent determination of these values. Value determinations are made as of the close of the New York Stock Exchange on each day that the Exchange is open and on other Business Days.

VARIABLE ACCOUNT: Variable Account C of the Company, which is a separate account of the Company consisting of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets of the Company.

VARIABLE ACCUMULATION UNIT: A unit of measure used in the calculation of Variable Account Value.

VARIABLE ACCOUNT VALUE: The value of that portion of your Account allocated to the Variable Account.

VARIABLE ANNUITY: An annuity with payments which vary as to dollar amount in relation to the investment performance of the Variable Account.

YOU and YOUR: The terms ''you'' and ''your'' refer to ''Owner,'' ''Participant,'' and/or ''Covered Person,'' as those persons are identified in the Contract.

* You specify these items on the Application, and may change them, as we describe in this Prospectus.

APPENDIX B

CALCULATION OF WITHDRAWAL CHARGES

Full Withdrawal

Assume a Purchase Payment of $40,000 is made on the Contract Date, no additional Purchase Payments are made and there are no partial withdrawals. The table below presents three examples of the withdrawal charge resulting from a full withdrawal of your Account, based on hypothetical Account Values.
Year	Hypothetical Account Value	Annual Earnings	Cumulative Annual Earnings	Free Withdrawal Amount	Payment Subject to Withdrawal Charge	Withdrawal Charge Percentage	Withdrawal Charge Amount
(a) 1	$41,000	$1,000	$ 1,000	$ 4,000	$36,000	8.00%	$2,880
2	$45,100	$4,100	$ 5,100	$ 4,000	$36,000	8.00%	$2,880
3	$49,600	$4,500	$ 9,600	$ 4,100	$35,900	7.00%	$2,513
(b) 4	$52,100	$2,500	$12,100	$ 4,500	$35,500	7.00%	$2,485
5	$57,300	$5,200	$17,300	$ 4,000	$36,000	6.00%	$2,160
6	$63,000	$5,700	$23,000	$ 5,200	$34,800	5.00%	$1,740
7	$66,200	$3,200	$26,200	$ 5,700	$34,300	4.00%	$1,372
(c) 8	$72,800	$6,600	$32,800	$40,000	$ 0	0.00%	$ 0
(a)

The free withdrawal amount in any year is equal to the amount of any Purchase Payments made prior to the last 7 Contract Years (''Old Payments'') that were not previously withdrawn plus the greater of (1) the Contract's earnings during the prior Contract Year, and (2) 10% of any Purchase Payments made in the last 7 Contract Years (''New Payments''). In Contract Year 1, the free withdrawal amount is $4,000, which equals 10% of the Purchase Payment of $40,000. On a full withdrawal of $41,000, the amount subject to a withdrawal charge is $36,000, which equals the New Payments of $40,000 minus the free withdrawal amount of $4,000.

(b)	In Contract Year 4, the free withdrawal amount is $4,500, which equals the prior Contract Year's earnings. On a full withdrawal of $52,100, the amount subject to a withdrawal charge is $35,500.
(c)

In Contract Year 8, the free withdrawal amount is $40,000, which equals 100% of the Purchase Payment of $40,000. On a full withdrawal of $72,800, the amount subject to a withdrawal charge is $0, since the New Payments equal $0.

Partial Withdrawal

Assume a single Purchase Payment of $40,000 is made on the Contract Date, no additional Purchase Payments are made, no partial withdrawals have been taken prior to the fourth Contract Year, and there are a series of 4 partial withdrawals made during the fourth Contract Year of $4,100, $9,000, $12,000, and $20,000.
Year	Hypothetical Account Value Before Withdrawal	Earnings	Cumulative Earnings	Amount of Withdrawal	Remaining Free Withdrawal Amount Before Withdrawal	Amount of Withdrawal Subject to Withdrawal Charge	Withdrawal Charge Percentage	Withdrawal Charge Amount
1	$41,000	$1,000	$ 1,000	$ 0	$4,000	$ 0	8.00%	$ 0
2	$45,100	$4,100	$ 5,100	$ 0	$4,000	$ 0	8.00%	$ 0
3	$49,600	$4,500	$ 9,600	$ 0	$4,100	$ 0	7.00%	$ 0
(a) 4	$50,100	$ 500	$10,100	$ 4,100	$4,500	$ 0	7.00%	$ 0
(b) 4	$46,800	$ 800	$10,900	$ 9,000	$ 400	$ 8,600	7.00%	$ 602
(c) 4	$38,400	$ 600	$11,500	$12,000	$ 0	$12,000	7.00%	$ 840
(d) 4	$26,800	$ 400	$11,900	$20,000	$ 0	$14,900	7.00%	$1,043
(a)

In Contract Year 4, the free withdrawal amount is $4,500, which equals the prior Contract Year's earnings. The partial withdrawal amount of $4,100 is less than the free withdrawal amount, so there is no withdrawal charge.

(b)

Since a partial withdrawal of $4,100 was taken, the remaining free withdrawal amount in Contract Year 4 is $4,500 - $4,100 = $400. Therefore, $400 of the $9,000 withdrawal is not subject to a withdrawal charge, and $8,600 is subject to a withdrawal charge.

(c)

Since the total of the two prior Contract Year 4 partial withdrawals ($13,100) is greater than the free withdrawal amount of $4,500, there is no remaining free withdrawal amount. The entire withdrawal amount of $12,000 is subject to a withdrawal charge.

(d)

Since the total of the three prior Contract Year 4 partial withdrawals ($25,100) is greater than the free withdrawal amount of $4,500, there is no remaining free withdrawal amount. Since the total amount of New Purchase Payments was $40,000 and $25,100 of New Payments has already been surrendered, only $14,900 of this $20,000 withdrawal comes from liquidating Purchase Payments. The remaining $5,100 of this withdrawal comes from liquidating earnings and is not subject to a withdrawal charge.

Note that since all of the Purchase Payments were liquidated by the final withdrawal of $20,000, the total withdrawal charge for the four Contract Year 4 withdrawals is $2,485, which is the same amount that was assessed for a full liquidation in Contract Year 4 in the example on the previous page. Any additional Contract Year 4 withdrawals in the example shown on this page would come from the liquidating of earnings and would not be subject to a withdrawal charge.

APPENDIX C

CALCULATION OF BASIC DEATH BENEFIT

Example 1:

Assume a Purchase Payment of $60,000.00 is made on the Contract Date and an additional Purchase Payment of $40,000.00 is made one year later. Assume that all of the money is invested in the Variable Sub-Accounts, that no Withdrawals are made and that the Account Value on the Death Benefit Date is $80,000.00. The calculation of the Death Benefit to be paid is as follows:

The Basic Death Benefit is the greatest of:
Account Value	= $ 80,000.00
Purchase Payments	= $100,000.00
The Basic Death Benefit would therefore be:	$100,000.00

Example 2:

Assume a Purchase Payment of $60,000.00 is made on the Contract Date and an additional Purchase Payment of $40,000.00 is made one year later. Assume that all of the money is invested in the Variable Sub-Accounts and that the Account Value is $80,000.00 just prior to a $20,000.00 withdrawal. The Account Value on the Death Benefit Date is $60,000.00.

The Basic Death Benefit is the greatest of:
Account Value	= $ 60,000.00
Adjusted Purchase Payments*	= $ 75,000.00
The Basic Death Benefit would therefore be:	$ 75,000.00

*Adjusted Purchase Payments can be calculated as follows:

Purchase Payments x (Account Value after withdrawal / Account Value before withdrawal) = $100,000.00 x ($60,000.00/$80,000.00) = $75,000

APPENDIX D

CALCULATION FOR PURCHASE PAYMENT INTEREST (BONUS CREDIT)

Example 1: Option A

If you select Option A, the 2% Bonus Option, we will credit Purchase Payment Interest on all Purchase Payments made during the first Contract Year. On each fifth Contract Anniversary, we will credit additional Purchase Payment Interest of 2% based on your Account Value, illustrated below:

Initial Purchase Payment of $50,000.00 receives 2% Purchase Payment Interest of $1,000.00.

Subsequent Purchase Payment in the first Contract Year of $20,000.00 receives 2% Purchase Payment Interest of $400.00.

Suppose the Account had not gained any earnings or interest during the first 5 Contract Years and the Account Value is $71,400.00 (sum of all Purchase Payments and Purchase Payment Interest), we will credit your Account with an additional 2% ($1,428.00).

Using the same Purchase Payments as above, suppose your value on the fifth Contract Anniversary is $74,970.00. We will credit your Account with an additional 2% of Purchase Payment Interest (equal to $1,499.40).

This 2% Purchase Payment Interest will occur on every fifth Contract Anniversary (i.e., 5th, 10th, 15th).

Example 2: Option B with no withdrawals

If you select Option B, the 3% Bonus Option the amount we will credit to your Contract depends on the size of your Net Purchase Payments. The scale is as follow:

Net Purchase Payments less than $100,000.00 will receive	3%

Net Purchase Payments between $100,000.00 through $499,999.99 will receive	4%

Net Purchase Payments greater than or equal to $500,000.00 will receive	5%

Therefore, if your initial investment is $50,000.00, your Purchase Payment Interest will equal 3% of $50,000.00 or $1500.00.

If you make additional Payments that cause your total Net Purchase Payments to exceed $100,000.00, these Purchase Payments will receive either a 4% or 5% bonus, using the above scale. As an example:

Initial Purchase Payment of $50,000.00 will receive 3% Purchase Payment Interest. A second Purchase Payment of $80,000.00 will result in Net Purchase Payments of $130,000.00. Thus, the $80,000.00 will receive Purchase Payment Interest of 4% equal to $3,200.00.

Suppose a third Purchase Payment of $400,000.00 is made. This will bring the Net Purchase Payments to $530,000.00. This $400,000.00 will receive Purchase Payment Interest of 5% equal to $20,000.00.

This Account now has total Net Purchase Payments of $530,000.00 and total Purchase Payment Interest of $24,700.00.

In addition to the Purchase Payment Interest paid at the time of each Payment, we will review your first Contract Anniversary to ensure that all Net Purchase Payments receive the Purchase Payment Interest as described in the above scale. Using the above scenario as an example, upon the first Contract Anniversary, we will credit your Account an additional $1800.00, which is equal to:

Total Net Purchase Payments of $530,000.00 x 5%	= $26,500.00
Total Purchase Payment Interest received	= $24,700.00
First Contract Anniversary Adjustment	= $ 1,800.00

Example 3: Option B with a withdrawal

Using the same example as above, suppose that before the first Contract Anniversary you take a withdrawal of $20,000.00. The annual Purchase Payment Interest adjustment would be calculated as follows:

Because your Net Purchase Payments are $510,000.00 ($530,000.00 - $20,000.00 withdrawal), your Purchase Payment Interest on all Net Purchase Payments should be 5%.

Your initial Payment of $50,000.00 received 3%
Your second Payment of $80,000.00 received 4%
Your third Payment of $400,000.00 received the 5%

Your first two Payments minus the withdrawal will receive additional Purchase Payment Interest. This will bring your total Net Purchase Payments up to 5%.

$50,000.00 x 2%	= $1,000.00
$80,000.00 - $20,000.00 = $60,000.00 x 1%	= $ 600.00
Total credit due	= $1,600.00

On your First Contract Anniversary we will credit your Account with an additional Purchase Payment Interest of $1600.00.


APPENDIX E

CONDENSED FINANCIAL INFORMATION

The following information should be read in conjunction with the Variable Account's Financial Statements appearing in the Statement of Additional Information.

	Accumulation	Accumulation	Number of
	Unit Value	Unit Value	Accumulation
	Beginning	End	Units End
Year	of Year	of Year	of Year
AIM V.I. Capital Appreciation Fund - Level 1
	2002	$10.0000	$ 0	0

AIM V.I. Capital Appreciation Fund - Level 2
	2002	10.0000	0	0

AIM V.I. Growth Fund - Level 1
	2002	10.0000	0	0

AIM V.I. Growth Fund - Level 2
	2002	10.0000	0	0

AIM V. I. Core Equity Fund - Level 1
	2002	10.0000	0	0

AIM V. I. Core Equity Fund - Level 2
	2002	10.0000	0	0

AIM V. I. International Growth Fund - Level 1
	2002	10.0000	8.7064	68

AIM V. I. International Growth Fund - Level 2
	2002	10.0000	0	0

AIM V. I. Premier Equity Fund Series 2 - Level 1
	2002	10.0000	0	0

AIM V. I. Premier Equity Fund Series 2 - Level 2
	2002	10.0000	0	0

Alliance VP Premier Growth Fund - Level 1
	2002	10.0000	7.7288	965

Alliance VP Premier Growth Fund - Level 2
	2002	10.0000	7.7187	740

Alliance VP Technology Fund - Level 1
	2002	10.0000	0	0

Alliance VP Technology Fund - Level 2
	2002	10.0000	0	0

Alliance VP Growth and Income Fund - Level 1
	2002	10.0000	8.2009	918

Alliance VP Growth and Income Fund - Level 2
	2002	10.0000	8.1901	192

Alliance VP Worldwide Privatization Fund - Level 1
	2002	10.0000	0	0

Alliance VP Worldwide Privatization Fund - Level 2
	2002	10.0000	9.6719	403

Alliance VP Quasar Fund - Level 1
	2002	10.0000	0	0

Alliance VP Quasar Fund - Level 2
	2002	10.0000	7.4538	434

Franklin Templeton Growth Securites Fund - Level 1
	2002	10.0000	-	-

Franklin Templeton Growth Securites Fund - Level 2
	2002	10.0000	-	-

Franklin Templeton Foreign Securites Fund - Level 1
	2002	10.0000	-	-

Franklin Templeton Foreign Securites Fund - Level 2
	2002	10.0000	-	-

First Eagle Overseas Variable Fund - Level 1
	2002	10.0000	11.1405	522

First Eagle Overseas Variable Fund - Level 2
	2002	10.0000	11.1362	5655

Fidelity VIP Contrafund Portfolio - Level 1
	2002	10.0000	9.1649	615

Fidelity VIP Contrafund Portfolio - Level 2
	2002	10.0000	0	0

Fidelity VIP Growth Portfolio - Level 1
	2002	10.0000	7.3884	425

Fidelity VIP Growth Portfolio - Level 2
	2002	10.0000	7.3786	4675

Fidelity VIP Overseas Portfolio - Level 1
	2002	10.0000	8.3630	298

Fidelity VIP Overseas Portfolio - Level 2
	2002	10.0000	0	0

Alger American Growth Portfolio - Level 1
	2002	10.0000	-	-

Alger American Growth Portfolio - Level 2
	2002	10.0000	-	-

Alger American Income & Growth Portfolio - Level 1
	2002	10.0000	-	-

Alger American Income & Growth Portfolio - Level 2
	2002	10.0000	-	-

Alger American Small Capitalization Portfolio - Level 1
	2002	10.0000	-	-

Alger American Small Capitalization Portfolio - Level 2
	2002	10.0000	-	-

Goldman Sachs VIT CORE Large Cap Growth Fund - Level 1
	2002	10.0000	-	-

Goldman Sachs VIT CORE Large Cap Growth Fund - Level 2
	2002	10.0000	-	-

Goldman Sachs VIT CORE U.S. Equity Fund - Level 1
	2002	10.0000	0	0

Goldman Sachs VIT CORE U.S. Equity Fund - Level 2
	2002	10.0000	0	0

Goldman Sachs VIT Internet Tollkeeper Fund - Level 1
	2002	10.0000	0	0

Goldman Sachs VIT Internet Tollkeeper Fund - Level 2
	2002	10.0000	0	0

Goldman Sachs VIT Capital Growth Fund - Level 1
	2002	10.0000	0	0

Goldman Sachs VIT Capital Growth Fund - Level 2
	2002	10.0000	0	0

INVESCO VIF Dynamics Fund - Level 1
	2002	10.0000	0	0

INVESCO VIF Dynamics Fund - Level 2
	2002	10.0000	0	0

INVESCO VIF Small Company Growth Fund - Level 1
	2002	10.0000	7.7140	313

INVESCO VIF Small Company Growth Fund - Level 2
	2002	10.0000	0	0

Lord Abbett Series Fund Growth and Income Portfolio - Level 1
	2002	10.0000	8.3318	421

Lord Abbett Series Fund Growth and Income Portfolio - Level 2
	2002	10.0000	8.3208	4767

Lord Abbett Series Fund International - Level 1
	2002	10.0000	8.6813	286

Lord Abbett Series Fund International - Level 2
	2002	10.0000	8.6699	496

Lord Abbett Series Fund Mid Cap Value - Level 1
	2002	10.0000	9.1332	577

Lord Abbett Series Fund Mid Cap Value - Level 2
	2002	10.0000	9.1212	3178

MFS/Sun Life Capital Appreciation S Class - Level 1
	2002	10.0000	7.5465	91

MFS/Sun Life Capital Appreciation S Class - Level 2
	2002	10.0000	0	0

MFS/Sun Life Emerging Growth S Class - Level 1
	2002	10.0000	0	0

MFS/Sun Life Emerging Growth S Class - Level 2
	2002	10.0000	0	0

MFS/Sun Life Government Securities S Class - Level 1
	2002	10.0000	10.6336	29283

MFS/Sun Life Government Securities S Class - Level 2
	2002	10.0000	10.6196	26349

MFS/Sun Life High Yield S Class - Level 1
	2002	10.0000	10.1379	1015

MFS/Sun Life High Yield S Class - Level 2
	2002	10.0000	0	0

MFS/Sun Life Massachusetts Investors Growth Stock S Class - Level 1
	2002	10.0000	7.7222	457

MFS/Sun Life Massachusetts Investors Growth Stock S Class - Level 2
	2002	10.0000	0	0

MFS/Sun Life Massachusetts Investors Trust S Class - Level 1
	2002	10.0000	8.1588	693

MFS/Sun Life Massachusetts Investors Trust S Class - Level 2
	2002	10.0000	8.1481	188

MFS/Sun Life New Discovery S Class - Level 1
	2002	10.0000	7.2965	510

MFS/Sun Life New Discovery S Class - Level 2
	2002	10.0000	7.2869	5441

MFS/Sun Life Total Return S Class - Level 1
	2002	10.0000	9.4469	14744

MFS/Sun Life Total Return S Class - Level 2
	2002	10.0000	9.4345	1910

MFS/Sun Life Utilities S Class - Level 1
	2002	10.0000	8.6189	529

MFS/Sun Life Utilities S Class - Level 2
	2002	10.0000	0	0

PIMCO Real Return Bond Portfolio - Level 1
	2002	10.0000	0	0

PIMCO Real Return Bond Portfolio - Level 2
	2002	10.0000	0	0

PIMCO Total Return Bond Portfolio - Level 1
	2002	10.0000	10.2144	239

PIMCO Total Return Bond Portfolio - Level 2
	2002	10.0000	10.2105	6671

PIMCO Emerging Markets Bond Portfolio - Level 1
	2002	10.0000	11.6272	208

PIMCO Emerging Markets Bond Portfolio - Level 2
	2002	10.0000	11.6228	5164

PIMCO High Yield Portfolio - Level 1
	2002	10.0000	10.8329	588

PIMCO High Yield Portfolio - Level 2
	2002	10.0000	10.8288	4145

Rydex VT Nova Fund Portfolio - Level 1
	2002	10.0000	0	0

Rydex VT Nova Fund Portfolio - Level 2
	2002	10.0000	0	0

Rydex VT OTC Fund Portfolio - Level 1
	2002	10.0000	0	0

Rydex VT OTC Fund Portfolio - Level 2
	2002	10.0000	0	0

SC INVESCO Energy Fund - Level 1
	2002	10.0000	0	0

SC INVESCO Energy Fund - Level 2
	2002	10.0000	0	0

SC INVESCO Health Sciences Fund - Level 1
	2002	10.0000	0	0

SC INVESCO Health Sciences Fund - Level 2
	2002	10.0000	0	0

SC INVESCO Technology Fund - Level 1
	2002	10.0000	0	0

SC INVESCO Technology Fund - Level 2
	2002	10.0000	0	0

SC INVESCO Telecommunications Fund - Level 1
	2002	10.0000	0	0

SC INVESCO Telecommunications Fund - Level 2
	2002	10.0000	0	0

SC Neuberger Berman Mid Cap Growth Fund - Level 1
	2002	10.0000	0	0

SC Neuberger Berman Mid Cap Growth Fund - Level 2
	2002	10.0000	0	0

SC Neuberger Berman Mid Cap Value Fund - Level 1
	2002	10.0000	0	0

SC Neuberger Berman Mid Cap Value Fund - Level 2
	2002	10.0000	9.0411	358

SC Blue Chip Mid Cap Fund - Level 1
	2002	10.0000	8.7258	711

SC Blue Chip Mid Cap Fund - Level 2
	2002	10.0000	8.7144	3007

Sun Capital Investment Grade Bond Fund - Level 1
	2002	10.0000	10.2973	1107

Sun Capital Investment Grade Bond Fund - Level 2
	2002	10.0000	10.2838	1167

SC Investors Foundation Fund - Level 1
	2002	10.0000	0	0

SC Investors Foundation Fund - Level 2
	2002	10.0000	0	0

Sun Capital Money Market Fund - Level 1
	2002	10.0000	9.9689	774

Sun Capital Money Market Fund - Level 2
	2002	10.0000	9.9558	327

Sun Capital Real Estate Fund - Level 1
	2002	10.0000	10.1707	1235

Sun Capital Real Estate Fund - Level 2
	2002	10.0000	10.1574	3784

SC Select Equity Fund - Level 1
	2002	10.0000	0	0

SC Select Equity Fund - Level 2
	2002	10.0000	0	0

SC Davis Venture Value Fund - Level 1
	2002	10.0000	0	0

SC Davis Venture Value Fund - Level 2
	2002	10.0000	8.8576	508

SC Davis Financial Fund - Level 1
	2002	10.0000	0	0

SC Davis Financial Fund - Level 2
	2002	10.0000	0	0

SC Value Equity Fund - Level 1
	2002	10.0000	7.8851	74

SC Value Equity Fund - Level 2
	2002	10.0000	0	0

SC Value Managed Fund - Level 1
	2002	10.0000	8.2209	71

SC Value Managed Fund - Level 2
	2002	10.0000	0	0

SC Value Mid Cap Fund - Level 1
	2002	10.0000	9.7020	151

SC Value Mid Cap Fund - Level 2
	2002	10.0000	0	0

SC Value Small Cap Fund - Level 1
	2002	10.0000	8.2173	918

SC Value Small Cap Fund - Level 2
	2002	10.0000	8.2065	4872

SC Alger Growth Fund - Level 1
	2002	10.0000	0	0

SC Alger Growth Fund - Level 2
	2002	10.0000	0	0

SC Alger Income & Growth Fund - Level 1
	2002	10.0000	7.7830	720

SC Alger Income & Growth Fund - Level 2
	2002	10.0000	0	0

SC Alger Small Capitalization Fund - Level 1
	2002	10.0000	7.6659	16

SC Alger Small Capitalization Fund - Level 2
	2002	10.0000	0	0

SC All Cap Fund - Level 1
	2002	10.0000	0	0

SC All Cap Fund - Level 2
	2002	10.0000	0	0


SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

P.O. Box 9133

Wellesley Hills, MA 02481

Telephone:

Toll Free (800) 282-7073

General Distributor

Clarendon Insurance Agency, Inc.

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

Auditors

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

PROSPECTUS

MAY 1, 2003

MFS REGATTA EXTRA NY

Sun Life Insurance and Annuity Company of New York and Sun Life (N.Y.) Variable Account C offer the flexible payment deferred annuity contracts described in this Prospectus to individuals.

You may choose among a number of variable investment options and a fixed interest option. The variable options are Sub-Accounts in the Variable Account. Each Sub-Account invests in one of the following series of the MFS/Sun Life Series Trust (the ''Funds''). The MFS/Sun Life Series Trust (the ''Series Fund'') is a fund advised by our affiliate, Massachusetts Financial Services Company:

Large-Cap Value Equity Funds	Mid-Cap Value Equity Funds
MFS/Sun Life Global Asset Allocation- S Class	MFS/ Sun Life Mid Cap Value - S Class
MFS/Sun Life Global Total Return - S Class	Mid-Cap Growth Equity Funds
MFS/ Sun Life International Value - S Class	MFS/ Sun Life Mid Cap Growth - S Class
MFS/ Sun Life Strategic Value - S Class	Small-Cap Growth Equity Funds
MFS/Sun Life Total Return - S Class	MFS/ Sun Life New Discovery - S Class
MFS/ Sun Life Value - S Class	Large-Cap Growth Sector Equity Funds
Large-Cap Blend Equity Funds	MFS/ Sun Life Global Telecommunications
MFS/ Sun Life Capital Opportunities - S Class	- S Class
MFS/ Sun Life Massachusetts Investors Trust	MFS/ Sun Life Technology - S Class
- S Class	Large-Cap Value Sector Equity Funds
MFS/ Sun Life Research - S Class	MFS/ Sun Life Utilities - S Class
MFS/ Sun Life Research Growth and Income - S Class	High Quality Intermediate-Term Bond Funds
Large-Cap Growth Equity Funds	MFS/ Sun Life Bond - S Class
MFS/ Sun Life Capital Appreciation - S Class	MFS/ Sun Life Government Securities - S Class
MFS/ Sun Life Emerging Growth - S Class	High Quality Long-Term Bond Funds
MFS/ Sun Life Emerging Markets Equity - S Class	MFS/ Sun Life Global Governments - S Class
MFS/ Sun Life Global Growth - S Class	Low-Quality Intermediate-Term Bond Fund
MFS/ Sun Life International Growth - S Class	MFS/ Sun Life High Yield - S Class
MFS/ Sun Life Managed Sectors - S Class	MFS/ Sun Life Strategic Income - S Class
MFS/ Sun Life Massachusetts Investors Growth	Money Market Fund
Stock - S Class	MFS/ Sun Life Money Market - S Class
MFS/ Sun Life Research International - S Class
MFS/ Sun Life Strategic Growth - S Class


The Fixed Account is available for a one-year period and pays interest at a guaranteed rate for each period.

Please read this Prospectus and the Series Fund prospectus carefully before investing and keep them for future reference. They contain important information about the Contracts and the Funds.

We have filed a Statement of Additional Information dated May 1, 2003 (the ''SAI'') with the Securities and Exchange Commission (the ''SEC''), which is incorporated by reference in this Prospectus. The table of contents for the SAI is on page 39 of this Prospectus. You may obtain a copy without charge by writing to us at the address shown below (which we sometimes refer to as our ''Service Address'') or by telephoning (800) 447-7569. In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file with the SEC.

The Contracts are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Expenses associated with contracts offering a bonus credit may be higher than those associated with contracts that do not offer a bonus credit. The bonus credit may be more than offset by the charges associated with the credit.

Any reference in this Prospectus to receipt by us means receipt at the following service address:

Sun Life Insurance and Annuity Company of New York

P.O. Box 9133

Wellesley Hills, MA 02481


Page
Special Terms
Product Highlights
Fees and Expenses
Example
Condensed Financial Information
The Annuity Contract
Communicating To Us About Your Contract
Sun Life Insurance and Annuity Company of New York
The Variable Account
Variable Account Options: MFS/Sun Life Series Trust
The Fixed Account
The Fixed Account Options: The Guarantee Periods
The Accumulation Phase
Issuing Your Contract
Amount and Frequency of Purchase Payments
Allocation of Net Purchase Payments
Your Account
Your Account Value
Purchase Payment Interest
Variable Account Value
Fixed Account Value
Transfer Privilege
Waivers; Reduced Charges; Credits; Bonus Guaranteed Interest Rates
Optional Programs
Withdrawals and Withdrawal Charge
Cash Withdrawals
Withdrawal Charge
Types of Withdrawals Not Subject to Withdrawal Charge
Contract Charges
Account Fee
Administrative Expense Charge
Mortality and Expense Risk Charge
Charges for Optional Death Benefit Rider
Premium Taxes
Fund Expenses
Death Benefit
Amount of Death Benefit
The Basic Death Benefit
Optional Death Benefit Rider
Spousal Continuance
Calculating the Death Benefit
Method of Paying Death Benefit
Non-Qualified Contracts
Selection and Change of Beneficiary
Payment of Death Benefit
Due Proof of Death
The Income Phase - Annuity Provisions
Selection of the Annuitant or Co-Annuitant
Selection of the Annuity Commencement Date
Annuity Options
Selection of Annuity Option
Amount of Annuity Payments
Exchange of Variable Annuity Units
Account Fee
Annuity Payment Rates
Annuity Options as Method of Payment for Death Benefit
Other Contract Provisions
Exercise of Contract Rights
Change of Ownership
Voting of Fund Shares
Periodic Reports
Substitution of Securities
Change in Operation of Variable Account
Splitting Units
Modification
Reservation of Rights
Right to Return
Tax Considerations
Deductibility of Purchase Payments
Pre-Distribution Taxation of Contracts
Distributions and Withdrawals from Non-Qualified Contracts
Distributions and Withdrawals from Qualified Contracts
Withholding
Investment Diversification and Control
Tax Treatment of the Company and the Variable Account
Qualified Retirement Plans
Pension And Profit-Sharing Plans
Tax-Sheltered Annuities
Individual Retirement Accounts
Roth IRAs
Administration of the Contracts
Distribution of the Contracts
Performance Information
Available Information
Incorporation of Certain Documents by Reference
State Regulation
Legal Proceedings
Financial Statements
Table of Contents of Statement of Additional Information
Appendix A - Glossary
Appendix B - Calculation of Withdrawal Charges
Appendix C - Calculation of Basic Death Benefit
Appendix D - Calculation for Purchase Payment Interest (Bonus Credit)
Appendix E - Condensed Financial Information


SPECIAL TERMS

Your Contract is a legal document that uses a number of specially defined terms. We explain most of the terms that we use in this Prospectus in the context where they arise, and some are self-explanatory. In addition, for convenient reference, we have compiled a list of these terms in the Glossary included at the back of this Prospectus as Appendix A. If, while you are reading this Prospectus, you come across a term that you do not understand, please refer to the Glossary for an explanation.

PRODUCT HIGHLIGHTS

The headings in this section correspond to headings in the Prospectus under which we discuss these topics in more detail.

The Annuity Contract

The MFS Regatta Extra NY Fixed and Variable Annuity Contract provides a number of important benefits for your retirement planning. During the Accumulation Phase, you make Payments under the Contract and allocate them to one or more Variable Account or Fixed Account options. During the Income Phase, we make annuity payments to you or someone else based on the amount you have accumulated. The Contract provides tax-deferral so that you do not pay taxes on your earnings until you withdraw them. The Contract also provides a basic death benefit if you die during the Accumulation Phase. You may enhance the basic death benefit by purchasing an optional death benefit rider.

The Accumulation Phase

Under most circumstances, you can buy the Contract with an initial Purchase Payment of $10,000 or more, and you can make additional Purchase Payments of at least $1,000 at any time during the Accumulation Phase. We will not normally accept a Purchase Payment if your Account Value is over $1 million or, if the Purchase Payment would cause your Account Value to exceed $1 million. In addition, we will credit your Contract with Purchase Payment Interest at a rate of 2% to 5% of each Purchase Payment based upon the interest rate option you choose when you apply for your Contract.

Variable Account Options: The Funds

You can allocate your Purchase Payments to one or more of the Sub-Accounts of our Variable Account, each of which invests in a corresponding Fund. Each Fund is one of the series of the MFS/Sun Life Series Trust, a mutual fund registered under the Investment Company Act of 1940. The investment returns on the Funds are not guaranteed. You can make or lose money. You can make transfers among the Funds and the Fixed Account Options.

The Fixed Account Options: The Guarantee Periods

You can allocate your Purchase Payments to the Fixed Account and elect to invest in one or more of the Guarantee Periods we make available from time to time. Each Guarantee Period earns interest at a Guaranteed Interest Rate that we publish. We may change the Guaranteed Interest Rate from time to time, but no Guaranteed Interest Rate will ever be less than 3% per year, compounded annually. Once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period.

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Fees and Expenses

The Contract has insurance features and investment features, and there are costs related to each.

Each year for the first five Contract Years, we deduct a $30 Annual Account Fee.

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We deduct a mortality and expense risk charge of 1.30% of the average daily value of the Contract invested in the Variable Account. We also deduct an administrative charge of 0.15% of the average daily value of the Contract invested in the Variable Account.

If you take more than a specified amount of money out of your Contract, we assess a withdrawal charge against each Purchase Payment withdrawn. The withdrawal charge (also known as a ''contingent deferred sales charge'') starts at 8% in the first Contract year and declines to 0% after seven years.

Currently, you can make 12 free transfers each year; however, we reserve the right to impose a charge of up to $15 per transfer.

If you elect the optional death benefit rider, we will deduct, during the Accumulation Phase, a charge of 0.15% of the average daily value of your Contract from the assets of the Variable Account.

In addition to the charges we impose under the Contract, there are also charges (which include management fees and operating expenses) imposed by the Funds. The charges vary depending upon which Fund(s) you have selected.

The Income Phase: Annuity Provisions

If you want to receive regular income from your annuity, you can select one of a several Annuity Options. You can choose to receive annuity payments from either the Fixed Account or from the available Variable Account options. If you choose to have any part of your annuity payments come from the Variable Account, the dollar amount of the payments may fluctuate with the performance of the Funds. You decide when your Income Phase will begin but, once it begins, you cannot change your choice of annuity payment options.

Death Benefit

If you die before the Contract reaches the Income Phase, the Beneficiary will receive a death benefit. The amount of the death benefit depends upon your age at issue and whether you choose the basic death benefit or, for a fee, the optional death benefit rider. The basic death benefit pays the greater of your account value and your total purchase payments (adjusted for withdrawals), both calculated as of your Death Benefit Date. The Maximum Anniversary Account Value Rider pays the greater of your basic death benefit or your highest Account Value on any Contract Anniversary before your 81st birthday.

Withdrawals and Withdrawal Charge

You can withdraw money from your Contract during the Accumulation Phase. You may withdraw a portion of your Account Value each year without the imposition of a withdrawal charge. This ''free withdrawal amount'' equals the amount of all Purchase Payments made and not withdrawn prior to the last 7 years plus the greater of (1) your Contract earnings in the prior Contract year and (2) 10% of all Purchase Payments made in the last 7 years. All other Purchase Payments are subject to the withdrawal charge. You may also have to pay income taxes and tax penalties on money you withdraw.

Tax Considerations

Your earnings are not taxed until you take them out. If you withdraw money during the Accumulation Phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty.

Your Contract contains a ''free look'' provision. If you can cancel your Contract within 10 days after receiving it, we will send you the Contract Value less any ''adjusted'' purchase payment interest as of the day we receive your cancellation request. (This amount may be more or less than the original Purchase Payment). We will not deduct a withdrawal charge.

If you have any questions about your Contract or need more information, please contact us at:

Sun Life Insurance and Annuity Company of New York

P.O. Box 9133

Wellesley Hills, MA 02481

1-800-447-7569

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FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments):	0%

Maximum Withdrawal Charge (as a percentage of purchase payments):	8%*

Maximum Transfer Fee (currently $0):	$15**
*	Number of Complete Contract Years Since Purchase Payment has been in the Account	Surrender Charge
	0-1	8%
	1-2	8%
	2-3	7%
	3-4	7%
	4-5	6%
	5-6	5%
	6-7	4%
	7 or more	0%

A portion of your Account may be withdrawn each year without imposition of any withdrawal charge and, after a Purchase Payment has been in your Account for 7 Contract Years, it may be withdrawn free of the withdrawal charge. (See "Withdrawal Charges.")

**	Currently, we impose no fee upon transfers; however, we reserve the right to impose a fee of up to $15 per transfer. (See "Transfer Privilege.")

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.
Annual Account Fee	$ 30*

Variable Account Annual Expenses

(as a percentage of average daily net Variable Account assets)
Mortality and Expense Risks Charge:	1.30%**

Administrative Expenses Charge:	0.15%

Total Variable Account Annual Expenses (without optional benefits):	1.45%

Charges for Optional Features
Maximum Charge for Optional Death Benefit Rider:	0.15%

Total Variable Account Annual Expenses with Maximum Charge for Optional Death Benefit and Living Benefit Riders:	1.60%
*

The Annual Account Fee is waived on Contracts greater than $100,000 in value on your Contract Anniversary and on Contracts fully invested in the Fixed Account during the entire Contract Year. (See "Account Fee.")

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses as a percentage of average daily Fund net assets that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, prior to any fee waiver or expense reimbursement)	0.82%	8.30%*
*

The expenses shown are for the year ended December 31, 2002, and do not reflect any fee waiver or expense reimbursement.

The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through May 1, 2004. The minimum and maximum Total Annual Fund Operating Expenses for all Funds after all fee reductions and expense reimbursements are 0.82% and 1.51%, respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.

THE ABOVE EXPENSES FOR THE FUNDS WERE PROVIDED BY THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, variable account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your Contract includes the maximum charges for optional benefits. If these optional benefits were not elected or fewer options were elected, the expense figures shown below would be lower. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangement of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)	If you surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years

$1,050	$2,890	$4,552	$7,906
(2)	If you annuitize your Contract or if you do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years

$ 330	$2,304	$4,094	$7,906

The fee table and example should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Your actual expenses may be greater or less than those shown. The example does not include the deduction of state premium taxes, which may be assessed upon full surrender, death or annuitization, or any taxes and penalties you may be required to pay if you surrender the Contract. Similarly, the 5% annual rate of return assumed in the example is not intended to be representative of past or future investment performance. For more information about Fund expenses, including a description of any applicable fee waiver or expense reimbursement arrangement, see the prospectuses for the Funds.

CONDENSED FINANCIAL INFORMATION

Historical information about the value of units we use to measure the variable portion of your Contract ("Variable Accumulations Units") is included as Appendix E to this Prospectus.

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THE ANNUITY CONTRACT

Sun Life Insurance and Annuity Company of New York (the ''Company'', ''we'' or ''us'') and Sun Life (N.Y.) Variable Account C (the ''Variable Account'') offer the Contract on an individual basis in connection with retirement planning. We issue an individual Contract to each Owner.

In this Prospectus, unless we state otherwise, we address Owners of Contracts as ''you." For the purpose of determining benefits under the Contract, we establish an Account for each Owner, which we will refer to as ''your'' Account.

Your Contract provides a number of important benefits for your retirement planning. It has an Accumulation Phase, during which you make Payments under the Contract and allocate them to one or more Variable Account or Fixed Account options, and an Income Phase, during which we make annuity payments based on the amount you have accumulated. Your Contract provides tax deferral, so that you do not pay taxes on your earnings under your Contract until you withdraw them. It provides a basic death benefit if you die during the Accumulation Phase; you may enhance the basic death benefit by electing an optional death benefit rider and paying an additional charge for the optional death benefit rider. Finally, if you so elect, during the Income Phase we will make annuity payments to you or someone else for life or for another period that you choose.

You choose these benefits on a variable or fixed basis or a combination of both. When you choose Variable Account investment options or a Variable Annuity option, your benefits will be responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from different types of investments. With these variable options, you assume all investment risk under your Contract. When you choose the Fixed Annuity option, we assume the investment risk. You bear the risk that the interest rates we will offer in the future and the rates we will use in determining your Fixed Annuity may not exceed our minimum guaranteed rate. Our minimum guaranteed interest rate will never be less than that permitted by law.

The Contract is designed for use in connection with personal retirement and deferred compensation plans, some of which qualify for favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code. The Contract is also designed so that it may be used in connection with certain non-tax-qualified retirement plans, such as payroll savings plans and such other groups (trusteed or nontrusteed) as may be eligible under applicable law. We refer to Contracts used with plans that receive favorable tax treatment as ''Qualified Contracts,'' and all others as ''Non-Qualified Contracts.''

COMMUNICATING TO US ABOUT YOUR CONTRACT

All materials sent to us, including Purchase Payments, must be sent to our Service Address as set forth on the first page of this Prospectus. For all telephone communications, you must call (800) 447-7569.

Unless this Prospectus states differently, we will consider all materials sent to us and all telephone communications to be received on the date we actually receive them at our Service Address. However, we will consider all financial transactions, including Purchase Payments, withdrawal requests and transfer instructions, to be received on the next Business Day if we receive them (1) on a day that is not a Business Day or (2) after 4:00 p.m., Eastern Time.

When we specify that notice to us must be in writing, we reserve the right, at our sole discretion, to accept notice in another form.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

We are a stock life insurance company incorporated under the laws of New York on May 25, 1983. We do business primarily in New York. Our Home Office is located at 122 East 42nd Street, Suite 1900, New York, New York 10017.

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We are a direct subsidiary of Sun Life Assurance Company of Canada ("Sun Life (Canada)"). Sun Life (Canada) completed its demutualization on March 22, 2000. As a result of the demutualization, a new holding company, Sun Life Financial Services of Canada Inc. ("Sun Life Financial"), is now the ultimate parent of Sun Life (Canada) and the Company. Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, London, and Manila stock exchanges.

Effective December 31, 2002, Keyport Benefit Life Insurance Company ("Keyport Benefit") merged with and into the Company, with the Company as the surviving entity. Keyport Benefit was an affiliate of the Company. Keyport Benefit was a stock life insurance company organized under the laws of the State of New York in 1987. Keyport Benefit was acquired by Sun Life Financial in November 2001 from Liberty Financial Companies, Inc., a subsidiary of Liberty Mutual Insurance Company of Boston, Massachusetts.

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THE VARIABLE ACCOUNT

We established the Variable Account as a separate account on October 18, 1985, pursuant to a resolution of our Board of Directors. The Variable Account funds the Contract and various other variable annuity and variable life insurance product contracts which are offered by the Company and other affiliated and unaffiliated offerors. These other products may have features, benefits and charges which are different from those under the Contract.

Under New York insurance law and the Contract, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains or losses of the Company. These assets are held in relation to the Contracts described in this Prospectus and other variable annuity contracts that provide benefits that vary in accordance with the investment performance of the Variable Account. Although the assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business we conduct, all obligations arising under the Contracts, including the promise to make annuity payments, are general corporate obligations of the Company.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a specific Fund. All amounts allocated to the Variable Account will be used to purchase Fund shares as designated by you at their net asset value. Any and all distributions made by the Funds with respect to the shares held by the Variable Account will be reinvested to purchase additional Fund shares at their net asset value. Deductions from the Variable Account for cash withdrawals, annuity payments, death benefits, Account Fees, Contract charges against the assets of the Variable Account for the assumption of mortality and expense risks, administrative expenses and any applicable taxes will, in effect, be made by redeeming the number of Fund shares at their net asset value equal in total value to the amount to be deducted. The Variable Account will be fully invested in Fund shares at all times.

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VARIABLE ACCOUNT OPTIONS: THE MFS/SUN LIFE SERIES TRUST

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The MFS/Sun Life Series Trust (the "Series Fund") is an open-end management investment company registered under the Investment Company Act of 1940. Our affiliate, Massachusetts Financial Services Company ("MFS"), serves as the investment adviser to the Series Fund.

The Series Fund is composed of a number independent portfolios of securities, each of which has separate investment objectives and policies. Shares of the Series Fund are issued in series (each, a "Fund"), each corresponding to one of the portfolios. Additional portfolios may be added to the Series Fund which may or may not be available for investment by the Variable Account.

The Series Fund pays fees to MFS for its services pursuant to investment advisory agreements. MFS also serves as investment adviser to each of the funds in the MFS Family of Funds, and to certain other investment companies established by MFS and/or us. MFS Institutional Advisers, Inc., a wholly-owned subsidiary of MFS, provides investment advice to substantial private clients. MFS and its predecessor organizations have a history of money management dating from 1924. MFS operates as an autonomous organization and the obligation of performance with respect to the investment advisory and underwriting agreements (including supervision of the sub-advisers noted below) is solely that of MFS. We undertake no obligation in this regard. MFS may serve as the investment adviser to other mutual funds which have similar investment goals and principal investment policies and risks as the Series, and which may be managed by a Fund's portfolio manager(s). While a Fund may have many similarities to these other funds, its investment performance will differ from their investment performance. This is due to a number of differences between a Fund and these similar products, including differences in sales charges, expense ratios and cash flows.

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The Series Fund also offers its shares to other separate accounts established by the Company and Sun Life Assurance Company of Canada (U.S.) in connection with variable annuity and variable life insurance contracts. Although we do not anticipate any disadvantages to this arrangement, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts investing in the Series Fund. A conflict may occur due to differences in tax laws affecting the operations of variable life and variable annuity separate accounts, or some other reason. We and the Series Fund's Board of Trustees will monitor events for such conflicts, and, in the event of a conflict, we will take steps necessary to remedy the conflict, including withdrawal of the Variable Account from participation in the Fund which is involved in the conflict or substitution of shares of other Funds or other mutual funds.

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More comprehensive information about the Series Fund and the management, investment objectives, policies, restrictions, expenses and potential risks of each Fund may be found in the current prospectus of the Series Fund. You should read the Series Fund prospectus carefully before investing. The Series Fund's Statement of Additional Information is available by calling 1-800-447-7569.

THE FIXED ACCOUNT

The Fixed Account is made up of general account assets of the Company. Amounts you allocate to the Fixed Account will be available to fund the claims of all classes of our customers, including claims for benefits under the Contracts. Any obligation of the Fixed Account will be paid first from those assets allocated to the Fixed Account and the excess, if any, will be paid from the general account of the Company.

We will invest the assets of the Fixed Account in those assets we choose that are allowed by the laws of the State of New York. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments. We intend to invest primarily in investment-grade fixed income securities (i.e. rated by a nationally recognized rating service within the 4 highest grades) or instruments we believe are of comparable quality.

We are not obligated to invest amounts allocated to the Fixed Account according to any particular strategy, except as may be required by New York State insurance laws. You will not have a direct or indirect interest in the Fixed Account investments.

THE FIXED ACCOUNT OPTIONS: THE GUARANTEE PERIODS

Amounts you allocate to the Fixed Account will be invested in Guarantee Periods and will earn interest at a Guaranteed Interest Rate. You may elect one or more Guarantee Periods from those we make available from time to time. We publish Guaranteed Interest Rates for each Guarantee Period offered. We may change the Guaranteed Interest Rates we offer from time to time, but no Guaranteed Interest Rate will ever be less than 3% per year, compounded annually. Also, once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period.

We determine Guaranteed Interest Rates at our discretion. We do not have a specific formula for establishing the rates for different Guarantee Periods. Our determination will be influenced by the interest rates on fixed income investments in which we may invest amounts allocated to the Guarantee Periods. We will also consider other factors in determining these rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors. We cannot predict the level of future interest rates.

THE ACCUMULATION PHASE

During the Accumulation Phase of your Contract, you make Payments into your Account, and your earnings accumulate on a tax-deferred basis. The Accumulation Phase begins with our acceptance of your first Purchase Payment and ends the Business Day before your Annuity Commencement Date. The Accumulation Phase will end sooner if you surrender your Contract or the Annuitant dies before the Annuity Commencement Date.

Issuing Your Contract

When you purchase a Contract, a completed Application and the initial Purchase Payment are sent to us for acceptance. When we accept an Application, we issue the Contract to you, as the Owner.

We will credit your initial Purchase Payment to your Account within 2 business days of receiving your completed Application. If your Application is not complete, we will notify you. If we do not have the necessary information to complete the Application within 5 business days, we will send your money back to you or ask your permission to retain your Purchase Payment until the Application is made complete. Then we will apply the Purchase Payment within 2 business days of when the Application is complete.

Amount and Frequency of Purchase Payments

The amount of Purchase Payments may vary; however, we will not accept an initial Purchase Payment of less than $10,000 and each additional Purchase Payment must be at least $1,000, unless we waive these limits. In addition, we will not accept a Purchase Payment if your Account Value is over $1 million, or if the Purchase Payment would cause your Account Value to exceed $1 million, unless we have approved the Payment in advance. Within these limits, you may make Purchase Payments at any time during the Accumulation Phase.

Allocation of Net Purchase Payments

You may allocate your Purchase Payments among the different Sub-Accounts and Guarantee Periods we offer, but any allocation to a Guarantee Period must be at least $1,000. Over the life of your Contract, you may allocate amounts among as many as 18 of the available options.

In your Application, you may specify the percentage of each Purchase Payment to be allocated to each Sub-Account or Guarantee Period. These percentages are called your allocation factors. You may change the allocation factors for future Payments by sending us written notice of the change, as required. We will use your new allocation factors for the first Purchase Payment we receive with or after we have received notice of the change, and for all future Purchase Payments, until we receive another change notice.

Although it is currently not our practice, we may deduct applicable premium taxes or similar taxes from your Purchase Payments (see "Contract Charges - Premium Taxes"). In that case, we will credit your Net Purchase Payment, which is the Purchase Payment minus the amount of those taxes.

Your Account

When we accept your first Purchase Payment, we establish an Account for you, which we maintain throughout the Accumulation Phase of your Contract.

Your Account Value

Your Account Value is the sum of the value of the 2 components of your Contract: the Variable Account portion of your Contract ("Variable Account Value") and the Fixed Account portion of your Contract ("Fixed Account Value"). These 2 components are calculated separately, as described under "Variable Account Value" and "Fixed Account Value."

Purchase Payment Interest

We will credit your Contract with Purchase Payment Interest at the rate you selected when you applied for the Contract. Currently, we offer 2 interest rate options:

Option A: The 2% Five-Year Anniversary Interest Option - Under this option we will credit your Contract with interest at a rate of 2% of each Purchase Payment received prior to the first Contract Anniversary. In addition, if you chose this option, we will credit your Contract with interest at a rate of 2% of the Account Value at the end of every Fifth-Year Anniversary.

Option B: The 3%, 4%, or 5% Interest Option - Under this option we will credit your Contract with interest at the following rates:

o	3% of each Purchase Payment if the sum of all Purchase Payments, reduced by the sum of all withdrawals (your "Net Purchase Payments"), is less than $100,000 on the day we receive the Purchase Payment;
o	4% of each Purchase Payment if your Net Purchase Payments is $100,000 or more but less than $500,000 on the day we receive the Purchase Payment; and
o	5% of each Purchase Payment if your Net Purchase Payments are $500,000 or more on the day we receive the Purchase Payment.

If you chose this Option B, there may be an additional credit paid at the end of the first Contract Year. If your Net Purchase Payments at the end of your first Contract Year are greater than or equal to $100,000, but less than $500,000, and some of your Net Purchase Payment(s) received a credit of 3% (rather than 4%), then an additional 1% will be paid on the amount of Net Purchase Payments that received the 3% credit. Similarly, if your Net Purchase Payments at the end of your first Contract Year are greater than or equal to $500,000 and some of your Purchase Payment(s) received a credit of either 3% or 4% (rather than 5%), then an additional 2% or 1% will be paid on the amount of Net Purchase Payments that received a 3% credit or a 4% credit, respectively.

We credit Purchase Payment Interest during the same Valuation Period in which we receive the Purchase Payment. We allocate the Purchase Payment Interest to the Sub-Accounts and/or the Guarantee Periods in the same proportion as the Net Purchase Payment is allocated. For any additional 1% or 2% interest credit under Option B or any Fifth-Year Anniversary credit under Option A, we allocate the credit on a pro rata basis to all Sub-Accounts and/or Guarantee Periods in which you are invested, excluding any Guarantee Periods established to support a dollar-cost averaging program. Any additional interest adjustments will be credited on your Contract Anniversary.

The Contracts are designed to give the most value to Owners with long-term investment goals. We will deduct the "Adjusted" Purchase Payment Interest if the Contract is returned during the "free look period." For a description of the free look period and Adjusted Purchase Payment Interest, see "Right to Return." For examples of how we calculate Purchase Payment Interest, see Appendix D.

We may credit Purchase Payment Interest at rates other than those described above on Contracts sold to officers, directors and employees of the Company or its affiliates, registered representatives, and employees of broker-dealers with a current selling agreement with the Company and affiliates of such representatives and broker-dealers, employees of affiliated asset management firms, and persons who have retired from such positions ("Eligible Employees") and immediate family members of Eligible Employees. The Company expects to make a profit on Purchase Payment Interest from the mortality and expense risk charge.

We may also credit the Purchase Payment Interest rates described above using different Net Purchase Payment dollar amount thresholds. Any change in the Net Purchase Payment dollar amount thresholds will be offered to all Owners on a prospective basis.

See "Tax Considerations - Qualified Retirement Plans," if this Contract is to be purchased in connection with a tax qualified plan under Section 401(a) of the Code or a tax deferred annuity arrangement under Section 403(b) of the Code.

Variable Account Value

     Variable Accumulation Units

In order to calculate your Variable Account Value, we use a measure called a Variable Accumulation Unit for each Sub-Account. Your Variable Account Value is the sum of your Account Value in each Sub-Account, which is the number of your Variable Accumulation Units for that Sub-Account times the value of each Unit.

     Variable Accumulation Unit Value

The value of each Variable Accumulation Unit in a Sub-Account reflects the net investment performance of that Sub-Account. We determine that value once on each day that the New York Stock Exchange is open for trading, at the close of trading, which is currently 4:00 p.m., Eastern Time. (The close of trading is determined by the New York Stock Exchange.) We also may determine the value of Variable Accumulation Units of a Sub-Account on days the Exchange is closed if there is enough trading in securities held by that Sub-Account to materially affect the value of the Variable Accumulation Units. Each day we make a valuation is called a "Business Day." The period that begins at the time Variable Accumulation Units are valued on a Business Day and ends at that time on the next Business Day is called a Valuation Period. On days other than Business Days, the value of a Variable Accumulation Unit does not change.

To measure these values, we use a factor - which we call the Net Investment Factor - which represents the net return on the Sub-Account's assets. At the end of any Valuation Period, the value of a Variable Accumulation Unit for a Sub-Account is equal to the value of that Sub-Account's Variable Accumulation Units at the end of the previous Valuation Period, multiplied by the Net Investment Factor. We calculate the Net Investment Factor by dividing (1) the net asset value of a Fund share held in the Sub-Account at the end of that Valuation Period, plus the per share amount of any dividend or capital gains distribution made by that Fund during the Valuation Period, by (2) the net asset value per share of the Fund share at the end of the previous Valuation Period; then, for each day in the valuation period, we deduct a factor representing the asset-based insurance charges (the mortality and expense risk charges and the administrative expense charge) plus any applicable charge for optional death benefit riders. See "Contract Charges."

For a hypothetical example of how we calculate the value of a Variable Accumulation Unit, see the Statement of Additional Information.

     Crediting and Canceling Variable Accumulation Units

When we receive an allocation to a Sub-Account, either from a Net Purchase Payment or a transfer of Account Value, we credit that amount to your Account in Variable Accumulation Units. Similarly, we cancel Variable Accumulation Units when you transfer or withdraw amounts from a Sub-Account, or when we deduct certain charges under the Contract. We determine the number of Units credited or canceled by dividing the dollar amount by the Variable Accumulation Unit value for that Sub-Account at the end of the Valuation Period during which the transaction or charge is effective.

Fixed Account Value

Your Fixed Account value is the sum of all amounts allocated to Guarantee Periods, from Net Purchase Payments, transfers or renewals, plus interest credited on those amounts, and minus withdrawals, transfers out of Guarantee Periods, and any deductions for charges under the Contract taken from your Fixed Account Value.

A Guarantee Period begins the day we apply your allocation and ends when the number of calendar years (or months if the Guarantee Period is less than one year) in the Guarantee Period (measured from the end of the calendar month in which the amount was allocated to the Guarantee Period) have elapsed. The last day of the Guarantee Period is its Expiration Date. Each additional Purchase Payment, transfer or renewal credited to your Fixed Account value will result in a new Guarantee Period with its own Expiration Date. Amounts allocated at different times to Guarantee Periods of the same duration may have different Expiration Dates.

We credit interest on amounts allocated to a Guarantee Period at the applicable Guaranteed Interest Rate for the duration of the Guarantee Period. During the Guarantee Period, we credit interest daily at a rate that yields the Guaranteed Interest Rate on an annual effective basis.

Each separate allocation you make to a Guarantee Period, together with interest credited thereon, is called a Guarantee Amount. We will notify you in writing between 45 and 75 days before the Expiration Date for any Guarantee Amount. A new Guarantee Period of the same duration will begin automatically for that Guarantee Amount on the first day following the Expiration Date, unless before the Expiration Date we receive instructions to transfer the Guarantee Amount to one or more Sub-Accounts, in accordance with the transfer privilege provisions of the Contract described below (see "Transfer Privilege.").

Transfer Privilege

     Permitted Transfers

During the Accumulation Phase, you may transfer all or part of your Account Value to one or more Sub-Accounts or Guarantee Periods then available, subject to the following restrictions:
o	You may not make more than 12 transfers in any Contract Year;
o	The amount transferred from a Sub-Account must be at least $1,000, unless you are transferring your entire balance in that Sub-Account;
o	Your Account Value remaining in a Sub-Account must be at least $1,000;
o	The amount transferred from a Guarantee Period must be the entire Guarantee Amount, except for transfers of interest credited during the current Contract Year;
o	At least 30 days must elapse between transfers to or from Guarantee Periods;
o	Transfers to or from Sub-Accounts are subject to terms and conditions that may be imposed by the Funds;
o	The total number of Sub-Accounts and Guarantee Periods within an account may not exceed 18 over the lifetime of the Contract; and
o	We impose additional restrictions on market timers, which are further described below.

These restrictions do not apply to transfers made under an approved dollar-cost averaging program.

There is usually no charge imposed on transfers; however, we reserve the right to impose a transfer charge of $15 for each transfer. Under current law, there is no tax liability for transfers.

     Requests for Transfers

You may request transfers in writing or by telephone. If the request is received before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange close before 4:00 p.m, it will be effective that day. Otherwise, it will be effective on the next Business Day. The telephone transfer privilege is available automatically, and does not require your written election. We will require personal identifying information to process a request for a transfer made by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe are genuine.

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Your transfer request will be effective as of the close of the Business Day if we receive your transfer request before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. Otherwise, your transfer request wil be effective as of the close of the next Business Day.

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     Market Timers

The Contracts are not designed for professional market timing organizations or other entities using programmed and frequent transfers. If you wish to employ such strategies, you should not purchase a Contract. Accordingly, transfers may be subject to restrictions if exercised by a market timing firm or any other third party authorized to initiate transfer transactions on behalf of multiple Owners. In imposing such restrictions, we may, among other things, not accept (1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or (2) the transfer instructions of individual Owners who have executed pre-authorized transfer forms that are submitted at the same time by market timing firms or other third parties on behalf of more than one Owner. We will not impose these restrictions unless our actions are reasonably intended to prevent the use of such transfers in a manner that will disadvantage or potentially impair the Contract rights of other Owners.

In addition, some of the Funds have reserved the right to temporarily or permanently refuse exchange requests from the Variable Account if, in the judgment of the Fund's investment adviser, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. In particular, a pattern of exchanges that coincide with a market timing strategy may be disruptive to a Fund and therefore may be refused. Accordingly, the Variable Account may not be in a position to effectuate transfers and may refuse transfer requests without prior notice. We also reserve the right, for similar reasons, to refuse or delay exchange requests involving transfers to or from the Fixed Account.

Waivers; Reduced Charges; Credits; Bonus Guaranteed Interest Rates

We may reduce or waive the withdrawal charge or Account Fee, credit additional amounts, or grant bonus Guaranteed Interest Rates in certain situations. These situations may include sales of Contracts (1) where selling and/or maintenance costs associated with the Contracts are reduced, such as the sale of several Contracts to the same Owner, sales of large Contracts, and certain group sales, and (2) to officers, directors and employees of the Company or its affiliates, registered representatives and employees of broker-dealers with a current selling agreement with the Company and affiliates of such representatives and broker-dealers, employees of affiliated asset management firms, and persons who have retired from such positions ("Eligible Employees") and immediate family members of Eligible Employees. Eligible Employees and their immediate family members may also purchase a Contract without regard to minimum Purchase Payment requirements. For other situations in which withdrawal charges may be waived, see "Withdrawals and Withdrawal Charge."

Optional Programs

     Dollar-Cost Averaging

Dollar-cost averaging allows you to invest gradually, over time, in up to 12 Sub-Accounts. You may select a dollar-cost averaging program at no extra charge by allocating a minimum of $1,000 to a designated Sub-Account or to a Guarantee Period we make available in connection with the program.

Amounts allocated to the Fixed Account under the program will earn interest at a rate declared by the Company for the Guarantee Period you select. Previously applied amounts may not be transferred to a Guarantee Period made available in connection with this program. Each month or quarter, as you select, we will transfer the same amount automatically (including a portion of the Purchase Payment Interest) to one or more Sub-Accounts that you choose, up to a maximum of 12 Sub-Accounts. The program continues until your Account Value allocated to the program is depleted or you elect to stop the program. The final amount transferred from the Fixed Account will include all interest earned (excluding Purchase Payment Interest). Any new allocation of a Purchase Payment to the program will be treated as commencing a new dollar-cost averaging program and is subject to the $1,000 minimum.

The main objective of a dollar-cost averaging program is to minimize the impact of short-term price fluctuations on Account Value. Since you transfer the same dollar amount to the variable investment options at set intervals, dollar-cost averaging allows you to purchase more Variable Accumulation Units (and, indirectly, more Fund shares) when prices are low and fewer Variable Accumulation Units (and, indirectly, fewer Fund shares) when prices are high. Therefore, you may achieve a lower average cost per Variable Accumulation Unit over the long term. A dollar-cost averaging program allows you to take advantage of market fluctuations. However, it is important to understand that a dollar-cost averaging program does not assure a profit or protect against loss in a declining market. We do not allow transfers into any of the Guarantee Periods.

     Asset Allocation

One or more asset allocation programs may be available in connection with the Contracts, at no extra charge. Asset allocation is the process of investing in different asset classes-such as equity funds, fixed income funds, and money market funds-depending on your personal investment goals, tolerance for risk, and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees, and asset allocation does not insure a profit or protect against loss in a declining market.

Currently, you may select one of the available asset allocation models, each of which represents a combination of Sub-Accounts with a different level of risk. These models, as well as the terms and conditions of the asset allocation program, are fully described in a separate brochure. We may add or delete programs in the future.

If you elect an asset allocation program, we will automatically allocate your Purchase Payments among the Sub-Accounts represented in the model you choose. By electing an asset allocation program, you thereby authorize us to automatically reallocate your investment options, as determined by the terms of the asset allocation program, to reflect the current composition of the model you have selected, without further instruction, until we receive notification that you wish to terminate the program, or choose a different model.

     Systematic Withdrawal Program

If you have an Account Value of $10,000 or more, you may select our Systematic Withdrawal Program or our Interest Out Program.

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Under the Systematic Withdrawal Program, you determine the amount and frequency of regular withdrawals you would like to receive from your Fixed Account Value and/or Variable Account Value and we will effect them automatically. The withdrawals under this program are subject to surrender charges. They may also be included in income and subject to a 10% federal tax penalty, as well as all charges applicable upon withdrawal. You should consult a qualified tax professional before choosing these options.

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You may change or stop this program at any time, by written notice to us or by telephone.

     Portfolio Rebalancing Program

Under the Portfolio Rebalancing Program, we transfer funds among the Sub-Accounts to maintain the percentage allocation you have selected among these Sub-Accounts. At your election, we will make these transfers on a quarterly, semi-annual or annual basis.

WITHDRAWALS AND WITHDRAWAL CHARGE

Cash Withdrawals

     Requesting a Withdrawal

At any time during the Accumulation Phase you may withdraw in cash all or any portion of your Account Value. To make a withdrawal, you must send us a written request at our Service Address. Your request must specify whether you want to withdraw the entire amount of your Account or, if less, the amount you wish to receive.

All withdrawals may be subject to a withdrawal charge (see "Withdrawal Charge," below). Upon request we will notify you of the amount we would pay in the event of a full or partial withdrawal. Withdrawals also may have adverse income tax consequences, including a 10% penalty tax (see "Tax Considerations"). You should carefully consider these tax consequences before requesting a cash withdrawal.

     Full Withdrawals

If you request a full withdrawal, we calculate the amount we will pay you as follows. We start with the total value of your Account at the end of the Valuation Period during which we receive your withdrawal request; we deduct the Account Fee for the Contract Year in which the withdrawal is made; and finally, we deduct any applicable withdrawal charge.

A full withdrawal results in the surrender of your Contract, and cancellation of all rights and privileges under your Contract.

     Partial Withdrawals

If you request a partial withdrawal, we will pay you the actual amount specified in your request and then reduce the value of your Account by the total of the amount paid and any applicable withdrawal charge.

You may specify the amount you want withdrawn from each Sub-Account and/or Guarantee Amount to which your Account is allocated. If you do not so specify, we will deduct the total amount you request pro rata, based on your Account Value at the end of the Valuation Period during which we receive your request.

If you request a partial withdrawal that would result in your Account Value being reduced to an amount less than the Account Fee for the Contract Year in which you make the withdrawal, we will treat it as a request for a full withdrawal.

     Time of Payment

We will pay you the applicable amount of any full or partial withdrawal within 7 days after we receive your withdrawal request, except in cases where we are permitted to defer payment under the Investment Company Act of 1940 and New York insurance law. Currently, we may defer payment of amounts you withdraw from the Variable Account only for the following periods:
o	When the New York Stock Exchange is closed (except weekends and holidays) or when trading on the New York Stock Exchange is restricted;
o	When it is not reasonably practical to dispose of securities held by a Fund or to determine the value of the net assets of a Fund, because an emergency exists; or
o	When an SEC order permits us to defer payment for the protection of Owners.

We also may defer payment of amounts you withdraw from the Fixed Account for up to 6 months from the date we receive your withdrawal request. We do not pay interest on the amount of any payments we defer.

     Withdrawal Restrictions for Qualified Plans

If your Contract is a Qualified Contract, you should carefully check the terms of your retirement plan for limitations and restrictions on cash withdrawals.

Special restrictions apply to withdrawals from Contracts used for Section 403(b) annuities (see "Tax Considerations - Tax-Sheltered Annuities").

Withdrawal Charge

We do not deduct any sales charge from your Purchase Payments when they are made. However, we may impose a withdrawal charge (known as a "contingent deferred sales charge") on certain amounts you withdraw. We impose this charge to defray some of our expenses related to the sale of the Contracts, such as commissions we pay to agents, the cost of sales literature, and other promotional costs and transaction expenses.

     Free Withdrawal Amount

In each Contract Year, you may withdraw a portion of your Account Value - which we will call the "free withdrawal amount" - before incurring the withdrawal charge. For any year, the free withdrawal amount is equal to the amount of all Purchase Payments made before the last 7 Contract Years that you have not previously withdrawn, plus the greater of:
o	your Contract's earnings (defined below) during the prior Contract Year; and

o	10% of the amount of all Purchase Payments you have made during the last 7 Contract Years, including the current Contract Year.

Any portion of the "free withdrawal amount" that you do not use in a Contract Year is not cumulative; that is, it will not be carried forward or available for use in future years.

Your Contract's earnings during the prior Contract Year are equal to:
o	the difference between your Account Value at the end of the prior Contract Year and your Account Value at the beginning of the prior Contract Year, minus

o	any Purchase Payments made during the prior Contract Year, plus

o	any partial withdrawals and charges taken during the prior Contract Year.

For an example of how we calculate the "free withdrawal amount," see Appendix B.

     Order of Withdrawal

When you make a withdrawal, we consider the oldest remaining Purchase Payment to be withdrawn first, then the next oldest, and so forth. Once all Purchase Payments are withdrawn, the balance withdrawn is considered to be accumulated value and is not subject to a withdrawal charge.

     Calculation of Withdrawal Charge

We calculate the amount of the withdrawal charge by multiplying the Purchase Payments you withdraw by a percentage. The percentage varies according to the number of Contract Years the Purchase Payment has been held in your Account, including the Contract Year in which you made the Payment, but not the Contract Year in which you withdraw it. Each Payment begins a new 7-year period and moves down a declining surrender charge scale at each Contract Anniversary. Payments received during the Contract Year will be charged 8%, if withdrawn. On your next scheduled Contract Anniversary, that Payment, along with any other Payments made during that Contract Year, will be considered to be in their second Contract Year and will have an 8% withdrawal charge. On the next Contract Anniversary, these Payments will move into their third Contract Year and will have a withdrawal charge of 7%, if withdrawn. The withdrawal charge decreases according to the number of Contract Years the Purchase Payment has been in your Account. The declining scale is as follows:

Number of Contract Years Payment Has Been in Your Account	Withdrawal Charge
0-1	8%
1-2	8%
2-3	7%
3-4	7%
4-5	6%
5-6	5%
6-7	4%
7+	0%

For example, the percentage applicable to the withdrawals of a Payment that has been in an Account for more than 2 Contract Years but less than 3 will be 7% regardless of the issue date of the Contract.

The withdrawal charge will never be greater than 8% of the excess of Purchase Payments you make under your Contract over the "free withdrawal amount," as defined above.

For additional examples of how we calculate withdrawal charges, see Appendix B.

Types of Withdrawals Not Subject to Withdrawal Charge

     Minimum Distributions

For each Qualified Contract, the free withdrawal amount in any Contract Year will be the greater of the free withdrawal amount described above or any amounts required to be withdrawn to comply with the minimum distribution requirement of the Internal Revenue Code. This waiver of the withdrawal charge applies only to the portion of the required minimum distribution attributable to that Qualified Contract.

     Other Withdrawals

We do not impose the withdrawal charge on amounts you apply to provide an annuity, amounts we pay as a death benefit, or amounts you transfer among the Sub-Accounts, between the Sub-Accounts and the Fixed Account, or within the Fixed Account.

CONTRACT CHARGES

Account Fee

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During the Accumulation Phase of your Contract, we will deduct from your Account an annual Account Fee of $30 to help cover the administrative expenses we incur related to the issuance of Contracts and the maintenance of Accounts. We deduct the Account Fee on each Contract Anniversary. We deduct the Account Fee pro rata from each Sub-Account and each Guarantee Period, based on the allocation of your Account Value on your Contract Anniversary.

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We will not charge you the Account Fee if:
o	your Account has been allocated only to the Fixed Account during the applicable Contract Year; or

o	your Account Value is more than $100,000 on your Contract Anniversary.

If you make a full withdrawal of your Account, we will deduct the full amount of the Account Fee at the time of the withdrawal. In addition, on the Annuity Commencement Date we will deduct a pro rata portion of the Account Fee to reflect the time elapsed between the last Contract Anniversary and the day before the Annuity Commencement Date.

After the Annuity Commencement Date, we will deduct an annual Account Fee of $30 in the aggregate in equal amounts from each Variable Annuity payment we make during the year. We do not deduct any Account Fee from Fixed Annuity payments.

Administrative Expense Charge

We deduct an administrative expense charge from the assets of the Variable Account at an annual effective rate equal to 0.15% during both the Accumulation Phase and the Income Phase. This charge is designed to reimburse us for expenses we incur in administering the Contracts, the Accounts and the Variable Account that are not covered by the annual Account Fee.

Mortality and Expense Risk Charge

During both the Accumulation Phase and the Income Phase, we deduct a mortality and expense risk charge from the assets of the Variable Account at an effective annual rate equal to 1.30%. The mortality risk we assume arises from our contractual obligation to continue to make annuity payments to each Annuitant, regardless of how long the Annuitant lives and regardless of how long all Annuitants as a group live. This obligation assures each Annuitant that neither the longevity of fellow Annuitants nor an improvement in life expectancy generally will have an adverse effect on the amount of any annuity payment received under the Contract. The mortality risk also arises from our contractual obligation to pay a death benefit upon the death of the Owner prior to the Annuity Commencement Date. The expense risk we assume is the risk that the annual Account Fee and the administrative expense charge we assess under the Contracts may be insufficient to cover the actual total administrative expenses we incur. If the amount of the charge is insufficient to cover the mortality and expense risks, we will bear the loss. If the amount of the charge is more than sufficient to cover the risks, we will make a profit on the charge. We expect to make a profit on the excess expense charge associated with the Purchase Payment Interest. We may use this profit for any proper corporate purpose, including the payment of marketing and distribution expenses for the Contracts.

Charges for Optional Death Benefit Rider

If you elect the optional death benefit rider, we will deduct, during the Accumulation Phase, a charge of 0.15% of the average daily value of your Contract from the assets of the Variable Account.

Premium Taxes

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In New York there currently is no premium tax. However, if an Owner or Payee is not a New York State resident, a premium tax may be imposed, depending on where the Owner or Payee resides. We believe that the amounts of applicable premium taxes currently range from 0% to 3.5%. You should consult a qualified tax professional to find out if your state imposes a premium tax and the amount of any tax.

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In order to reimburse us for the premium tax we may pay on Purchase Payments, our policy is to deduct the amount of such taxes from the amount you apply to provide an annuity at the time of annuitization. However, we reserve the right to deduct the amount of any applicable tax from your Account at any time, including at the time you make a Purchase Payment or make a full or partial withdrawal. We do not make any profit on the deductions we make to reimburse premium taxes.

Fund Expenses

There are fees and charges deducted from each Fund. These fees and expenses are described in the Fund prospectuses and related Statements of Additional Information.

DEATH BENEFIT

If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary, using the payment method elected (a single cash payment or one of our Annuity Options). If the Beneficiary is not living on your date of death, we will pay the death benefit to the Annuitant or, if the Annuitant is not then living, in one sum to your estate. We do not pay a death benefit if you die during the Income Phase. However, the Beneficiary will receive any payments provided under an Annuity Option that is in effect.

Amount of Death Benefit

To calculate the amount of your death benefit, we use a "Death Benefit Date." The Death Benefit Date is the date we receive proof of your death in an acceptable form ("Due Proof of Death") if you have elected a death benefit payment method before your death and it remains effective. Otherwise, the Death Benefit Date is the later of the date we receive Due Proof of Death or the date we receive the Beneficiary's election of either payment method or, if the Beneficiary is your spouse, Contract continuation. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, we reserve the right to provide a lump sum to your Beneficiary.

The amount of the death benefit is determined as of the Death Benefit Date.

The Basic Death Benefit

In general, if you were 85 or younger on your Contract Date (the date we accepted your first Purchase Payment), the death benefit will be the greatest of the following amounts:
(1)	Your Account Value for the Valuation Period during which the Death Benefit Date occurs; and

(2)	Your total Purchase Payments (adjusted for partial withdrawals as described in "Calculating the Death Benefit") as of the Death Benefit Date.

For examples of how to calculate this basic death benefit, see Appendix C.

If you were 86 or older on your Contract Date, the death benefit is equal to the amount we would pay if you had surrendered your entire Account on the Death Benefit Date. Because this amount will reflect any applicable withdrawal charges, the basic death benefit may be less than your Account Value.

Optional Death Benefit Rider

You may enhance the basic death benefit by electing an optional death benefit rider known as the Maximum Anniversary Account Value Rider ("MAV"). You must make your election before the date on which your Contract becomes effective. You will pay a charge for the optional death benefit rider. (For a description of the charge, see "Charges for Optional Death Benefit Rider.") The rider is available only if you are younger than 80 on the Contract Date. The optional death benefit rider election may not be changed after your Contract is issued. The death benefit under the optional death benefit rider will be adjusted for all partial withdrawals as described in the Prospectus under the heading "Calculating the Death Benefit."

Under the MAV rider, the death benefit will be the greater of:
o	the amount payable under the basic death benefit, above, or

o

your highest Account Value on any Contract Anniversary before your 81st birthday, adjusted for any subsequent Purchase Payments, partial withdrawals and charges made between that Contract Anniversary and the Death Benefit Date.

Spousal Continuance

If your spouse is your Beneficiary, upon your death your spouse may elect to continue the Contract as the Owner, rather than receive the death benefit amount. In that case, we will not pay a death benefit, but the Contract's Account Value will be equal to your Contract's death benefit amount, as defined under the basic death benefit or any rider you have selected. All Contract provisions, including any riders you have selected, will continue as if your spouse had purchased the Contract on the Death Benefit Date with a value equal to the death benefit amount. For purposes of calculating death benefits and expenses from that date forward, the surviving spouse's age on the original effective date of the Contract will be used. Upon surrender or annuitization, this step-up to the spouse will not be treated as premium, but will be treated as income.

Calculating the Death Benefit

In calculating the death benefit amount payable under option (2) of the basic death benefit or under the optional death benefit rider, any partial withdrawals will reduce the death benefit amount to anamount equal to the death benefit amount immediately before the withdrawal multiplied by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal.

If the death benefit is the amount payable under options (2) of the basic death benefit or under the optional death benefit rider, your Account Value will be increased by the excess, if any, of that amount over option (1) of the basic death benefit. Any such increase will be allocated to the Sub- Accounts in proportion to your Account Value in those Sub-Accounts on the Death Benefit Date. Also, any portion of this new Account Value attributed to the Fixed Account will be transferred to the Sun Capital Money Market Sub-Account.

Method of Paying Death Benefit

The death benefit may be paid in a single cash payment or as an annuity (either fixed, variable or a combination), under one or more of our Annuity Options. We describe the Annuity Options in this Prospectus under "The Income Phase - Annuity Provisions."

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During the Accumulation Phase, you may elect the method of payment for the death benefit. These elections are made by sending us at our Service Address an election form, which we will provide. If no such election is in effect on the date of your death, the Beneficiary may elect either a single cash payment or an annuity. If the Beneficiary is the Owner's spouse, the Beneficiary may elect to continue the Contract. This election is made by sending us a letter of instruction. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, we will pay the death benefit in a single cash payment.

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If we pay the death benefit in the form of an Annuity Option, the Beneficiary becomes the Annuitant/Payee under the terms of that Annuity Option.

Non-Qualified Contracts

If your Contract is a Non-Qualified Contract, special distribution rules apply to the payment of the death benefit. The amount of the death benefit must be distributed either (1) as a lump sum within 5 years after your death or (2) if in the form of an annuity, over a period not greater than the life or expected life of the "designated beneficiary" within the meaning of Section 72(s) of the Internal Revenue Code, with payments beginning no later than one year after your death.

The person you have named as Beneficiary under your Contract, if any, will be the "designated beneficiary." If the named Beneficiary is not living and no contingent beneficiary has been named, the surviving Participant, if any, or the estate of the deceased Participant automatically becomes the designated beneficiary.

If the designated beneficiary is your surviving spouse, your spouse may continue the Contract in his or her own name as Owner. To make this election, your spouse must give us written notification within 60 days after we receive Due Proof of Death. The special distribution rules will then apply on the death of your spouse. To understand what happens when your spouse continues the Contract, see "Spousal Continuance," above.

During the Income Phase, if the Annuitant dies, the remaining value of the Annuity Option(s) in place must be distributed at least as rapidly as the method of distribution under that option.

If the Owner is not a natural person, these distribution rules apply on a change in, or the death of, either the Annuitant or the Co-Annuitant.

Payments made in contravention of these special rules would adversely affect the treatment of the Contract as annuity contract under the Internal Revenue Code. Neither you nor the Beneficiary may exercise rights that would have that effect.

Selection and Change of Beneficiary

You select your Beneficiary in your Application. You may change your Beneficiary at any time by sending us written notice on our required form, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until we record the change.

Payment of Death Benefit

Payment of the death benefit in cash will be made within 7 days of the Death Benefit Date, except if we are permitted to defer payment in accordance with the Investment Company Act of 1940. If an Annuity Option is elected, the Annuity Commencement Date will be the first day of the second calendar month following the Death Benefit Date, and your Account will remain in effect until the Annuity Commencement Date.

Due Proof of Death

We accept any of the following as proof of any person's death:
o	An original certified copy of an official death certificate;

o	An original certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

o	Any other proof we find satisfactory.

We also require all necessary beneficiary information and other information that is needed to make payment such as the beneficiary's taxpayer identification.

THE INCOME PHASE - ANNUITY PROVISIONS

During the Income Phase, we make regular monthly annuity payments to the Annuitant.

The Income Phase of your Contract begins with the Annuity Commencement Date. On that date, we apply your Account Value, adjusted as described below, under the Annuity Option(s) you have selected, and we make the first payment.

Once the Income Phase begins, no lump sum settlement option or cash withdrawals are permitted, except pursuant to Annuity Option D, Monthly Payments for a Specified Period Certain, as described below under the heading "Annuity Options," and you cannot change the Annuity Option(s) selected. You may request a full withdrawal before the Annuity Commencement Date, which will be subject to all charges applicable on withdrawals. See "Withdrawals and Withdrawal Charge."

Selection of the Annuitant or Co-Annuitant

You select the Annuitant in your Application. The Annuitant is the person who receives annuity payments during the Income Phase and on whose life these payments are based. In your Contract, the Annuity Options refer to the Annuitant as the "Payee." If you name someone other than yourself as Annuitant and the Annuitant dies before the Income Phase, you become the Annuitant.

In a Non-Qualified Contract, if you name someone other than yourself as Annuitant, you may also select a Co-Annuitant, who will become the new Annuitant if the original Annuitant dies before the Income Phase. If both the Annuitant and Co-Annuitant die before the Income Phase, you become the Annuitant. If you have named both an Annuitant and a Co-Annuitant, you may designate one of them to become the sole Annuitant as of the Annuity Commencement Date, if both are living at that time. If you have not made that designation on the 30th day before the Annuity Commencement Date, and both the Annuitant and the Co-Annuitant are still living, the Co-Annuitant will become the Annuitant.

When an Annuity Option has been selected as the method of paying the death benefit, the Beneficiary is the Payee of the annuity payments.

Selection of the Annuity Commencement Date

You select the Annuity Commencement Date in your Application. The following restrictions apply to the date you may select:

o	The earliest possible Annuity Commencement Date is the first day of the first month following your first Contract Anniversary.
o

The latest possible Annuity Commencement Date is the first day of the month following the Annuitant's 90th birthday. If there is a Co-Annuitant, the 90th birthday of the younger of the Annuitant and Co-Annuitant.

o	The Annuity Commencement Date must always be the first day of a month.

You may change the Annuity Commencement Date from time to time by sending us written notice, with the following additional limitations:

o	We must receive your notice at least 30 days before the current Annuity Commencement Date.
o	The new Annuity Commencement Date must be at least 30 days after we receive the notice.

There may be other restrictions on your selection of the Annuity Commencement Date imposed by your retirement plan or applicable law. In most situations, current law requires that for a Qualified Contract, certain minimum distributions must commence no later than April 1 following the year the Annuitant reaches age 70 1/2 (or, for Qualified Contracts other than IRAs, no later than April 1 following the year the Annuitant retires, if later than the year the Annuitant reaches age 70 1/2).

Annuity Options

We offer the following Annuity Options for payments during the Income Phase. Each Annuity Option may be selected for either a Variable Annuity or a Fixed Annuity, or a combination of both. We may also agree to other settlement options, in our discretion.

     Annuity Option A - Life Annuity

We provide monthly payments during the lifetime of the Annuitant. Annuity payments stop when the Annuitant dies. There is no provision for continuation of any payments to a Beneficiary.

     Annuity Option B - Life Annuity With 60, 120, 180 or 240 Monthly Payments Certain

We make monthly payments during the lifetime of the Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period. The election of a longer period results in smaller monthly payments. If no Beneficiary is designated, we pay the discounted value of the remaining payments in one sum to the Annuitant's estate. The Beneficiary may also elect to receive the discounted value of the remaining payments in one sum. The discount rate for a Variable Annuity will be the assumed interest rate in effect; the discount rate for a Fixed Annuity will be based on the interest rate we used to determine the amount of each payment.

     Annuity Option C - Joint and Survivor Annuity

We make monthly payments during the lifetime of the Annuitant and another person you designate and during the lifetime of the survivor of the two. We stop making payments when the last survivor dies. There is no provision for continuance of any payments to a Beneficiary.

     Annuity Option D - Monthly Payments for a Specified Period Certain

We make monthly payments for a specified period of time from 10 to 30 years, as you elect. If payments under this option are paid on a Variable Annuity basis, the Annuitant may elect to receive in one sum the discounted value of the remaining payments, less any applicable withdrawal charge; the discount rate for this purpose will be the assumed interest rate in effect. If the Annuitant dies during the period selected, the remaining income payments are made as described under Annuity Option B. The election of this Annuity Option may result in the imposition of a penalty tax.

Selection of Annuity Option

You select one or more of the Annuity Options, which you may change from time to time during the Accumulation Phase, as long as we receive your selection or change in writing at least 30 days before the Annuity Commencement Date. If we have not received your written selection on the 30th day before the Annuity Commencement Date, you will receive Annuity Option B, for a life annuity with 120 monthly payments certain. You may specify the proportion of your Adjusted Account Value you wish to provide a Variable Annuity or a Fixed Annuity. Under a Variable Annuity, the dollar amount of payments will vary, while under a Fixed Annuity, the dollar amount of payments will remain the same. If you do not specify a Variable Annuity or a Fixed Annuity, your Adjusted Account Value will be divided between Variable Annuities and Fixed Annuities in the same proportions as your Account Value was divided between the Variable and Fixed Accounts on the Annuity Commencement Date. You may allocate your Adjusted Account Value applied to a Variable Annuity among the Sub-Accounts, or we will use your existing allocations.

There may be additional limitations on the options you may elect under your particular retirement plan or applicable law.

Remember that the Annuity Options may not be changed once annuity payments begin.

Amount of Annuity Payments

     Adjusted Account Value

The Adjusted Account Value is the amount we apply to provide a Variable Annuity and/or a Fixed Annuity. We calculate Adjusted Account Value by taking your Account Value on the Business Day just before the Annuity Commencement Date and making the following adjustments:
o	We deduct a proportional amount of the Account Fee, based on the fraction of the current Contract Year that has elapsed.
o	We deduct any applicable premium tax or similar tax if not previously deducted.

     Variable Annuity Payments

On the Annuity Commencement Date, we will exchange your Account's Variable Annuity Units for Annuitization Units which have annual insurance charges of 1.45% of your Account's average daily net assets. Variable Annuity payments may vary each month. We determine the dollar amount of the first payment using the portion of your Adjusted Account Value applied to a Variable Annuity and the Annuity Payment Rates in your Contract, which are based on an assumed interest rate of 3% per year, compounded annually. See "Annuity Payment Rates."

To calculate the remaining payments, we convert the amount of the first payment into Annuity Units for each Sub-Account; we determine the number of those Annuity Units by dividing the portion of the first payment attributable to the Sub-Account by the Annuity Unit Value of that Sub-Account for the Valuation Period ending just before the Annuity Commencement Date. This number of Annuity Units for each Sub-Account will remain constant (unless the Annuitant requests an exchange of Annuity Units). However, the dollar amount of the next Variable Annuity payment - which is the sum of the number of Annuity Units for each Sub-Account times its Annuity Unit Value for the Valuation Period ending just before the date of the payment - will increase, decrease, or remain the same, depending on the net investment return of the Sub-Accounts.

If the net investment return of the Sub-Accounts selected is the same as the assumed interest rate of 3%, compounded annually, the payments will remain level. If the net investment return exceeds the assumed interest rate, payments will increase and, conversely, if it is less than the assumed interest rate, payments will decrease.

Please refer to the Statement of Additional Information for more information about calculating Variable Annuity Units and Variable Annuity payments, including examples of these calculations.

     Fixed Annuity Payments

Fixed Annuity payments are the same each month. We determine the dollar amount of each Fixed Annuity payment using the fixed portion of your Adjusted Account Value and the applicable Annuity Payment Rates. These will be either (1) the rates in your Contract, which are based on a minimum guaranteed interest rate of 3% per year, compounded annually, or (2) new rates we have published and are using on the Annuity Commencement Date, if they are more favorable. See "Annuity Payment Rates."

     Minimum Payments

If your Adjusted Account Value is less than $2,000, or the first annuity payment for any Annuity Option is less than $20, we will pay the Adjusted Account Value to the Annuitant in one payment.

Exchange of Variable Annuity Units

During the Income Phase, the Annuitant may exchange Annuity Units from one Sub-Account to another, up to 12 times each Contract Year. To make an exchange, the Annuitant sends us, at our Service Address, a written request stating the number of Annuity Units in the Sub-Account he or she wishes to exchange and the new Sub-Account for which Annuity Units are requested. The number of new Annuity Units will be calculated so the dollar amount of an annuity payment on the date of the exchange would not be affected. To calculate this number, we use Annuity Unit values for the Valuation Period during which we receive the exchange request.

Before exchanging Annuity Units from one Sub-Account to another, the Annuitant should carefully review the relevant Fund prospectuses for the investment objectives and risk disclosure of the Funds in which the Sub-Accounts are invested.

During the Income Phase, we permit only exchanges among Sub-Accounts. No exchanges to or from a Fixed Annuity are permitted.

Account Fee

During the Income Phase, we deduct the annual Account Fee of $30 in equal amounts from each Variable Annuity payment. We do not deduct the annual Account Fee from Fixed Annuity payments.

Annuity Payment Rates

The Contracts contain Annuity Payment Rates for each Annuity Option described in this Prospectus. The rates show, for each $1,000 applied, the dollar amount of: (a) the first monthly Variable Annuity payment based on the assumed interest rate specified in the applicable Contract (at least 3% per year, compounded annually); and (b) the monthly Fixed Annuity payment, when this payment is based on the minimum guaranteed interest rate specified in the Contract (at least 3% per year, compounded annually).

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The Annuity Payment Rates may vary according to the Annuity Option(s) elected and the adjusted age of the Annuitant. The Contracts also describes the method of determining the adjusted age of the Annuitant. The mortality table used in determining the Annuity Payment Rates for Annuity Options A, B and C is the 2000 Individual Annuitant Mortality Table.

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Annuity Options as Method of Payment for Death Benefit

You or your Beneficiary may also select one or more Annuity Options to be used in the event of the Annuitant's death before the Income Phase, as described under the "Death Benefit" section of this Prospectus. In that case, your Beneficiary will be the Annuitant. The Annuity Commencement Date will be the first day of the second month beginning after the Death Benefit Date.

OTHER CONTRACT PROVISIONS

Exercise of Contract Rights

A Contract belongs to the individual to whom the Contract is issued. All Contract rights and privileges can be exercised by the Owner without the consent of the Beneficiary (other than an irrevocably designated Beneficiary) or any other person. Such rights and privileges may be exercised only during the lifetime of the Annuitant before the Annuity Commencement Date, except as the Contract otherwise provides.

The Annuitant becomes the Payee on and after the Annuity Commencement Date. The Beneficiary becomes the Payee on the death of the Owner prior to the Annuity Commencement Date, or on the death of the Annuitant after the Annuity Commencement Date. Such Payee may thereafter exercise such rights and privileges, if any, of ownership which continue.

Change of Ownership

Ownership of a Qualified Contract may not be transferred except to: (1) the Annuitant; (2) a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Internal Revenue Code; (3) the employer of the Annuitant, provided that the Qualified Contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Internal Revenue Code for the benefit of the Annuitant; (4) the trustee or custodian of an individual retirement account plan qualified under Section 408 of the Internal Revenue Code for the benefit of the Owner; or (5) as otherwise permitted from time to time by laws and regulations governing the retirement or deferred compensation plans for which a Qualified Contract may be issued. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

The Owner of a Non-Qualified Contract may change the ownership of the Contract prior to the Annuity Commencement Date. A change of ownership will not be binding on us until we receive written notification. When we receive such notification, the change will be effective as of the date on which the request for change was signed by the Owner, but the change will be without prejudice to us on account of any payment we make or any action we take before receiving the change. If you change the Owner of a Non-Qualified Contract, you will become immediately liable for the payment of taxes on any gain realized under the Contract prior to the change of ownership, including possible liability for a 10% federal excise tax.

Voting of Fund Shares

We will vote Fund shares held by the Sub-Accounts at meetings of shareholders of the Funds or in connection with similar solicitations, but will follow voting instructions received from persons having the right to give voting instructions. During the Accumulation Phase, you will have the right to give voting instructions, except in the case of a Group Contract where the Owner has reserved this right. During the Income Phase, the Payee - that is the Annuitant or Beneficiary entitled to receive benefits - is the person having such voting rights. We will vote any shares attributable to us and Fund shares for which no timely voting instructions are received in the same proportion as the shares for which we receive instructions from Owners and Payees, as applicable.

Neither the Variable Account nor the Company is under any duty to provide information concerning the voting instruction rights of persons who may have such rights under plans, other than rights afforded by the Investment Company Act of 1940, or any duty to inquire as to the instructions received or the authority of Owners or others, as applicable, to instruct the voting of Fund shares. Except as the Variable Account or the Company has actual knowledge to the contrary, the instructions given by Owners and Payees will be valid as they affect the Variable Account, the Company and any others having voting instruction rights with respect to the Variable Account.

All Fund proxy material, together with an appropriate form to be used to give voting instructions, will be provided to each person having the right to give voting instructions at least 10 days prior to each meeting of the shareholders of the Funds. We will determine the number of Fund shares as to which each such person is entitled to give instructions as of the record date set by the Funds for such meeting, which is expected to be not more than 90 days prior to each such meeting. Prior to the Annuity Commencement Date, the number of Fund shares as to which voting instructions may be given to the Company is determined by dividing the value of all of the Variable Accumulation Units of the particular Sub-Account credited to the Owner Account by the net asset value of one Fund share as of the same date. On or after the Annuity Commencement Date, the number of Fund shares as to which such instructions may be given by a Payee is determined by dividing the reserve held by the Company in the Sub-Account with respect to the particular Payee by the net asset value of a Fund share as of the same date. After the Annuity Commencement Date, the number of Fund shares as to which a Payee is entitled to give voting instructions will generally decrease due to the decrease in the reserve.

Periodic Reports

During the Accumulation Period we will send you, at least once during each Contract Year, a statement showing the number, type and value of Accumulation Units credited to your Account and the Fixed Accumulation Value of your Account, which statement shall be accurate as of a date not more than 2 months previous to the date of mailing. These periodic statements contain important information concerning your transactions with respect to a Contract. It is your obligation to review each such statement carefully and to report to us, at the address or telephone number provided on the statement, any errors or discrepancies in the information presented therein within 60 days of the date of such statement. Unless we receive notice of any such error or discrepancy from you within such period, we may not be responsible for correcting the error or discrepancy.

In addition, every person having voting rights will receive such reports or prospectuses concerning the Variable Account and the Funds as may be required by the Investment Company Act of 1940 and the Securities Act of 1933. We will also send such statements reflecting transactions in your Account as may be required by applicable laws, rules and regulations.

Upon request, we will provide you with information regarding fixed and variable accumulation values.

Substitution of Securities

Shares of any or all Funds may not always be available for investment under the Contracts. We may add or delete Funds or other investment companies as variable investment options under the Contracts. We may also substitute for the shares held in any Sub-Account shares of another Fund or shares of another registered open-end investment company or unit investment trust, provided that the substitution has been approved, if required, by the SEC and the Superintendent of Insurance of the State of New York. In the event of any substitution pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the substitution.

Change in Operation of Variable Account

At our election and subject to the prior approval of the Superintendent of Insurance of the State of New York and any necessary vote by persons having the right to give instructions with respect to the voting of Fund shares held by the Sub-Accounts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Account requires an order by the SEC. In the event of any change in the operation of the Variable Account pursuant to this provision, we may, subject to the approval of the Superintendent of Insurance of the State of New York, make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.

Splitting Units

We reserve the right to split or combine the value of Variable Accumulation Units, Annuity Units or any of them. In effecting any such change of unit values, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Contracts.

Modification

Upon notice to the Owner (or the Payee(s) during the Income Phase), we may modify the Contract if such modification: (i) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which the Company or the Variable Account is subject; (ii) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts; (iii) is necessary to reflect a change in the operation of the Variable Account or the Sub-Account(s) (see "Change in Operation of Variable Account"); (iv) provides additional Variable Account and/or fixed accumulation options; or (v) as may otherwise be in the best interests of Owners or Payees, as applicable. In the event of any such modification, we may make appropriate endorsement in the Contract to reflect such modification.

Reservation of Rights

We reserve the right, to the extent permitted by law, to: (1) combine any 2 or more variable accounts; (2) add or delete Funds, sub-series thereof or other investment companies and corresponding Sub-Accounts; (3) add or remove Guarantee Periods available at any time for election by an Owner; and (4) restrict or eliminate any of the voting rights of Owners or other persons who have voting rights as to the Variable Account. Where required by law, we will obtain approval of changes from Owners or any appropriate regulatory authority. In the event of any change pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change.

Right to Return

If you are not satisfied with your Contract, you may return it by mailing or delivering it to us at our Service Address as shown on the cover of this Prospectus within 10 days after it was delivered to you. When we receive the returned Contract, it will be cancelled and we will refund to you yourAccount Value less the Adjusted Purchase Payment Interest. The Adjusted Purchase Payment Interest that may be deducted is equal to the lesser of:
o	the portion of the Account Value that is attributable to any Purchase Payment Interest, and
o	all Purchase Payment Interest.

This means you receive any gain on Purchase Payment Interest and we bear any loss. However, if applicable state law requires, we will return the full amount of any Purchase Payment(s) we received. State law may also require us to give you a longer "free look" period or allow you to return the Contract to your sales representative.

If you are establishing an Individual Retirement Annuity ("IRA"), the Internal Revenue Code requires that we give you a disclosure statement containing certain information about the Contract and applicable legal requirements. We must give you this statement on or before the date the IRA is established. If we give you the disclosure statement before the seventh day preceding the date the IRA is established, you will not have any right of revocation under the Code. If we give you the disclosure statement at a later date, then you may give us a notice of revocation at any time within 7 days after your Contract Date. Upon such revocation, we will refund your Purchase Payment(s). This right of revocation with respect to an IRA is in addition to the return privilege set forth in the preceding paragraph. We allow an Owner establishing an IRA a "ten day free-look," notwithstanding the provisions of the Internal Revenue Code.

TAX CONSIDERATIONS

This section provides general information on the federal income tax consequences of ownership of a Contract based upon our understanding of current federal tax laws. Actual federal tax consequences will vary depending on, among other things, the type of retirement plan under which your Contract is issued. Also, legislation altering the current tax treatment of annuity contracts could be enacted in the future and could apply retroactively to Contracts that were purchased before the date of enactment. We make no attempt to consider any applicable federal estate, federal gift, state, or other tax laws. We also make no guarantee regarding the federal, state, or local tax status of any Contract or any transaction involving any Contract. You should consult a qualified tax professional for advice before purchasing a Contract or executing any other transaction (such as a rollover, distribution, withdrawal or payment) involving a Contract.

Deductibility of Purchase Payments

For federal income tax purposes, Purchase Payments made under Non-Qualified Contracts are not deductible. . Under certain circumstances, Purchase Payments made under Qualified Contracts may be excludible or deductible from taxable income. Any such amounts will also be excluded from the "investment in the contract" for purposes of determining the taxable portion of any distributions from a Qualified Contract.

Pre-Distribution Taxation of Contracts

Generally, an increase in the value of a Contract will not give rise to a current income tax liability to the Owner of a Contract or to any payee under the Contract until a distribution is received from the Contract. However, certain assignments or pledges of a Contract or loans under a Contract will be treated as distributions to the Owner of the Contract and will accelerate the taxability of any increases in the value of a Contract.

Also, corporate (or other non-natural person) Owners of a Non-Qualified Contract will generally incur a current tax liability on Account Value increases. There are certain exceptions to this current taxation rule, including: (i) any Contract that is an "immediate annuity", which the Internal Revenue Code (the "Code") defines as a single premium contract with an annuity commencement date within one year of the date of purchase which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period, and (ii) any Contract that the non-natural person holds as agent for a natural person (such as where a bank or other entity holds a Contract as trustee under a trust agreement).

You should note that a qualified retirement plan generally provides tax deferral regardless of whether the plan invests in an annuity contract. For that reason, no decision to purchase a Qualified Contract should be based on the assumption that the purchase of a Qualified Contract is necessary to obtain tax deferral under a qualified plan.

Distributions and Withdrawals from Non-Qualified Contracts

The Account Value of a Non-Qualified Contract will generally include both (i) an amount attributable to Purchase Payments, the return of which will not be taxable, and (ii) an amount attributable to investment earnings, the receipt of which will be taxable at ordinary income rates. The relative portions of any particular distribution that derive from nontaxable Purchase Payments and taxable investment earnings depend upon the nature and the timing of that distribution.

Any withdrawal of less than your entire Account Value under a Non-Qualified Contract before the Annuity Commencement Date, must be treated as a receipt of investment earnings. You may not treat such withdrawals as a non-taxable return of Purchase Payments unless you have first withdrawn the entire amount of the Account Value that is attributable to investment earnings. For purposes of determining whether an Owner has withdrawn the entire amount of the investment earnings under a Non-Qualified Contract, the Code provides that all Non-Qualified deferred annuity contracts issued by the same company to the same Owner during any one calendar year must be treated as one annuity contract.

A Payee who receives annuity payments under a Non-Qualified Contract after the Annuity Commencement Date, will generally be able to treat a portion of each payment as a nontaxable return of Purchase Payments and to treat only the remainder of each such payment as taxable investment earnings. Until the Purchase Payments have been fully recovered in this manner, the nontaxable portion of each payment will be determined by the ratio of (i) the total amount of the Purchase Payments made under the Contract, to (ii) the Payee's expected return under the Contract. Once the Payee has received nontaxable payments in an amount equal to total Purchase Payments, no further exclusion is allowed and all future distributions will constitute fully taxable ordinary income. If payments are terminated upon the death of the Annuitant or other Payee before the Purchase Payments have been fully recovered, the unrecovered Purchase Payments. may be deducted on the final return of the Annuitant or other Payee.

A penalty tax of 10% may also apply to taxable cash withdrawals, including lump-sum payments from Non-Qualified Contracts. This penalty will generally not apply to distributions made after age 59 1/2, to distributions pursuant to the death or disability of the Owner, or to distributions that are a part of a series of substantially equal periodic payments made annually under a lifetime annuity, or to distributions under an immediate annuity (as defined above).

Death benefits paid upon the death of a contract owner are not life insurance benefits and will generally be includible in the income of the recipient to the extent they represent investment earnings under the contract. For this purpose, the amount of the "investment in the contract" is not affected by the owner's or annuitant's death, i.e., the investment in the contract must still be determined by reference to the total Purchase Payments (excluding amounts that were deductible by, or excluded from the gross income of, the Owner of a Contract), less any Purchase Payments that were amounts previously received which were not includible in income. Special mandatory distribution rules also apply after the death of the Owner when the beneficiary is not the surviving spouse of the Owner.

If death benefits are distributed in a lump sum, the taxable amount of those benefits will be determined in the same manner as upon a full surrender of the contract. If death benefits are distributed under an annuity option, the taxable amount of those benefits will be determined in the same manner as annuity payments, as described above.

Distributions and Withdrawals from Qualified Contracts

In most cases, all of the distributions you receive from a Qualified Contract will constitute fully taxable ordinary income. Also, a 10% penalty tax will apply to distributions prior to age 59 1/2, except in certain circumstances.

If you receive an eligible rollover distribution from a Qualified Contract (other than from a Contract issued for use with an individual retirement account) and roll over some or all of that distribution to another eligible plan, the portion of such distribution that is rolled over will not be includible in your income. However, any eligible rollover distribution will be subject to 20% mandatory withholding as described below. Because the amount of the cash paid to you as an eligible rollover distribution will be reduced by this withholding, you will not be able to roll over the entire account balance under your Contract, unless you use other funds equal to the tax withholding to complete the rollover.
o	A distribution which is one of a series of substantially equal periodic payments made annually under a lifetime annuity or for a specified period of ten years or more;

o	Any required minimum distribution, or

o	Any hardship distribution.

Only you or your spouse may elect to roll over a distribution to an eligible retirement plan. Withholding

In the case of an eligible rollover distribution (as defined above) from a Qualified Contract (other than from a Contract issued for use with an individual retirement account), we (or the plan administrator) must withhold and remit to the U.S. Government 20% of the distribution, unless the Owner or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover; however, only you or your spouse may elect a direct rollover. In the case of a distribution from (i) a Non-Qualified Contract, (ii) a Qualified Contract issued for use with an individual retirement account, or (iii) a Qualified Contract where the distribution is not an eligible rollover distribution, we will withhold and remit to the U.S. Government a part of the taxable portion of each distribution unless, prior to the distribution, the Owner or Payee provides us his or her taxpayer identification number and instructs us (in the manner prescribed) not to withhold. The Owner or Payee may credit against his or her federal income tax liability for the year of distribution any amounts that we (or the plan administrator) withhold.

Investment Diversification and Control

The Treasury Department has issued regulations that prescribe investment diversification requirements for mutual fund series underlying nonqualified variable contracts. All Non-Qualified Contracts must comply with these regulations to qualify as annuities for federal income tax purposes. The owner of a Non-Qualified Contract that does not meet these guidelines will be subject to current taxation on annual increases in value of the Contract. We believe that each Fund available as an investment option under the Contract complies with these regulations.

The preamble to the 1986 investment diversification regulations stated that the Internal Revenue Service may promulgate guidelines under which an owner's excessive control over investments underlying the contract will preclude the contract from qualifying as an annuity for federal tax purposes. We cannot predict whether such guidelines, if and when they may be promulgated, will be retroactive. We reserve the right to modify the Contract and/or the Variable Account to the extent necessary to comply with any such guidelines, but cannot assure that such modifications would satisfy any retroactive guidelines.

Tax Treatment of the Company and the Variable Account

As a life insurance company under the Code, we will record and report operations of the Variable Account separately from other operations. The Variable Account will not, however, constitute a regulated investment company or any other type of taxable entity distinct from our other operations. Under present law, we will not incur tax on the income of the Variable Account (consisting primarily of interest, dividends, and net capital gains) if we use this income to increase reserves under Contracts participating in the Variable Account.

Qualified Retirement Plans

You may use Qualified Contracts with several types of qualified retirement plans. Because tax consequences will vary with the type of qualified retirement plan and the plan's specific terms and conditions, we provide below only brief, general descriptions of the consequences that follow from using Qualified Contracts in connection with various types of qualified retirement plans. We stress that the rights of any person to any benefits under these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms of the Qualified Contracts that you are using. These terms and conditions may include restrictions on, among other things, ownership, transferability, assignability, contributions and distributions.

In evaluating whether the Contract is suitable for purchase in connection with a tax qualified plan under Section 401(a) of the Code or a tax deferred annuity arrangement under Section 403(b) of the Code, the effect of the Purchase Payment Interest provisions on the plan's compliance with the applicable nondiscrimination requirements should be considered. Violation of the nondiscrimination rules can cause a plan to lose its tax qualified status under the Code and could result in the full taxation of participants on all of their benefits under the plan. Violation of the nondiscrimination rules might also result in a liability for additional benefits being paid to certain plan participants. Employers intending to use the Contract in connection with such plans should seek competent advice.

Pension and Profit-Sharing Plans

Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of retirement plans for employees. The Tax Equity and Fiscal Responsibility Act of 1982 eliminated most differences between qualified retirement plans of corporations and those of self-employed individuals. Self-employed persons may therefore use Qualified Contracts as a funding vehicle for their retirement plans, as a general rule.

Tax-Sheltered Annuities

Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain limitations, exclude the amount of purchase payments from gross income for tax purposes. The Code imposes restrictions on cash withdrawals from Section 403(b) annuities.

If the Contracts are to receive tax deferred treatment, cash withdrawals of amounts attributable to salary reduction contributions (other than withdrawals of accumulation account value as of December 31, 1988) may be made only when the Owner attains age 59 1/2, separates from service with the employer, dies or becomes disabled (within the meaning of Section 72(m)(7) of the Code). These restrictions apply to (i) any post-1988 salary reduction contributions, (ii) any growth or interest on post-1988 salary reduction contributions, (iii) any growth or interest on pre-1989 salary reduction contributions that occurs on or after January 1, 1989, and (iv) any pre-1989 salary reduction contributions since we do not maintain records that separately account for such contributions. It is permissible, however, to withdraw post-1988 salary reduction contributions (but not the earnings attributable to such contributions) in cases of financial hardship. While the Internal Revenue Service has not issued specific rules defining financial hardship, we expect that to qualify for a hardship distribution, the Owner must have an immediate and heavy bona fide financial need and lack other resources reasonably available to satisfy the need. Hardship withdrawals (as well as certain other premature withdrawals) will be subject to a 10% tax penalty, in addition to any withdrawal charge applicable under the Contracts. Under certain circumstances the 10% tax penalty will not apply if the withdrawal is for medical expenses.

Section 403(b) annuities, like IRAs, are subject to required minimum distributions under the Code. Section 403(b) annuities are unique, however, in that any account balance accruing before January 1, 1987 (the "pre-1987 balance") needs to comply with only the minimum distribution incidental benefit (MDIB) rule and not also with the minimum distribution rules set forth in Section 401(a)(9) of the Code. This special treatment for any pre-1987 balance is, however, conditioned upon the issuer identifying the pre-1987 balance and maintaining accurate records of changes to the balance. Since we do not maintain such records, your pre-1987 balance, if any, will not be eligible for special distribution treatment.

Under the terms of a particular Section 403(b) plan, the Owner may be entitled to transfer all or a portion of the Account Value to one or more alternative funding options. Owners should consult the documents governing their plan and the person who administers the plan for information as to such investment alternatives.

Individual Retirement Accounts

Sections 219 and 408 of the Code permit eligible individuals to contribute to an individual retirement program, including Simplified Employee Pension Plans, Employer/Association of Employees Established Individual Retirement Account Trusts, and Simple Retirement Accounts. Such IRAs are subject to limitations on contribution levels, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed in an IRA on a tax-deferred basis. If we sell Contracts for use with IRAs, the Internal Revenue Service or other agency may impose supplementary information requirements. We will provide purchasers of the Contracts for such purposes with any necessary information. You will have the right to revoke the Contract under certain circumstances, as described in the section of this Prospectus entitled ''Right to Return.''

Roth IRAs

Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a traditional IRA under Section 408 of the Code, contributions to a Roth IRA are not tax-deductible. Provided certain conditions are satisfied, distributions are generally tax-free. Like traditional IRAs, Roth IRAs are subject to limitations on contribution amounts and the timing of distributions. If an individual converts a traditional IRA into a Roth IRA the full amount of the IRA is included in taxable income. The Internal Revenue Service and other agencies may impose special information requirements with respect to Roth IRAs. If and when we make Contracts available for use with Roth IRAs, we will provide any necessary information.

ADMINISTRATION OF THE CONTRACTS

We perform certain administrative functions relating to the Contracts, Owner Accounts, and the Variable Account. These functions include, but are not limited to, maintaining the books and records of the Variable Account and the Sub-Accounts; maintaining records of the name, address, taxpayer identification number, Contract number, Owner Account number and type, the status of each Owner Account and other pertinent information necessary to the administration and operation of the Contracts; processing Applications, Purchase Payments, transfers and full and partial withdrawals; issuing Contracts; administering annuity payments; furnishing accounting and valuation services; reconciling and depositing cash receipts; providing confirmations; providing toll-free customer service lines; and furnishing telephonic transfer services.

DISTRIBUTION OF THE CONTRACTS

We offer the Contracts on a continuous basis. The Contracts are sold by licensed insurance agents in the State of New York. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with the Company and the general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon, a wholly-owned subsidiary of our parent company, Sun Life Assurance Company of Canada (U.S.), is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

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Commissions and other distribution compensation will be paid by the Company to the selling agents and will not be more than 6.50% of Purchase Payments. In addition, after the first Contract Year, broker-dealers who have entered into distribution agreements with the Company may receive an annual renewal commission of no more than 0.50% of the Owner's Account Value. Commissions may be waived or reduced in connection with certain transactions described in this Prospectus under the heading "Waivers; Reduced Charges; Credits; Bonus Guaranteed Interest Rates." During 2002, approximately $31,909.65 was paid to and retained by Clarendon in connection with the distribution of the Contracts.

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PERFORMANCE INFORMATION

From time to time the Variable Account may publish reports to shareholders, sales literature and advertisements containing performance information relating to the Sub-Accounts. This information may include standardized and non-standardized "Average Annual Total Return," "Cumulative Growth Rate" and "Compound Growth Rate." We may also advertise "yield" and "effective yield" for some Sub-Accounts.

Average Annual Total Return measures the net income of the Sub-Account and any realized or unrealized gains or losses of the Funds in which it invests, over the period stated. Average Annual Total Return figures are annualized and represent the average annual percentage change in the value of an investment in a Sub-Account over that period. Standardized Average Annual Total Return information covers the period since we started offering the Sub-Accounts under the Futurity products or, if shorter, the life of the Sub-Account. Non-standardized Average Annual Total Return covers the life of each Fund, which may predate the Futurity products. Cumulative Growth Rate represents the cumulative change in the value of an investment in the Sub-Account for the period stated, and is arrived at by calculating the change in the Accumulation Unit Value of a Sub-Account between the first and the last day of the period being measured. The difference is expressed as a percentage of the Accumulation Unit Value at the beginning of the base period. "Compound Growth Rate" is an annualized measure, calculated by applying a formula that determines the level of return, which, if earned over the entire period, would produce the cumulative return.

Average Annual Total Return figures assume an initial Purchase Payment of $1,000 and reflect all applicable withdrawal and Contract charges. The Cumulative Growth Rate and Compound Growth Rate figures that we advertise do not reflect withdrawal charges, the annual Account Fee, or any Purchase Payment Interest, although such figures do reflect all recurring charges. If such figures were calculated to reflect Purchase Payment Interest credited, the calculation would also reflect any withdrawal charges made. Results calculated without withdrawal and/or certain Contract charges will be higher. We may also use other types of rates of return that do not reflect withdrawal and Contract charges.

The performance figures used by the Variable Account are based on the actual historical performance of the underlying Funds for the specified periods, and the figures are not intended to indicate future performance. For periods before the date the Contracts became available, we calculate the performance information for the Sub-Accounts on a hypothetical basis. To do this, we reflect deductions of the current Contract fees and charges from the historical performance of the corresponding Funds.

Yield is a measure of the net dividend and interest income earned over a specific one-month or 30-day period (7-day period for the Sun Capital Money Market Sub-Account), expressed as a percentage of the value of the Sub-Account's Accumulation Units. Yield is an annualized figure, which means that we assume that the Sub-Account generates the same level of net income over a one-year period and compound that income on a semi-annual basis. We calculate the effective yield for the Sun Capital Money Market Sub-Account similarly, but include the increase due to assumed compounding. The Sun Capital Money Market Sub-Account's effective yield will be slightly higher than its yield as a result of its compounding effect.

The Variable Account may also from time to time compare its investment performance to various unmanaged indices or other variable annuities and may refer to certain rating and other organizations in its marketing materials. More information on performance and our computations is set forth in the Statement of Additional Information.

The Company may also advertise the ratings and other information assigned to it by independent industry ratings organizations. Some of these organizations are A.M. Best, Moody's Investor's Service, Standard and Poor's Insurance Rating Services and Fitch. Each year A.M. Best reviews the financial status of thousands of insurers, culminating in the assignment of Best's rating. These ratings reflect A.M. Best's current opinion of the relevant financial strength and operating performance of an insurance company in comparison to the norms of the life/health industry. Best's ratings range from A++ to F. Standard and Poor's and Fitch's ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurance company's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Sub-Accounts.

We may also advertise endorsements from organizations, individuals or other parties that recommend the Company or the Contracts. We may occasionally include in advertisements (1) comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets; or (2) discussions of alternative investment vehicles and general economic conditions.

AVAILABLE INFORMATION

The Company and the Variable Account have filed with the SEC registration statements under the Securities Act of 1933 relating to the Contracts. This Prospectus does not contain all of the information contained in the registration statements and their exhibits. For further information regarding the Variable Account, the Company and the Contracts, please refer to the registration statements and their exhibits.

In addition, the Company is subject to the informational requirements of the Securities Exchange Act of 1934. We file reports and other information with the SEC to meet these requirements. You can inspect and copy this information and our registration statements at the SEC's public reference facilities at the following locations: Washington, D.C.-450 Fifth Street, N.W., Room 1024, Washington, D.C. 20549; Chicago, Illinois -500 West Madison Street, Chicago, IL 60661. The Washington, D.C. office will also provide copies by mail for a fee. You may also find these materials on the SEC's website (http://www.sec.gov).

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

The Company's Annual Report on Form 10-K for the year ended December 31, 2002 filed with the SEC pursuant to Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") is incorporated herein by reference. All documents or reports we file pursuant to Section 13(a), 13(c), 14 or 15(d) of the Exchange Act, after the date of this Prospectus and prior to the termination of the offering, shall be deemed incorporated by reference into the Prospectus.

The Company will furnish, without charge, to each person to whom a copy of this Prospectus is delivered, upon the written or oral request of such person, a copy of the documents referred to above which have been incorporated by reference into this Prospectus, other than exhibits to such documents (unless such exhibits are specifically incorporated by reference in this Prospectus). Requests for such documents should be directed to the Secretary, Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, telephone (800) 225-3950.

STATE REGULATION

The Company is subject to the laws of the State of New York governing life insurance companies and to regulation by the Superintendent of Insurance of New York. An annual statement is filed with the Superintendent of Insurance on or before March lst in each year relating to the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and records are subject to review or examination by the Superintendent or his agents at any time and a full examination of its operations is conducted at periodic intervals.

The Superintendent of Insurance has broad administrative powers with respect to licensing to transact business, overseeing trade practices, licensing agents, approving policy forms, establishing reserve requirements, fixing maximum interest rates on life insurance policy loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted.

In addition, affiliated groups of insurers, such as the Company, Sun Life (Canada) and its affiliates, under insurance holding company legislation. Under such laws, inter-company transfers of assets and dividend payments from insurance subsidiaries may be subject to prior notice or approval, depending on the size of such transfers and payments in relation to the financial positions of the companies involved. Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed (up to prescribed limits) for policyholder losses incurred by insolvent companies. The amount of any future assessments of the Company under these laws cannot be reasonably estimated. However, most of these laws do provide that an assessment may be excused or deferred if it would threaten an insurer's own financial strength and many permit the deduction of all or a portion of any such assessment from any future premium or similar taxes payable.

Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Current and proposed federal measures which may significantly affect the insurance business include employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Variable Account. We are engaged in various kinds of routine litigation which, in management's judgment, is not of material importance to our respective total assets or material with respect to the Variable Account.

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FINANCIAL STATEMENTS

The financial statements of the Company which are included in the SAI should be considered only as bearing on the ability of the Company to meet its obligations with respect to amounts allocated to the Fixed Account and with respect to the death benefit and the Company's assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Fund shares held in the Sub-Accounts of the Variable Account.

The financial statements of the Variable Account for the year ended December 31, 2002 are also included in the SAI.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

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Calculation of Performance Data

Advertising and Sales Literature

Calculations

  Example of Variable Accumulation Unit Value Calculation

  Example of Variable Annuity Unit Calculation

  Example of Variable Annuity Payment Calculation

Distribution of the Contracts

Designation and Change of Beneficiary

Custodian

Accountants

Financial Statements

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This Prospectus sets forth information about the Contracts and the Variable Account that a prospective purchaser should know before investing. Additional information about the Contracts and the Variable Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2003 which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from Sun Life Insurance and Annuity Company of New York. To receive a copy, return this request form to the address shown below or telephone (800) 447-7569.

To:

Sun Life Insurance and Annuity Company of New York

P.O. Box 9133

Wellesley Hills, MA 02481

Please send me a Statement of Additional Information for

MFS Regatta Extra NY Variable and Fixed Annuity

Sun Life (N.Y.) Variable Account C.

Name

_______________________________________________

Address

_______________________________________________

_______________________________________________

City

____________State____________Zip___________

Telephone

_______________________________________________

APPENDIX A

GLOSSARY

The following terms as used in this Prospectus have the indicated meanings:

ACCOUNT: An account established for each Owner to which Net Purchase Payments are credited.

ACCOUNT VALUE: The Variable Accumulation Value, if any, plus the Fixed Accumulation Value, if any, of your Account for any Valuation Period.

ACCUMULATION PHASE: The period before the Annuity Commencement Date and during the lifetime of the Annuitant during which you make Purchase Payments under the Contract. This is called the ''Accumulation Period'' in the Contract.

*ANNUITANT: The person or persons to whom the first annuity payment is made. If the Annuitant dies prior to the Annuity Commencement Date, the Co-Annuitant will become the sole Annuitant. If the Co-Annuitant dies or if no Co-Annuitant is named, the Owner becomes the Annuitant upon the Annuitant's death prior to the Annuity Commencement Date. If you have not named a sole Annuitant on the 30th day before the Annuity Commencement Date and both the Annuitant and Co-Annuitant are living, the Co-Annuitant will be the sole Annuitant/Payee during the Income Phase.

ANNUITY COMMENCEMENT DATE: The date on which the first annuity payment under each Contract is to be made.

ANNUITY OPTION: The method you choose for receiving annuity payments.

ANNUITY UNIT: A unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment from the Variable Account.

APPLICATION: The document signed by you or other evidence acceptable to us that serves as your application for purchase of a Contract.

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*BENEFICIARY: The person or entity having the right to receive the death benefit and, for a Certificate issued under a Non-Qualified Contract, who is the "designated beneficiary" for purposes of Section 72(s) of the Code in the event of the Owner's death. Notwithstanding the foregoing, if there are Co-Owners of a Non-Qualified Contract, the surviving Co-Owners will be deemed the beneficiary under the preceding sentence and any other designated beneficiary will be treated as a contingent beneficiary.

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BUSINESS DAY: Any day the New York Stock Exchange is open for trading or any other day on which there is enough trading in securities held by a Sub-Account to materially affect the value of the Variable Accumulation Units.

COMPANY: Sun Life Insurance and Annuity Company of New York.

CONTRACT: A Contract issued by the Company on an individual basis.

CONTRACT DATE: The date on which we issue your Contract. This is called the ''Issue Date'' in the Contract.

CONTRACT YEAR and CONTRACT ANNIVERSARY: Your first Contract Year is the period 365 days from the date on which we issued your Contract. Your Contract Anniversary is the last day of an Contract Year. Each Contract Year after the first is the 365-day period that begins on your Contract Anniversary. For example, if the Contract Date is on March 12, the first Contract Year is determined from the Contract Date and ends on March 12 of the following year. Your Contract Anniversary is March 12 and all Contract Years after the first are measured from March 12. (If the Contract Anniversary Date falls on a non-Business Day, the previous Business Day will be used.)

DEATH BENEFIT DATE: If you have elected a death benefit payment option before the Annuitant's death that remains in effect, the date on which we receive Due Proof of Death. If your Beneficiary elects the death benefit payment option, the later of (a) the date on which we receive the Beneficiary's election and (b) the date on which we receive Due Proof of Death. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Death Benefit Date will be the last day of the 60 day period and we will pay the death benefit in one lump sum.

DUE PROOF OF DEATH: An original certified copy of an official death certificate or an original certified copy of a decree of a court of competent jurisdiction as to the finding of death, and any other information required by the Company that is necessary to make payment (eg. taxpayer identification number, beneficiary names and addresses, etc.).

EXPIRATION DATE: The last day of a Guarantee Period.

FIFTH-YEAR ANNIVERSARY: The fifth Contract Anniversary and each succeeding Contract Anniversary occurring at any five year interval thereafter; for example, the 10th, 15th, and 20th Contract Anniversaries.

FIXED ACCOUNT: The general account assets of the Company which are allocated to a separate account established in conformance with New York law.

FIXED ACCOUNT VALUE: The value of that portion of your Account allocated to the Fixed Account.

FIXED ANNUITY: An annuity with payments which do not vary as to dollar amount.

FUND: A registered management investment company, or series thereof, in which assets of a Sub-Account may be invested.

GUARANTEE AMOUNT: Each separate allocation of Account Value to a particular Guarantee Period (including interest earned thereon).

GUARANTEE PERIOD: The period for which a Guaranteed Interest Rate is credited.

GUARANTEED INTEREST RATE: The rate of interest we credit on a compound annual basis during any Guarantee Period.

INCOME PHASE: The period on and after the Annuity Commencement Date and during the lifetime of the Annuitant during which we make annuity payments under the Contract.

NET INVESTMENT FACTOR: An index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than or equal to one.

NET PURCHASE PAYMENT: The portion of a Purchase Payment which remains after the deduction of any applicable premium tax or similar tax. This is also the term used to describe the total contribution made to the Contract minus the total withdrawals.

NON-QUALIFIED CONTRACT: A Contract used in connection with a retirement plan that does not receive favorable federal income tax treatment under Sections 401, 403, 408, or 408A of the Internal Revenue Code. The Owner's interest in the Contract must be owned by a natural person or agent for a natural person for the Contract to receive income tax treatment as an annuity.

*OWNER: The person, persons or entity entitled to the ownership rights stated in a Contract and in whose name or names the Contract is issued. The Owner may designate a trustee or custodian of a retirement plan which meets the requirements of Section 401, Section 408(c), Section 408(k), Section 408(p) or Section 408A of the Internal Revenue Code to serve as legal owner of assets of a retirement plan, but the term ''Owner,'' as used herein, shall refer to the organization entering into the Contract.PAYEE: A recipient of payments under a Contract. The term includes an Annuitant or a Beneficiary who becomes entitled to benefits upon the death of the Owner or on the Annuity Commencement Date.

PURCHASE PAYMENT (PAYMENT): An amount paid to the Company as consideration for the benefits provided by a Contract.

PURCHASE PAYMENT INTEREST: The amount of extra interest the Company credits to a Contract at a rate of 2% to 5% of each purchase payment based upon the size of the investment or Account Value or the interest rate option chosen at the time of application.

QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which may receive favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code of 1986, as amended.

SUB-ACCOUNT: That portion of the Variable Account which invests in shares of a specific Fund.

VALUATION PERIOD: The period of time from one determination of Variable Accumulation Unit or Annuity Unit values to the next subsequent determination of these values. Value determinations are made as of the close of the New York Stock Exchange on each day that the Exchange is open and on other Business Days.

VARIABLE ACCOUNT: Variable Account C of the Company, which is a separate account of the Company consisting of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets of the Company.

VARIABLE ACCUMULATION UNIT: A unit of measure used in the calculation of Variable Account Value.

VARIABLE ACCOUNT VALUE: The value of that portion of your Account allocated to the Variable Account.

VARIABLE ANNUITY: An annuity with payments which vary as to dollar amount in relation to the investment performance of the Variable Account.

YOU AND YOUR: The terms ''you'' and ''your'' refer to ''Owner,'' ''Participant,'' and/or ''Covered Person,'' as those persons are identified in the Contract.

* You specify these items on the Application, and may change them, as we describe in this Prospectus.

APPENDIX B

CALCULATION OF WITHDRAWAL CHARGES

Full Withdrawal

Assume a Purchase Payment of $40,000 is made on the Contract Date, no additional Purchase Payments are made and there are no partial withdrawals. The table below presents three examples of the withdrawal charge resulting from a full withdrawal of your Account, based on hypothetical Account Values.

Contract Year	Hypothetical Account Value	Annual Earnings	Cumulative Annual Earnings	Free Withdrawal Amount	Payment Subject to Withdrawal Charge	Withdrawal Charge Percentage	Withdrawal Charge Amount
(a) 1	$41,000	$1,000	$ 1,000	$ 4,000	$36,000	8.00%	$2,880
2	$45,100	$4,100	$ 5,100	$ 4,000	$36,000	8.00%	$2,880
3	$49,600	$4,500	$ 9,600	$ 4,100	$35,900	7.00%	$2,513
(b) 4	$52,100	$2,500	$12,100	$ 4,500	$35,500	7.00%	$2,485
5	$57,300	$5,200	$17,300	$ 4,000	$36,000	6.00%	$2,160
6	$63,000	$5,700	$23,000	$ 5,200	$34,800	5.00%	$1,740
7	$66,200	$3,200	$26,200	$ 5,700	$34,300	4.00%	$1,372
(c) 8	$72,800	$6,600	$32,800	$40,000	$ 0	0.00%	$ 0

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(a)

The free withdrawal amount in any year is equal to the amount of any Purchase Payments made prior to the last 7 Contract Years (''Old Payments'') that were not previously withdrawn plus the greater of (1) the Contract's earnings during the prior Contract Year, and (2) 10% of any Purchase Payments made in the last 7 Contract Years (''New Payments''). In Contract Year 1, the free withdrawal amount is $4,000, which equals 10% of the Purchase Payment of $40,000. On a full withdrawal of $41,000, the amount subject to a withdrawal charge is $36,000, which equals the New Payments of $40,000 minus the free withdrawal amount of $4,000.

(b)	In Contract Year 4, the free withdrawal amount is $4,500, which equals the prior Contract Year's earnings. On a full withdrawal of $52,100, the amount subject to a withdrawal charge is $35,500.
(c)

In Contract Year 8, the free withdrawal amount is $40,000, which equals 100% of the Purchase Payment of $40,000. On a full withdrawal of $72,800, the amount subject to a withdrawal charge is $0, since the New Payments equal $0.

Partial Withdrawal

Assume a single Purchase Payment of $40,000 is made on the Contract Date, no additional Purchase Payments are made, no partial withdrawals have been taken prior to the fourth Contract Year, and there are a series of 4 partial withdrawals made during the fourth Contract Year of $4,100, $9,000, $12,000, and $20,000.

Contract Year	Hypothetical Account Value Before Withdrawal	Earnings	Cumulative Earnings	Amount of Withdrawal	Remaining Free Withdrawal Account Before Withdrawal	Amount of Withdrawal Subject to Withdrawal Charge	Withdrawal Charge Percentage	Withdrawal Charge Amount
1	$ 41,000	$ 1,000	$ 1,000	$ 0	$ 4,000	$ 0	8.00%	$ 0
2	$ 45,100	$ 4,100	$ 5,100	$ 0	$ 4,000	$ 0	8.00%	$ 0
3	$ 49,600	$ 4,500	$ 9,600	$ 0	$ 4,100	$ 0	7.00%	$ 0
(a) 4	$ 50,100	$ 500	$ 10,100	$ 4,100	$ 4,500	$ 0	7.00%	$ 0
(b) 4	$ 46,800	$ 800	$ 10,900	$ 9,000	$ 400	$ 8,600	7.00%	$ 602
(c) 4	$ 38,400	$ 600	$ 11,500	$ 12,000	$ 0	$ 12,000	7.00%	$ 840
(d) 4	$ 26,800	$ 400	$ 11,900	$ 20,000	$ 0	$ 14,900	7.00%	$ 1,043

(a)

In Contract Year 4, the free withdrawal amount is $4,500, which equals the prior Contract Year's earnings. The partial withdrawal amount of $4,100 is less than the free withdrawal amount, so there is no withdrawal charge.

(b)

Since a partial withdrawal of $4,100 was taken, the remaining free withdrawal amount in Contract Year 4 is $4,500 - $4,100 = $400. Therefore, $400 of the $9,000 withdrawal is not subject to a withdrawal charge, and $8,600 is subject to a withdrawal charge.

(c)

Since the total of the two prior Contract Year 4 partial withdrawals ($13,100) is greater than the free withdrawal amount of $4,500, there is no remaining free withdrawal amount. The entire withdrawal amount of $12,000 is subject to a withdrawal charge.

(d)

Since the total of the three prior Contract Year 4 partial withdrawals ($25,100) is greater than the free withdrawal amount of $4,500, there is no remaining free withdrawal amount. Since the total amount of New Purchase Payments was $40,000 and $25,100 of New Payments has already been surrendered, only $14,900 of this $20,000 withdrawal comes from liquidating Purchase Payments. The remaining $5,100 of this withdrawal comes from liquidating earnings and is not subject to a withdrawal charge.

Note that since all of the Purchase Payments were liquidated by the final withdrawal of $20,000, the total withdrawal charge for the four Contract Year 4 withdrawals is $2,485, which is the same amount that was assessed for a full liquidation in Contract Year 4 in the example on the previous page. Any additional Contract Year 4 withdrawals in the example shown on this page would come from the liquidating of earnings and would not be subject to a withdrawal charge.

APPENDIX C

CALCULATION OF BASIC DEATH BENEFIT

Example 1:

Assume a Purchase Payment of $60,000.00 is made on the Contract Date and an additional Purchase Payment of $40,000.00 is made one year later. Assume that all of the money is invested in the Variable Sub-Accounts, that no Withdrawals are made and that the Account Value on the Death Benefit Date is $80,000.00. The calculation of the Death Benefit to be paid is as follows:

The Basic Death Benefit is the greatest of:
Account Value	=	$ 80,000.00
Purchase Payments	=	$100,000.00
The Basic Death Benefit would therefore be:		$100,000.00

Example 2:

Assume a Purchase Payment of $60,000.00 is made on the Contract Date and an additional Purchase Payment of $40,000.00 is made one year later. Assume that all of the money is invested in the Variable Sub-Accounts and that the Account Value is $80,000.00 just prior to a $20,000.00 withdrawal. The Account Value on the Death Benefit Date is $60,000.00.

The Basic Death Benefit is the greatest of:
Account Value	=	$ 60,000.00
Adjusted Purchase Payments*	=	$ 75,000.00
The Basic Death Benefit would therefore be:		$ 75,000.00

*Adjusted Purchase Payments can be calculated as follows:

Payments x (Account Value after withdrawal / Account Value before withdrawal) = $100,000.00 x purchase ($60,000.00/$80,000.00) = $75,000

APPENDIX D

CALCULATION FOR PURCHASE PAYMENT INTEREST (BONUS CREDIT)

Example 1:

If you select Option A, the 2% Bonus Option, we will credit Purchase Payment Interest on all Purchase Payments made during the first Contract Year. On each fifth Contract Anniversary, we will credit additional Purchase Payment Interest of 2% based on your Account Value, illustrated below:

Initial Purchase Payment of $50,000.00 receives 2% Purchase Payment Interest of $1,000.00.

Subsequent Purchase Payment in the first Contract Year of $20,000.00 receives 2% Purchase Payment Interest of $400.00.

Suppose the Account had not gained any earnings or interest during the first 5 Contract Years and the Account Value is $71,400.00 (sum of all Purchase Payments and Purchase Payment Interest), we will credit your Account with an additional 2% ($1,428.00).

Using the same Purchase Payments as above, suppose your value on the fifth Contract Anniversary is $74,970.00. We will credit your Account with an additional 2% of Purchase Payment Interest (equal to $1,499.40).

This 2% Purchase Payment Interest will occur on every fifth Contract Anniversary (i.e., 5th, 10th, 15th).

Example 2: Option B with no withdrawals

If you select Option B, the 3% Bonus Option the amount we will credit to your Contract depends on the size of your Net Purchase Payments. The scale is as follow:

Net Purchase Payments less than $100,000.00 will receive	3%

Net Purchase Payments between $100,000.00 through $499,999.99 will receive	4%

Net Purchase Payments greater than or equal to $500,000.00 will receive	5%

Therefore, if your initial investment is $50,000.00, your Purchase Payment Interest will equal 3% of $50,000.00 or $1500.00.

If you make additional Payments that cause your total Net Purchase Payments to exceed $100,000.00, these Purchase Payments will receive either a 4% or 5% bonus, using the above scale. As an example:

Initial Purchase Payment of $50,000.00 will receive 3% Purchase Payment Interest. A second Purchase Payment of $80,000.00 will result in Net Purchase Payments of $130,000.00. Thus, the $80,000.00 will receive Purchase Payment Interest of 4% equal to $3,200.00.

Suppose a third Purchase Payment of $400,000.00 is made. This will bring the Net Purchase Payments to $530,000.00. This $400,000.00 will receive Purchase Payment Interest of 5% equal to $20,000.00.

This Account now has total Net Purchase Payments of $530,000.00 and total Purchase Payment Interest of $24,700.00.

In addition to the Purchase Payment Interest paid at the time of each Payment, we will review your first Contract Anniversary to ensure that all Net Purchase Payments receive the Purchase Payment Interest as described in the above scale. Using the above scenario as an example, upon the first Contract Anniversary, we will credit your Account an additional $1800.00, which is equal to:

Total Net Purchase Payments of $530,000.00 x 5%	= $26,500.00
Total Purchase Payment Interest received	= $24,700.00
First Contract Anniversary Adjustment	= $ 1,800.00

Example 3: Option B with a withdrawal

Using the same example as above, suppose that before the first Contract Anniversary you take a withdrawal of $20,000.00. The annual Purchase Payment Interest adjustment would be calculated as follows:

Because your Net Purchase Payments are $510,000.00 ($530,000.00 - $20,000.00 withdrawal), your Purchase Payment Interest on all Net Purchase Payments should be 5%.

Your initial Payment of $50,000.00 received 3%
Your second Payment of $80,000.00 received 4%
Your third Payment of $400,000.00 received the 5%

Your first two Payments minus the withdrawal will receive additional Purchase Payment Interest. This will bring your total Net Purchase Payments up to 5%.

$50,000.00 x 2%	= $1,000.00
$80,000.00 - $20,000.00 = $60,000.00 x 1%	= $ 600.00
Total credit due	= $1,600.00

On your First Contract Anniversary we will credit your Account with an additional Purchase Payment Interest of $1600.00.

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APPENDIX E

CONDENSED FINANCIAL INFORMATION

The following information should be read in conjunction with the Variable Account's Financial Statements appearing in the Statement of Additional Information.

	Accumulation	Accumulation	Number of
	Unit Value	Unit Value	Accumulation
	Beginning	End	Units End
Year	of Year	of Year	of Year
Bond S Class - Level 1
2002	$10.0000	$10.6840	2,174

Bond S Class - Level 2
2002	10.0000	10.6700	9,029

Capital Appreciation S Class - Level 1
2002	10.0000	7.5465	2,576

Capital Appreciation S Class - Level 2
2002	10.0000	7.5366	3,971

Capital Opportunities S Class - Level 1
2002	10.0000	7.5819	322

Capital Opportunities S Class - Level 2
2002	10.0000	7.5719	5,098

Emerging Growth S Class - Level 1
2002	10.0000	7.3794	1,755

Emerging Growth S Class - Level 2
2002	10.0000	7.3697	1,553

Emerging Markets Equity S Class - Level 1
2002	10.0000	9.1020	28

Emerging Markets Equity S Class - Level 2
2002	10.0000	9.0901	3,243

Global Asset Allocation S Class - Level 1
2002	10.0000	0	0

Global Asset Allocation S Class - Level 2
2002	10.0000	0	0

Global Governments S Class - Level 1
2002	10.0000	0	0

Global Governments S Class - Level 2
2002	10.0000	0	0

Global Growth S Class - Level 1
2002	10.0000	0	0

Global Growth S Class - Level 2
2002	10.0000	8.4597	1,059

Global Telecommunications S Class - Level 1
2002	10.0000	0	0

Global Telecommunications S Class - Level 2
2002	10.0000	0	0

Global Total Return S Class - Level 1
2002	10.0000	10.1138	15,432

Global Total Return S Class - Level 2
2002	10.0000	0	0

Government Securities S Class - Level 1
2002	10.0000	10.6336	9,106

Government Securities S Class - Level 2
2002	10.0000	10.6196	22,547

High Yield S Class - Level 1
2002	10.0000	10.1379	1,337

High Yield S Class - Level 2
2002	10.0000	10.1246	3,581

International Growth S Class - Level 1
2002	10.0000	9.1518	1,455

International Growth S Class - Level 2
2002	10.0000	9.1398	577

International Investors Trust S Class - Level 1
2002	10.0000	0	0

International Investors Trust S Class - Level 2
2002	10.0000	9.6620	5,003

Managed Sectors S Class - Level 1
2002	10.0000	0	0

Managed Sectors S Class - Level 2
2002	10.0000	7.9776	3,173

Massachusetts Investors Growth Stock S Class - Level 1
2002	10.0000	7.7222	7,082

Massachusetts Investors Growth Stock S Class - Level 2
2002	10.0000	7.7120	10,109

Massachusetts Investors Trust S Class - Level 1
2002	10.0000	8.1588	3,194

Massachusetts Investors Trust S Class - Level 2
2002	10.0000	8.1481	8,796

Mid Cap Growth S Class - Level 1
2002	10.0000	6.2481	424

Mid Cap Growth S Class - Level 2
2002	10.0000	6.2399	3,607

Mid Cap Value S Class - Level 1
2002	10.0000	0	0

Mid Cap Value S Class - Level 2
2002	10.0000	7.8444	488

Money Market S Class - Level 1
2002	10.0000	0	0

Money Market S Class - Level 2
2002	10.0000	9.9468	197

New Discovery S Class - Level 1
2002	10.0000	7.2965	8,513

New Discovery S Class - Level 2
2002	10.0000	7.2869	10,263

Research S Class - Level 1
2002	10.0000	0	0

Research S Class - Level 2
2002	10.0000	7.9359	1,276

Research Growth and Income S Class - Level 1
2002	10.0000	8.0601	2,382

Research Growth and Income S Class - Level 2
2002	10.0000	8.0495	791

Research International S Class - Level 1
2002	10.0000	9.1914	58

Research International S Class - Level 2
2002	10.0000	9.1793	3,313

Strategic Growth S Class - Level 1
2002	10.0000	0	0

Strategic Growth S Class - Level 2
2002	10.0000	7.7404	501

Strategic Income S Class - Level 1
2002	10.0000	10.4918	2,137

Strategic Income S Class - Level 2
2002	10.0000	10.4780	5,306

Strategic Value S Class - Level 1
2002	10.0000	0	0

Strategic Value S Class - Level 2
2002	10.0000	0	0

Technology S Class - Level 1
2002	10.0000	0	0

Technology S Class - Level 2
2002	10.0000	0	0

Total Return S Class - Level 1
2002	10.0000	9.4469	80,194

Total Return S Class - Level 2
2002	10.0000	9.4345	25,937

Utilities S Class - Level 1
2002	10.0000	0	0

Utilities S Class - Level 2
2002	10.0000	8.6075	566

Value S Class - Level 1
2002	10.0000	8.7737	9,841

Value S Class - Level 2
2002	10.0000	8.7622	16,015


SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

P.O. Box 9133

Wellesley Hills, MA 02481

Telephone:

Toll Free (800) 447-7569

General Distributor

Clarendon Insurance Agency, Inc.

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

Auditors

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

PART B


MAY 1, 2003

FUTURITY ACCOLADE NY

AND

MFS REGATTA EXTRA NY

VARIABLE AND FIXED ANNUITY

STATEMENT OF ADDITIONAL INFORMATION

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

Calculation of Performance Data
Advertising and Sales Literature
Tax Deferred Accumulation
Calculations
Example of Variable Accumulation Unit Value Calculation
Example of Variable Annuity Unit Calculation
Example of Variable Annuity Payment Calculation
Distribution of the Contract
Custodian
Accountants
Financial Statements

The Statement of Additional Information sets forth information which may be of interest to prospective purchasers of the Futurity Accolade NY Variable and Fixed Annuity Contract and the corresponding MFS Regatta Extra NY Variable and Fixed Annuity Contract (the "Contracts") issued by Sun Life Insurance and Annuity Company of New York.) (the "Company") in connection with Sun Life (N.Y.) Variable Account C (the "Variable Account") which is not included in the Prospectus dated May 1, 2003. This Statement of Additional Information should be read in conjunction with the Prospectus, a copy of which may be obtained without charge from the Company by writing to Sun Life Insurance and Annuity Company of New York, P.O. Box 9133, Wellesley Hills, Massachusetts 02481, or by telephoning (800)-282-7073 for the Futurity Contracts or (800) 447-7469 for the MFS Regatta Contracts.


The terms used in this Statement of Additional Information have the same meanings as in the Prospectus.

------------------------------------------------------------------------------------------------------------------------

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

CALCULATION OF PERFORMANCE DATA

AVERAGE ANNUAL TOTAL RETURN


STANDARDIZED AVERAGE ANNUAL TOTAL RETURN


The Securities and Exchange Commission defines "standardized" total return information to mean Average Annual Total Return, based on a hypothetical initial purchase payment of $1,000 and calculated in accordance with the formula set forth after the table, but presented only for periods subsequent to the date the sub-account was first offered by the separate account.


The tables below show, for various Sub-Accounts of the Variable Account, the Average Annual Total Return for the stated periods (or shorter period indicated in the table), based upon a hypothetical initial Purchase Payment of $1,000, calculated in accordance with the SEC formula. The calculation assumes that you have selected the optional death benefit rider for maximum insurance charges of 1.60% of the average daily net assets in your Variable Account. If you select the Basic Death Benefit, your insurance charges would be 1.45% and the Average Annual Total Return would be more favorable. For purposes of determining these investment results, the actual investment performance of each Sub-Account is reflected from the date the Sub-Account commenced investment operations in the Variable Account (the "Variable Account Inception Date"). No information is shown for Sub-Accounts that had not commenced operations as of December 31, 2002.

FUTURITY ACCOLADE NY

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

PERIOD ENDING DECEMBER 31, 2002
Fund name	Inception Date	1 YR	5 YR	10 YR	Life of Fund*
AIM V.I. Capital Appreciation Fund	5/2/2000	-30.88			-26.44
AIM V.I. Growth Fund	5/2/2000	-36.87			-35.73
AIM V.I. Core Equity	5/2/2000	-22.93			-23.29
AIM V.I. International Growth Fund	5/2/2000	-23.02			-24.85
AIM V.I. Premier Equity Fund	2/19/2002				-29.43
Alger American Growth Portfolio	5/2/2000	-38.69			-26.87
Alger American Income and Growth Portfolio	5/2/2000	-36.98			-22.50
Alger American Small Capitalization Portfolio	5/2/2000	-32.57			-31.62
Alliance VP Growth and Income Fund	2/19/2002				-24.00
Alliance VP Premier Growth Fund	2/19/2002				-28.34
Alliance VP Quasar Fund	2/19/2002				-30.78
Alliance VP Technology Fund	2/19/2002				-39.51
Alliance VP Worldwide Privatization Fund	2/19/2002				-10.37
Fidelity VIP Contrafund Portfolio	2/19/2002				-15.15
Fidelity VIP Growth Portfolio	2/19/2002				-31.47
Fidelity VIP Overseas Portfolio	2/19/2002				-22.51
First Eagle Overseas Fund	9/30/2002				4.00
Goldman Sachs VIT Capital Growth Fund	2/19/2002				-25.69
Goldman Sachs VIT CORE U.S. Equity Fund	5/2/2000	-28.65			-19.42
INVESCO VIF Dynamics Fund	2/19/2002				-30.67
INVESCO VIF Small Company Growth Fund	2/19/2002				-28.48
Lord Abbett Growth and Income Portfolio	5/2/2000	-25.15			-8.26
Lord Abbett Series Fund International	2/19/2002				-19.59
Lord Abbett Series Fund Mid Cap Value	2/19/2002				-15.44
MFS/Sun Life Capital Appreciation Series S class	3/31/1993	-38.56	-8.35		3.15
MFS/Sun Life Emerging Growth Series S class	5/1/1995	-39.99	-6.85		3.20
MFS/Sun Life Government Securities Series S class	3/31/1993	0.39	4.09		4.54
MFS/Sun Life High Yield Series S class	3/31/1993	-6.64	-2.15		3.36
MFS/Sun Life Massachusetts Investors Growth Stock Series S class	5/6/1998	-34.28			-6.86
MFS/Sun Life Massachusetts Investors Trust Series S class	3/31/1993	-28.19	-5.45		5.45
MFS/Sun Life New Discovery Series S class	5/6/1998	-39.30			-1.58
MFS/Sun Life Total Return Series S class	3/31/1993	-14.15	1.86		6.95
MFS/Sun Life Utilities Series S class	11/16/1993	-30.60	-3.97		5.33
PIMCO Emerging Markets Bond Portfolio	9/30/2002				8.86
PIMCO High Yield Portfolio	9/30/2002				0.92
PIMCO Real Return Portfolio	9/30/2002				-6.59
PIMCO Total Return Portfolio	9/30/2002				-5.26
Rydex VT Nova Fund	2/19/2002				-35.52
Rydex VT OTC Fund	2/19/2002				-36.00
SC Davis Financial Fund	2/19/2002				-20.07
SC Davis Venture Value Fund	2/19/2002				-17.86
SC Neuberger Berman Mid Cap Growth Fund	2/19/2002				-28.80
SC Neuberger Berman Mid Cap Value Fund	2/19/2002				-16.18
SC Value Equity Portfolio	2/19/2002				-26.91
SC Value Managed Portfolio	2/19/2002				-23.82
SC Value Mid Cap Portfolio	2/19/2002				-10.21
SC Value Small Cap Portfolio	2/19/2002				-23.85
SC Blue Chip Mid Cap Fund	5/2/2000	-22.32			-8.05
SC Investors Foundation Fund	5/2/2000	-31.31			-18.37
SC Select Equity Fund	5/2/2000	-33.76			-24.51
Sun Capital Investment Grade Bond Fund	5/2/2000	-3.85			3.77
Sun Capital Money Market Fund	5/2/2000	-7.81			-0.91
Sun Capital Real Estate Fund	5/2/2000	-4.94			9.17
SC Alger Growth Fund	3/28/2002				-34.60
SC Alger Income & Growth Fund	3/28/2002				-32.28
SC Alger Small Capitalization Fund	3/28/2002				-30.20
Sun Capital All Cap	4/30/2002				-30.57
Templeton Growth Securities	9/30/2002				-1.49
Templeton Foreign Securities Fund	9/30/2002				-2.89

* The Life of Fund calculation for any Fund under a year old is not annualized.

MFS REGATTA EXTRA NY

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

PERIOD ENDING DECEMBER 31, 2002
Fund name	Inception Date	1 YR	5 YR	10 YR	Life of Fund*
Bond S Class	5/5/1998	0.16			3.81
Capital Appreciation S Class	3/31/1993	-38.29	-8.11		3.35
Capital Opportunities S Class	6/3/1996	-36.48	-4.39		1.66
Emerging Growth S Class	5/1/1995	-39.93	-6.79		3.26
Emerging Mkts Equity S Class	6/5/1996	-10.74	-7.28		-4.35
Global Asset Allocation S Class	11/7/1994	-15.29	-2.19		4.22
Global Governments S Class	3/31/1993	11.00	2.46		3.60
Global Growth S Class	11/16/1993	-26.61	-1.60		4.47
Global Telecommunications S Class	8/31/2000	-44.66			-48.62
Global Total Return S Class	11/7/1994	-8.46	1.32		6.12
Government Securities S Class	3/31/1993	0.39	4.09		4.55
High Yield S Class	3/31/1993	-6.66	-2.21		3.33
International Growth S Class	6/3/1996	-19.73	-4.19		-3.91
Managed Sectors S Class	3/31/1993	-32.50	-7.53		3.07
Mass Investors Trust S Class	3/31/1993	-28.20	-5.44		5.46
Mass Invst Growth Stock S Class	5/5/1998	-34.28			-6.79
MFS International Value S Class	10/2/1995	-14.24	-0.81		1.27
MFS Technology S Class	6/16/2000	-50.82			-41.81
MFS Value S Class	5/5/1998	-21.31			0.23
Mid Cap Growth S Class	8/31/2000	-51.54			-37.67
Mid Cap Value S Class	5/1/2002				-27.18
Money Market S Class	3/31/1993	-7.90	1.04		2.21
New Discovery S Class	5/5/1998	-39.30			-1.58
Research Growth & Income S Class	5/12/1997	-28.40	-3.96		-1.91
Research International S Class	5/5/1998	-19.36			-3.61
Research S Class	11/7/1994	-31.78	-5.79		5.10
Strategic Growth S Class	11/1/1999	-36.12			-19.11
Strategic Income S Class	5/6/1998	-1.84			0.79
Strategic Value S Class	5/1/2002				-27.46
Total Return S Class	3/31/1993	-14.16	1.88		6.98
Utilities S class	11/16/1993	-30.69	-4.02		5.28

* The Life of Fund calculation for any Fund under a year old is not annualized.


The Average Annual Total Return for each period was determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, in accordance with the following formula:

                          P(l + T) ^ n = ERV

Where:
P =	a hypothetical initial Purchase Payment of $1,000
T =	average annual total return for the period
n =	number of years
ERV =	redeemable value (as of the end of the period) of a hypothetical $1,000 Purchase Payment made at the beginning of the 1-year, 5-year, or 10-year period (or fractional portion thereof)

The formula assumes that: (1) all recurring fees have been deducted from the Participant's Account; (2) all applicable non-recurring Contract charges are deducted at the end of the period, and (3) there will be a full surrender at the end of the period.

The $30 annual Account Fee will be allocated among the Sub-Accounts so that each Sub-Account's allocated portion of the Account Fee is proportional to the percentage of the number of Individual Contracts and Certificates that have amounts allocated to that Sub-Account. Because the impact of the Account Fee on a particular Contract may differ from those assumed in the computation due to differences between actual allocations and the assumed ones, the total return that would have been experienced by an actual Contract over these same time periods may have been different from that shown above.


NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN


The tables below show, for various Sub-Accounts of the Variable Account, Non-Standardized Average Annual Total Return for the periods indicated, based upon a hypothetical initial Purchase Payment of $1,000, calculated in accordance with the formula set out under "Standardized Average Annual Total Return," without the deduction of any Contract fees. This calculation assumes that you have selected the optional death benefit rider for total maximum insurance charges of 1.60% of the average daily net assets in your Variable Account. If you select the Basic Death Benefit, your insurance charges would be 1.45% and the Average Annual Total Return would be more favorable.

For purposes of determining these investment results, the actual investment performance of each Fund is reflected from the date each Fund commenced operations ("Fund Inception Date").


FUTURITY ACCOLADE NY

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

PERIOD ENDING DECEMBER 31, 2002
Fund name	Inception Date	1 YR	5 YR	10 YR	Life of Fund*
AIM V.I. Capital Appreciation Fund	5/5/1993	-25.57	-3.82	-	5.6
AIM V.I. Growth Fund	5/5/1993	-32.08	-9.5	-	2.14
AIM V.I. Core Equity	5/2/1994	-16.94	-2.52	-	6.13
AIM V.I. International Growth Fund	5/5/1993	-17.03	-4.75	-	2.59
AIM V.I. Premier Equity Fund	5/5/1993	-31.38	-3.76	-	6.11
Alger American Growth Portfolio	1/9/1989	-34.07	-1.65	7.44	10.27
Alger American Income and Growth Portfolio	11/15/1988	-32.21	0.28	7.63	7.69
Alger American Small Capitalization Portfolio	9/21/1988	-27.41	-10.37	-0.32	6.77
Alliance VP Growth and Income Fund	1/14/1991	-23.51	1.79	9.17	8.28
Alliance VP Premier Growth Fund	6/26/1992	-31.95	-3.1	7.3	8.16
Alliance VP Quasar Fund	8/5/1996	-33.15	-10.67	-	-5.43
Alliance VP Technology Fund	1/11/1996	-42.74	-2.13	-	0.25
Alliance VP Worldwide Privatization Fund	9/23/1994	-5.79	-0.35	-	3.78
Fidelity VIP Contrafund Portfolio	1/3/1995	-11.05	1.87	-	10.35
Fidelity VIP Growth Portfolio	10/9/1986	-31.41	-2.15	6.59	8.57
Fidelity VIP Overseas Portfolio	1/28/1987	-21.73	-5.62	2.95	2.53
First Eagle Overseas Variable Fund	2/3/1997	13.87	12.46	-	9.75
Goldman Sachs VIT Capital Growth Fund	4/30/1998	-25.54	-	-	-4.76
Goldman Sachs VIT CORE U.S. Equity Fund	2/13/1998	-23.15	-	-	-4.02
INVESCO VIF Dynamics Fund	8/25/1997	-32.99	-4.97	-	-4.16
INVESCO VIF Small Company Growth Fund	8/25/1997	-32.22	-0.43	-	-0.67
Lord Abbett Growth and Income Portfolio	12/11/1989	-19.35	1.48	8.51	9.46
Lord Abbett Series Fund International	9/15/1999	-19.02	-	-	-16.4
Lord Abbett Series Fund Mid Cap Value	9/15/1999	-11.23	-	-	10.53
MFS/Sun Life Capital Appreciation Series S class	6/12/1985	-33.64	-7.01	3.78	7.93
MFS/Sun Life Emerging Growth Series S class	5/1/1995	-35.41	-5.67	-	3.34
MFS/Sun Life Government Securities Series S class	6/12/1985	7.76	5.15	4.93	6.22
MFS/Sun Life High Yield Series S class	6/12/1985	0.68	-0.95	4.03	5.52
MFS/Sun Life Massachusetts Investors Growth Stock Series S class	5/6/1998	-29.27	-	-	-5.63
MFS/Sun Life Massachusetts Investors Trust Series S class	11/14/1986	-22.65	-4.28	5.96	7.44
MFS/Sun Life New Discovery Series S class	5/6/1998	-34.72	-	-	-0.26
MFS/Sun Life Total Return Series S class	5/11/1988	-7.39	2.99	7.51	8.24
MFS/Sun Life Utilities Series S class	11/16/1993	-25.37	-2.86	-	5.38
PIMCO Emerging Markets Bond Portfolio	9/30/2002	-	-	-	16.23
PIMCO High Yield Portfolio	4/30/1998	-4.2	-	-	-1.64
PIMCO Real Return Portfolio	9/30/1999	15.35	-	-	10.27
PIMCO Total Return Portfolio	12/31/1997	6.64	4.6	-	4.6
Rydex VT Nova Fund	5/7/1997	-36.76	-10.15	-	-5.78
Rydex VT OTC Fund	5/7/1997	-39.83	-3.3	-	-1.86
SC Davis Financial Fund	7/17/2000	-19.77	-	-	-7.3
SC Davis Venture Value Fund	7/17/2000	-17.6	-	-	-13.05
SC Neuberger Berman Mid Cap Growth Fund	5/1/2001	-30.42	-	-	-26.21
SC Neuberger Berman Mid Cap Value Fund	5/1/2001	-10.98	-	-	-7.92
SC Value Equity Portfolio	7/17/2000	-28.66	-	-	-10.1
SC Value Managed Portfolio	7/17/2000	-22.64	-	-	-8.31
SC Value Mid Cap Portfolio	7/17/2000	-7.51	-	-	-0.09
SC Value Small Cap Portfolio	7/17/2000	-21.89	-	-	0.52
SC Blue Chip Mid Cap Fund	9/1/1999	-16.26	-	-	6.65
SC Investors Foundation Fund	9/1/1999	-26.04	-	-	-10.48
SC Select Equity Fund	9/1/1999	-28.71	-	-	-11.86
Sun Capital Investment Grade Bond Fund	12/7/1998	3.52	-	-	3.6
Sun Capital Money Market Fund	12/7/1998	-0.49	-	-	2.15
Sun Capital Real Estate Fund	12/7/1998	2.43	-	-	8.13
SC Alger Growth Fund	3/28/2002	-	-	-	-29.61
SC Alger Income & Growth Fund	3/28/2002	-	-	-	-27.1
SC Alger Small Capitalization Fund	3/28/2002	-	-	-	-24.83
Sun Capital All Cap	4/30/2002	-	-	-	-25.24
Templeton Growth Securities	3/15/1994	-21.2	-3.02		2.83
Templeton Foreign Securities Fund	5/1/1992	-20.42	-6.52	4.34	3.33

* The Life of Fund calculation for any Fund under a year old is not annualized.

MFS REGATTA EXTRA NY

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

PERIOD ENDING DECEMBER 31, 2002
Fund name	Inception Date	1 YR	5 YR	10 YR	Life of Fund*
Bond S Class	5/5/1998	7.52			4.98
Capital Appreciation S Class	8/13/1985	-33.63	-6.99	3.80	8.03
Capital Opportunities S Class	6/3/1996	-31.66	-3.22		2.26
Emerging Growth S Class	5/1/1995	-35.41	-5.67		3.36
Emerging Mkts Equity S Class	6/5/1996	-3.68	-6.09		-3.65
Global Asset Allocation S Class	11/7/1994	-8.62	-0.95		4.35
Global Governments S Class	5/16/1988	18.37	3.59	4.02	5.00
Global Growth S Class	11/16/1993	-20.93	-0.37		4.60
Global Telecommunications S Class	8/31/2000	-40.55			-47.31
Global Total Return S Class	11/7/1994	-1.20	2.47		6.25
Government Securities S Class	8/12/1985	7.76	5.15	4.94	6.31
High Yield S Class	8/13/1985	0.70	-0.95	4.04	5.62
International Growth S Class	6/3/1996	-13.45	-2.99		-3.21
Managed Sectors S Class	5/27/1988	-27.33	-6.41	2.70	7.36
Mass Investors Trust S Class	12/5/1986	-22.65	-4.27	5.98	7.49
Mass Invst Growth Stock S Class	5/5/1998	-29.27			-5.55
MFS International Value S Class	10/2/1995	-7.49	0.43		1.44
MFS Technology S Class	6/16/2000	-47.25			-40.45
MFS Value S Class	5/5/1998	-15.17			1.51
Mid Cap Growth S Class	8/31/2000	-48.03			-35.96
Mid Cap Value S Class	5/1/2002				-21.56
Money Market S Class	8/29/1985	-0.59	2.21	2.33	3.21
New Discovery S Class	5/5/1998	-34.73			-0.26
Research Growth & Income S Class	5/12/1997	-22.87	-2.76		-0.97
Research International S Class	5/5/1998	-13.05			-2.30
Research S Class	11/7/1994	-26.55	-4.63		5.21
Strategic Growth S Class	11/1/1999	-31.27			-17.34
Strategic Income S Class	5/6/1998	5.52			2.07
Strategic Value S Class	5/1/2002				-21.85
Total Return S Class	5/16/1988	-7.39	3.01	7.53	8.26
Utilities S class	11/16/1993	-25.37	-2.84		5.40

* The Life of Fund calculation for any Fund under a year old is not annualized.



STANDARDIZED NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

The tables below show, for various Sub-Accounts of the Variable Account, Non-Standardized Average Annual Total Return for the periods indicated, based upon a hypothetical initial Purchase Payment of $1,000, calculated in accordance with the formula set out under "Standardized Average Annual Total Return," without the deduction of any Contract fees. This calculation assumes that you have selected the optional death benefit rider for total maximum insurance charges of 1.60% of the average daily net assets in your Variable Account. If you select the Basic Death Benefit, your insurance charges would be 1.45% and the Average Annual Total Return would be more favorable.

For purposes of determining these investment results, the actual investment performance of each Fund is reflected from the date each Fund commenced operations ("Fund Inception Date").

FUTURITY ACCOLADE NY

STANDARDIZED NON-STANDARDIZED

AVERAGE ANNUAL TOTAL RETURN

PERIOD ENDING DECEMBER 31, 2002
Fund name	Inception Date	1 YR	5 YR	10 YR	Life of Fund*
AIM V.I. Capital Appreciation Fund	5/5/1993	-30.88	-4.99		5.50
AIM V.I. Growth Fund	5/5/1993	-36.87	-10.57		2.03
AIM V.I. Core Equity	5/2/1994	-22.93	-3.72		6.03
AIM V.I. International Growth Fund	5/5/1993	-23.02	-5.91		2.48
AIM V.I. Premier Equity Fund	5/5/1993	-36.22	-4.92		6.02
Alger American Growth Portfolio	1/9/1989	-38.69	-2.85	7.35	10.20
Alger American Income and Growth Portfolio	11/15/1988	-36.98	-0.94	7.53	7.59
Alger American Small Capitalization Portfolio	9/21/1988	-32.57	-11.43	-0.44	6.70
Alliance VP Growth and Income Fund	1/14/1991	-28.98	0.63	9.07	8.18
Alliance VP Premier Growth Fund	6/26/1992	-36.75	-4.27	7.21	8.07
Alliance VP Quasar Fund	8/5/1996	-37.86	-11.75		-6.12
Alliance VP Technology Fund	1/11/1996	-46.68	-3.30		-0.38
Alliance VP Worldwide Privatization Fund	9/23/1994	-12.68	-1.58		3.64
Fidelity VIP Contrafund Portfolio	1/3/1995	-17.52	0.71		10.26
Fidelity VIP Growth Portfolio	10/9/1986	-36.25	-3.33	6.50	8.49
Fidelity VIP Overseas Portfolio	1/28/1987	-27.35	-6.77	2.85	2.41
First Eagle Overseas Fund	2/3/1997	6.51	11.65		9.11
Goldman Sachs VIT Capital Growth Fund	4/30/1998	-30.85			-6.01
Goldman Sachs VIT CORE U.S. Equity Fund	2/13/1998	-28.65			-5.23
INVESCO VIF Dynamics Fund	8/25/1997	-37.70	-6.12		-5.12
INVESCO VIF Small Company Growth Fund	8/25/1997	-37.00	-1.64		-1.68
Lord Abbett Growth and Income Portfolio	12/11/1989	-25.15	0.30	8.41	9.37
Lord Abbett Series Fund International	9/15/1999	-24.85			-18.13
Lord Abbett Series Fund Mid Cap Value	9/15/1999	-17.68			8.81
MFS/Sun Life Capital Appreciation Series S class	6/12/1985	-38.56	-8.35	3.51	7.75
MFS/Sun Life Emerging Growth Series S class	5/1/1995	-39.99	-6.85		3.20
MFS/Sun Life Government Securities Series S class	6/12/1985	0.39	4.09	4.79	6.12
MFS/Sun Life High Yield Series S class	6/12/1985	-6.64	-2.15	3.94	5.45
MFS/Sun Life Massachusetts Investors Growth Stock Series S class	5/6/1998	-34.28			-6.86
MFS/Sun Life Massachusetts Investors Trust Series S class	11/14/1986	-28.19	-5.45	5.86	7.34
MFS/Sun Life New Discovery Series S class	5/6/1998	-39.30			-1.58
MFS/Sun Life Total Return Series S class	5/11/1988	-14.15	1.86	7.40	8.15
MFS/Sun Life Utilities Series S class	11/16/1993	-30.60	-3.97		5.33
PIMCO Emerging Markets Bond Portfolio	9/30/2002				8.86
PIMCO High Yield Portfolio	4/30/1998	-11.22			-2.96
PIMCO Real Return Portfolio	9/30/1999	7.99			8.59
PIMCO Total Return Portfolio	12/31/1997	-0.73	3.52		3.52
Rydex VT Nova Fund	5/7/1997	-41.17	-11.21		-6.65
Rydex VT OTC Fund	5/7/1997	-44.00	-4.45		-2.76
SC Davis Financial Fund	7/17/2000	-25.54			-9.87
SC Davis Venture Value Fund	7/17/2000	-23.55			-15.44
SC Neuberger Berman Mid Cap Growth Fund	5/1/2001	-35.34			-29.41
SC Neuberger Berman Mid Cap Value Fund	5/1/2001	-17.45			-12.07
SC Value Equity Portfolio	7/17/2000	-33.72			-12.57
SC Value Managed Portfolio	7/17/2000	-28.18			-10.84
SC Value Mid Cap Portfolio	7/17/2000	-14.27			-2.89
SC Value Small Cap Portfolio	7/17/2000	-27.50			-2.26
SC Blue Chip Mid Cap Fund	9/1/1999	-22.32			4.82
SC Investors Foundation Fund	9/1/1999	-31.31			-12.35
SC Select Equity Fund	9/1/1999	-33.76			-13.69
Sun Capital Investment Grade Bond Fund	12/7/1998	-3.85			2.02
Sun Capital Money Market Fund	12/7/1998	-7.81			0.50
Sun Capital Real Estate Fund	12/7/1998	-4.94			6.78
SC Alger Growth Fund	3/28/2002				-34.60
SC Alger Income & Growth Fund	3/28/2002				-32.28
SC Alger Small Capitalization Fund	3/28/2002				-30.20
Sun Capital All Cap	4/30/2002				-30.57
Templeton Growth Securities	3/15/1994	-26.85	-4.22		2.70
Templeton Foreign Securities Fund	5/1/1992	-26.14	-7.66	4.24	3.22

* The Life of Fund calculation for any Fund under a year old is not annualized.

MFS REGATTA EXTRA NY

STANDARDIZED NON-STANDARDIZED AVERAGE

ANNUAL TOTAL RETURN

PERIOD ENDING DECEMBER 31, 2002
Fund name	Inception Date	1 YR	5 YR	10 YR	Life of Fund*
Bond S Class	5/5/1998	0.16			3.81
Capital Appreciation S Class	8/13/1985	-38.29	-8.11	3.70	7.97
Capital Opportunities S Class	6/3/1996	-36.48	-4.39		1.66
Emerging Growth S Class	5/1/1995	-39.93	-6.79		3.26
Emerging Mkts Equity S Class	6/5/1996	-10.74	-7.28		-4.35
Global Asset Allocation S Class	11/7/1994	-15.29	-2.19		4.22
Global Governments S Class	5/16/1988	11.00	2.46	3.89	4.88
Global Growth S Class	11/16/1993	-26.61	-1.60		4.47
Global Telecommunications S Class	8/31/2000	-44.66			-48.62
Global Total Return S Class	11/7/1994	-8.46	1.32		6.12
Government Securities S Class	8/12/1985	0.39	4.09	4.80	6.21
High Yield S Class	8/13/1985	-6.66	-2.21	3.92	5.52
International Growth S Class	6/3/1996	-19.73	-4.19		-3.91
Managed Sectors S Class	5/27/1988	-32.50	-7.53	2.59	7.29
Mass Investors Trust S Class	12/5/1986	-28.20	-5.44	5.88	7.40
Mass Invst Growth Stock S Class	5/5/1998	-34.28			-6.79
MFS International Value S Class	10/2/1995	-14.24	-0.81		1.27
MFS Technology S Class	6/16/2000	-50.82			-41.81
MFS Value S Class	5/5/1998	-21.31			0.23
Mid Cap Growth S Class	8/31/2000	-51.54			-37.67
Mid Cap Value S Class	5/1/2002				-27.18
Money Market S Class	8/29/1985	-7.90	1.04	2.18	3.08
New Discovery S Class	5/5/1998	-39.30			-1.58
Research Growth & Income S Class	5/12/1997	-28.40	-3.96		-1.91
Research International S Class	5/5/1998	-19.36			-3.61
Research S Class	11/7/1994	-31.78	-5.79		5.10
Strategic Growth S Class	11/1/1999	-36.12			-19.11
Strategic Income S Class	5/6/1998	-1.84			0.79
Strategic Value S Class	5/1/2002				-27.46
Total Return S Class	5/16/1988	-14.16	1.88	7.42	8.17
Utilities S class	11/16/1993	-30.69	-4.02		5.28

* The Life of Fund calculation for any Fund under a year old is not annualized.


The Variable Account may illustrate its results over various periods and compare its results to indices and other variable annuities in sales materials including advertisements, brochures and sports. Such results may be computed on a "cumulative" and/or "annualized" basis.

"Cumulative" quotations are arrived at by calculating the change in the Accumulation Unit value of a Sub-Account between the first and last day of the base period being measured, and expressing the difference as a percentage of the Accumulation Unit value at the beginning of the base period.

"Annualized" quotations (described in the following table as "Compound Growth Rate") are calculated by applying a formula which determines the level rate of return which, if earned over the entire base period, would produce the cumulative return.

ADVERTISING AND SALES LITERATURE

As set forth in the Prospectus, the Company may refer to the following organizations (and others) in its marketing materials:

A.M. BEST'S RATING SYSTEM is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company.

DUFF & PHELPS CREDIT RATING Company's Insurance Company Claims Paying Ability Rating is an independent evaluation by a nationally accredited rating organization of an insurance company's ability to meet its future obligations under the contracts and products it sells. The rating takes into account both quantitative and qualitative factors.

LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

STANDARD & POOR'S insurance claims-paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations of its insurance policies in accordance with their terms.

VARDS (Variable Annuity Research Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

MOODY'S Investors Services, Inc.'s insurance claims-paying rating is a system of rating an insurance company's financial strength, market leadership, and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

STANDARD & POOR'S INDEX - broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm. The index tracks 400 industrial company stocks, 20 transportation stocks, 40 financial company stocks, and 40 public utilities.

NASDAQ-OTC Price Index - this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.

DOW JONES INDUSTRIAL AVERAGE (DJIA) - price-weighted average of 30 actively traded blue chip stocks, primarily industrials, but including American Express Company and American Telephone and Telegraph Company. Prepared and Published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

MORNINGSTAR, Inc. is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities. This coverage for mutual funds includes, among other information, performance analysis rankings, risk rankings (e.g. aggressive, moderate or conservative), and "style box" matrices. Style box matrices display, for equity funds, the investment philosophy and size of the companies in which the fund invests and, for fixed-income funds, interest rate sensitivity and credit quality of the investment instruments.

IBBOTSON ASSOCIATES, Inc. is a consulting firm that provides a variety of historical data, including total return, capital appreciation and income, on the stock market as well as other investment asset classes, and inflation. This information will be used primarily for comparative purposes and to illustrate general financial planning principles.

In its advertisements and other sales literature for the Variable Account and the Funds, the Company intends to illustrate the advantages of the Contracts in a number of ways:

DOLLAR-COST AVERAGING ILLUSTRATIONS. These illustrations will generally discuss the price-leveling effect of making regular investments in the same Sub-Accounts over a period of time, to take advantage of the trends in market prices of the portfolio securities purchased by those Sub-Accounts.

SYSTEMATIC WITHDRAWAL PROGRAM. A service provided by the Company, through which a Participant may take any distribution allowed by Internal Revenue Code Section 401 (a) (9) in the case of Qualified Contracts, or permitted under Internal Revenue Code Section 72 in the case of Non-Qualified Contracts, by way of a series of partial withdrawals. Withdrawals under this program may be fully or partially includible in income and may be subject to a 10% penalty tax. Consult your tax advisor.

THE COMPANY'S AND THE FUNDS' CUSTOMERS. Sales literature for the Variable Account and the Funds may refer to the number of clients which they serve.

THE COMPANY'S ASSETS, SIZE. The Company may discuss its general financial condition (see, for example, the references to Standard & Poor's, Duff & Phelps and A.M. Best Company above); it may refer to its assets; and it may discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria. For example, at December 31, 1998, the Company was the 36th largest U.S. life insurance company based upon overall assets.

COMPOUND INTEREST ILLUSTRATIONS. These will emphasize several advantages of the variable annuity contract. For example, but not by way of limitation, the literature may emphasize the potential savings through tax deferral; the potential advantage of the Variable Account over the Fixed Account; and the compounding effect when a participant makes regular deposits to his or her account.

The Company may use hypothetical illustrations of the benefits of tax deferral, including but not limited to the following chart:

The chart below assumes an initial investment of $10,000 which remains fully invested for the entire time period, an 8% annual return, and a 33% combined federal and state income tax rate. It compares how 3 different investments might fare over 10, 20, and 30 years. The first example illustrates an investment in a non-tax-deferred account and assumes that taxes are paid annually out of that account. The second example illustrates how the same investment would grow in a tax-deferred investment, such as an annuity. The third example illustrates the net value of the tax-deferred investment after paying taxes on the full account value.
	10 YEARS	20 YEARS	30 YEARS

Non-Tax-Deferred Account	$16,856	$28,413	$ 47,893

Tax-Deferred Account	$21,589	$46,610	$100,627

Tax-Deferred Account After Paying Taxes	$17,765	$34,528	$ 70,720

THIS ILLUSTRATION IS HYPOTHETICAL AND DOES NOT REPRESENT THE PROJECTED PERFORMANCE OF THE CONTRACT OR ANY OF ITS INVESTMENT OPTIONS. THE ILLUSTRATION DOES NOT REFLECT THE DEDUCTION OF ANY CHARGES OR FEES RELATED TO PORTFOLIO MANAGEMENT, MORTALITY AND EXPENSE, OR ACCOUNT ADMINISTRATION. TAXES ON EARNINGS WITHIN AN ANNUITY ARE DUE UPON WITHDRAWAL. WITHDRAWALS MAY ALSO BE SUBJECT TO SURRENDER CHARGES AND, IF MADE PRIOR TO AGE 59 1/2, A 10% FEDERAL PENALTY TAX.

TAX-DEFERRED ACCUMULATION

In general, individuals who own annuity contracts are not taxed on increases in the value of their annuity contracts until some form of distribution is made under the contract. As a result, the annuity contract would benefit from tax deferral during the contract's accumulation phase; this would have the effect of permitting an investment in an annuity contract to grow more rapidly that a comparable investment under which increases in value are taxed on a current basis.

In reports or other communications to you or in advertising or sales materials, we may also describe the effects of tax-deferred compounding on the Variable Account's investment returns. We may illustrate these effects in charts or graphs and from time to time may include comparisons of returns under the Contract or in general on a tax-deferred basis, with the returns on a taxable basis. Different tax rates may be assumed. Any such illustrative chart or graph would show accumulations on an initial investment or Purchase Payment, assuming a given amount (including the applicable interest credit), hypothetical gross annual returns compounded annually, and a stated rate of return. The values shown for the taxable investment would not include any deduction for management fees or other expenses, but would assume the annual deduction of federal and state taxes from investment returns. The values shown for the Contract in a chart would reflect the deduction of Contract expenses, such as the mortality and expense risk charge, the 0.15% administrative charge, and the $30 annual Account Fee. In addition, the values shown would assume that the Participant has not surrendered his or her Contract or made any partial surrenders until the end of the period shown. The chart would assume a full surrender at the end of the period shown and the payment of federal and state taxes, at a rate of not more than 33%, on the amount in excess of the Purchase Payments.

In developing illustrative tax deferral charts, we will observe these general principles:
-	The assumed rate of earnings will be realistic.
-	The illustrative chart will accurately depict the effect of all fees and charges or provide a narrative that prominently discloses all fees and charges under the Contract.
-	Charts comparing accumulation values for tax-deferred and non-tax-deferred investments will depict the implications of any surrender.
-	A narrative accompanying the chart will prominently disclose that there may be a 10% tax penalty on a surrender by a Participant who has not reached age 59 1/2 at the time of surrender.

The rates of return illustrated in any chart would be hypothetical and are not an estimate or guaranty of performance. Actual tax returns may vary among Participants.

CALCULATIONS

EXAMPLE OF VARIABLE ACCUMULATION UNIT VALUE CALCULATION

Suppose the net asset value of a Series Fund share at the end of the current valuation period is $18.38; at the end of the immediately preceding valuation period was $18.32; the Valuation Period is one day; and no dividends or distributions caused Series Fund shares to go "ex-dividend" during the current Valuation Period. $18.38 divided by $18.32 is 1.00327511. Subtracting the one day risk factor for mortality and expense risks and the administrative expense charge of .00004419 (the daily equivalent of the current maximum charge of 1.60% on an annual basis) gives a net investment factor of 1.00323092. If the value of the variable accumulation unit for the immediately preceding valuation period had been 14.5645672, the value for the current valuation period would be 14.6116242 (14.5645672 X 1.00323092).

EXAMPLE OF VARIABLE ANNUITY UNIT CALCULATION

Suppose the circumstances of the first example exist, and the value of an annuity unit for the immediately preceding valuation period had been 12.3456789. If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 3% per year, the value of the annuity unit for the current valuation period would be 12.3846153 (12.3456789 X 1.00323509 (the Net Investment Factor based on the daily equivalent of the maximum annuity phase charge of 1.45% of an annual basis) X 0.99991902). 0.99991902 is the factor, for a one day Valuation Period, that neutralizes the assumed interest rate of 3% per year used to establish the Annuity Payment Rates found in certain Contracts.

EXAMPLE OF VARIABLE ANNUITY PAYMENT CALCULATION

Suppose that a Participant Account is credited with 8,765.4321 variable accumulation units of a particular Sub-Account but is not credited with any fixed accumulation units; that the variable accumulation unit value and the annuity unit value for the particular Sub-Account for the valuation period which ends immediately preceding the annuity commencement date are 14.5645672 and 12.3456789 respectively; that the annuity payment rate for the age and option elected is $6.78 per $1,000; and that the annuity unit value on the day prior to the second variable annuity payment date is 12.3846153. The first variable annuity payment would be $865.57 (8,765.4321 X 14.5645672 X 6.78 divided by 1,000). The number of annuity units credited would be 70.1112 ($865.57 divided by 12.3456789) and the second variable annuity payment would be $868.30 (70.1112 X 12.3846153).

DISTRIBUTION OF THE CONTRACT

We offer the Contracts on a continuous basis. The Contracts are sold by licensed insurance agents in the State of New York. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with the Company and the general distributor and principal underwriter of the Contracts, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a subsidiary of the Sun Life (U.S.). Clarendon is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Clarendon also acts as the general distributor of certain other annuity contracts issued by the Company Sun Life (U.S.) and variable life insurance contracts issued by Sun Life (U.S.).

Commissions and other distribution compensation will be paid by the Company to the selling agents and will not be more than 6.50% of Purchase Payments of the Participant's Account Value. In addition to commissions, the Company may, from time to time, pay or allow additional promotional incentives, in the form of cash or other compensation. In some instances, such other incentives may be offered only to certain broker-dealers that sell or are expected to sell during specified time periods certain minimum amounts of the Contracts or Certificates or other contracts offered by the Company. Commissions will not be paid with respect to Participant Accounts established for the personal account of employees of the Company or any of its affiliates, or of persons engaged in the distribution of the Contracts, or of immediate family members of such employees or persons. In addition, commissions may be waived or reduced in connection with certain transactions described in the Prospectus under the heading "Waivers; Reduced Charges;

Credits; Bonus Guaranteed Interest Rates."

CUSTODIAN

We are the Custodian of the assets of the Variable Account. We will purchase Fund shares at net asset value in connection with amounts allocated to the Sub-Accounts in accordance with your instructions, and we will redeem Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for annuity reserves held in the Variable Account.


ACCOUNTANTS

The financial statements included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein (which reports express an unqualified opinion; report dated February 21, 2003 accompanying the financial statements of Sun Life Insurance and Annuity Company of New York expresses an unqualified opinion and includes two explanatory paragraphs relating to 1) the merger of Sun Life Insurance and Annuity Company of New York with Keyport Benefit Life Insurance Company ("Keyport") on November 1, 2001 with the merger accounted for at historical cost in accordance with the Statement of Financial Accounting Standard No. 141, "Business Combinations", described in Note 1; and 2) the combination of financial statements of Sun Life Insurance and Annuity Company of New York (predecessor basis) and Keyport to present Sun Life Insurance and Annuity Company of New York's balance sheet at December 31, 2001, described in Note 1), and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Their office is located at 200 Berkeley St, Boston, Massachusetts.

FINANCIAL STATEMENTS

The financial statements of the Variable Account and Sun Life Insurance and Annuity Company (N.Y.) are included herein. The consolidated financial statements of Sun Life Insurance and Annuity Company (N.Y.) are provided as relevant to its ability to meet its financial obligations under the Certificates and should not be considered as bearing on the investment performance of the assets held in the Variable Account.



SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

STATEMENTS OF INCOME

(in thousands)

For the years ended December 31
	2002	2001 Restated	2000

Revenues

Premiums and annuity considerations	$ 20,285	$ 19,187	$ 17,810
Net investment income	74,847	21,276	11,821
Net realized investment (losses) gains	(7,265)	361	(3,079)
Fee and other income	11,686	8,142	9,753

Total revenues	99,553	48,966	36,305

Benefits and Expenses

Policyowner benefits	16,428	14,563	13,630
Interest credited	62,830	12,682	5,751
Other operating expenses	16,979	9,477	8,383
Amortization of deferred policy acquisition costs	8,157	5,137	5,844

Total benefits and expenses	104,394	41,859	33,608

(Loss) income before income tax expense	(4,841)	7,107	2,697

Income tax (benefit) expense	(1,710)	2,546	958

Net (loss) income	$ (3,131)	$ 4,561	$ 1,739

The accompanying notes are an integral part of the financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

BALANCE SHEETS

(in thousands)
ASSETS	December 31, 2002	December 31, 2001 Restated
Investments
Available-for-sale fixed maturities at fair value (amortized cost of
$1,496,857 and $1,039,792 in 2002 and 2001, respectively)	$ 1,539,156	$ 1,040,063
Mortgage loans	50,921	24,253
Policy loans	270	413
Short-term investments	6,390	17,757

Total investments	1,596,737	1,082,486

Cash and cash equivalents	157,563	59,188
Accrued investment income	19,800	14,713
Deferred policy acquisition costs	46,567	23,248
Deferred federal income taxes	-	11,901
Goodwill	37,788	35,314
Other assets	18,563	10,202
Separate account assets	514,749	665,571

Total assets	$ 2,391,767	$ 1,902,623

LIABILITIES

Future contract and policy benefits	$ 40,510	$ 39,919
Contractholder deposit funds and other policy liabilities	1,431,353	968,800
Deferred federal income taxes	5,525	-
Payable for investments purchased and loaned	73,474	-
Payable to affiliate	28,400	-
Other liabilities and accrued expenses	5,688	5,651
Separate account liabilities	514,749	665,571

Total liabilities	$ 2,099,699	$ 1,679,941

Commitments and contingencies - Note 15

STOCKHOLDERS' EQUITY

Common stock, $350 par value - 6,001 shares authorized;
6,001 shares issued and outstanding	$ 2,100	$ 2,100
Additional paid-in capital	239,963	194,963
Accumulated other comprehensive income (loss)	25,316	(2,201)
Retained earnings	24,689	27,820
Total stockholders' equity	$ 292,068	$ 222,682

Total liabilities and stockholders' equity	$ 2,391,767	$ 1,902,623

The accompanying notes are an integral part of the financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

For the years ended December 31
	2002	2001 Restated	2000

Net (loss) income	$ (3,131)	$ 4,561	$ 1,739
Other comprehensive income (loss)
Net unrealized holding gains (losses) on available-for-sale
securities, net of tax and policyholder amounts	25,664	(2,623)	890
Reclassification adjustments of realized investment (gains)
losses into net income (loss)	1,853	(239)	1,043
Other comprehensive income (loss)	27,517	(2,862)	1,933

Comprehensive income	$ 24,386	$ 1,699	$ 3,672

The accompanying notes are an integral part of the financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

STATEMENTS OF STOCKHOLDERS' EQUITY

(in thousands)

For the years ended December 31

			Accumulated
		Additional	Other		Total
	Common	Paid-In	Comprehensive	Retained	Stockholders'
	Stock	Capital	Income	Earnings	Equity

Balance at December 31, 1999	$ 2,000	$ 29,500	$ (1,272)	$ 26,220	$ 56,448

Net income				1,739	1,739
Other comprehensive income			1,933		1,933
Dividends to stockholder				(4,700)	(4,700)

Balance at December 31, 2000	2,000	29,500
661
				23,259	55,420

Acquisition of Keyport Benefit Life (November 1, 2001)	100	99,463			99,563
Net income				4,561	4,561
Other comprehensive loss			(2,862)		(2,862)
Capital Contribution		66,000			66,000

Balance at December 31, 2001 - Restated	2,100	194,963

(2,201)
				27,820	222,682

Net loss				(3,131)	(3,131)
Other comprehensive income			27,517		27,517
Capital Contribution		45,000			45,000

Balance at December 31, 2002	$ 2,100	$ 239,963	$ 25,316	$ 24,689	$ 292,068

The accompanying notes are an integral part of the financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

STATEMENTS OF CASH FLOWS

(in thousands)

For the years ended December 31

2002

2001 Restated

2000

Cash Flows From Operating Activities:

Net (loss) income

$ (3,131)

$ 4,561

$ 1,739

Adjustments to reconcile net (loss) income to net cash provided by

Operating activities:

Amortization of discount and premiums

11,281

47

7

Depreciation and amortization

209

-

-

Net realized (losses) gains on investments

7,265

(361)

3,079

Interest credited to contractholder deposit funds

62,830

12,682

5,751

Deferred federal income taxes

(6,261)

(26,726)

(1,154)

Changes in assets and liabilities:

Deferred acquisition costs

(26,537)

(477)

3,943

   Intangible assets

(2,474)

-

-

Accrued investment income

(5,087)

72

106

Net change in other assets and liabilities

100,246

11,622

1,208

Future contract and policy benefits

591

2,837

2,698

Net cash provided by operating activities

138,932

4,257

17,377

Cash Flows From Investing Activities:

Sales, maturities and repayments of:

Available-for-sale fixed maturities

995,278

79,710

51,688

Mortgage loans

6,103

7,172

3,177

Purchases of:

Available-for-sale fixed maturities

(1,466,958)

(183,328)

(42,546)

Mortgage loans

(32,770)

(4,630)

(3,809)

Net change in policy loans

143

128

(3)

Net change in short-term investments

11,367

(1,756)

(8,706)

Net cash used in investing activities

(486,837)

(102,704)

(199)

The accompanying notes are an integral part of the financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

STATEMENTS OF CASH FLOWS (Continued)

(in thousands)

For the years ended December 31

2002

2001 Restated

2000

Cash Flows From Financing Activities:

Deposits to contractholder deposit funds

$ 572,888

$ 85,705

$ 11,301

Withdrawals from contractholder deposit funds

(171,608)

(54,103)

(27,945)

Dividends paid to stockholder

-

-

(4,700)

Capital Contributions

45,000

66,000

-

Net cash provided by (used in) financing activities

446,280

97,602

(21,344)

Net change in cash and cash equivalents

98,375

(845)

(4,166)

Cash and cash equivalents, beginning of year

59,188

7,292

11,458

    Cash acquired from acquisition through  merger of Keyport Benefit Life Insurance Company

-

52,741

-

Cash and cash equivalents, end of year

$ 157,563

$ 59,188

$ 7,292

Supplemental Cash Flow Information

Income taxes paid

$ 3,292

$ 339

$ 701

Supplemental schedule of noncash investing and financing activities:

Sun Life Insurance and Annuity Company of New York ("Sun NY Predecessor") and Keyport Benefit Life Insurance Company ("KBL") were merged on December 31, 2002, with Sun NY Predecessor as the surviving company ("SLNY").  As terms of the merger, SLNY issued 4,001 additional shares of common stock in exchange for all the assets and liabilities of KBL.  Total book value of assets acquired and liabilities assumed were $1,869.3 million and $1,652.8 million, respectively, at December 31, 2002.  These financial statements give effect to this transaction as of November 1, 2001.

The accompanying notes are an integral part of the financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2002, 2001 and 2000

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

On October 9, 2002, Sun Life Insurance and Annuity Company of New York ("Sun NY Predecessor"), which was a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.) ("Sun Life U.S."), and Keyport Benefit Life Insurance Company ("KBL"), which was a wholly-owned subsidiary of Keyport Life Insurance Company ("Keyport"), an affiliate, filed an Agreement and Plan of Merger ("Merger Agreement") with the New York State Insurance Department.  On December 31, 2002 at 5:00 p.m., Sun NY Predecessor and KBL completed the merger.  Pursuant to the Merger Agreement, KBL merged with and into Sun NY Predecessor, with Sun NY Predecessor as the surviving company ("SLNY"), and SLNY issued 4,001 additional shares of common stock to Keyport in exchange for the assets and liabilities of KBL.  As a result of the additional common stock issuance, SLNY is now a subsidiary of both Keyport and Sun Life U.S., with Keyport owning 67% of the common stock of SLNY.  SLNY is licensed and authorized to write all the business that was previously being written by KBL and SLNY.  The merger has no effect on the existing rights and benefits of policyholders or contract holders from either company.  Keyport, KBL, Sun Life U.S., Sun NY Predecessor, and SLNY are, and at all times relevant to the merger were, indirectly wholly-owned subsidiaries of Sun Life Assurance Company of Canada ("SLOC"). SLOC is an indirect wholly-owned subsidiary of Sun Life Financial Services of Canada Inc. ("SLF"), a reporting company under the Securities Exchange Act of 1934.  SLNY is engaged in the sale of fixed and variable annuity contracts, group life, stop loss and group health insurance contracts.  These contracts are sold by insurance agents, some of who are registered representatives of national and regional stock brokerage firms and brokers.

The following summarizes the results of operations and total assets as of and for the year ended December 31, 2002 (in 000's):

KBL

SLNY

Surviving Entity

Total Revenues

$                    63,265

$               36,288

$          99,553

Total Expenditures

67,158

37,236

104,394

Pretax Loss

(3,893)

(948)

(4,841)

Net Operating Loss

$ (2,733)

$ (398)

$ (3,131)

Total Assets

$ 1,869,278

$ 522,489

$ 2,391,767

The merger was accounted for under Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations," and SFAS  No. 142, "Goodwill and Other Intangible Assets".  Under SFAS No. 141 transfers of net assets and exchanges of shares between entities under common control are recorded at their carrying amounts at the date of transfer.  The financial statements of prior periods have been restated to give effect to the merger as of November 1, 2001, the date on which the predecessor companies came under common control.

Goodwill represents the difference between the purchase price paid and the fair value of the net assets acquired in connection with the acquisition of KBL (through the acquisition of Keyport) on October 31, 2001 by Sun Life Financial Services of Canada Inc. ("SLF"), a Canadian holding company and parent of SLOC.  In accordance with SFAS No. 142, effective January 1, 2002, Goodwill is no longer amortized and is instead tested for impairment on an annual basis.  In accordance with SFAS No. 142, SLNY has completed the required impairment tests of goodwill and indefinite-lived intangible assets and concluded that these assets are not impaired.  Goodwill is tested for impairment on an annual basis using the discounted cash flow method.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2002, 2001 and 2000

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of November 1, 2001 (in thousands):

Assets:

Fixed-maturity securities

$ 809,972

Accrued investment income

12,438

Receivable for investments sold

2,041

Goodwill

35,314

Deferred taxes

13,931

Cash and cash equivalents

52,741

Other assets acquired

998

Separate account assets

218,677

Total assets acquired

1,146,112

Liabilities:

Policy liabilities

826,124

Other liabilities

1,748

Separate accounts

218,677

Total liabilities assumed

1,046,549

Net assets acquired

$ 99,563

In 2002, SLNY completed its valuation of certain assets acquired and liabilities assumed.  The revisions increased goodwill by $2.5 million, decreased deferred taxes by $1.9 million, decreased other liabilities by $47,000 and increased investments by $4.5 million.

Basis of Presentation

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") for stock life insurance companies.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2002, 2001 and 2000

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period.  The most significant estimates are those used in determining deferred policy acquisition costs ("DAC"), investment allowances and the liabilities for future policyholder benefits.  Actual results could differ from those estimates.

Financial Instruments

In the normal course of business, SLNY may enter into transactions involving various types of financial instruments, including cash and cash equivalents, investments such as fixed maturities, mortgage loans and equity securities, debt, loan commitments and financial guarantees.  These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation.  SLNY evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

Cash and Cash Equivalents

Cash and cash equivalents primarily include cash, commercial paper, money market investments, and short term bank participations.  All such investments have been purchased with maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

Investments

SLNY accounts for its investments in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities."  At the time of purchase, fixed maturity securities are classified based on intent, as held-to-maturity or available-for-sale.  In order for the securities to be classified as held-to-maturity, SLNY must have positive intent and ability to hold the securities to maturity.  Securities held-to-maturity are stated at cost, adjusted for amortization of premiums, and accretion of discounts.  Securities that do not meet this criteria are classified as available-for-sale.  Available-for-sale securities are carried at estimated fair value with changes in unrealized gains or losses reported net of policyholder related amounts and deferred income taxes in a separate component of other comprehensive income.  Fair values for publicly traded securities are obtained from external market quotations.  For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturities, repayment, and liquidity characteristics.  SLNY does not engage in trading activities.  All of SLNY's fixed maturity securities are classified as available-for-sale.  All security transactions are recorded on a trade-date basis.

SLNY's accounting policy for impairment requires recognition of an other-than-temporary impairment charge on a security if it is determined that SLNY is unable to recover all amounts due under the contractual obligations of the security.  In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if SLNY does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale.  Once an impairment charge has been recorded, SLNY then continues to review the other-than-temporarily impaired securities for additional impairment, if necessary.

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses.  Mortgage loans acquired at a premium or discount are carried at amortized values net of provisions for estimated losses.  Loans include commercial first mortgage loans and are diversified by property type and geographic area throughout the United States.  Mortgage loans are collateralized by the related properties and generally are no more than 70% of the properties' value at the time that the original loan is made.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2002, 2001 and 2000

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Investments (continued)

A loan is recognized as impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan.  Measurement of impairment is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or at the loan's observable market price.  A specific valuation allowance is established if the fair value of the impaired loan is less than the recorded amount.  Loans are also charged against the allowance when determined to be uncollectible.  The allowance is based on a continuing review of the loan portfolio, past loss experience and current economic conditions, which may affect the borrower's ability to pay.  While management believes that it uses the best information available to establish the allowance, future adjustments to the allowance may become necessary if economic conditions differ from the assumptions used in making the evaluation.

Policy loans are carried at the amount of outstanding principal balance not in excess of net cash surrender values of the related insurance policies.

Investment income is recognized on an accrual basis.  Realized gains and losses on the sales of investments are recognized in operations at the date of sale and are determined using the specific cost identification method.  When an impairment of a specific investment or a group of investments is determined to be other-than-temporary, a realized investment loss is recorded.  Changes in the provision for estimated losses on mortgage loans are included in net realized investment gains and losses.

Interest income on loans is recorded on the accrual basis.  Loans are placed in a non-accrual status when management believes that the borrower's financial condition, after giving consideration to economic and business conditions and collection efforts, is such that collection of principal and interest is doubtful.  When a loan is placed in non-accrual status, all interest previously accrued is reversed against current period interest income.  Interest accruals are resumed on such loans only when they are brought fully current with respect to principle and interest, have performed on a sustained basis for a reasonable period of time, and when, in the judgement of management, the loans are estimated to be fully collectible as to both principal and interest.

Deferred Policy Acquisition Costs

Acquisition costs consist of commissions, underwriting and other costs that vary with and are primarily related to the production of new business.  Acquisition costs related to investment-type contracts, primarily deferred annuity and guaranteed investment contracts, are deferred and amortized with interest in proportion to the present value of estimated gross profits to be realized over the estimated lives of the contracts.  Estimated gross profits are composed of net investment income, net realized investment gains and losses, life and variable annuity fees, surrender charges and direct variable administrative expenses.  This amortization is reviewed quarterly and adjusted retrospectively by a cumulative charge or credit to current operations when SLNY revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments.

Deferred acquisition costs for each product are reviewed to determine if they are recoverable from future income, including investment income.  If such costs are determined to be unrecoverable, they are expensed at the time of determination.  Although realization of DAC is not assured, SLNY believes it is more likely than not that all of these costs will be realized.  The amount of DAC considered realizable, however, could be reduced in the near term if the estimates of gross profits discussed above are reduced.

Other Assets

Property, equipment, and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization.  Depreciation is provided using the straight-line or accelerated method over the estimated useful lives of the related assets, which generally range from 3 to 10 years.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2002, 2001 and 2000

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Other Assets (continued)

Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.  Reinsurance receivables from reinsurance ceded are also included in other assets.

Policy liabilities and accruals

Future contract and policy benefits are liabilities for traditional life, health and annuity products.  Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force.  The liabilities associated with traditional life insurance, annuity and disability insurance products are computed using the net level premium method based on assumptions about future investment yields, mortality, morbidity and persistency.  The assumptions used are based upon SLNY's experience and industry standards.

Contractholder deposit funds consist of policy values that accrue to the holders of investment-related products such as deferred annuities and guaranteed investment contracts.  The liabilities consist of net deposits and interest credited less administrative charges.  The liability is before the deduction of any applicable surrender charges.

Other policy liabilities include liabilities for policy and contract claims.  These amounts consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported.  The amount reported is based upon historical experience, adjusted for trends and current circumstances.  Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses.  Revisions of these estimates are included in operations in the year such refinements are made.

Revenue and Expenses

Premiums for traditional individual life and annuity products are considered revenue when due.  Premiums related to group disability insurance are recognized as revenue pro-rata over the contract period.  The unexpired portion of these premiums is recorded as unearned premiums.  Revenue from investment-related products includes charges for cost of insurance (mortality), initiation and administration of the policy and surrender charges.  Revenue is recognized when the charges are assessed, except that any portion of an assessment that relates to services to be provided in future years is deferred and recognized over the period during which the services are provided.

Other than DAC, benefits and expenses related to traditional life, annuity, and disability contracts, including group policies, are recognized when incurred in a manner designed to match them with related premium revenue and spread income recognition over expected policy lives.  For investment-type contracts, benefits include death benefits in excess of account values, which are recognized as incurred.

Fees from investment advisory services are recognized as revenues when services are provided. Revenues from fixed and variable annuities and single-premium whole life policies include mortality charges, surrender charges, policy fees, and contract fees and are recognized when earned.

Operating Expenses

Operating expenses primarily represent compensation, general and administrative expenses. Management believes intercompany expenses are calculated on a reasonable basis, however, these amounts may not necessarily be indicative of the costs that would be incurred if SLNY operated on a stand-alone basis.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2002, 2001 and 2000

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Income Taxes

For the 2002 tax year, as in prior years, Sun NY Predecessor will participate in the consolidated federal income tax return with Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc.("SLOC U.S. Operations Holdings") and other affiliates.  Similarly for 2002, KBL will continue to be part of Keyport's consolidated federal income tax return.  Effective for the 2003 tax year, SLNY will file its tax return on a stand-alone basis.  Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by SFAS No. 109, "Accounting for Income Taxes."  These differences result primarily from policy reserves, policy acquisition expenses and unrealized gains or losses on investments.

Separate Accounts

SLNY has established separate accounts applicable to various classes of contracts providing for variable benefits and they are generally not chargeable with liabilities that arise from any other business of SLNY.  Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities.  Contracts for which funds are invested in separate accounts include individual qualified and non-qualified variable annuity contracts.  Assets and liabilities of the separate accounts, representing net deposits and accumulated net investment earnings, less fees, held primarily for the benefit of contractholders, are shown as separate captions in the financial statements.  Assets held in the separate accounts are carried at market value and the investment risk of such securities is retained by the policyholder.

Reclassification

Certain amounts in the prior years' financial statements have been reclassified to conform to the 2002 presentation.

New Accounting Pronouncements

SLNY adopted SFAS No. 133, as amended by SFAS No. 137 and SFAS No. 138, on January 1, 2001. SLNY did not use derivative contracts during the years ended December 31, 2002, 2001 and 2000, and therefore adoption had no effect on SLNY's financial position or results of operations.

In July 2002, the American Institute of Certified Public Accountants ("AICPA") issued a proposed Statement of Position ("SOP"), "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Separate Accounts."  This SOP provides guidance on accounting and reporting by insurance enterprises for certain nontraditional long-duration contracts and for separate accounts.  SLNY is in the process of evaluating the provisions of this SOP and its impact to SLNY's financial position and results of operations.

In November 2002, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees Including Indirect Guarantees of Indebtedness of Others ("FIN 45").  FIN 45 requires entities to establish liabilities for certain types of guarantees and expands financial statement disclosures for others.  This interpretation has no impact on SLNY.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities," to improve financial reporting by enterprises involved with variable interest entities.  This interpretation states that if a business enterprise has a controlling financial interest in a variable interest entity, the assets, liabilities, and results of the activities of the variable interest entity should be included in consolidated financial statements with those of the business enterprise.  This interpretation has no impact on SLNY because it does not maintain any involvement with variable interest entities.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2002, 2001 and 2000

2. SIGNIFICANT TRANSACTIONS WITH AFFILIATES

SLNY has agreements with SLOC, Sun Life U.S. and its affiliates, which provide that SLOC and Sun Life U.S. will furnish to SLNY, as requested, personnel as well as certain investment and administrative services on a cost reimbursement basis.  Expenses under these agreements amounted to approximately $4.4 million, $3.8 million and $3.3 million for the years ended December 31, 2002, 2001 and 2000, respectively. Management believes intercompany expenses are calculated on a reasonable basis, however, these amounts may not necessarily be indicative of the costs that would be incurred if SLNY operated on a stand-alone basis.

No dividends were declared or paid during 2002 or 2001.  SLNY declared and paid dividends in the amount of $4.7 million to Sun Life U.S. during 2000.  See Note 14 for dividend restrictions information.

During December 2002, SLNY received $14.9 million of additional capital contributions from Sun Life U.S. and $30.2 million of additional capital contributions from Keyport.

During December 2001, KBL received $66.0 million of additional capital contributions from Keyport.

SLNY had $30.6 million due to related parties at December 31, 2002, and $0.6 million due from related parties as of December 31, 2002.

As more fully described in Note 7, SLNY has been involved in several reinsurance transactions with SLOC.

As more fully described in Note 8, SLNY participates in a pension plan and other post-retirement benefits sponsored by Sun Life U.S.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2002, 2001 and 2000

3. INVESTMENTS

Fixed Maturities

The amortized cost and fair value of fixed maturities were as follows (in 000's):

December 31, 2002

Gross

Gross

Estimated

Amortized

Unrealized

Unrealized

Fair

Cost

Gains

(Losses)

Value

Available-for-sale fixed maturities:

Non-Corporate Securities

Asset backed and mortgage backed securities

$ 320,944

$ 8,353

$ (2,822)

$ 326,475

Foreign government & agency securities

6,475

434

-

6,909

States & political subdivisions

-

-

-

-

U.S. treasury & agency securities

66,623

1,220

-

67,843

Total Non-Corporate Securities

394,042

10,007

(2,822)

401,227

Corporate Securities

Basic industry

34,613

1,737

(6)

36,344

Capital goods

37,601

2,533

(1)

40,133

Communications

88,324

3,703

(472)

91,555

Consumer cyclical

122,135

6,021

(91)

128,065

Consumer noncyclical

42,335

1,653

(683)

43,305

Energy

65,877

3,553

(346)

69,084

Finance

406,505

17,055

(2,414)

421,146

Industrial other

22,950

1,300

(15)

24,235

Technology

8,457

423

(175)

8,705

Transportation

53,816

2,947

(1,593)

55,170

Utilities

220,202

7,397

(7,412)

220,187

Total Corporate Securities

1,102,815

48,322

(13,208)

1,137,929

Total available-for-sale fixed maturities

$ 1,496,857

$ 58,329

$ (16,030)

$ 1,539,156

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2002, 2001 and 2000

3. INVESTMENTS (continued)

December 31, 2001 - Restated

Gross

Gross

Estimated

Amortized

Unrealized

Unrealized

Fair

Cost

Gains

(Losses)

Value

Available-for-sale fixed maturities:

Non-Corporate Securities

Asset backed and mortgage backed securities

$ 260,745

$ 1,034

$ (3,089)

$ 258,690

Foreign government & agency securities

16,366

342

(42)

16,666

States & political subdivisions

-

-

-

-

U.S. treasury & agency securities

33,955

167

(75)

34,047

Total Non-Corporate Securities

311,066

1,543

(3,206)

309,403

Corporate Securities

Basic industry

25,673

1,182

(624)

26,231

Capital goods

22,084

390

(169)

22,305

Communications

94,592

1,207

(935)

94,864

Consumer cyclical

85,968

789

(842)

85,915

Consumer noncyclical

59,312

597

(385)

59,524

Energy

49,696

80

(796)

48,980

Finance

231,105

5,313

(2,316)

234,102

Industrial other

11,698

96

(245)

11,549

Technology

8,023

213

-

8,236

Transportation

37,938

270

(747)

37,461

Utilities

102,637

799

(1,943)

101,493

Total Corporate Securities

728,726

10,936

(9,002)

730,660

Total available-for-sale fixed maturities

$ 1,039,792

$ 12,479

$ (12,208)

$ 1,040,063

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2002, 2001 and 2000

3. INVESTMENTS (Continued)

The amortized cost and estimated fair value by maturity periods for fixed maturities are shown below (in 000's). Actual maturities may differ from contractual maturities on asset-backed securities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or SLNY may have the right to put or sell the obligations back to the issuers.

December 31, 2002

Amortized Cost

Fair Value

Maturities of available-for-sale fixed securities:

Due in one year or less

$ 97,069

$ 97,959

Due after one year through five years

623,403

643,846

Due after five years through ten years

356,199

369,097

Due after ten years

99,242

101,779

Subtotal

1,175,913

1,212,681

Asset-backed securities

320,944

326,475

Total

$ 1,496,857

$ 1,539,156

Gross gains of $5.6 million, and $3.3 million and gross losses of $8.5 million, and $2.9 million were realized on the voluntary sale of fixed maturities for the years ended December 31, 2002 and 2001, respectively.

Fixed maturities with an amortized cost of approximately $1.0 million and $0.4 million at December 31, 2002 and 2001, respectively, were on deposit with governmental authorities as required by law.

As of December 31, 2002, 98% of SLNY's fixed maturities were investment grade.  Investment grade securities are those that are rated "BBB" or better by nationally recognized rating agencies.  During 2002, 2001 and 2000 SLNY incurred realized losses totaling $4.6 million, $0.6 million and $1.5 million, respectively, for other-than-temporary impairment of value of some of its fixed maturities after determining that not all of the unrealized losses were temporary in nature.  During 2002, $0.2 million of the 2001 losses were recovered and are included in realized gains.  During 2001, $0.6 million of the 2000 losses were recovered and were included in realized gains. SLNY has discontinued the accrual of income on several of its holdings for issuers that are in default.  The termination of accrual accounting on these holdings reduced income by $98,000, $75,000 and $50,000 for the years ended December 31, 2002, 2001 and 2000, respectively.

Mortgage loans

SLNY invests in commercial first mortgage loans throughout the United States. Investments are diversified by property type and geographic area. Mortgage loans are collateralized by the related properties and generally are no more than 70% of the properties' value at the time that the original loan is made.

SLNY monitors the condition of the mortgage loans in its portfolio.  In those cases where mortgages have been restructured, appropriate allowances for losses have been made.  In those cases where, in management's judgement, the mortgage loan's value has been impaired, appropriate losses are recorded.   SLNY had no restructured or impaired mortgage loans at December 31, 2002 and 2001, respectively.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2002, 2001 and 2000

3. INVESTMENTS (Continued)

Mortgage loans comprise the following property types and geographic regions in (000's):

December 31,

Property Type:

2002

2001 - Restated

Office building

$ 22,828

$ 6,508

Residential

-

1,060

Retail

11,967

9,865

Industrial/warehouse

11,258

3,600

Other

4,949

3,301

Valuation allowance

(81)

(81)

Total

$ 50,921

$ 24,253

December 31,

Geographic region:

2002

2001 - Restated

Arizona

$ 2,434

$ 2,524

California

5,571

1,550

Delaware

8,944

-

Florida

3,744

1,003

Georgia

-

1,060

Indiana

1,834

1,894

Maryland

3,096

3,301

Michigan

511

549

New York

7,561

2,951

Ohio

1,159

1,217

Pennsylvania

8,830

1,986

Texas

641

668

Utah

1,980

1,538

Virginia

1,160

1,200

Wisconsin

-

1,610

Other

3,537

1,283

Valuation allowance

(81)

(81)

Total

$ 50,921

$ 24,253

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2002, 2001 and 2000

3. INVESTMENTS (Continued)

At December 31, 2002, scheduled mortgage loan maturities were as follows (in 000's):

2003

$ -

2004

3,792

2005

2,538

2006

-

2007

18,195

Thereafter

26,396

Total

$ 50,921

Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations, with or without prepayment penalties, and loans may be refinanced.

SLNY has made commitments of mortgage loans on real estate and other loans into the future.  The outstanding commitments for these mortgages amount to $0.7 million and $0.5 million at December 31, 2002 and 2001, respectively.  The fair value of the outstanding commitments is not material to the Company.

4. NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized investment gains (losses) consisted of the following (in 000's):

2002

2001 - Restated

2000

Fixed maturities

$ (2,641)

$ 983

$ (1,611)

Mortgage loans

-

(81)

-

Short-term investments

3

9

-

Write-down of fixed maturities

(4,627)

(550)

(1,468)

Total

$ (7,265)

$ 361

$ (3,079)

5. NET INVESTMENT INCOME

Net investment income consisted of the following (in 000's):

2002

2001 - Restated

2000

Fixed maturities

$ 72,786

$ 19,024

$ 9,490

Mortgage loans

2,640

2,374

2,432

Policy loans

24

33

43

Other

115

41

45

Gross investment income

75,565

21,472

12,010

Less: Investment expenses

718

196

189

Net investment income

$ 74,847

$ 21,276

$ 11,821

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2002, 2001 and 2000

6. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents the carrying amounts and estimated fair values of SLNY's financial instruments at December 31, 2002 and 2001 (in 000's):

December 31, 2002

December 31, 2001 - Restated

Carrying

Estimated

Carrying

Estimated

Amount

Fair Value

Amount

Fair Value

Financial assets:

Cash and cash equivalents

$ 157,563

$157,563

$ 59,188

$ 59,188

Fixed maturities

1,539,156

1,539,156

1,040,063

1,040,063

Mortgages

50,921

56,717

24,253

25,743

Policy loans

270

270

413

413

Short-term investments

6,390

6,390

17,757

17,757

Separate account assets

514,749

514,749

665,571

665,571

Financial liabilities:

Contractholder deposit funds

$ 1,431,353

$ 1,374,908

$ 968,800

$ 917,776

Separate account liabilities

$ 514,749

$ 514,749

$ 665,571

$ 665,571

The fair values of cash and cash equivalents are estimated to be cost plus accrued interest. The fair values of short-term bonds are estimated to be amortized cost.  The fair values of publicly traded fixed maturities are based upon market prices or dealer quotes.  For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturity, repayment and liquidity characteristics.  The fair values of mortgage loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Policy loans are stated at unpaid principal balances, which approximate fair value.

The fair values of SLNY's general account insurance reserves and contractholder deposits under investment-type contracts (insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for all contracts being valued.  Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2002, 2001 and 2000

7. REINSURANCE

SLNY has an agreement with SLOC whereby SLOC reinsures the mortality risks of SLNY's group life insurance contracts.  Under this agreement, certain death benefits are reinsured on a yearly renewable term basis.  The agreement provides that SLOC will reinsure the mortality risks in excess of $50,000 per claim for group life contracts ceded by SLNY.

SLNY has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of SLNY's group long-term disability contracts.  Under this agreement, certain long-term disability benefits are reinsured on a yearly renewable term basis. The agreement provides that the unrelated company will reinsure amounts above $4,000 per claim per month for long-term disability contracts ceded by SLNY.

The effects of reinsurance were as follows (in 000's):

For the Years Ended December 31,

2002

2001

2000

Insurance premiums:

Direct

$ 25,900

$ 22,158

$ 21,484

Ceded - Affiliated

4,133

1,842

2,696

Ceded - Non-affiliated

1,482

1,129

978

Net Premiums

$ 20,285

$ 19,187

$ 17,810

Insurance and other individual policy benefits, and claims:

Direct

$ 19,644

$ 19,525

$ 17,903

Ceded - Affiliated

2,858

4,565

3,855

Ceded - Non-affiliated

358

397

418

Net policy benefits and claims

$ 16,428

$ 14,563

$ 13,630

SLNY is contingently liable for the portion of the policies reinsured under each of its existing reinsurance agreements in the event the reinsurance companies are unable to pay their portion of any reinsured claim.  Management believes that any liability from this contingency is unlikely.  However, to limit the possibility of such losses, SLNY periodically evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2002, 2001 and 2000

8.  RETIREMENT PLANS

PENSION PLAN

SLNY participates in a non-contributory defined benefit pension plan that is sponsored by Sun Life U.S., which is directly liable for the related obligations.  Benefits under all plans are based on years of service and employees' average compensation. SLNY is allocated a portion of the pension plan expenses.  The allocated expenses were $14,000, $13,000 and $52,000 for the years ended December 31, 2002, 2001 and 2000, respectively.

SLNY participates in a 401(K) plan sponsored by Sun Life U.S. for which substantially all employees of at least age 21 are eligible at date of hire.  Under the plan, employer contributions are matched up to a specified amount of the employee's contributions to the plan.  The SLNY portion of this employer contribution was $15,700, $6,200 and $8,000 for the years ended December 31, 2002, 2001 and 2000, respectively.

OTHER POST-RETIREMENT BENEFIT PLANS

In addition to pension benefits, Sun Life U.S. sponsors a plan that provides certain health, dental and life insurance benefits ("post-retirement benefits") for retired employees and dependents.  Substantially all employees of the participating companies may become eligible for these benefits if they reach normal retirement age while working for SLNY, or retire early upon satisfying an alternate age plus service condition.  Life insurance benefits are generally set at a fixed amount.  SLNY is allocated a portion of other post-retirement benefit plans expenses.  The allocated expenses were $11,000, $10,000 and $11,000 for the years ended December 31, 2002, 2001 and 2000, respectively.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2002, 2001 and 2000

9. FEDERAL INCOME TAXES

Sun NY Predecessor is included in the consolidated federal income tax return of SLOC U.S. Operations Holdings, and KBL is included as a part of Keyport's consolidated federal income tax return, as previously described in Note 1.  Federal income taxes are calculated as if SLNY was filing a separate federal income tax return.  A summary of the components of federal income tax expense in the statements of income for the years ended December 31, was as follows (in 000's):

2002

2001 - Restated

2000

Federal income tax expense (benefit):

Current

$    (6,258)

$          535

$ 2,112

Deferred

4,548

2,011

(1,154)

Total

$ (1,710)

$ 2,546

$ 958

Federal income taxes attributable to the operations are different from the amounts determined by multiplying income before federal income taxes by the expected federal income tax rate of 35%. SLNY's effective rate differs from the federal income tax rate as follows (in 000's):

2002

2001 - Restated

2000

Expected federal income tax expense (benefit)

$ (1,695)

$ 2,550

$ 944

Other

(15)

(4)

14

Federal income tax expense

$ (1,710)

$ 2,546

$ 958

The net deferred income tax liability represents the tax effects of temporary differences between the carrying amounts of assets and liabilities used for financial reporting purposes and the amounts used for income tax purposes.  The components of SLNY's deferred tax assets and liabilities as of December 31 was as follows (in 000's):

2002

2001 - Restated

Deferred tax assets:

Investments, net

$ -

$ 1,205

Actuarial liabilities

13,479

9,546

Deferred policy acquisition costs

-

236

Other

492

914

Total deferred tax assets

13,971

11,901

Deferred tax liabilities:

Investments, net

(13,131)

-

Deferred policy acquisition costs

(6,365)

-

Total deferred tax liabilities

(19,496)

-

Net deferred tax assets/(liabilities)

$ (5,525)

$ 11,901

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2002, 2001 and 2000

9. FEDERAL INCOME TAXES (Continued)

SLNY makes payments under certain tax sharing agreements.  Sun NY Predecessor had cash payments to Sun Life U.S. for federal income taxes of approximately $3.3 million and $0.3 million, for the years ended December 31, 2002 and 2001, respectively.  Similarly, KBL had cash payments to Keyport for federal income taxes of approximately $0.6 million and $0 for the years ended December 31, 2002 and 2001, respectively.

SLNY's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are made in the consolidated financial statements in anticipation of the results of these audits.  Sun NY Predecessor and KBL are currently under audit by the IRS for the years 1998 through 2000 and 1999 through October 31, 2001, respectively.  In SLNY's opinion, adequate tax liabilities have been established for all years and any adjustments that might be required for the years under audit will not have a material effect on SLNY's financial statements.  However, the amounts of these tax liabilities could be revised in the future if estimates of SLNY's ultimate liability are revised.

10. LIABILITY FOR UNPAID CLAIMS AND CLAIMS ADJUSTMENT EXPENSES

Activity in the liability for unpaid claims and claims adjustment expenses related to the group life and group disability products is summarized below (in 000's):

2002

2001

Balance at January 1

$ 23,615

$ 20,574

Less reinsurance recoverable

(6,078)

(5,067)

Net balance at January 1

17,537

15,507

Incurred related to:

Current year

12,062

11,354

Prior years

(1,946)

(786)

Total incurred

10,116

10,568

Paid losses related to:

Current year

(6,660)

(5,446)

Prior years

(3,320)

(3,092)

Total paid

(9,980)

(8,538)

Balance at December 31

24,294

23,615

Less reinsurance recoverable

(6,621)

(6,078)

Net balance at December 31

$ 17,673

$ 17,537

SLNY regularly updates its estimates of liabilities for unpaid claims and claims adjustments expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims for its group disability line of business.  Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2002, 2001 and 2000

11. DEFERRED POLICY ACQUISITION COSTS

The following illustrates the changes to the DAC asset (in 000's):

2002

2001 - Restated

Balance at January 1

$ 23,248

$ 23,799

Acquisition costs deferred

31,994

5,614

Amortized to expense during year

(8,157)

(5,137)

Adjustment for unrealized investment gains

during year

(518)

(1,028)

Balance at December 31

$ 46,567

$ 23,248

12. SEGMENT INFORMATION

SLNY conducts business principally in three operating segments and maintains a corporate segment to provide for the capital needs of the various operating segments and to engage in other financing-related activities.  Each segment was defined consistent with the way results are evaluated by the chief operating decision-maker.  Net investment income is allocated based on segmented assets by line of business.  SLNY does not materially depend on one or a few customers, brokers or agents for a significant portion of its operations.

Wealth Management

The Wealth Management segment markets and administers both individual fixed and variable annuity products.

Group Protection

The Group Protection segment markets and administers group life insurance, stop loss insurance, long-term disability and short-term disability products.  These products are sold to employers that provide group benefits for their employees.

Individual Protection

The only Individual products offered are conversions from the group life products.

Corporate

The Corporate segment includes the unallocated capital of SLNY and items not otherwise attributable to the other segments.  Management evaluates the results of the operating segments on an after-tax basis.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2002, 2001 and 2000

12. SEGMENT INFORMATION  (Continued)

The following amounts pertain to the various business segments (in 000's):

Year ended December 31, 2002

Wealth

Group

Individual

Management

Protection

Protection

Corporate

Totals

Total Revenues

$ 77,917

$ 20,181

$ 422

$ 1,033

$99,553

Total Expenditures

89,093

15,630

350

(679)

104,394

Pretax Income (Loss)

(11,176)

4,551

72

1,712

(4,841)

 Net Operating
Income (Loss)

(7,493)

3,195

51

1,116

(3,131)

Total Assets

$ 2,339,351

$ 34,946

$ 1,282

$ 16,188

$ 2,391,767

Year ended December 31, 2001 - Restated

Total Revenues

$ 27,466

$ 19,407

$ 229

$ 1,864

$ 48,966

Total Expenditures

24,876

15,930

898

155

41,859

Pretax Income (Loss)

2,590

3,477

(669)

1,709

7,107

 Net Operating
Income (Loss)

1,919

2,641

(489)

490

4,561

Total Assets

$ 1,851,291

$ 37,728

$ 1,267

$ 12,337

$ 1,902,623

Year ended December 31, 2000

Total Revenues

$ 20,066

$ 17,194

$ 224

$ (1,179)

$ 36,305

Total Expenditures

18,033

15,350

301

(76)

33,608

Pretax Income (Loss)

2,033

1,844

(77)

(1,103)

2,697

 Net Operating
Income (Loss)

1,307

1,199

(50)

(717)

1,739

Total Assets

$ 711,141

$ 30,514

$ 1,040

$ 10,677

$ 753,372

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2002, 2001 and 2000

13. REGULATORY FINANCIAL INFORMATION

SLNY is required to file quarterly and annual statements with the Insurance Department of the State of New York prepared on an accounting basis prescribed or permitted by the State of New York (statutory basis).  Statutory net income and capital stock and surplus differ from net income and shareholder's equity reported in accordance with GAAP for stock life insurance companies primarily because, under statutory basis accounting, policy acquisition costs are expensed when incurred, reserves are based on different assumptions, investments are valued differently, post-retirement benefit costs are based on different assumptions and reflect a different method of adoption, and income tax expense reflects only taxes paid or currently payable.

SLNY's statutory surplus and net income (loss) were as follows (in thousands):

Year ended December 31,

2002

2001 - Restated

2000

Statutory surplus and capital

$162,669

$133,305

$ 39,560

Statutory net (loss) income

(16,547)

(13,073)

2,589

Effective January 1, 2001, the  Insurance Department of the State of New York required that insurance companies domiciled in the State of New York prepare their statutory financial statements in accordance with the National Association of Insurance Commissioners' ("NAIC") Accounting Practices and Procedures manual, version effective January 1, 2001, subject to any deviation prescribed or permitted by the State of New York Superintendent of Insurance.

The State of New York has adopted certain prescribed accounting practices that differ from those found in the NAIC Accounting Practices and Procedures manual, version effective January 1, 2001.  Specifically, paragraphs 5 through 11 and paragraphs 17 through 19 of Statement of Statutory Accounting Principle ("SSAP") No. 10, Income Taxes, were not adopted.  In addition, all requirements related to deferred tax assets and deferred tax liabilities in paragraphs 20 and 21 of SSAP No. 10 were not adopted.  The impact of not applying SSAP No. 10 in its entirety was a decrease in SLNY's statutory surplus of $2.1 million and $1.7 million for the years ended December 31, 2002 and 2001, respectively.

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures manual, version effective January 1, 2001, are reported as changes in accounting principles in the statutory financial statements. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods.  As a result of these changes, SLNY reported a change in accounting principle in its statutory financial statements, as an adjustment that increased unassigned funds (surplus), of $62,400 as of January 1, 2001.  This adjustment is due to the valuation of SLNY's obligation for post-retirement benefits other than pensions on a NAIC basis as of January 1, 2001.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2002, 2001 and 2000

14. DIVIDEND RESTRICTIONS

SLNY's ability to pay dividends is subject to certain restrictions. The State of New York has enacted laws governing the payment of dividends to stockholders by insurers.  These laws affect the dividend paying ability of SLNY.

On September 20, 2000, New York insurance law was amended to permit a domestic stock life insurance company to distribute a dividend to its shareholders, without notice to the Superintendent of Insurance of the State of New York, where the aggregate amount of such dividend in any calendar year does not exceed the lesser of:  (1) ten percent of its surplus to policyholders as of the immediately preceding calendar year; or (2) its net gain from operations for the immediately preceding calendar year, not including realized capital gains.  Under the previous law, domestic stock life insurers were prohibited from distributing any dividends to shareholders unless the insurer filed a notice of its intention to declare a dividend and its amount with the Superintendent at least 30 days in advance of the proposed declaration, and such proposed distribution was not disapproved by the Superintendent.  No dividends were declared or paid during 2002 and 2001.  Dividends in the amount of $4.7 million were declared and paid during 2000 to Sun Life U.S.  These dividends were approved by the Board of Directors and the State of New York Insurance Department.

15. COMMITMENTS AND CONTINGENCIES

Regulatory and Industry Developments

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision.  This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies.  Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states.

Litigation

SLNY is not aware of any contingent liabilities arising from litigation, income taxes and other matters that could have a material effect upon the financial condition of SLNY.

Lease Commitments

SLNY leases various facilities and equipment under non-cancelable operating leases with terms of up to 10 years.  As of December 31, 2002, minimum future lease payments under such leases are as follows (in 000's):

2003

274

2004

182

Total

$ 456

Total rental expense for the years ended December 31, 2002, 2001 and 2000 was $1.1 million, $0.5 million and $0.4 million, respectively.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholders of Sun Life Insurance and Annuity Company of New York:

We have audited the accompanying balance sheet of Sun Life Insurance and Annuity Company of New York as of December 31, 2002, and the related statements of income, comprehensive income, stockholders' equity and cash flows for each of the three years then ended.  Our audits also included the financial statement schedules listed in the Index at Item 15.  These financial statements and financial statement schedules are the responsibility of the Company's management.  Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 2002 financial statements present fairly, in all material respects, the financial position of Sun Life Insurance and Annuity Company of New York as of December 31, 2002, and the results of its operations and its cash flows for the years ended December 31, 2002, 2001 and 2000, in conformity with accounting principles generally accepted in the United States of America.  Also, in our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As described in Note 1 to the financial statements, on December 31, 2002, Sun Life Insurance and Annuity Company of New York merged with Keyport Benefit Life Insurance Company.  The Companies became affiliates on November 1, 2001 as a result of the acquisition of Keyport Benefit Life Insurance Company's parent by Sun Life Insurance and Annuity Company of New York's ultimate parent.  The merger of Sun Life Insurance and Annuity Company of New York and Keyport Benefit Life Insurance Company was accounted for at historical cost as required by Statement of Financial Accounting Standards No. 141 "Business Combinations" for transfers of assets among affiliates.  The balance sheet of Sun Life Insurance and Annuity Company of New York as of December 31, 2001 and the related statements of income, stockholders' equity, comprehensive income and cash flows for the year then ended have been restated to give effect to the merger as of November 1, 2001.

The balance sheet of Sun Life Insurance and Annuity Company of New York as of December 31, 2001 presents the combination of the financial statements of Sun Life Insurance and Annuity Company of New York (predecessor basis) and Keyport Benefit Life Insurance Company.  Such individual financial statements were audited before the applicable effects of the changes described in the preceding paragraph.  Our report on the predecessor balance sheet of Sun Life Insurance and Annuity Company of New York expressed an unqualified opinion as to the conformity with accounting principles generally accepted in the United States of America.  The balance sheet of Keyport Benefit Life Insurance Company as of December 31, 2001 was audited by other auditors and their report on the financial statements expressed an adverse opinion as to the conformity with accounting principles generally accepted in the United States of America and an unqualified opinion as to the conformity with statutory accounting principles.  We have audited the adjustments that were applied to restate the 2001 balance sheet of Keyport Benefit Life Insurance Company to reflect the effects of the changes for the adoption of accounting principles generally accepted in the United States of America and the adjustments to give effect to the merger as described in Note 1.  In our opinion, such adjustments are appropriate and have been properly applied.

Deloitte & Touche LLP

Boston, Massachusetts

February 21, 2003

Independent Auditors' Report

To the Contract Owners in Regatta (N.Y.), Regatta Gold (N.Y.) and Regatta Extra (N.Y.) Sub-Accounts and the Board of Directors of Sun Life Insurance and Annuity Company of New York:

We have audited the accompanying statements of condition of Bond S Sub-Account, Bond Sub-Account, Capital Appreciation S Sub-Account, Capital Appreciation Sub-Account, Capital Opportunities S Sub-Account, Capital Opportunities Sub-Account, Emerging Growth S Sub-Account, Emerging Growth Sub-Account, Emerging Markets Equity S Sub-Account, Emerging Markets Equity Sub-Account, Global Asset Allocation Sub-Account, Global Governments Sub-Account, Global Growth S Sub-Account, Global Growth Sub-Account, Global Total Return S Sub-Account, Global Total Return Sub-Account, Government Securities S Sub-Account, Government Securities Sub-Account, High Yield S Sub-Account, High Yield Sub-Account, International Growth S Sub-Account, International Growth Sub-Account, International Investors Trust Sub-Account, International Value S Sub-Account, Managed Sectors S Sub-Account, Managed Sectors Sub-Account, Massachusetts Investors Growth Stock S Sub-Account, Massachusetts Investors Growth Stock Sub-Account, Massachusetts Investors Trust S Sub-Account, Massachusetts Investors Trust Sub-Account, Mid Cap Growth S Sub-Account, Mid Cap Value S Sub-Account, Money Market S Sub-Account, Money Market Sub-Account, New Discovery S Sub-Account, New Discovery Sub-Account, Research Growth and Income S Sub-Account, Research Growth and Income Sub-Account, Research International S Sub-Account, Research International Sub-Account, Research S Sub-Account, Research Sub-Account, Strategic Growth S Sub-Account, Strategic Growth Sub-Account, Strategic Income S Sub-Account, Strategic Income Sub-Account, Total Return S Sub-Account, Total Return Sub-Account, Utilities S Sub-Account, Utilities Sub-Account, Value S Sub-Account and Value Sub-Account of Sun Life (N.Y.) Variable Account C (the ''Sub-Accounts'') as of December 31, 2002, the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2002 and the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 21, 2003

Regatta (N.Y.), Regatta Gold (N.Y.) and Regatta Extra (N.Y.) Sub-Accounts Included in

Sun Life (N.Y.) Variable Account C

Statements of Condition - December 31, 2002

Assets:

 Investments in MFS/Sun Life Series Trust:

Shares

Cost

Value

 Bond S Class (MF7)

10,125

$

113,401

$

119,572

 Bond Series (BDS)

197,998

2,223,799

2,346,278

 Capital Appreciation S Class (MFD)

3,673

49,943

49,368

 Capital Appreciation Series (CAS)

1,456,870

44,237,735

19,638,602

 Capital Opportunities S Class (CO1)

4,442

44,973

41,040

 Capital Opportunities Series (COS)

355,710

6,256,464

3,297,434

 Emerging Growth S Class (MFF)

2,330

24,633

24,395

 Emerging Growth Series (EGS)

1,094,469

30,350,175

11,502,867

 Emerging Markets Equity S Class (EM1)

3,518

30,976

29,730

 Emerging Markets Equity Series (FCE)

32,870

314,538

278,736

 Global Asset Allocation Series (GAA)

191,074

2,627,587

2,025,385

 Global Governments Series (GGS)

180,577

1,876,528

2,121,781

 Global Growth S Class (GG2)

1,134

9,001

8,956

 Global Growth Series (GGR)

817,492

12,169,158

6,490,883

 Global Total Return S Class (GT2)

11,933

158,106

156,077

 Global Total Return Series (GTR)

235,877

3,418,944

3,092,350

 Government Securities S Class (MFK)

24,350

323,767

336,275

 Government Securities Series (GSS)

1,157,153

15,237,760

16,026,570

 High Yield S Class (MFC)

7,628

48,180

49,809

 High Yield Series (HYS)

1,480,625

11,099,159

9,712,898

 International Growth S Class (IG1)

2,238

18,355

18,596

 International Growth Series (FCG)

148,327

1,584,459

1,235,562

 International Investors Trust Series (MII)

235,544

2,725,795

2,185,853

 International Value S Class (MI1)

5,215

48,125

48,342

 Managed Sectors S Class (MS1)

1,922

28,864

25,313

 Managed Sectors Series (MSS)

460,329

14,612,352

6,080,942

 Massachusetts Investors Growth Stock S Class (M1B)

19,060

149,282

132,655

 Massachusetts Investors Growth Stock Series (MIS)

726,166

8,628,980

5,061,377

 Massachusetts Investors Trust S Class (MFL)

4,667

101,916

97,727

 Massachusetts Investors Trust Series (MIT)

1,694,048

57,232,763

35,591,942

 Mid Cap Growth S Class (MC1)

6,855

28,125

25,158

 Mid Cap Value S Class (MCV)

483

3,858

3,829

 Money Market S Class (MM1)

1,961

1,961

1,961

 Money Market Series (MMS)

18,168,593

18,168,593

18,168,593

 New Discovery S Class (M1A)

14,658

155,654

136,905

 New Discovery Series (NWD)

248,728

3,377,158

2,333,072

 Research Growth and Income S Class (RG1)

2,585

27,554

25,565

 Research Growth and Income Series (RGS)

238,281

3,198,906

2,363,745

 Research International S Class (RI1)

3,438

33,237

30,943

 Research International Series (RSS)

87,352

1,017,464

788,787

 Research S Class (RE1)

913

11,447

10,124

 Research Series (RES)

1,376,265

28,994,474

15,331,594

 Strategic Growth S Class (SG1)

691

3,910

3,882

 Strategic Growth Series (SGS)

49,617

375,087

279,343

 Strategic Income S Class (SI1)

7,589

73,957

78,016

 Strategic Income Series (SIS)

74,162

742,689

764,611

 Total Return S Class (MFJ)

63,236

1,072,575

1,002,290

 Total Return Series (TRS)

2,919,485

53,148,836

46,419,813

 Utilities S Class (MFE)

527

6,098

4,873

 Utilities Series (UTS)

713,470

11,617,073

6,620,997

 Value S Class (MV1)

20,588

245,241

226,673

 Value Series (MVS)

515,382

6,468,531

5,694,967

$

344,518,146

$

228,143,056

Liability:

 Payable to sponsor

(255,912)

 Net Assets

$

227,887,144

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.) and Regatta Extra (N.Y.) Sub-Accounts Included in

Sun Life (N. Y.) Variable Account C

Statements of Condition - December 31, 2002 - continued

Net Assets:

Applicable to Owners of

Reserve for

Deferred Variable Annuity Conracts

Variable

Units

Value

Annuities

Total

Consolidated Regatta Contracts:

 MF7

11,203

$

119,572

$

-

$

119,572

 BDS

189,891

2,329,105

16,966

2,346,071

 MFD

6,547

49,368

-

49,368

 CAS

1,718,560

19,584,960

5,423

19,590,383

 CO1

5,419

41,040

-

41,040

 COS

349,823

3,297,434

-

3,297,434

 MFF

3,308

24,395

-

24,395

 EGS

1,179,567

11,449,256

51,703

11,500,959

 EM1

3,271

29,730

-

29,730

 FCE

42,762

278,736

-

278,736

 GAA

178,055

2,025,385

-

2,025,385

 GGS

155,972

2,121,418

-

2,121,418

 GG2

1,059

8,956

-

8,956

 GGR

506,440

6,441,572

47,371

6,488,943

 GT2

15,432

156,077

-

156,077

 GTR

222,222

3,056,609

33,003

3,089,612

 MFK

31,653

336,275

-

336,275

 GSS

1,064,704

15,908,925

114,324

16,023,249

 MFC

4,918

49,809

-

49,809

 HYS

800,400

9,684,336

27,172

9,711,508

 IG1

2,033

18,596

-

18,596

 FCG

149,436

1,229,353

6,697

1,236,050

 MII

193,097

2,161,297

23,933

2,185,230

 MI1

5,003

48,342

-

48,342

 MS1

3,173

25,313

-

25,313

 MSS

518,515

6,057,390

21,742

6,079,132

 M1B

17,191

132,655

-

132,655

 MIS

810,817

4,958,838

98,627

5,057,465

 MFL

11,990

97,728

-

97,728

 MIT

2,710,773

35,179,108

331,486

35,510,594

 MC1

4,031

25,158

-

25,158

 MCV

488

3,829

-

3,829

 MM1

197

1,961

-

1,961

 MMS

1,431,492

17,748,061

413,137

18,161,198

 M1A

18,776

136,905

-

136,905

 NWD

237,152

2,307,202

25,055

2,332,257

 RG1

3,173

25,565

-

25,565

 RGS

245,892

2,353,505

11,038

2,364,543

 RI1

3,371

30,944

-

30,944

 RSS

91,617

788,787

-

788,787

 RE1

1,276

10,124

-

10,124

 RES

1,429,972

15,322,110

10,221

15,332,331

 SG1

501

3,882

-

3,882

 SGS

64,100

279,343

-

279,343

 SI1

7,443

78,016

-

78,016

 SIS

68,782

764,611

-

764,611

 MFJ

106,131

1,002,290

-

1,002,290

 TRS

2,734,379

45,522,517

798,424

46,320,941

 MFE

566

4,873

-

4,873

 UTS

478,770

6,550,361

67,957

6,618,318

 MV1

25,856

226,673

-

226,673

 MVS

573,552

5,661,475

33,095

5,694,570

 Net Assets

$

225,630,198

$

2,137,374

$

227,887,144

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.) and Regatta Extra (N.Y.) Sub-Accounts Included in

Sun Life (N.Y.) Variable Account C

Statements of Operations - Year Ended December 31, 2002

 MF7
Sub-Account (a)

 BDS
Sub-Account

 MFD
Sub-Account (a)

 CAS
Sub-Account

 CO1
Sub-Account (a)

 COS
Sub-Account

 MFF
Sub-Account (a)

Income and Expenses:

 Dividend income

$

4,066

$

61,796

$

-

$

47,312

$

10

$

4,194

$

-

 Mortality and expense risk charges

(1,106

)

(21,956

)

(105

)

(330,925

)

(246

)

(60,454

)

(59

)

 Administrative charges

(133

)

(2,635

)

(13

)

(39,711

)

(30

)

(7,254

)

(7

)

 Net investment income (loss)

$

2,827

$

37,205

$

(118

)

$

(323,324

)

$

(266

)

$

(63,514

)

$

(66

)

Realized and Unrealized Gains (Losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund share

$

(1,403

)

$

12,974

$

(2

)

$

(13,506,177

)

$

(2,938

)

$

(2,518,388

)

$

-

 Realized gain distribution

634

9,603

-

-

-

-

 Net realized gains (losses)

$

(769

)

$

22,577

$

(2

)

$

(13,506,177

)

$

(2,938

)

$

(2,518,388

)

$

-

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

6,171

$

122,479

$

(575

)

$

(24,599,133

)

$

(3,933

)

$

(2,959,030

)

$

(238

)

 Beginning of year

-

22,175

(26,744,053

)

-

(3,588,195

)

-

 Change in unrealized appreciation (depreciation)

$

6,171

$

100,304

$

(575

)

$

2,144,920

$

(3,933

)

$

629,165

$

(238

)

 Realized and unrealized gains (losses)

$

5,402

$

122,881

$

(577

)

$

(11,361,257

)

$

(6,871

)

$

(1,889,223

)

$

(238

)

Increase (Decrease) in net assets from operations

$

8,229

$

160,086

$

(695

)

$

(11,684,581

)

$

(7,137

)

$

(1,952,737

)

$

(304

)

 EGS
 Sub-
Account

 EM1
 Sub-
Account (a)

 FCE
 Sub-
Account

 GAA
 Sub-
Account

 GGS
 Sub-
Account

 GG2
 Sub-
Account (a)

 GGR
 Sub-
Account

Income and Expenses:

 Dividend income

$

-

$

-

$

3,288

$

78,684

$

-

$

-

$

25,413

 Mortality and expense risk charges

(201,086

)

(154

)

(4,237

)

(29,123

)

(25,628

)

(3

)

(109,689

)

 Administrative charges

(24,131

)

(18

)

(508

)

(3,495

)

(3,075

)

-

(13,162

)

 Net investment income (loss)

$

(225,217

)

$

(172

)

$

(1,457

)

$

46,066

$

(28,703

)

$

(3

)

$

(97,438

)

Realized and Unrealized Gains (Losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund share

$

(3,340,951

)

$

(532

)

$

(20,029

)

$

(247,939

)

$

(88,105

)

$

-

$

(3,018,384

)

 Realized gain distribution

-

-

-

-

-

-

 Net realized gains (losses)

$

(3,340,951

)

$

(532

)

$

(20,029

)

$

(247,939

)

$

(88,105

)

$

-

$

(3,018,384

)

Net unrealized appreciation (depreciation) on investments:

 End of year

$

(18,847,308

)

$

(1,246

)

$

(35,802

)

$

(602,202

)

$

245,253

$

(45

)

$

(5,678,275

)

 Beginning of year

14,814,707

)

-

(29,231

)

(588,943

)

(201,345

)

-

(6,663,759

)

 Change in unrealized appreciation (depreciation)

$

(4,032,601

)

$

(1,246

)

$

(6,571

)

$

(13,259

)

$

446,598

$

(45

)

$

985,484

 Realized and unrealized gains (losses)

$

(7,373,552

)

$

(1,778

)

$

(26,600

)

$

(261,198

)

$

358,493

$

(45

)

$

(2,032,900

)

Increase (Decrease) in net assets from operations

$

(7,598,769

)

$

(1,950

)

$

(28,057

)

$

(215,132

)

$

329,790

$

(48

)

$

(2,130,338

)

(a) For the period March 1, 2002 (commencement of operations) through December 31, 2002.

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.) and Regatta Extra (N.Y.) Sub-Accounts Included in

Sun Life (N.Y.) Variable Account C

Statements of Operations - Year Ended December 31, 2002 - continued

 GT2
Sub-Account(a)

 GTR
Sub-Account

 MFK
Sub-Account(a)

 GSS
Sub-Account

 MFC
Sub-Account(a)

 HYS
Sub-Account

 IG1
Sub-Account(a)

Income and Expenses:

 Dividend income

$

-

$

70,271

$

3,389

$

593,890

$

2,739

$

1,077,003

$

-

 Mortality and expense risk charges

(1,298

)

(43,311

)

(2,319

)

(168,694

)

(241

)

(130,383

)

(56

)

 Administrative charges

(156

)

(5,197

)

(278

)

(20,243

)

(29

)

(15,646

)

(7

)

 Net investment income (loss)

$

(1,454

)

$

21,763

$

792

$

404,953

$

2,469

$

930,974

$

(63

)

Realized and Unrealized Gains (Losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund share

$

(40

)

$

(328,400

)

$

515

$

386,604

$

(3,533

)

$

(1,694,517

)

$

-

 Realized gain distribution

-

-

-

-

-

-

-

 Net realized gains (losses)

$

(40

)

$

(328,400

)

$

515

$

386,604

$

(3,533

)

$

(1,694,517

)

$

-

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

(2,029

)

$

(326,594

)

$

12,508

$

788,810

$

1,629

$

(1,386,261

)

$

241

 Beginning of year

-

(586,436

)

-

499,909

-

(2,222,797

)

-

 Change in unrealized appreciation (depreciation)

$

(2,029

)

$

259,842

$

12,508

$

288,901

$

1,629

$

836,536

$

241

 Realized and unrealized gains (losses)

$

(2,069

)

$

(68,558

)

$

13,023

$

675,505

$

(1,904

)

$

(857,981

)

$

241

Increase (Decrease) in net assets from operations

$

(3,523

)

$

(46,795

)

$

13,815

$

1,080,458

$

565

$

72,993

$

178

 FCG
Sub-Account

 MII
Sub-Account

 MI1
Sub-Account(a)

 MS1
Sub-Account(a)

 MSS
Sub-Account

 M1B
Sub-Account (a)

 MIS
Sub-Account

Income and Expenses:

 Dividend income

$

6,790

$

18,805

$

-

$

-

$

-

$

88

$

9,517

 Mortality and expense risk charges

(15,629

)

(28,131

)

(148

)

(189

)

(100,568

)

(996

)

(79,600

)

 Administrative charges

(1,875

)

(3,376

)

(18

)

(23

)

(12,068

)

(120

)

(9,552

)

 Net investment income (loss)

$

(10,714

)

$

(12,702

)

$

(166

)

$

(212

)

$

(112,636

)

$

(1,028

)

$

(79,635

)

Realized and Unrealized Gains (Losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund share

$

(101,872

)

$

(186,174

)

$

(14

)

$

(30

)

$

(3,954,619

)

$

(14,807

)

$

(1,985,490

)

 Realized gain distribution

-

-

-

-

-

-

-

 Net realized gains (losses)

$

(101,872

)

$

(186,174

)

$

(14

)

$

(30

)

$

(3,954,619

)

$

(14,807

)

$

(1,985,490

)

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

(348,897

)

$

(539,942

)

$

217

$

(3,551

)

$

(8,531,410

)

$

(16,627

)

$

(3,567,603

)

 Beginning of year

(278,719

)

(586,288

)

-

-

(9,864,692

)

-

(3,278,788

)

 Change in unrealized appreciation (depreciation)

$

(70,178

)

$

46,346

$

217

(3,551

)

$

1,333,282

(16,627

)

(288,815

)

 Realized and unrealized gains (losses)

$

(172,050

)

$

(139,828

)

$

203

$

(3,581

)

$

(2,621,337

)

$

(31,434

)

$

(2,274,305

)

Increase (Decrease) in net assets from operations

$

(182,764

)

$

(152,530

)

$

37

$

(3,793

)

$

(2,733,973

)

$

(32,462

)

$

(2,353,940

)

(a) For the period March 1, 2002 (commencement of operations) through December 31, 2002.

See notes to financial statements

-

Regatta (N.Y.), Regatta Gold (N.Y.) and Regatta Extra (N.Y.) Sub-Accounts Included in

Sun Life (N.Y.) Variable Account C

Statements of Operations - Year Ended December 31, 2002 - continued

MFL

MIT

MC1

MCV

MM1

MMS

M1A

Sub-Account(a)

Sub-Account

Sub-Account

Sub-Account(b)

Sub-Account(a)

Sub-Account

Sub-Account(a)

Income and Expenses:

 Dividend income

$

-

$

479,086

$

-

$

-

$

190

$

208,896

$

-

 Mortality and expense risk charges

(429

)

(563,703

)

(232

)

(1

)

(290

)

(200,221

)

(821

)

 Administrative charges

(52

)

(67,644

)

(28

)

-

(35

)

(24,026

)

(99

)

 Net investment income (loss)

$

(481

)

$

(152,261

)

$

(260

)

$

(1

)

$

(135

)

$

(15,351

)

$

(920

)

Realized and Unrealized Gains (Losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund share

$

(67

)

$

(5,714,993

)

$

(13,802

)

$

-

$

-

$

-

$

(3,479

)

 Realized gain distribution

-

-

-

-

-

-

-

 Net realized gains (losses)

$

(67

)

$

(5,714,993

)

$

(13,802

)

$

-

$

-

$

-

$

(3,479

)

 Net unrealized appreciation  (depreciation) on investments:

 End of year

$

(4,189

)

$

(21,640,821

)

$

(2,967

)

$

(29

)

$

-

$

-

$

(18,749

)

 Beginning of year

-

(15,373,827

)

-

-

-

-

-

 Change in unrealized appreciation (depreciation)

$

(4,189

)

$

(6,266,994

)

$

(2,967

)

$

(29

)

$

-

$

-

$

(18,749

)

 Realized and unrealized gains (losses)

$

(4,256

)

$

(11,981,987

)

$

(16,769

)

$

(29

)

$

-

$

-

$

(22,228

)

Increase (Decrease) in net assets from operations

$

(4,737

)

$

(12,134,248

)

$

(17,029

)

$

(30

)

$

(135

)

$

(15,351

)

$

(23,148

)

NWD

RG1

RGS

RI1

RSS

RE1

RES

Sub-Account

Sub-Account(a)

Sub-Account

Sub-Account

Sub-Account

Sub-Account(a)

Sub-Account

Income and Expenses:

 Dividend income

$

-

$

-

$

19,576

$

-

$

2,208

$

188

$

88,643

 Mortality and expense risk charges

(38,197

)

(120

)

(35,043

)

(221

)

(10,966

)

(207

)

(257,915

)

 Administrative charges

(4,584

)

(14

)

(4,205

)

(27

)

(1,316

)

(25

)

(30,950

)

 Net investment income (loss)

$

(42,781

)

$

(134

)

$

(19,672

)

$

(248

)

$

(10,074

)

$

(44

)

$

(200,222

)

Realized and Unrealized Gains (Losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund share

$

(641,179

)

$

(14

)

$

(151,222

)

$

(1,688

)

$

(87,690

)

$

(7,570

)

$

(4,424,503

)

 Realized gain distribution

-

-

-

-

-

-

-

 Net realized gains (losses)

$

(641,179

)

$

(14

)

$

(151,222

)

$

(1,688

)

$

(87,690

)

$

(7,570

)

$

(4,424,503

)

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

(1,044,086

)

$

(1,989

)

$

(835,161

)

$

(2,294

)

$

(228,677

)

$

(1,323

)

$

(13,662,880

)

 Beginning of year

(299,740

)

-

(255,915

)

-

(209,569

)

-

(11,731,610

)

 Change in unrealized appreciation (depreciation)

$

(744,346

)

$

(1,989

)

$

(579,246

)

$

(2,294

)

$

(19,108

)

$

(1,323

)

$

(1,931,270

)

 Realized and unrealized gains (losses)

$

(1,385,525

)

$

(2,003

)

$

(730,468

)

$

(3,982

)

$

(106,798

)

$

(8,893

)

$

(6,355,773

)

Increase (Decrease) in net assets from operations

$

(1,428,306

)

$

(2,137

)

$

(750,140

)

$

(4,230

)

$

(116,872

)

$

(8,937

)

$

(6,555,995

)

(a) For the period March 1, 2002 (commencement of operations) through December 31, 2002.

(b) For the period May 1, 2002 (commencement of operations) through December 31, 2002.

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.) and Regatta Extra (N.Y.) Sub-Accounts Included in

Sun Life (N.Y.) Variable Account C

Statements of Operations - Year Ended December 31, 2002 - continued

SG1

SGS

SI1

SIS

MFJ

TRS

MFE

Sub-Account(a)

Sub-Account

Sub-Account(a)

Sub-Account

Sub-Account(a)

Sub-Account

Sub-Account(a)

Income and Expenses:

 Dividend income

$

-

$

-

$

-

$

26,298

$

4,265

$

1,596,825

$

601

 Mortality and expense risk charges

(19

)

(5,472

)

(467

)

(7,436

)

(8,610

)

(610,598

)

(91

)

 Administrative charges

(2

)

(657

)

(56

)

(892

)

(1,033

)

(73,272

)

(11

)

 Net investment income (loss)

$

(21

)

$

(6,129

)

$

(523

)

$

17,970

$

(5,378

)

$

912,955

$

499

Realized and Unrealized Gains (Losses):

 Realized gains (losses) on investment  transactions:

 Realized gains (losses) on sale of fund share

$

-

$

(140,401

)

$

79

$

(1,863

)

$

(20,123

)

$

(2,022,817

)

$

(2,755

)

 Realized gain distribution

-

-

-

-

4,425

1,648,940

-

 Net realized gains (losses)

$

-

$

(140,401

)

$

79

$

(1,863

)

$

(15,698

)

$

(373,877

)

$

(2,755

)

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

(28

)

$

(95,744

)

$

4,059

$

21,922

$

(70,285

)

$

(6,729,023

)

$

(1,225

)

 Beginning of year

-

(43,618

)

-

710

-

(2,506,225

)

-

 Change in unrealized appreciation (depreciation)

$

(28

)

$

(52,126

)

$

4,059

$

21,212

$

(70,285

)

$

(4,222,798

)

$

(1,225

)

 Realized and unrealized gains (losses)

$

(28

)

$

(192,527

)

$

4,138

$

19,349

$

(85,983

)

$

(4,596,675

)

$

(3,980

)

Increase (Decrease) in net assets from operations

$

(49

)

$

(198,656

)

$

3,615

$

37,319

$

(91,361

)

$

(3,683,720

)

$

(3,481

)

UTS

MV1

MVS

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

 Dividend income

$

358,332

$

773

$

41,832

 Mortality and expense risk charges

(113,554

)

(1,698

)

(66,803

)

 Administrative charges

(13,627

)

(204

)

(8,016

)

 Net investment income (loss)

$

231,151

$

(1,129

)

$

(32,987

)

Realized and Unrealized Gains (Losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund share

$

(3,224,968

)

$

(13,593

)

$

(224,459

)

 Realized gain distribution

-

-

-

 Net realized gains (losses)

$

(3,224,968

)

$

(13,593

)

$

(224,459

)

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

(4,996,076

)

$

(18,568

)

$

(773,564

)

 Beginning of year

(4,753,107

)

-

(93,535

)

 Change in unrealized appreciation (depreciation)

$

(242,969

)

$

(18,568

)

$

(680,029

)

 Realized and unrealized gains (losses)

$

(3,467,937

)

$

(32,161

)

$

(904,488

)

Increase (Decrease) in net assets from operations

$

(3,236,786

)

$

(33,290

)

$

(937,475

)

(a) For the period March 1, 2002 (commencement of operations) through December 31, 2002.

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.) and Regatta Extra (N.Y.) Sub-Accounts Included in

Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets

MF7

BDS

MFD

cas

CO1

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Period Ended

Year Ended

Year Ended

Period Ended

Year Ended

Year Ended

Period Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2002 (a)

2002

2001

2002 (a)

2002

2001

2002 (a)

Operations:

 Net investment income (loss)

$

2,827

$

37,205

$

8,139

$

(118

)

$

(323,324

)

$

(449,893

)

$

(266

)

 Net realized gains (losses)

(769

)

22,577

11,419

(2

)

(13,506,177

)

10,896,404

(2,938

)

 Net unrealized gains (losses)

6,171

100,304

15,142

(575

)

2,144,920

(25,348,300

)

(3,933

)

 Increase (Decrease) in net assets from operations

$

8,229

$

160,086

$

34,700

$

(695

)

$

(11,684,581

)

$

(14,901,789

)

$

(7,137

)

Contract Owner Transactions:

 Accumulation Activity:

 Purchase payments received

$

136,358

$

16,501

$

56,427

$

12,863

$

363,478

$

735,280

$

38,766

 Net transfers between Sub-Accounts and Fixed Account

(23,237

)

1,182,618

954,595

37,200

(1,687,284

)

1,062,889

9,411

 Withdrawals, surrenders, annuitizations and contract charges

(1,778

)

(217,701

)

(13,089

)

 -

(4,480,808

)

(5,479,781

)

 -

 Net accumulation activity

$

111,343

$

981,418

$

997,933

$

50,063

$

(5,804,614

)

$

(3,681,612

)

$

48,177

 Annuitization Activity:

 Annuitizations

$

 -

$

17,052

$

 -

$

 -

$

-

$

3,894

$

 -

 Annuity payments and account fees

 -

(1,171

)

 -

 -

(446

)

(12,173

)

 -

 Adjustments to annuity reserve

 -

(206

)

 -

 -

24,876

(59,881

)

 -

 Net annuitization activity

$

 -

$

15,675

$

 -

$

 -

$

24,430

$

(68,160

)

$

 -

 Increase (Decrease) in net assets from contract owner transactions

$

111,343

$

997,093

$

997,933

$

50,063

$

(5,780,184

)

$

(3,749,772

)

$

48,177

 Increase (Decrease) in net assets

$

119,572

$

1,157,179

$

1,032,633

$

49,368

$

(17,464,765

)

$

(18,651,561

)

$

41,040

Net Assets:

 Beginning of year

$

 -

$

1,188,892

$

156,259

$

 -

$

37,055,148

$

55,706,709

$

 -

 End of year

$

119,572

$

2,346,071

$

1,188,892

$

49,368

$

19,590,383

$

37,055,148

$

41,040

Units Transactions:

 Units outstanding, beginning of year

 -

104,737

14,630

 -

2,149,799

2,371,095

 -

 Purchase

13,658

1,393

5,720

1,671

30,580

45,903

4,064

 Transferred between Sub-Accounts and

 Fixed Accumulation Account

(2,283

)

102,419

86,238

4,876

(143,355

)

13,803

1,355

 Withdrawn, surrendered and annuitized

(172

)

(18,658

)

(1,851

)

 -

(318,464

)

(281,002

)

 -

 Units outstanding, end of year

11,203

189,891

104,737

6,547

1,718,560

2,149,799

5,419

(a) for the period March 1, 2002 (Commencement of operations) through December 31, 2002.

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.) and Regatta Extra (N.Y.) Sub-Accounts Included in

Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

COS

MFF

EGS

EM1

FCE

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Period Ended

Year Ended

Year Ended

Period Ended

Year Ended

Year Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2002

2001

2002(a)

2002

2001

2002 (a)

2002

2001

Operations:

 Net investment income (loss)

$

(63,514

)

$

(112,701

)

$

(66

)

$

(225,217

)

$

(376,785

)

$

(172

)

$

(1,457

)

$

(2,677

)

 Net realized gains (losses)

(2,518,388

)

1,046,125

 -

(3,340,951

)

4,781,058

(532

)

(20,029

)

(9,526

)

 Net unrealized gains (losses)

629,165

(3,530,442

)

(238

)

(4,032,601

)

(18,360,618

)

(1,246

)

(6,571

)

3,321

 Increase (Decrease) in net assets from operations

$

(1,952,737

)

$

(2,597,018

)

$

(304

)

$

(7,598,769

)

$

(13,956,345

)

$

(1,950

)

$

(28,057

)

$

(8,882

)

Contract Owner Transactions:

 Accumulation Activity:

 Purchase payments received

$

60,458

$

478,185

$

6,432

$

299,465

$

435,580

$

70

$

2,000

$

9,691

 Net transfers between Sub-Accounts and Fixed Account

(968,451

)

(130,213

)

18,267

(2,182,530

)

(1,224,035

)

31,610

199,574

39,266

 Withdrawals, surrenders, annuitizations and contract charges

(792,359

)

(650,904

)

 -

(2,063,965

)

(2,066,244

)

 -

(97,460

)

(9,874

)

 Net accumulation activity

$

(1,700,352

)

$

(302,932

)

$

24,699

$

(3,947,030

)

$

(2,854,699

)

$

31,680

$

104,114

$

39,083

 Annuitization Activity:

 Annuitizations

 Annuity payments and account fees

$

-

$

-

$

 -

$

 -

$

 -

$

 -

$

 -

$

 -

 Adjustments to annuity reserve

-

-

 -

(7,781

)

(11,373

)

 -

 -

 -

 Net annuitization activity

-

-

 -

5,005

(4,250

)

 -

 -

 -

 Increase (Decrease) in net assets from contract owner transactions

$

-

$

-

$

 -

$

(2,776

)

$

(15,623

)

$

 -

$

 -

$

 -

 Increase (Decrease) in net assets

$

(1,700,352

)

$

(302,932

)

$

24,699

$

(3,949,806

)

$

(2,870,322

)

$

31,680

$

104,114

$

39,083

$

(3,653,089

)

$

(2,899,950

)

$

24,395

$

(11,548,575

)

$

(16,826,667

)

$

29,730

$

76,057

$

30,201

Net Assets:

 Beginning of year

$

6,950,523

$

9,850,473

$

 -

$

23,049,534

$

39,876,201

$

 -

$

202,679

$

172,478

 End of year

$

3,297,434

$

6,950,523

$

24,395

$

11,500,959

$

23,049,534

$

29,730

$

278,736

$

202,679

Units Transactions:

 Units outstanding, beginning of year

506,229

530,934

 -

1,536,602

1,714,685

 -

30,074

24,973

 Purchase

5,628

30,392

855

26,182

25,104

 -

299

1,405

 Transferred between Sub-Accounts and

 Fixed Accumulation Account

(92,986

)

(8,865

)

2,453

(207,342

)

(76,570

)

3,271

26,907

5,204

 Withdrawn, surrendered and annuitized

(69,048

)

(46,232

)

 -

(175,875

)

(126,617

)

 -

(14,518

)

(1,508

)

 Units outstanding, end of year

349,823

506,229

3,308

1,179,567

1,536,602

3,271

42,762

30,074

(a) for the period March 1, 2002 (Commencement of operations) through December 31, 2002.

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.) and Regatta Extra (N.Y.) Sub-Accounts Included in

Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

GAA

GGS

GG2

GGR

GT2

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

Period Ended

Year Ended

Year Ended

Period Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2002

2001

2002

2001

2002 (a)

2002

2001

2002 (a)

Operations:

 Net investment income (loss)

$

46,066

$

104,107

$

(28,703

)

$

(38,279

)

$

(3

)

$

(97,438

)

$

(89,068

)

$

(1,454

)

 Net realized gains (losses)

(247,939

)

216,228

(88,105

)

(87,910

)

 -

(3,018,384

)

4,137,568

(40

)

 Net unrealized gains (losses)

(13,259

)

(658,606

)

446,598

27,122

(45

)

985,484

(7,368,688

)

(2,029

)

 Increase (Decrease) in net assets from operations

$

(215,132

)

$

(338,271

)

$

329,790

$

(99,067

)

$

(48

)

$

(2,130,338

)

$

(3,320,188

)

$

(3,523

)

Contract Owner Transactions:

 Accumulation Activity:

 Purchase payments received

$

28,195

$

37,550

$

7,512

$

32,987

$

9,004

$

131,679

$

98,272

$

159,600

 Net transfers between Sub-Accounts and Fixed Account

(169,365

)

(41,357

)

336,838

(222,191

)

 -

(1,140,834

)

(764,428

)

 -

 Withdrawals, surrenders, annuitizations and contract charges

(329,889

)

(271,095

)

(846,268

)

(467,584

)

 -

(1,606,642

)

(1,060,170

)

 -

 Net accumulation activity

$

(471,059

)

$

(274,902

)

$

(501,918

)

$

(656,788

)

$

9,004

$

(2,615,797

)

$

(1,726,326

)

$

159,600

 Annuitization Activity:

 Annuitizations

$

-

$

-

$

-

$

-

$

 -

$

15,848

$

 -

$

 -

 Annuity payments and account fees

-

-

-

-

 -

(4,236

)

(4,067

)

 -

 Adjustments to annuity reserve

-

-

(62

)

7

 -

(3,590

)

4,545

 -

 Net annuitization activity

$

-

$

-

$

(62

)

$

7

$

 -

$

8,022

$

478

$

 -

 Increase (Decrease) in net assets from contract owner transactions

$

(471,059

)

$

(274,902

)

$

(501,980

)

$

(656,781

)

$

9,004

$

(2,607,775

)

$

(1,725,848

)

$

159,600

 Increase (Decrease) in net assets

$

(686,191

)

$

(613,173

)

$

(172,190

)

$

(755,848

)

$

8,956

$

(4,738,113

)

$

(5,046,036

)

$

156,077

Net Assets:

 Beginning of year

$

2,711,576

$

3,324,749

$

2,293,608

$

3,049,456

$

 -

$

11,227,056

$

16,273,092

$

 -

 End of year

$

2,025,385

$

2,711,576

$

2,121,418

$

2,293,608

$

8,956

$

6,488,943

$

11,227,056

$

156,077

Units Transactions:

 Units outstanding, beginning of year

218,881

241,078

194,789

247,891

 -

701,394

802,048

 -

 Purchase

2,451

2,733

647

2,616

1,059

8,825

5,559

15,432

 Transferred between Sub-Accounts and

 Fixed Accumulation Account

(15,502

)

(3,570

)

28,057

(18,003

)

 -

(89,555

)

(47,270

)

 -

 Withdrawn, surrendered and annuitized

(27,775

)

(21,360

)

(67,521

)

(37,715

)

 -

(114,224

)

(58,943

)

 -

 Units outstanding, end of year

178,055

218,881

155,972

194,789

1,059

506,440

701,394

15,432

(a) for the period March 1, 2002 (Commencement of operations) through December 31, 2002.

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.) and Regatta Extra (N.Y.) Sub-Accounts Included in

Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

GTR

MFK

GSS

MFC

HYS

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Period Ended

Year Ended

Year Ended

Period Ended

Year Ended

Year Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2002

2001

2002 (a)

2002

2001

2002 (a)

2002

2001

Operations:

 Net investment income (loss)

$

21,763

$

112,972

$

792

$

404,953

$

509,120

$

2,469

$

930,974

$

1,006,382

 Net realized gains (losses)

(328,400

)

218,453

515

386,604

143,856

(3,533

)

(1,694,517

)

(1,016,177

)

 Net unrealized gains (losses)

259,842

(672,213

)

12,508

288,901

89,657

1,629

836,536

69,133

 Increase (Decrease) in net assets from operations

$

(46,795

)

$

(340,788

)

$

13,815

$

1,080,458

$

742,633

$

565

$

72,993

$

59,338

Contract Owner Transactions:

 Accumulation Activity:

 Purchase payments received

$

79,030

$

139,533

$

119,570

$

625,141

$

440,596

$

35,552

$

454,791

$

150,457

 Net transfers between Sub-Accounts and Fixed Account

135,241

(83,080

)

207,443

5,562,462

(559,110

)

13,692

(854,646

)

561,246

 Withdrawals, surrenders, annuitizations and contract charges

(1,055,887

)

(207,476

)

(4,553

)

(2,950,277

)

(4,454,679

)

-

(1,789,579

)

(1,651,373

)

 Net accumulation activity

$

(841,616

)

$

(151,023

)

$

322,460

$

3,237,326

$

(4,573,193

)

$

49,244

$

(2,189,434

)

$

(939,670

)

 Annuitization Activity:

 Annuitizations

$

-

$

-

$

-

$

34,247

$

-

$

-

$

-

$

-

 Annuity payments and account fees

(6,163

)

(6,573

)

-

(8,843

)

(6,349

)

-

(12,569

)

(13,435

)

 Adjustments to annuity reserve

728

(3,750

)

-

(8,400

)

8,366

-

1,265

(8,213

)

 Net annuitization activity

$

(5,435

)

$

(10,323

)

$

-

$

17,004

$

2,017

$

-

$

(11,304

)

$

(21,648

)

 Increase (Decrease) in net assets from contract owner transactions

$

(847,051

)

$

(161,346

)

$

322,460

$

3,254,330

$

(4,571,176

)

$

49,244

$

(2,200,738

)

$

(961,318

)

 Increase (Decrease) in net assets

$

(893,846

)

$

(502,134

)

$

336,275

$

4,334,788

$

(3,828,543

)

$

49,809

$

(2,127,745

)

$

(901,980

)

Net Assets:

 Beginning of year

$

3,983,458

$

4,485,592

$

-

$

11,688,461

$

15,517,004

$

-

$

11,839,253

$

12,741,233

 End of year

$

3,089,612

$

3,983,458

$

336,275

$

16,023,249

$

11,688,461

$

49,809

$

9,711,508

$

11,839,253

Units Transactions:

 Units outstanding, beginning of year

284,489

295,796

-

826,525

1,153,295

-

984,957

1,058,717

 Purchase

5,734

9,721

11,909

43,617

34,068

3,492

39,726

13,447

 Transferred between Sub-Accounts and

 Fixed Accumulation Account

9,437

(6,541

)

20,179

393,218

(41,813

)

1,426

(75,274

)

49,494

 Withdrawn, surrendered and annuitized

(77,438

)

(14,487

)

(435

)

(198,656

)

(319,025

)

-

(149,009

)

(136,701

)

 Units outstanding, end of year

222,222

284,489

31,653

1,064,704

826,525

4,918

800,400

984,957

(a) for the period March 1, 2002 (Commencement of operations) through December 31, 2002.

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.) and Regatta Extra (N.Y.) Sub-Accounts Included in

Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

IG1

FCG

MII

MI1

MS1

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Period Ended

Year Ended

Year Ended

Year Ended

Year Ended

Period Ended

Period Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2002 (a)

2002

2001

2002

2001

2002 (a)

2002 (a)

Operations:

 Net investment income (loss)

$

(63

)

$

(10,714

)

$

(8,869

)

$

(12,702

)

$

18,400

$

(166

)

$

(212

)

 Net realized gains (losses)

-

(101,872

)

55,504

(186,174

)

243,202

(14

)

(30

)

 Net unrealized gains (losses)

241

(70,178

)

(284,944

)

46,346

(758,290

)

217

(3,551

)

 Increase (Decrease) in net assets from operations

$

178

$

(182,764

)

$

(238,309

)

$

(152,530

)

$

(496,688

)

$

37

$

(3,793

)

Contract Owner Transactions:

 Accumulation Activity:

 Purchase payments received

$

-

$

92,813

$

16,014

$

24,276

$

73,257

$

14,149

$

17,166

 Net transfers between Sub-Accounts and Fixed Account

18,418

148,992

219,740

65,584

(12,740

)

34,156

11,940

 Withdrawals, surrenders, annuitizations and contract charges

-

(177,075

)

(37,897

)

(345,479

)

(161,560

)

-

-

 Net accumulation activity

$

18,418

$

64,730

$

197,857

$

(255,619

)

$

(101,043

)

$

48,305

$

29,106

 Annuitization Activity:

 Annuitizations

$

-

$

-

$

-

$

-

$

-

$

-

$

-

 Annuity payments and account fees

-

(510

)

(598

)

(4,700

)

(5,301

)

-

-

 Adjustments to annuity reserve

-

646

(526

)

601

(1,456

)

-

-

 Net annuitization activity

$

-

$

136

$

(1,124

)

$

(4,099

)

$

(6,757

)

$

-

$

-

 Increase (Decrease) in net assets from contract owner transactions

$

18,418

$

64,866

$

196,733

$

(259,718

)

$

(107,800

)

$

48,305

$

29,106

 Increase (Decrease) in net assets

$

18,596

$

(117,898

)

$

(41,576

)

$

(412,248

)

$

(604,488

)

$

48,342

$

25,313

Net Assets:

 Beginning of year

$

-

$

1,353,948

$

1,395,524

$

2,597,478

$

3,201,966

$

-

$

-

 End of year

$

18,596

$

1,236,050

$

1,353,948

$

2,185,230

$

2,597,478

$

48,342

$

25,313

Units Transactions:

 Units outstanding, beginning of year

-

142,195

121,359

212,897

220,666

-

-

 Purchase

-

11,082

1,651

2,153

5,727

1,486

1,855

 Transferred between Sub-Accounts and

 Fixed Accumulation Account

2,033

16,259

23,044

7,563

(1,170

)

3,517

1,318

 Withdrawn, surrendered and annuitized

-

(20,100

)

(3,859

)

(29,516

)

(12,326

)

-

-

 Units outstanding, end of year

2,033

149,436

142,195

193,097

212,897

5,003

3,173

(a) for the period March 1, 2002 (Commencement of operations) through December 31, 2002.

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.) and Regatta Extra (N.Y.) Sub-Accounts Included in

Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

MSS

M1B

MIS

MFL

MIT

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Period Ended

Year Ended

Year Ended

Period Ended

Year Ended

Year Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2002

2001

2002 (a)

2002

2001

2002 (a)

2002

2001

Operations:

 Net investment income (loss)

$

(112,636

)

$

(183,865

)

$

(1,028

)

$

(79,635

)

$

(96,762

)

$

(481

)

$

(152,261

)

$

(368,153

)

 Net realized gains (losses)

(3,954,619

)

1,470,868

(14,807

)

(1,985,490

)

559,205

(67

)

(5,714,993

)

5,578,051

 Net unrealized gains (losses)

1,333,282

(8,413,072

)

(16,627

)

(288,815

)

(2,792,809

)

(4,189

)

(6,266,994

)

(17,851,783

)

 Increase (Decrease) in net assets from operations

$

(2,733,973

)

$

(7,126,069

)

$

(32,462

)

$

(2,353,940

)

$

(2,330,366

)

$

(4,737

)

$

(12,134,248

)

$

(12,641,885

)

Contract Owner Transactions:

 Accumulation Activity:

 Purchase payments received

$

73,768

$

111,606

$

159,785

$

327,053

$

906,903

$

30,815

$

536,781

$

964,086

 Net transfers between Sub-Accounts and Fixed Account

(838,474

)

(447,771

)

5,332

(65,145

)

1,062,537

71,650

(3,797,159

)

(5,079

)

 Withdrawals, surrenders, annuitizations and contract charges

(1,264,458

)

(1,577,201

)

-

(595,344

)

(256,295

)

-

(6,593,275

)

(5,752,583

)

 Net accumulation activity

$

(2,029,164

)

$

(1,913,366

)

$

165,117

$

(333,436

)

$

1,713,145

$

102,465

$

(9,853,653

)

$

(4,793,576

)

 Annuitization Activity:

 Annuitizations

$

-

$

-

$

-

$

38,363

$

-

$

-

$

-

$

4,427

 Annuity payments and account fees

(4,768

)

(6,555

)

-

(12,735

)

(13,931

)

-

(49,956

)

(64,334

)

 Adjustments to annuity reserve

1,312

(3,435

)

-

6,796

(6,806

)

-

68,545

(115,035

)

 Net annuitization activity

$

(3,456

)

$

(9,990

)

$

-

$

32,424

$

(20,737

)

$

-

$

18,589

$

(174,942

)

 Increase (Decrease) in net assets from contract owner transactions

$

(2,032,620

)

$

(1,923,356

)

$

165,117

$

(301,012

)

$

1,692,408

$

102,465

$

(9,835,064

)

$

(4,968,518

)

 Increase (Decrease) in net assets

$

(4,766,593

)

$

(9,049,425

)

$

132,655

$

(2,654,952

)

$

(637,958

)

$

97,728

$

(21,969,312

)

$

(17,610,403

)

Net Assets:

 Beginning of year

$

10,845,725

$

19,895,150

$

-

$

7,712,417

$

8,350,375

$

-

$

57,479,906

$

75,090,309

 End of year

$

6,079,132

$

10,845,725

$

132,655

$

5,057,465

$

7,712,417

$

97,728

$

35,510,594

$

57,479,906

Units Transactions:

 Units outstanding, beginning of year

675,147

784,013

-

882,693

703,237

-

3,411,049

3,666,415

 Purchase

6,454

5,859

16,474

44,445

98,003

3,341

36,801

57,458

 Transferred between Sub-Accounts and

 Fixed Accumulation Account

(71,675

)

(28,608

)

717

(30,104

)

110,139

8,649

(290,324

)

(1,825

)

 Withdrawn, surrendered and annuitized

(91,411

)

(86,117

)

-

(86,217

)

(28,686

)

-

(446,753

)

(310,999

)

 Units outstanding, end of year

518,515

675,147

17,191

810,817

882,693

11,990

2,710,773

3,411,049

(a) for the period March 1, 2002 (Commencement of operations) through December 31, 2002.

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.) and Regatta Extra (N.Y.) Sub-Accounts Included in

Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

MC1

MCV

MM1

MMS

M1A

NWD

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Period Ended

Period Ended

Period Ended

Year Ended

Year Ended

Period Ended

Year Ended

Year Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2002 (a)

2002 (b)

2002 (a)

2002

2001

2002 (a)

2002

2001

Operations:

 Net investment income (loss)

$

(260

)

$

(1

)

$

(135)

$

(15,351

)

$

312,011

$

(920

)

$

(42,781

)

$

(42,647

)

 Net realized gains (losses)

(13,802

)

-

-

-

-

(3,479

)

(641,179

)

103,804

 Net unrealized gains (losses)

(2,967

)

(29

)

-

-

-

(18,749

)

(744,346

)

(240,619

)

 Increase (Decrease) in net assets from operations

$

(17,029

)

$

(30

)

$

(135)

$

(15,351

)

$

312,011

$

(23,148

)

$

(1,428,306

)

$

(179,462

)

Contract Owner Transactions:

 Accumulation Activity:

 Purchase payments received

$

54,431

$

3,859

$

138,688

$

1,102,940

$

2,166,703

$

73,267

$

235,163

$

522,210

 Net transfers between Sub-Accounts and Fixed Account

(12,244

)

-

(136,592

)

13,128,423

12,360,416

86,786

127,793

878,992

 Withdrawals, surrenders, annuitizations and contract charges

-

-

-

(12,906,949

)

(9,800,201

)

-

(413,298

)

(124,487

)

 Net accumulation activity

$

42,187

$

3,859

$

2,096

$

1,324,414

$

4,726,918

$

160,053

$

(50,342

)

$

1,276,715

 Annuitization Activity:

 Annuitizations

$

-

$

-

$

-

$

-

$

315,318

$

-

$

-

$

-

 Annuity payments and account fees

-

-

-

(15,233

)

(15,797

)

-

(1,515

)

(1,873

)

 Adjustments to annuity reserve

-

-

-

(8,893

)

5,344

-

3,913

(3,002

)

 Net annuitization activity

$

-

$

-

$

-

$

(24,126

)

$

304,865

$

-

$

2,398

$

(4,875

)

 Increase (Decrease) in net assets from contract owner transactions

$

42,187

$

3,859

$

2,096

$

1,300,288

$

5,031,783

$

160,053

$

(47,944

)

$

1,271,840

 Increase (Decrease) in net assets

$

25,158

$

3,829

$

1,961

$

1,284,937

$

5,343,794

$

136,905

$

(1,476,250

)

$

1,092,378

Net Assets:

 Beginning of year

$

-

$

-

$

-

$

16,876,261

$

11,532,467

$

-

$

3,808,507

$

2,716,129

 End of year

$

25,158

$

3,829

$

1,961

$

18,161,198

$

16,876,261

$

136,905

$

2,332,257

$

3,808,507

Units Transactions:

Units outstanding, beginning of year

-

-

-

1,324,378

931,087

-

254,495

168,713

 Purchase

5,974

488

13,909

90,009

181,482

7,921

18,886

35,021

 Transferred between Sub-Accounts and Fixed
Accumulation Account

(1,943

)

-

(13,712

)

1,023,058

987,546

10,855

123

58,938

 Withdrawn, surrendered and annuitized

-

-

-

(1,005,953

)

(775,737

)

-

(36,352

)

(8,177

)

Units outstanding, end of year

4,031

488

197

1,431,492

1,324,378

18,776

237,152

254,495

(a) for the period March 1, 2002 (Commencement of operations) through December 31, 2002.

(b) for the period May 1, 2002 (Commencement of operations) through December 31, 2002.

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.) and Regatta Extra (N.Y.) Sub-Accounts Included in

Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

RG1

RGS

RI1

RSS

RE1

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Period Ended

Year Ended

Year Ended

Period Ended

Year Ended

Year Ended

Period Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2002 (a)

2002

2001

2002 (a)

2002

2001

2002 (a)

Operations:

 Net investment income (loss)

$

(134

)

$

(19,672

)

$

(32,362

)

$

(248

)

$

(10,074

)

$

(4,922

)

$

(44

)

 Net realized gains (losses)

(14

)

(151,222

)

176,909

(1,688

)

(87,690

)

(10,313

)

(7,570

)

 Net unrealized gains (losses)

(1,989

)

(579,246

)

(619,510

)

(2,294

)

(19,108

)

(163,020

)

(1,323

)

 Increase (Decrease) in net assets from operations

$

(2,137

)

$

(750,140

)

$

(474,963

)

$

(4,230

)

$

(116,872

)

$

(178,255

)

$

(8,937

)

Contract Owner Transactions:

 Accumulation Activity:

 Purchase payments received

$

27,702

$

2,456

$

109,739

$

11,942

$

10,634

$

80,925

$

55,759

 Net transfers between Sub-Accounts and Fixed Account

-

68,372

(110,513

)

23,232

94,729

61,699

(36,698

)

 Withdrawals, surrenders, annuitizations and contract charges

-

(255,455

)

(304,089

)

-

(40,717

)

(19,772

)

-

 Net accumulation activity

$

27,702

$

(184,627

)

$

(304,863

)

$

35,174

$

64,646

$

122,852

$

19,061

 Annuitization Activity:

 Annuitizations

$

-

$

-

$

-

$

-

$

-

$

-

$

-

 Annuity payments and account fees

-

(891

)

(1,063

)

-

-

-

-

 Adjustments to annuity reserve

-

1,096

(931

)

-

-

-

-

 Net annuitization activity

$

-

$

205

$

(1,994

)

$

-

$

-

$

-

$

-

 Increase (Decrease) in net assets from contract owner transactions

$

27,702

$

(184,422

)

$

(306,857

)

$

35,174

$

64,646

$

122,852

$

19,061

 Increase (Decrease) in net assets

$

25,565

$

(934,562

)

$

(781,820

)

$

30,944

$

(52,226

)

$

(55,403

)

$

10,124

Net Assets:

 Beginning of year

$

-

$

3,299,105

$

4,080,925

$

-

$

841,013

$

896,416

$

-

 End of year

$

25,565

$

2,364,543

$

3,299,105

$

30,944

$

788,787

$

841,013

$

10,124

Units Transactions:

 Units outstanding, beginning of year

-

266,116

289,277

-

85,319

73,754

-

 Purchase

3,173

221

8,875

1,115

1,108

7,845

5,288

 Transferred between Sub-Accounts and Fixed Accumulation Account

-

2,582

(8,582

)

2,256

9,410

5,666

(4,012

)

 Withdrawn, surrendered and annuitized

-

(23,027

)

(23,454

)

-

(4,220

)

(1,946

)

-

 Units outstanding, end of year

3,173

245,892

266,116

3,371

91,617

85,319

1,276

(a) for the period March 1, 2002 (Commencement of operations) through December 31, 2002.

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.) and Regatta Extra (N.Y.) Sub-Accounts Included in

Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

RES

SG1

SGS

SI1

SIS

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Period Ended

Year Ended

Year Ended

Period Ended

Year Ended

Year Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2002

2001

2002 (a)

2002

2001

2002 (a)

2002

2001

Operations:

 Net investment income (loss)

$

(200,222

)

$

(450,687

)

$

(21

)

$

(6,129

)

$

(3,821

)

$

(523

)

$

17,970

$

7,474

 Net realized gains (losses)

(4,424,503

)

6,122,063

 -

(140,401

)

(7,783

)

79

(1,863

)

1,101

 Net unrealized gains (losses)

(1,931,270

)

(14,908,387

)

(28

)

(52,126

)

(32,065

)

4,059

21,212

(680

)

 Increase (Decrease) in net assets from operations

$

(6,555,995

)

$

(9,237,011

)

$

(49

)

$

(198,656

)

$

(43,669

)

$

3,615

$

37,319

$

7,895

Contract Owner Transactions:

 Accumulation Activity:

 Purchase payments received

$

152,698

$

551,120

$

 -

$

19,852

$

260,123

$

53,912

$

3,317

$

37,235

 Net transfers between Sub-Accounts and Fixed Account

(3,009,424

)

(1,703,970

)

3,931

(63,265

)

270,903

20,489

241,929

117,378

 Withdrawals, surrenders, annuitizations and contract charges

(2,935,794

)

(3,726,669

)

 -

(54,436

)

(8,197

)

 -

(26,038

)

(4,174

)

 Net accumulation activity

$

(5,792,520

)

$

(4,879,519

)

$

3,931

$

(97,849

)

$

522,829

$

74,401

$

219,208

$

150,439

 Annuitization Activity:

 Annuitizations

$

-

$

-

$

 -

$

-

$

-

$

 -

$

-

$

-

 Annuity payments and account fees

(843

)

(1,100

)

 -

-

-

 -

-

-

 Adjustments to annuity reserve

1,026

(985

)

 -

-

-

 -

-

-

 Net annuitization activity

$

183

$

(2,085

)

$

 -

$

-

$

-

$

 -

$

-

$

-

 Increase (Decrease) in net assets from contract owner transactions

$

(5,792,337

)

$

(4,881,604

)

$

3,931

$

(97,849

)

$

522,829

$

74,401

$

219,208

$

150,439

 Increase (Decrease) in net assets

$

(12,348,332

)

$

(14,118,615

)

$

3,882

$

(296,505

)

$

479,160

$

78,016

$

256,527

$

158,334

Net Assets:

 Beginning of year

$

27,680,663

$

41,799,278

$

 -

$

575,848

$

96,688

$

 -

$

508,084

$

349,750

 End of year

$

15,332,331

$

27,680,663

$

3,882

$

279,343

$

575,848

$

78,016

$

764,611

$

508,084

Units Transactions:

 Units outstanding, beginning of year

1,906,941

2,232,305

 -

91,155

11,374

 -

48,448

33,990

 Purchase

11,755

32,742

 -

3,287

39,932

5,413

312

3,665

 Transferred between Sub-Accounts and Fixed Accumulation Account

(249,414

)

(118,438

)

501

(17,420

)

41,137

2,030

22,424

11,259

 Withdrawn, surrendered and annuitized

(239,310

)

(239,668

)

 -

(12,922

)

(1,288

)

 -

(2,402

)

(466

)

 Units outstanding, end of year

1,429,972

1,906,941

501

64,100

91,155

7,443

68,782

48,448

(a) for the period March 1, 2002 (Commencement of operations) through December 31, 2002.

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.) and Regatta Extra (N.Y.) Sub-Accounts Included in

Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

MFJ

TRS

MFE

UTS

MV1

MVS

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Period Ended

Year Ended

Year Ended

Period Ended

Year Ended

Year Ended

Period Ended

Year Ended

Year Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2002 (a)

2002

2001

2002 (a)

2002

2001

2002 (a)

2002

2001

Operations:

 Net investment income (loss)

$

(5,378

)

$

912,955

$

1,110,657

$

499

$

231,151

$

410,046

$

(1,129

)

$

(32,987

)

$

(25,951

)

 Net realized gains (losses)

(15,698

)

(373,877

)

2,856,943

(2,755

)

(3,224,968

)

1,556,052

(13,593

)

(224,459

)

91,461

 Net unrealized gains (losses)

(70,285

)

(4,222,798

)

(4,495,136

)

(1,225

)

(242,969

)

(6,798,918

)

(18,568

)

(680,029

)

(204,542

)

 Increase (Decrease) in net assets from operations

$

(91,361

)

$

(3,683,720

)

$

(527,536

)

$

(3,481

)

$

(3,236,786

)

$

(4,832,820

)

$

(33,290

)

$

(937,475

)

$

(139,032

)

Contract Owner Transactions:

 Accumulation Activity:

 Purchase payments received

$

1,188,687

$

1,304,904

$

2,384,411

$

19,359

$

255,792

$

579,110

$

236,213

$

129,728

$

1,241,242

 Net transfers between Sub-Accounts and Fixed Account

(94,067

)

3,579,177

3,458,887

(11,005

)

(2,200,275

)

(816,990

)

23,750

2,461,185

2,368,589

 Withdrawals, surrenders, annuitizations and contract charges

(969

)

(7,810,252

)

(8,699,210

)

 -

(1,764,759

)

(1,017,768

)

 -

(425,705

)

(161,133

)

 Net accumulation activity

$

1,093,651

$

(2,926,171

)

$

(2,855,912

)

$

8,354

$

(3,709,242

)

$

(1,255,648

)

$

259,963

$

2,165,208

$

3,448,698

 Annuitization Activity:

 Annuitizations

$

-

$

16,836

$

4,141

$

 -

$

-

$

 -

$

 -

$

41,703

$

-

 Annuity payments and account fees

-

(143,826

)

(151,038

)

 -

(12,816

)

(18,706

)

 -

(2,637

)

-

 Adjustments to annuity reserve

-

13,816

(35,605

)

 -

(4,239

)

5,836

 -

(398

)

-

 Net annuitization activity

$

-

$

(113,174

)

$

(182,502

)

$

 -

$

(17,055

)

$

(12,870

)

$

 -

$

38,668

$

-

 Increase (Decrease) in net assets from contract owner

$

1,093,651

$

(3,039,345

)

$

(3,038,414

)

$

8,354

$

(3,726,297

)

$

(1,268,518

)

$

259,963

$

2,203,876

$

3,448,698

 Increase (Decrease) in net assets

$

1,002,290

$

(6,723,065

)

$

(3,565,950

)

$

4,873

$

(6,963,083

)

$

(6,101,338

)

$

226,673

$

1,266,401

$

3,309,666

Net Assets:

 Beginning of year

$

-

$

53,044,006

$

56,609,956

$

 -

$

13,581,401

$

19,682,739

$

 -

$

4,428,169

$

1,118,503

 End of year

$

1,002,290

$

46,320,941

$

53,044,006

$

4,873

$

6,618,318

$

13,581,401

$

226,673

$

5,694,570

$

4,428,169

Units Transactions:

 Units outstanding, beginning of year

-

2,874,669

2,985,871

 -

746,582

807,234

 -

382,352

88,109

 Purchase

116,473

80,731

142,303

1,801

18,995

27,941

23,133

12,237

104,775

 Transferred between Sub-Accounts and

 Fixed Accumulation Account

(10,237

)

221,026

204,548

(1,235

)

(163,474

)

(40,743

)

2,723

219,590

203,932

 Withdrawn, surrendered and annuitized

(105

)

(442,047

)

(458,053

)

 -

(123,333

)

(47,850

)

 -

(40,627

)

(14,464

)

 Units outstanding, end of year

106,131

2,734,379

2,874,669

566

478,770

746,582

25,856

573,552

382,352

(a) for the period March 1, 2002 (Commencement of operations) through December 31, 2002.

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.) and Regatta Extra (N.Y.) Sub-Accounts Included in

Sun Life (N.Y.) Variable Account C

Notes to Financial Statements

(1) Organization

Sun Life (N.Y.) Variable Account C (the ''Variable Account''), a separate account of Sun Life Insurance and Annuity Company of New York, the (''Sponsor'') (a subsidiary of Sun Life Assurance Company of Canada (U.S.)), was established on October 18, 1985 as a funding vehicle for the variable portion of certain individual combination fixed/variable annuity contracts. Sale of the Regatta (N.Y.), Regatta Gold (N.Y.) and Regatta Extra (N.Y.) contracts commenced on April 1, 1993, August 1, 1996 and October 29, 2001, respectively. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust and exists in accordance with the regulations of the New York insurance department.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific series of MFS/Sun Life Series Trust (the ''Series Trust'') as selected by contract owners. The Series Trust is an open-end management investment company registered under the Investment Company Act of 1940. Massachusetts Financial Services Company (''MFS''), an affiliate of Sun Life Assurance Company of Canada (U.S.), is the investment adviser to the Series Trust.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor's other assets and liabilities. The portion of the Variable Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Sponsor may conduct.

(2) Significant Accounting Policies

General

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations

Investments in shares of the Series Trust are recorded at their net asset value. The Series Trust values their investment securities at fair value. Transactions are recorded on a trade date basis. Realized gains and losses on sales of shares of the Series Trust are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Series Trust shares and are recognized on the ex-dividend date.

Regatta (N.Y.), Regatta Gold (N.Y.) and Regatta Extra (N.Y.) Sub-Accounts Included in

Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(2) Significant Accounting Policies - continued

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

Federal Income Tax Status

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes.

(3) Contract Charges and Related Party Transactions

A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. These deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate of 1.25% for Regatta (N.Y.) and Regatta Gold (N.Y.). The deduction for Regatta Extra (N.Y.) is at an effective annual rate of 1.30% for level 1 and 1.45% for level 2.

Each year on the contract anniversary, an account administration fee (''Account Fee'') of $30 in the case of Regatta (N.Y.) and Regatta Gold (N.Y.), and $35 in the case of Regatta Extra (N.Y.) is deducted from each contract's accumulation account. After the annuity commencement date the Account Fee is deducted pro rata from each variable annuity payment made during the year. In addition, a deduction is made from the Variable Account at the end of each valuation period (during both the accumulation period and after annuity payments begin) at an effective annual rate of 0.15% of the daily net assets of the Variable Account. These charges are paid to the Sponsor to reimburse it for administrative expenses which exceed the revenues received from the Account Fee.

Massachusetts Financial Services Company, an affiliate of Sun Life Assurance Company of Canada (U.S.), is the investment adviser to the Series Trust and charges a management fee at an effective annual rate ranging from .58% to 1.87% of the Series Trust's net assets.

The Sponsor does not deduct a sales charge from the purchase payments. However, a withdrawal charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn, when applicable, will be deducted to cover certain expenses relating to the sale of Regatta (N.Y.) and Regatta Gold (N.Y.) contracts; and 8% for Regatta Extra (N.Y.) contracts.

Regatta (N.Y.), Regatta Gold (N.Y.) and Regatta Extra (N.Y.) Sub-Accounts Included in

Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

For the year ended December 31, 2002, the Sponsor received the following amount related to the above mentioned contract and surrender charges. These charges are reflected in the ''Withdrawals, surrenders, annuitizations and contract charges'' line of the Statement of Changes in Net Assets.

Contract Charges

Surrender Charges

MFS/Sun Life Series Trust:

 Bond Series

$

647

$

3,255

 Capital Appreciation Series

15,760

42,462

 Capital Opportunities Series

2,901

10,250

 Emerging Growth Series

9,530

7,431

 Emerging Markets Equity Series

315

1,003

 International Growth Series

627

4,232

 Global Asset Allocation Series

1,406

6,253

 Global Governments Series

1,067

1,905

 Global Growth Series

4,511

30,144

 Global Total Return Series

1,341

2,619

 Government Securities Series

5,042

33,790

 High Yield Series

4,147

26,056

 International Investors Trust Series

1,110

68

 Managed Sectors Series

5,585

15,806

 Massachusetts Investors Growth Stock Series

3,218

13,182

 Massachusetts Investors Trust Series

19,272

116,277

 Money Market Series

6,740

61,733

 Value Series

1,525

5,504

 New Discovery Series

1,530

11,887

 Research Growth and Income Series

1,310

2,431

 Research International Series

349

1,260

 Research Series

12,107

25,411

 Strategic Growth Series

144

-

 Strategic Income Series

112

91

 Total Return Series

17,603

63,859

 Utilities Series

4,136

35,078

(4) Annuity Reserves

Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of 4% for Regatta (N.Y.) contracts, 3% for Regatta Gold (N.Y.) contracts. Due to the demographic of Regatta Extra (N.Y.), no reserves were required at year end for that contract type. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

Regatta (N.Y.), Regatta Gold (N.Y.) and Regatta Extra (N.Y.) Sub-Accounts Included in

Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(5) Investment Purchases and Sales

The following table shows the aggregate cost of shares purchased and proceeds from the sales of shares for each Sub-Account for the year ended December 31, 2002:

Purchases

Sales

MFS/Sun Life Series Trust:

 Bond S Class

$

185,182

$

70,378

 Bond Series

1,516,159

472,051

 Capital Appreciation S Class

50,152

207

 Capital Appreciation Series

1,660,785

7,789,169

 Capital Opportunities S Class

58,618

10,707

 Capital Opportunities Series

516,927

2,280,793

 Emerging Growth S Class

24,705

72

 Emerging Growth Series

1,000,802

5,180,833

 Emerging Markets Equity S Class

38,460

6,952

 Emerging Markets Equity Series

310,928

208,271

 Global Asset Allocation Series

233,395

658,387

 Global Governments Series

777,689

1,308,308

 Global Growth S Class

9,004

3

 Global Growth Series

430,577

3,132,198

 Global Total Return S Class

159,600

1,454

 Global Total Return Series

837,874

1,663,891

 Government Securities S Class

342,494

19,241

 Government Securities Series

8,601,179

4,933,497

 High Yield S Class

77,384

25,671

 High Yield Series

2,947,521

4,218,550

 International Growth S Class

18,414

58

 International Growth Series

401,741

348,235

 International Investors Trust Series

500,908

773,929

 International Value S Class

48,296

157

 Managed Sectors S Class

29,100

206

 Managed Sectors Series

632,903

2,779,469

 Massachusetts Investors Growth Stock S Class

249,794

85,705

 Massachusetts Investors Growth Stock Series

1,621,993

2,009,437

 Massachusetts Investors Trust S Class

102,422

439

 Massachusetts Investors Trust Series

2,467,073

12,522,943

 Mid Cap Growth S Class

79,837

37,911

 Mid Cap Value S Class

3,859

1

 Money Market S Class

138,877

136,917

 Money Market Series

20,087,856

18,794,025

 Value S Class

379,692

120,858

 Value Series

3,161,626

990,339

 New Discovery S Class

171,285

12,152

 New Discovery Series

1,045,453

1,140,090

 Research Growth and Income S Class

27,702

133

 Research Growth and Income Series

455,449

660,640

 Research International S Class

47,933

13,008

 Research International Series

225,992

171,420

 Research S Class

63,541

44,524

 Research Series

453,773

6,447,357

 Strategic Growth S Class

3,931

21

 Strategic Growth Series

100,100

204,077

 Strategic Income S Class

76,475

2,597

 Strategic Income Series

374,273

137,095

 Total Return S Class

1,262,717

170,020

 Total Return Series

10,229,081

10,720,345

 Utilities S Class

19,960

11,106

 Utilities Series

1,220,890

4,711,799

Regatta (N.Y.), Regatta Gold (N.Y.) and Regatta Extra (N.Y.) Sub-Accounts Included in

Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights

The summary of unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2002, follows.

At December 31

For year ended December 31

Unit Fair Value

Units

lowest to highest (if applicable)

Net Assets

 Investment
Income Ratio*

 Expense Ratio
lowest to highest**

 Total Return
lowest to highest***

MF7

December 31, 2002 (a)

11,203

$10.6700 to $ 10.6840

$

119,572

5.38%

1.45% to 1.60%

6.70% to 6.84%

BDS

December 31, 2002

189,891

12.2687

2,346,071

3.47

1.40

8.08

December 31, 2001

104,737

11.3517

1,188,892

2.59

1.30 to 1.45

6.30

MFD

December 31, 2002 (a)

6,547

7.5366 to 7.5465

49,368

-

1.45 to 1.60

(24.63) to (24.53)

CAS

December 31, 2002

1,718,560

9.7046 to 14.5983

19,590,383

0.18

1.40

(33.32)

December 31, 2001

2,149,799

14.5540 to 21.8936

37,055,148

0.36

1.25 to 1.45

(26.35)

CO1

December 31, 2002 (a)

5,419

7.5719 to 7.5819

41,040

0.05

1.45 to 1.60

(24.28) to (24.18)

COS

December 31, 2002

349,823

9.4264

3,297,434

0.09

1.40

(31.36)

December 31, 2001

506,229

13.7322

6,950,523

-

1.30 to 1.45

(26.00)

MFF

December 31, 2002 (a)

3,308

7.3697 to 7.3794

24,395

-

1.45 to 1.60

(26.30) to (26.21)

EGS

December 31, 2002

1,179,567

9.7019

11,550,959

-

1.40

(35.09)

December 31, 2001

1,536,602

14.9457

23,049,534

-

1.30 to 1.45

(35.49)

EM1

December 31, 2002 (a)

3,271

9.0901 to 9.1020

29,730

-

1.45 to 1.60

(9.10) to (8.98)

FCE

December 31, 2002

42,762

6.5154

278,736

0.99

1.40

(3.29)

December 31, 2001

30,074

6.7371

202,679

-

1.30 to 1.45

(2.41)

GAA

December 31, 2002

178,055

11.3568

2,025,385

3.34

1.40

(8.20)

December 31, 2001

218,881

12.3712

2,711,576

4.89

1.30 to 1.45

(10.18)

GGS

December 31, 2002

155,972

12.2376 to 14.9481

2,121,418

-

1.40

18.96

December 31, 2001

194,789

10.2875 to 12.5661

2,293,608

-

1.25 to 1.45

(3.50)

GG2

December 31, 2002 (a)

1,059

8.4597

8,956

-

1.60

(15.40)

GGR

December 31, 2002

506,440

11.9165 to 13.9928

6,488,943

0.29

1.40

(20.48)

December 31, 2001

701,394

14.9862 to 17.5974

11,227,056

0.70

1.30 to 1.45

(20.80)

GT2

December 31, 2002 (a)

15,432

10.1138

156,077

-

1.45

1.14

GTR

December 31, 2002

222,222

13.7581

3,085,612

1.99

1.40

(0.79)

December 31, 2001

284,489

13.8673

3,983,458

4.12

1.30 to 1.45

(7.49)

MFK

December 31, 2002 (a)

31,653

10.6196 to 10.6336

336,275

2.07

1.45 to 1.60

6.20 to 6.34

GSS

December 31, 2002

1,064,704

14.4361 to 16.3999

16,023,249

4.33

1.40

8.29

December 31, 2001

826,525

13.3313 to 15.1449

11,688,461

5.48

1.25 to 1.45

5.96

MFC

December 31, 2002 (a)

4,918

10.1246 to 10.1379

49,809

15.55

1.45 to 1.60

1.25 to 1.38

HYS

December 31, 2002

800,400

11.5494 to 14.6072

9,711,508

10.18

1.40

1.28

December 31, 2001

984,957

11.4032 to 14.4223

11,839,253

9.68

1.25 to 1.45

0.34

IG1

December 31, 2002 (a)

2,033

9.1398 to 9.1518

18,596

-

1.45 to 1.60

(8.60) to (8.48)

FCG

December 31, 2002

149,436

8.2285

1,229,353

0.53

1.40

(13.10)

December 31, 2001

142,195

9.4694

1,353,948

0.70

1.30 to 1.45

(17.06)

MII

December 31, 2002

193,097

11.1880

2,185,230

0.82

1.40

(7.24)

December 31, 2001

212,897

12.0613

2,597,478

0.31

1.30 to 1.45

(15.77)

MI1

December 31, 2002 (a)

5,003

9.6620

48,342

-

1.60

(3.88)

  for the period March 1, 2002 (commencement of operations) through December 31, 2002. Investment Income Ratio and Expense Ratio have been annualized.

Regatta (N.Y.), Regatta Gold (N.Y.) and Regatta Extra (N.Y.) Sub-Accounts Included in

Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights - continued

At December 31

For year ended December 31

Unit Fair Value

Units

lowest to highest (if applicable)

Net Assets

 Investment
Income Ratio*

 Expense Ratio
lowest to highest**

 Total Return
lowest to highest***

MS1

December 31, 2002 (a)

3,173

$

7.9776

$

25,313

-%

1.60%

(20.22)%

MSS

December 31, 2002

518,515

10.3281 to 14.4442

6,079,132

-

1.40

(27.01)

December 31, 2001

675,147

14.1506 to 19.7902

10,845,725

-

1.25 to 1.45

(36.41)

M1B

December 31, 2002 (a)

17,191

7.7120 to 7.7222

132,655

0.12

1.45 to 1.60

(22.78) to (22.77)

MIS

December 31, 2002

810,817

6.1146

5,047,465

0.15

1.40

(29.05)

December 31, 2001

882,693

8.6184

7,712,417

0.11

1.30 to 1.45

(25.94)

MFL

December 31, 2002 (a)

11,990

8.1481 to 8.1588

97,728

-

1.45 to 1.60

(18.52) to (18.41)

MIT

December 31, 2002

2,710,773

12.0229 to 17.7703

35,510,594

1.04

1.40

(22.32)

December 31, 2001

3,411,049

15.4765 to 22.8749

57,479,906

0.81

1.25 to 1.45

(16.90)

MC1

December 31, 2002 (a)

4,031

6.2399 to 6.2481

25,158

-

1.45 to 1.60

(37.60) to (37.52)

MCV

December 31, 2002 (b)

488

7.8444

3,829

-

1.60

(21.56)

MM1

December 31, 2002 (a)

197

9.9468

1,961

1.33

1.60

(0.53)

MMS

December 31, 2002

1,431,492

11.9762 to 13.1419

18,161,198

1.24

1.40

(0.12)

December 31, 2001

1,324,378

11.9911 to 13.1582

16,876,261

3.55

1.25 to 1.45

2.34

M1A

December 31, 2002 (a)

18,776

7.2869 to 7.2965

136,905

-

1.45 to 1.60

(27.13) to (27.04)

NWD

December 31, 2002

237,152

9.7270

2,332,257

-

1.40

(34.38)

December 31, 2001

254,495

14.8233

3,808,507

-

1.30 to 1.45

(6.43)

RG1

December 31, 2002 (a)

3,173

8.0601 to 8.0495

25,565

-

1.45 to 1.60

(19.50) to (19.40)

RGS

December 31, 2002

245,892

9.5433

2,364,543

0.69

1.40

(22.49)

December 31, 2001

266,116

12.3124

3,299,105

0.45

1.30 to 1.45

(12.13)

RI1

December 31, 2002 (a)

3,371

9.1793 to 9.1914

30,944

-

1.40

(8.21) to (8.09)

RSS

December 31, 2002

91,617

8.6056

788,787

0.25

1.40

(12.70)

December 31, 2001

85,319

9.8579

841,013

0.81

1.30 to 1.45

(18.90)

RE1

December 31, 2002 (a)

1,276

7.9359

10,124

1.36

1.60

(20.64)

RES

December 31, 2002

1,429,972

10.7105

15,332,331

0.42

1.40

(26.18)

December 31, 2001

1,906,941

14.5082

27,680,663

0.03

1.30 to 1.45

(22.48)

SG1

December 31, 2002 (a)

501

7.7404

3,882

-

1.60

(22.60)

SGS

December 31, 2002

64,100

4.3547

279,343

-

1.40

(31.07)

December 31, 2001

91,155

6.3172

575,848

-

1.30 to 1.45

(25.68)

SI1

December 31, 2002 (a)

7,443

10.4780 to 10.4918

78,016

-

1.45 to 1.60

4.78 to 4.92

SIS

December 31, 2002

68,782

11.1163

764,611

4.41

1.40

6.00

December 31, 2001

48,448

10.4868

508,084

3.11

1.30 to 1.45

1.92

MFJ

December 31, 2002 (a)

106,131

9.4345 to 9.4469

1,002,290

0.69

1.45 to 1.60

(5.66) to (5.53)

TRS

December 31, 2002

2,734,379

15.3567 to 20.3682

46,320,941

3.17

1.40

(7.02)

December 31, 2001

2,874,669

16.5156 to 21.9054

53,044,006

3.48

1.25 to 1.45

(0.88)

MFE

December 31, 2002 (a)

566

8.6075

4,873

8.53

1.60

(13.92)

UTS

December 31, 2002

478,770

13.0025 to 17.4356

6,618,318

3.82

1.40

(24.90)

December 31, 2001

746,582

17.3147 to 23.2179

13,581,401

3.86

1.25 to 1.45

(25.36)

(a) for the period March 1, 2002 (Commencement of operations) through December 31, 2002.

(b) for the period May 1, 2002 (Commencement of operations) through December 31, 2002.

Regatta (N.Y.), Regatta Gold (N.Y.) and Regatta Extra (N.Y.) Sub-Accounts Included in

Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights - continued

At December 31

For year ended December 31

Unit Fair Value

Units

lowest to highest (if applicable)

Net Assets

 Investment
Income Ratio*

 Expense Ratio
lowest to highest**

 Total Return
lowest to highest***

MV1

December 31, 2002 (a)

25,856

$ 8.7622 to 8.7737

$

226,673

0.64%

1.45 to 1.60%

(12.38) to (12.26)%

MVS

December 31, 2002

573,552

9.8707

5,694,570

0.77

1.40

(14.77)

December 31, 2001

382,352

11.5813

4,428,169

0.44

1.30 to 1.45

(8.77)

  Represents the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expense, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invest.

** Ratio represents the annualized contract expenses of the separate account. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expense of the underlying fund are excluded.

*** Represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

  for the period March 1, 2002 (Commencement of operations) through December 31, 2002. Investment Income Ratio and Expense Ratio have been annualized.

INDEPENDENT AUDITORS' REPORT

To the Participants in Futurity New York and Futurity Accolade New York Sub-Accounts and the Board of Directors of Sun Life Insurance and Annuity Company of New York:

We have audited the accompanying statements of condition of AIM V.I. Capital Appreciation Sub-Account, AIM V.I. Growth Sub-Account, AIM V.I. Growth and Income Sub-Account, AIM V.I. International Equity Sub-Account, Arnhold and S. Bleichroader First Eagle SoGen Overseas Sub-Account, Alger American Growth Sub-Account, Alger American Income and Growth Sub-Account, Alger American Small Capitalization Sub-Account, Alliance VP Premier Growth Sub-Account, Alliance VP Growth and Income Sub-Account, Alliance VP Worldwide Privatization Sub-Account, Alliance VP Quasar Sub-Account, Fidelity VIP Contrafund Sub-Account, Fidelity VIP Overseas Sub-Account, Fidelity VIP Growth Sub-Account, Goldman Sachs VIT CORE Large Cap Growth Sub-Account, Goldman Sachs VIT CORE Small Cap Equity Sub-Account, Goldman Sachs VIT CORE U.S. Equity Sub-Account, Goldman Sachs Growth and Income Sub-Account, Goldman Sachs International Equity Sub-Account, INVESCO VIF Small Company Growth Sub-Account, J.P. Morgan U.S. Disciplined Equity Sub-Account, J.P. Morgan International Opportunities Sub-Account, J.P. Morgan Small Company Sub-Account, Lord Abbett Growth and Income Sub-Account, Lord Abbett Mid Cap Value Sub-Account, Lord Abbett International Sub-Account, MFS/Sun Life Capital Appreciation Sub-Account, MFS/Sun Life Capital Appreciation S Sub-Account, MFS/Sun Life Emerging Growth Sub-Account, MFS/Sun Life Government Securities Sub-Account, MFS/Sun Life Government Securities S Sub-Account, MFS/Sun Life High Yield Sub-Account, MFS/Sun Life High Yield S Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock S Sub-Account, MFS/Sun Life Massachusetts Investors Trust Sub-Account, MFS/Sun Life Massachusetts Investors Trust S Sub-Account, MFS/Sun Life New Discovery Sub-Account, MFS/Sun Life New Discovery S Sub-Account, MFS/Sun Life Total Return Sub-Account, MFS/Sun Life Total Return S Sub-Account, MFS/Sun Life Utilities Sub-Account, MFS/Sun Life Utilities S Sub-Account, OCC Accumulation Equity Sub-Account, OCC Accumulation Mid Cap Sub-Account, OCC Accumulation Small Cap Sub-Account, OCC Accumulation Managed Sub-Account, PIMCO VIT High Yield Sub-Account, PIMCO VIT Emerging Markets Bond Sub-Account, PIMCO VIT Total Return Sub-Account, Sun Capital Money Market Sub-Account, Sun Capital Investment Grade Bond Sub-Account, Sun Capital Real Estate Sub-Account, SC Select Equity Sub-Account, SC Blue Chip Mid Cap Sub-Account, SC Investors Foundation Sub-Account , SC Davis Venture Value Sub-Account, SC Value Equity Sub-Account, SC Value Mid Cap Sub-Account, SC Value Small Cap Sub-Account, SC Value Managed Sub-Account, SC INVESCO Technology Sub-Account, SC INVESCO Health Sciences Sub-Account, SC Neuberger Berman Mid Cap Value Sub-Account, SC Alger Growth Sub-Account, SC Alger Income & Growth Sub-Account and SC Alger Small Capitalization Sub-Account of Sun Life (N.Y.) Variable Account C (the "Sub-Accounts") as of December 31, 2002, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of December 31, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2002, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 21, 2003

Futurity New York and Futurity Accolade New York

Sun Life (N. Y.) Variable Account C

Statements of Condition - December 31, 2002

Assets:

Investments in:

 AIM Variable Insurance Fund, Inc.

Shares

Cost

Value

 V.I. Capital Appreciation Fund (AI1)

7,709

$

167,753

$

126,664

 V.I. Growth Fund (AI2)

7,139

101,172

80,671

 V.I. Growth and Income Fund (AI3)

4,631

93,734

78,673

 V.I. International Equity Fund (AI4)

9,533

142,996

119,067

 Arnhold and S. Bleichroader Advisers, Inc.

 First Eagle SoGen Overseas Variable Fund (SGI)

4,598

63,950

68,790

 The Alger American Fund

 Growth Portfolio (AL1)

3,715

143,670

91,492

 Income and Growth Portfolio (AL2)

10,580

109,283

76,602

 Small Capitalization Portfolio (AL3)

2,743

45,234

33,487

 Alliance Variable Products Series Fund, Inc.

 Premier Growth Fund (AN1)

761

14,036

13,156

 Growth and Income Fund (AN3)

551

9,140

9,087

 Worldwide Privatization Fund (AN4)

339

3,931

3,892

 Quasar Fund (AN5)

477

3,467

3,236

 Fidelity Variable Insurance Products Funds

 VIP Contrafund (FL1)

314

5,660

5,635

 VIP Overseas Fund (FL2)

228

2,595

2,482

 VIP Growth Fund (FL3)

1,620

38,061

37,600

 Goldman Sachs Variable Insurance Trust

 CORE Large Cap Growth Fund (GS1)

-

-

-

 CORE Small Cap Equity Fund (GS2)

6,921

76,445

63,603

 CORE US Equity Fund (GS3)

4,237

45,572

35,972

 Growth and Income Fund (GS4)

10,318

95,243

83,988

 International Equity Fund (GS5)

14,467

111,844

104,885

 INVESCO Variable Investment Funds, Inc.

 Small Company Growth Fund (IV2)

238

2,479

2,413

 J.P. Morgan Series Trust II

 U.S. Disciplined Equity Portfolio (JP1)

1,974

22,529

19,428

 International Opportunities Portfolio (JP2)

2,406

20,608

17,324

 Small Company Portfolio (JP3)

7,303

92,637

75,517

 Lord Abbett Series Fund, Inc.

 Growth and Income Portfolio (LA1)

39,844

852,825

750,255

 Mid Cap Value (LA2)

2,470

34,235

34,236

 International Portfolio (LA3)

1,330

7,072

6,785

 MFS/Sun Life Series Trust

 Capital Appreciation Series (CAS)

2,234

48,301

30,108

 Emerging Growth Series (EGS)

13,713

179,581

144,128

 High Yield Series (HYS)

47,762

306,443

313,322

 New Discovery S Class (M1A)

4,642

43,025

43,357

 Massachusetts Investors Growth Stock S Class (M1B)

507

3,642

3,528

 High Yield S Class (MFC)

1,574

10,104

10,278

 Capital Appreciation S Class (MFD)

51

697

685

 Utilities S Class (MFE)

493

4,395

4,556

 Total Return S Class (MFJ)

9,925

156,904

157,312

 Government Securities S Class (MFK)

42,809

580,703

591,198

 Massachusetts Investors Trust S Class (MFL)

343

7,231

7,180

 Government Securities Series (GSS)

90,718

1,227,893

1,256,445

 Massachusetts Investors Growth Stock Series (MIS)

22,377

215,635

155,969

 Massachusetts Investors Trust Series (MIT)

8,434

205,014

177,200

 New Discovery Series (NWD)

14,906

171,648

139,816

 Total Return Series (TRS)

121,408

1,995,242

1,930,384

 Utilities Series (UTS)

15,223

180,526

141,267

 OCC Accumulation Trust

 Equity Portfolio (OP1)

266

7,787

6,821

 Mid Cap Portfolio (OP2)

6,854

91,323

83,137

 Small Cap Portfolio (OP3)

2,999

87,433

64,534

 Managed Portfolio (OP4)

29

1,044

945

See notes to financial statements.

Futurity New York and Futurity Accolade New York

Sun Life (N.Y.) Variable Account C

Statements of Condition - December 31, 2002 - continued

 PIMCO Variable Insurance Trust

Shares

Cost

Value

 High Yield Portfolio (PHY)

7,145

$ 48,798

$ 51,232

 Emerging Markets Bond Portfolio (PMB)

5,437

57,814

62,414

 Total Return Portfolio (PTR)

6,815

69,064

69,721

 Sun Capital Advisers Trust

 Sun Capital Money Market Fund (SC1)

342,548

342,548

342,548

 Sun Capital Investment Grade Bond Fund (SC2)

79,192

758,547

762,620

 Sun Capital Real Estate Fund (SC3)

53,469

626,990

593,511

 SC Select Equity Fund (SC4)

2,738

23,653

18,096

 SC Blue Chip Mid Cap Fund (SC5)

25,978

324,799

297,964

 SC Investors Foundation Fund (SC6)

1,956

16,643

13,043

 SC Davis Venture Value Fund (SC7)

614

4,598

4,497

 SC Value Equity Fund (SC9)

32,520

249,950

244,548

 SC Value Mid Cap Fund (SCA)

12,074

120,002

124,601

 SC Value Small Cap Fund (SCB)

16,786

174,458

166,856

 SC Value Managed Fund ( SCC)

479

4,044

3,916

 SC INVESCO Technology Fund ( SCD)

-

-

-

 SC INVESCO Health Sciences Fund ( SCF)

-

-

-

 SC Neuberger Berman Mid Cap Value Fund (SCH)

363

3,354

3,238

 SC Alger Growth Fund (SCJ)

2,565

20,491

18,262

 SC Alger Income & Growth Fund (SCK)

10,819

93,500

79,628

 SC Alger Small Capitalization Fund (SCL)

3,818

30,176

29,052

 Net assets

$ 10,800,171

$ 10,092,857

Applicable to Owners of

Net Assets Applicable Contract Owners:

Deferred Variable Annuity Contracts

 Futurity Contracts:

Units

Value

 AIM Variable Insurance Fund, Inc.

 AI1

26,017

$ 126,664

 AI2

24,105

80,671

 AI3

14,757

78,673

 AI4

24,189

119,067

 AI5

 Arnhold and S. Bleichroader Advisers, Inc.

 SGI

6,178

68,790

 The Alger American Fund

 AL1

19,390

91,492

 AL2

13,933

76,602

 AL3

8,502

33,487

 Alliance Variable Products Series Fund, Inc.

 AN1

1,704

13,156

 AN3

1,110

9,087

 AN4

403

3,892

 AN5

434

3,236

 Fidelity Variable Insurance Products Funds

 FL1

615

5,635

 FL2

298

2,482

 FL3

5,101

37,600

 Goldman Sachs Variable Insurance Trust

 GS1

-

-

 GS2

7,340

63,603

 GS3

5,928

35,972

 GS4

11,369

83,988

 GS5

19,724

104,885

 INVESCO Variable Investment Funds, Inc.

 IV2

313

2,413

 J.P. Morgan Series Trust II

 JP1

3,350

19,428

 JP2

3,051

17,324

 JP3

11,380

75,517

See notes to financial statements.

Futurity New York and Futurity Accolade New York

Sun Life (N.Y.) Variable Account C

Statements of Condition - December 31, 2002 - continued

Applicable to Owners of

Deferred Variable Annuity Contracts

Units

Value

 Lord Abbett Series Fund, Inc.

 LA1

87,406

$ 750,255

 LA2

3,755

34,236

 LA3

783

6,785

 MFS/Sun Life Series Trust

 CAS

7,095

30,108

 EGS

41,887

144,128

 HYS

33,490

313,322

 M1A

5,950

43,357

 M1B

457

3,528

 MFC

1,015

10,278

 MFD

91

685

 MFE

529

4,556

 MFJ

16,655

157,312

 MFK

55,632

591,198

 MFL

882

7,180

 GSS

100,562

1,256,445

 MIS

32,786

155,969

 MIT

27,511

177,200

 NWD

23,861

139,816

 TRS

183,625

1,930,384

 UTS

24,827

141,267

 OCC Accumulation Trust

 OP1

858

6,821

 OP2

7,850

83,137

 OP3

5,785

64,534

 OP4

118

945

 PIMCO Variable Insurance Trust

 PHY

4,732

51,232

 PMB

5,372

62,414

 PTR

6,909

69,721

 Sun Capital Advisers Trust

 SC1

32,676

342,548

 SC2

64,777

762,620

 SC3

46,987

593,511

 SC4

3,528

18,096

 SC5

34,326

297,964

 SC6

2,073

13,043

 SC7

508

4,497

 SC9

31,561

244,548

 SCA

13,681

124,601

 SCB

22,054

166,856

 SCC

485

3,916

 SCD

-

 -

 SCF

-

 -

 SCH

358

3,238

 SCJ

2,434

18,262

 SCK

10,226

79,628

 SCL

3,788

29,052

$ 10,092,857

See notes to financial statements.

Futurity New York and Futurity Accolade New York

Sun Life (N.Y.) Variable Account C

Statements of Operations - Year Ended December 31, 2002

 AI1
 Sub-
Account

 AI2
 Sub-
Account

 AI3
 Sub-
Account

 AI4
 Sub-
Account

 SGI
 Sub-
Account

 AL1
 Sub-
Account

Income and expenses:

 Dividend income

$

 -

$

 -

$

292

$

765

$

167

$

46

 Mortality and expense risk charges

(1,467

)

(839

)

(937

)

(1,305

)

(181

)

(1,359

)

 Distribution expense charges

(176

)

(101

)

(112

)

(157

)

(22

)

(163

)

 Net investment income (loss)

$

(1,643

)

$

(940

)

$

(757

)

$

(697

)

$

(36

)

$

(1,476

)

Realized and unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Net realized gains (losses) on sale of fund shares

$

(8,957

)

$

(9,232

)

$

(6,000

)

$

(12,982

)

$

212

$

(2,231

)

 Realized gain distribution

-

-

-

-

925

-

 Net realized gains (losses)

$

(8,957

)

$

(9,232

)

$

(6,000

)

$

(12,982

)

$

1,137

$

(2,231

)

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

(41,089

)

$

(20,501

)

$

(15,061

)

$

(23,929

)

$

4,840

$

(52,178

)

 Beginning of year

(15,841

)

(2,797

)

(4,288

)

(12,542

)

-

(8,953

)

 Change in unrealized appreciation (depreciation)

$

(25,248

)

$

(17,704

)

$

(10,773

)

$

(11,387

)

$

4,840

$

(43,225

)

 Realized and unrealized gains (losses)

$

(34,205

)

$

(26,936

)

$

(16,773

)

$

(24,369

)

$

5,977

$

(45,456

)

Increase (Decrease) in net assets from operations

$

(35,848

)

$

(27,876

)

$

(17,530

)

$

(25,066

)

$

5,941

$

(46,932

)

 AL2
 Sub-
Account

 AL3
Sub-
Account

 AN1
Sub-
Account

 AN3
 Sub-
Account

 AN4
 Sub-
Account

 AN5
 Sub-
Account

Income and expenses:

 Dividend income

$

827

$

-

$

 -

$

 -

$

16

$

 -

 Mortality and expense risk charges

(1,229

)

(404

)

(67

)

(40

)

(20

)

(16

)

 Distribution expense charges

(148

)

(49

)

(8

)

(5

)

(2

)

(2

)

 Net investment income (loss)

$

(550

)

$

(453

)

$

(75

)

$

(45

)

$

(6

)

$

(18

)

Realized and unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Net realized gains (losses) on sale of fund shares

$

(10,036

)

$

(729

)

$

(20

)

$

(15

)

$

(21

)

$

(8

)

 Realized gain distribution

-

-

 -

 -

 -

 -

 Net realized gains (losses)

$

(10,036

)

$

(729

)

$

(20

)

$

(15

)

$

(21

)

$

(8

)

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

(32,681

)

$

(11,747

)

$

(880

)

$

(53

)

$

(39

)

$

(231

)

 Beginning of year

(2,043

)

(828

)

 -

-

 -

 -

 Change in unrealized appreciation (depreciation)

$

(30,638

)

$

(10,919

)

$

(880

)

$

(53

)

$

(39

)

$

(231

)

 Capital gain distributions

 Realized and unrealized gains (losses)

$

(40,674

)

$

(11,648

)

$

(900

)

$

(68

)

$

(60

)

$

(239

)

Increase (Decrease) in net assets from operations

$

(41,224

)

$

(12,101

)

$

(975

)

$

(113

)

$

(66

)

$

(257

)

See notes to financial statements.

Futurity New York and Futurity Accolade New York

Sun Life (N.Y.) Variable Account C

Statements of Operations - Year Ended December 31, 2002 - continued

 FL1
 Sub-
Account

 FL2
 Sub-
Account

 FL3
 Sub-
Account

 GS1
 Sub-
Account

 GS2
 Sub-
Account

 GS3
 Sub-
Account

Income and expenses:

 Dividend income

$

 -

$

-

$

-

$

-

$

191

$

239

 Mortality and expense risk charges

(5

)

(113

)

(220)

(153

)

(509

)

(494

)

 Distribution expense charges

(1

)

(13

)

(27)

(18

)

(61

)

(59

)

 Net investment income (loss)

$

(6

)

$

(126

)

$

(247)

$

(171

)

$

(379

)

$

(314

)

Realized and unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Net realized gains (losses) on sale of fund shares

$

(1

)

$

(5,890

)

$

(4,355

)

$

(5,801

)

$

(739

)

$

(2,268

)

 Realized gain distribution

 -

-

-

-

-

-

 Net realized gains (losses)

$

(1

)

$

(5,890

)

$

(4,355

)

$

(5,801

)

$

(739

)

$

(2,268

)

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

(25

)

$

(113

)

$

(461

)

$

-

$

(12,842

)

$

(9,600

)

 Beginning of year

 -

-

-

(1,571

)

137

(1,437

)

 Change in unrealized appreciation (depreciation)

$

(25

)

$

(113

)

$

(461

)

$

1,571

$

(12,979

)

$

(8,163

)

 Realized and unrealized gains (losses)

$

(26

)

$

(6,003

)

$

(4,816

)

$

(4,230

)

$

(13,718

)

$

(10,431

)

Increase (Decrease) in net assets from operations

$

(32

)

$

(6,129

)

$

(5,063

)

$

(4,401

)

$

(14,097

)

$

(10,745

)

 GS4
Sub-
Account

 GS5
Sub-
Account

 IV2
Sub-
Account

 JP1
Sub-
Account

 JP2
Sub-
Account

 JP3
Sub-
Account

Income and expenses:

 Dividend income

$

1,349

$

1,272

$

 -

$

4

$

76

$

145

 Mortality and expense risk charges

(782

)

(600

)

(2

)

(219

)

(217

)

(904

)

 Distribution expense charges

(94

)

(72

)

 -

(26

)

(26

)

(108

)

 Net investment income (loss)

$

473

$

600

$

(2

)

$

(241

)

$

(167

)

$

(867

)

Realized and unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Net realized gains (losses) on sale of fund shares

$

(295

)

$

(3,936

)

$

 -

$

(6,917

)

$

(837

)

$

(4,876

)

 Realized gain distribution

-

 -

 -

-

-

-

 Net realized gains (losses)

$

(295

)

$

(3,936

)

$

 -

$

(6,917

)

$

(837

)

$

(4,876

)

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

(11,255

)

$

(6,959

)

$

(66

)

$

(3,101

)

$

(3,284

)

$

(17,120

)

 Beginning of year

(636

)

(438

)

 -

(70

)

(415

)

(1,715

)

 Change in unrealized appreciation (depreciation)

$

(10,619

)

$

(6,521

)

$

(66

)

$

(3,031

)

$

(2,869

)

$

(15,405

)

 Realized and unrealized gains (losses)

$

(10,914

)

$

(10,457

)

$

(66

)

$

(9,948

)

$

(3,706

)

$

(20,281

)

Increase (Decrease) in net assets from operations

$

(10,441

)

$

(9,857

)

$

(68

)

$

(10,189

)

$

(3,873

)

$

(21,148

)

See notes to financial statements.

Futurity New York and Futurity Accolade New York

Sun Life (N.Y.) Variable Account C

Statements of Operations - Year Ended December 31, 2002 - continued

LA1

LA2

LA3

CAS

EGS

HYS

Sub-

Sub-

Sub-

Sub-

Sub-

Sub-

Account

Account

Account

Account

Account

Account

Income and expenses:

 Dividend income

$

4,431

$

179

$

66

$

133

$

-

$

8,200

 Mortality and expense risk charges

(7,194

)

(133

)

(23

)

(797

)

(1,761

)

(1,722

)

 Distribution expense charges

(863

)

(16

)

(3

)

(96

)

(211

)

(207

)

 Net investment income (loss)

$

(3,626

)

$

30

$

40

$

(760

)

$

(1,972

)

$

6,271

Realized and unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Net realized gains (losses) on sale of fund shares

$

(49,099

)

$

(124

)

$

(6

)

$

(59,993

)

$

(70,518

)

$

(7,900

)

 Realized gain distribution

99

 -

 -

-

-

-

 Net realized gains (losses)

$

(49,000

)

$

(124

)

$

(6

)

$

(59,993

)

$

(70,518

)

$

(7,900

)

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

(102,570

)

$

1

$

(287

)

$

(18,193

)

$

(35,453

)

$

6,879

 Beginning of year

3,320

 -

 -

(47,777

)

(41,859

)

(1,409

)

 Change in unrealized appreciation (depreciation)

$

(105,890

)

$

1

$

(287

)

$

29,584

$

6,406

$

8,288

 Realized and unrealized gains (losses)

$

(154,890

)

$

(123

)

$

(293

)

$

(30,409

)

$

(64,112

)

$

388

Increase (Decrease) in net assets from operations

$

(158,516

)

$

(93

)

$

(253

)

$

(31,169

)

$

(66,084

)

$

6,659

M1A

M1B

MFC

MFD

MFE

MFJ

Sub-

Sub-

Sub-

Sub-

Sub-

Sub-

Account

Account

Account

Account

Account

Account

Income and expenses:

 Dividend income

$

 -

$

 -

$

408

$

 -

$

 -

$

 -

 Mortality and expense risk charges

(123

)

(4

)

(103

)

(1

)

(7

)

(320

)

 Distribution expense charges

(15

)

 -

(12

)

 -

(1

)

(38

)

 Net investment income (loss)

$

(138

)

$

(4

)

$

293

$

(1

)

$

(8

)

$

(358

)

Realized and unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Net realized gains (losses) on sale of fund shares

$

(43

)

$

(3

)

$

(964

)

$

(3

)

$

(2

)

$

(13

)

 Realized gain distribution

 -

 -

 -

-

 -

-

 Net realized gains (losses)

$

(43

)

$

(3

)

$

(964

)

$

(3

)

$

(2

)

$

(13

)

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

332

$

(114

)

$

174

$

(12

)

$

161

$

408

 Beginning of year

 -

 -

 -

 -

 -

 -

 Change in unrealized appreciation (depreciation)

$

332

$

(114

)

$

174

$

(12

)

$

161

$

408

 Realized and unrealized gains (losses)

$

289

$

(117

)

$

(790

)

$

(15

)

$

159

$

395

Increase (Decrease) in net assets from operations

$

151

$

(121

)

$

(497

)

$

(16

)

$

151

$

37

See notes to financial statements.

Futurity New York and Futurity Accolade New York

Sun Life (N.Y.) Variable Account C

Statements of Operations - Year Ended December 31, 2002 - continued

 MFK
Sub-
Account

 MFL
Sub-
Account

 GSS
Sub-
Account

 MIS
Sub-
Account

 MIT
Sub-
Account

 NWD
Sub-
Account

Income and expenses:

 Dividend income

$

-

$

 -

$

5,753

$

244

$

1,991

$

-

 Mortality and expense risk charges

(1,989

)

(15

)

(5,035

)

(2,087

)

(2,142

)

(1,424

)

 Distribution expense charges

(239

)

(2

)

(604

)

(250

)

(257

)

(171

)

 Net investment income (loss)

$

(2,228

)

$

(17

)

$

114

$

(2,093

)

$

(408

)

$

(1,595

)

Realized and unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Net realized gains (losses) on sale of fund shares

$

60

$

(10

)

$

6,527

$

(9,352

)

$

(23,859

)

$

(10,679

)

 Realized gain distribution

-

 -

-

-

-

-

 Net realized gains (losses)

$

60

$

(10

)

$

6,527

$

(9,352

)

$

(23,859

)

$

(10,679

)

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

10,495

$

(51

)

$

28,552

$

(59,666

)

$

(27,814

)

$

(31,832

)

 Beginning of year

-

 -

90

(12,271

)

(2,836

)

(114

)

 Change in unrealized appreciation (depreciation)

$

10,495

$

(51

)

$

28,462

$

(47,395

)

$

(24,978

)

$

(31,718

)

 Realized and unrealized gains (losses)

$

10,555

$

(61

)

$

34,989

$

(56,747

)

$

(48,837

)

$

(42,397

)

Increase (Decrease) in net assets from operations

$

8,327

$

(78

)

$

35,103

$

(58,840

)

$

(49,245

)

$

(43,992

)

 TRS
Sub-
Account

 UTS
Sub-
Account

 OP1
Sub-
Account

 OP2
Sub-
Account

 OP3
Sub-
Account

 OP4
Sub-
Account

Income and expenses:

 Dividend income

$

25,283

$

3,583

$

20

$

-

$

25

$

19

 Mortality and expense risk charges

(12,838

)

(1,409

)

(125

)

(1,021

)

(819

)

(14

)

 Distribution expense charges

(1,541

)

(169

)

(15

)

(122

)

(98

)

(2

)

 Net investment income (loss)

$

10,904

$

2,005

$

(120

)

$

(1,143

)

$

(892

)

$

3

Realized and unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Net realized gains (losses) on sale of fund shares

$

(79,517

)

$

(6,930

)

$

(3,239

)

$

(2,362

)

$

(2,524

)

$

(100

)

 Realized gain distribution

26,108

-

18

2,460

5,361

 -

 Net realized gains (losses)

$

(53,409

)

$

(6,930

)

$

(3,221

)

$

98

$

2,837

$

(100

)

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

(64,858

)

$

(39,259

)

$

(966

)

$

(8,186

)

$

(22,899

)

$

(99

)

 Beginning of year

5,098

(14,815

)

(89

)

1,930

2,602

31

 Change in unrealized appreciation (depreciation)

$

(69,956

)

$

(24,444

)

$

(877

)

$

(10,116

)

$

(25,501

)

$

(130

)

 Realized and unrealized gains (losses)

$

(123,365

)

$

(31,374

)

$

(4,098

)

$

(10,018

)

$

(22,664

)

$

(230

)

Increase (Decrease) in net assets from operations

$

(112,461

)

$

(29,369

)

$

(4,218

)

$

(11,161

)

$

(23,556

)

$

(227

)

See notes to financial statements.

Futurity New York and Futurity Accolade New York

Sun Life (N.Y.) Variable Account C

Statements of Operations - Year Ended December 31, 2002 - continued

PHY

PMB

PTR

SC1

SC2

SC3

Sub-

Sub-

Sub-

Sub-

Sub-

Sub-

Account

Account

Account

Account

Account

Account

Income and expenses:

 Dividend income

$

768

$

769

$

137

$

1,109

$

30,097

$

23,071

 Mortality and expense risk charges

(130

)

(172

)

(49

)

(1,367

)

(6,796

)

(2,912

)

 Distribution expense charges

(16

)

(21

)

(6

)

(164

)

(816

)

(350

)

 Net investment income (loss)

$

622

$

576

$

82

$

(422

)

$

22,485

$

19,809

Realized and unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Net realized gains (losses) on sale of fund shares

$

82

$

236

$

14

$

-

$

(1,526

)

$

(12,970

)

 Realized gain distribution

-

-

 -

-

-

28,495

 Net realized gains (losses)

$

82

$

236

$

14

$

-

$

(1,526

)

$

15,525

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

2,434

$

4,600

$

657

$

-

$

4,073

$

(33,479

)

 Beginning of year

-

-

 -

-

(2,128

)

529

 Change in unrealized appreciation (depreciation)

$

2,434

$

4,600

$

657

$

-

$

6,201

$

(34,008

)

 Realized and unrealized gains (losses)

$

2,516

$

4,836

$

671

$

-

$

4,675

$

(18,483

)

Increase (Decrease) in net assets from operations

$

3,138

$

5,412

$

753

$

(422

)

$

27,160

$

1,326

SC4

SC5

SC6

SC7

SC9

SCA

Sub-

Sub-

Sub-

Sub-

Sub-

Sub-

Account

Account

Account

Account

Account

Account

Income and expenses:

 Dividend income

$

32

$

-

$

71

$

 -

$

3,704

$

68

 Mortality and expense risk charges

(281

)

(1,963

)

(149

)

(23

)

(1,953

)

(566

)

 Distribution expense charges

(34

)

(236

)

(18

)

(3

)

(234

)

(68

)

 Net investment income (loss)

$

(283

)

$

(2,199

)

$

(96

)

$

(26

)

$

1,517

$

(566

)

Realized and unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Net realized gains (losses) on sale of fund shares

$

(5,331

)

$

(1,470

)

$

(154

)

$

(21

)

$

(969

)

$

(4,229

)

 Realized gain distribution

-

-

-

 -

-

-

  Net realized gains (losses)

$

(5,331

)

$

(1,470

)

$

(154

)

$

(21

)

$

(969

)

$

(4,229

)

 Net unrealized appreciation (depreciation) on investments:

  End of year

$

(5,557

)

$

(26,835

)

$

(3,600

)

$

(101

)

$

(5,402

)

$

4,599

  Beginning of year

(645

)

1,145

(88

)

 -

-

-

  Change in unrealized appreciation (depreciation)

$

(4,912

)

$

(27,980

)

$

(3,512

)

$

(101

)

$

(5,402

)

$

4,599

 Realized and unrealized gains (losses)

$

(10,243

)

$

(29,450

)

$

(3,666

)

$

(122

)

$

(6,371

)

$

370

Increase (Decrease) in net assets from operations

$

(10,526

)

$

(31,649

)

$

(3,762

)

$

(148

)

$

(4,854

)

$

(196

)

See notes to financial statements.

Futurity New York and Futurity Accolade New York

Sun Life (N.Y.) Variable Account C

Statements of Operations - Year Ended December 31, 2002 - continued

SCB

SCC

SCD

SCF

SCH

Sub-

Sub-

Sub-

Sub-

Sub-

Account

Account

Account

Account

Account

Income and expenses:

 Dividend income

$

-

$

33

$

-

$

 -

$

4

 Mortality and expense risk charges

(762

)

(13

)

(7

)

(17

)

(17

)

 Distribution expense charges

(91

)

(2

)

(1

)

(2

)

(2

)

 Net investment income (loss)

$

(853

)

$

18

$

(8

)

$

(19

)

$

(15

)

Realized and unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Net realized gains (losses) on sale of fund shares

$

(7,685

)

$

(20

)

$

(105

)

$

(261

)

$

(9

)

 Realized gain distribution

2,190

-

-

 -

 -

 Net realized gains (losses)

$

(5,495

)

$

(20

)

$

(105

)

$

(261

)

$

(9

)

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

(7,602

)

$

(128

)

$

-

$

-

$

(116

)

 Beginning of year

-

-

-

-

 -

 Change in unrealized appreciation (depreciation)

$

(7,602

)

$

(128

)

$

-

$

-

$

(116

)

 Realized and unrealized gains (losses)

$

(13,097

)

$

(148

)

$

(105

)

$

(261

)

$

(125

)

Increase (Decrease) in net assets from operations

$

(13,950

)

$

(130

)

$

(113

)

$

(280

)

$

(140

)

SCJ

SCK

SCL

Sub-

Sub-

Sub-

Account

Account

Account

Income and expenses:

 Dividend income

$

14

$

223

$

-

 Mortality and expense risk charges

(139

)

(582

)

(128

)

 Distribution expense charges

(17

)

(70

)

(15

)

 Net investment income (loss)

$

(142

)

$

(429

)

$

(143

)

Realized and unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Net realized gains (losses) on sale of fund shares

$

(2,364

)

$

(3,947

)

$

(317

)

 Realized gain distribution

-

-

-

 Net realized gains (losses)

$

(2,364

)

$

(3,947

)

$

(317

)

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

(2,229

)

$

(13,872

)

$

(1,124

)

 Beginning of year

-

-

-

 Change in unrealized appreciation (depreciation)

$

(2,229

)

$

(13,872

)

$

(1,124

)

 Realized and unrealized gains (losses)

$

(4,593

)

$

(17,819

)

$

(1,441

)

Increase (Decrease) in net assets from operations

$

(4,735

)

$

(18,248

)

$

(1,584

)

See notes to financial statements.

Futurity New York and Futurity Accolade New York

Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets

AI1

AI2

AI3

AI4

SGI

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2002

2001

2002

2001

2002

2001

2002

2001

2002 (a)

Operations:

 Net investment income (loss)

$

(1,643

)

$

(698

)

$

(940

)

$

(123

)

$

(757

)

$

(411

)

$

(697

)

$

(363

)

$

(36

)

 Net realized gains (losses)

(8,957

)

4,464

(9,232

)

(1,478

)

(6,000

)

415

(12,982

)

1,223

1,137

 Net unrealized gains (losses)

(25,248

)

(12,809

)

(17,704

)

(1,540

)

(10,773

)

(4,102

)

(11,387

)

(10,221

)

4,840

 Increase (Decrease) in net assets from
operations

$

(35,848

)

$

(9,043

)

$

(27,876

)

$

(3,141

)

$

(17,530

)

$

(4,098

)

$

(25,066

)

$

(9,361

)

$

5,941

Participant transactions:

 Accumulation activity:

 Purchase payments received

$

55,710

$

1,078

$

56,017

$

13,632

$

54,353

$

48,404

$

74,964

$

2,347

$

1,290

 Net transfers between Sub-Accounts and
Fixed Account

27,456

71,477

24,369

12,392

(4,922

)

11,455

12,734

50,369

61,607

 Withdrawals, surrenders, annuitizations and
contract charges

(1,035

)

(1,490

)

(20

)

(10

)

(48

)

(9,783

)

(3,260

)

-

(48

)

 Net accumulation activity

$

82,131

$

71,065

$

80,366

$

26,014

$

49,383

$

50,076

$

84,438

$

52,716

$

62,849

 Annuitization activity:

 Annuitizations

$

-

$

-

$

-

$

-

$

-

$

-

$

-

$

-

$

-

 Annuity payments and contract charges

-

-

-

-

-

-

-

-

-

 Net transfers between Sub-Accounts

-

-

-

-

 Adjustments to annuity reserve

-

-

-

-

-

-

-

-

-

 Net annuitization activity

$

-

$

-

$

-

$

-

$

-

$

-

$

-

$

-

$

-

 Increase (Decrease) in net assets from
participant transactions

$

82,131

$

71,065

$

80,366

$

26,014

$

49,383

$

50,076

$

84,438

$

52,716

$

62,849

 Increase (Decrease) in net assets

$

46,283

$

62,022

$

52,490

$

22,873

$

31,853

$

45,978

$

59,372

$

43,355

$

68,790

Net assets:

 Beginning of year

$

80,381

$

18,359

$

28,181

$

5,308

$

46,820

$

842

$

59,695

$

16,340

$

-

 End of year

$

126,664

$

80,381

$

80,671

$

28,181

$

78,673

$

46,820

$

119,067

$

59,695

$

68,790

Units Transactions:

 Units outstanding, beginning of year

12,316

2,128

5,735

704

7,311

100

10,106

2,086

-

 Purchase

9,319

163

13,431

2,831

8,734

6,831

12,536

406

124

 Transferred between Sub-Accounts and Fixed
Accumulation Account

4,578

10,265

4,944

2,201

(1,280

)

1,735

2,224

7,614

6,058

 Withdrawn, surrendered and annuitized

(196

)

(240

)

(5

)

(1

)

(8

)

(1,355

)

(677

)

-

(4

)

 Units outstanding, end of year

26,017

12,316

24,105

5,735

14,757

7,311

24,189

10,106

6,178

(a) For the period September 30, 2002 (commencement of operations) through December 31, 2002.

See notes to financial statements.

Futurity New York and Futurity Accolade New York

Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

AL1

AL2

AL3

AN1

AN3

AN4

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2002

2001

2002

2001

2002

2001

2002 (b)

2002 (b)

2002 (b)

Operations:

 Net investment income (loss)

$

(1,476

)

$

(1,388

)

$

(550

)

$

(792

)

$

(453

)

$

(74

)

$

(75

)

$

(45

)

$

(6

)

 Net realized gains (losses)

(2,231

)

(31,144

)

(10,036

)

(28,927

)

(729

)

(256

)

(20

)

(15

)

(21

)

 Net unrealized gains (losses)

(43,225

)

(8,658

)

(30,638

)

(1,793

)

(10,919

)

(251

)

(880

)

(53

)

(39

)

 Increase (Decrease) in net assets from
operations

$

(46,932

)

$

(41,190

)

$

(41,224

)

$

(31,512

)

$

(12,101

)

$

(581

)

$

(975

)

$

(113

)

$

(66

)

Participant transactions:

 Accumulation activity:

 Purchase payments received

$

13,851

$

237,447

$

73,470

$

209,997

$

24,731

$

7,273

$

 -

$

1,503

$

 -

 Net transfers between Sub-Accounts and
Fixed Account

12,063

(79,690

)

(10,165

)

(107,944

)

3,400

10,354

14,131

7,697

3,958

 Withdrawals, surrenders, annuitizations and
contract charges

(2,104

)

(2,772

)

(7,154

)

(9,823

)

(321

)

(47

)

-

-

 -

 Net accumulation activity

$

23,810

$

154,985

$

56,151

$

92,230

$

27,810

$

17,580

$

14,131

$

9,200

$

3,958

 Annuitization activity:

 Annuitizations

$

-

$

-

$

-

$

-

$

-

$

-

$

 -

$

 -

$

 -

 Annuity payments and contract charges

-

-

-

-

-

-

 -

 -

 -

 Net transfers between Sub-Accounts

-

-

-

-

-

-

-

-

-

 Adjustments to annuity reserve

-

-

-

-

-

-

 -

 -

 -

 Net annuitization activity

$

-

$

-

$

-

$

-

$

-

$

-

$

 -

$

 -

$

 -

 Increase (Decrease) in net assets from
participant transactions

$

23,810

$

154,985

$

56,151

$

92,230

$

27,810

$

17,580

$

14,131

$

9,200

$

3,958

 Increase (Decrease) in net assets

$

(23,122

)

$

113,795

$

14,927

$

60,718

$

15,709

$

16,999

$

13,156

$

9,087

$

3,892

Net assets:

 Beginning of year

$

114,614

$

819

$

61,675

$

957

$

17,778

$

779

$

 -

$

 -

$

 -

 End of year

$

91,492

$

114,614

$

76,602

$

61,675

$

33,487

$

17,778

$

13,156

$

9,087

$

3,892

Units Transactions:

 Units outstanding, beginning of year

16,051

100

7,622

100

3,284

100

 -

 -

 -

 Purchase

2,020

29,627

9,695

23,959

4,631

1,304

 -

192

 -

 Transferred between Sub-Accounts and Fixed
Accumulation Account

1,653

(13,288

)

(2,150

)

(15,301

)

659

1,889

1,704

918

403

 Withdrawn, surrendered and annuitized

(334

)

(388

)

(1,234

)

(1,136

)

(72

)

(9

)

-

-

-

 Units outstanding, end of year

19,390

16,051

13,933

7,622

8,502

3,284

1,704

1,110

403

(b) For the period February 1, 2002 (commencement of operations) through December 31, 2002.

See notes to financial statements.

Futurity New York and Futurity Accolade New York

Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

AN5

FL1

FL2

FL3

GS1

GS2

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2002 (b)

2002 (b)

2002 (b)

2002 (b)

2002

2001

2002

2001

Operations:

 Net investment income (loss)

$

(18

)

$

(6

)

$

(126

)

$

(247

)

$

(171

)

$

(226

)

$

(379

)

$

(10

)

 Net realized gains (losses)

(8

)

(1

)

(5,890

)

(4,355

)

(5,801

)

(1,344

)

(739

)

(9

)

 Net unrealized gains (losses)

(231

)

(25

)

(113

)

(461

)

1,571

(394

)

(12,979

)

158

 Increase (Decrease) in net assets from operations

$

(257

)

$

(32

)

$

(6,129

)

$

(5,063

)

$

(4,401

)

$

(1,964

)

$

(14,097

)

$

139

Participant transactions:

 Accumulation activity:

 Purchase payments received

$

 -

$

 -

$

331

$

3,321

$

12,158

$

5,000

$

70,980

$

 -

 Net transfers between Sub-Accounts and Fixed Account

3,493

5,667

8,280

39,367

(37,456

)

28,592

4,314

1,471

 Withdrawals, surrenders, annuitizations and contract charges

 -

 -

 -

(25

)

(4

)

(6,253

)

(173

)

(34

)

 Net accumulation activity

$

3,493

$

5,667

$

8,611

$

42,663

$

(25,302

)

$

27,339

$

75,121

$

1,437

 Annuitization activity:

 Annuitizations

$

 -

$

 -

$

 -

$

-

$

-

$

-

$

-

$

 -

 Annuity payments and contract charges

 -

 -

 -

-

-

-

-

 -

 Net transfers between Sub-Accounts

-

-

-

-

-

-

-

 -

 Adjustments to annuity reserve

 -

 -

 -

-

-

-

-

 -

 Net annuitization activity

$

 -

$

 -

$

 -

$

-

$

-

$

-

$

-

$

 -

 Increase (Decrease) in net assets from participant transactions

$

3,493

$

5,667

$

8,611

$

42,663

$

(25,302

)

$

27,339

$

75,121

$

1,437

 Increase (Decrease) in net assets

$

3,236

$

5,635

$

2,482

$

37,600

$

(29,703

)

$

25,375

$

61,024

$

1,576

Net assets:

 Beginning of year

$

 -

$

 -

$

 -

$

-

$

29,703

$

4,328

$

2,579

$

1,003

 End of year

$

3,236

$

5,635

$

2,482

$

37,600

$

-

$

29,703

$

63,603

$

2,579

Units Transactions:

 Units outstanding, beginning of year

 -

 -

 -

-

4,953

564

250

100

 Purchase

 -

 -

33

417

2,117

739

6,671

 -

 Transferred between Sub-Accounts and Fixed Accumulation Account

434

615

265

4,687

(7,069

)

4,635

437

154

 Withdrawn, surrendered and annuitized

-

-

-

(3)

(1

)

(985

)

(18

)

(4

)

 Units outstanding, end of year

434

615

298

5,101

-

4,953

7,340

250

(b) For the period February 1, 2002 (commencement of operations) through December 31, 2002.

See notes to financial statements.

Futurity New York and Futurity Accolade New York

Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

GS3

GS4

GS5

IV2

JP1

JP2

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2002

2001

2002

2001

2002

2001

2002(b)

2002

2001

2002

2001

Operations:

 Net investment income (loss)

$

(314

)

$

(127

)

$

473

$

(100

)

$

600

$

46

$

(2

)

$

(241

)

$

(16

)

$

(167

)

$

44

 Net realized gains (losses)

(2,268

)

(368

)

(295

)

(597

)

(3,936

)

(5

)

-

(6,917

)

(202

)

(837

)

(8

)

 Net unrealized gains (losses)

(8,163

)

(1,096

)

(10,619

)

(356

)

(6,521

)

(258

)

(66

)

(3,031

)

26

(2,869

)

(289

)

 Increase (Decrease) in net assets from operations

$

(10,745

)

$

(1,591

)

$

(10,441

)

$

(1,053

)

$

(9,857

)

$

(217

)

$

(68

)

$

(10,189

)

$

(192

)

$

(3,873

)

$

(253

)

Participant transactions:

 Accumulation activity:

 Purchase payments received

$

776

$

(1

)

$

81,890

$

6,137

$

84,099

$

-

$

2,461

$

47,013

$

5,000

$

5,498

$

775

 Net transfers between Sub-Accounts and Fixed Account

6,518

38,105

(1,195

)

7,757

28,634

4,054

20

(17,435

)

-

5,492

9,380

 Withdrawals, surrenders, annuitizations and contract charges

(390

)

(1,496

)

(11

)

(4,962

)

(2,692

)

2

-

(732

)

(4,936

)

(492

)

(87

)

 Net accumulation activity

$

6,904

$

36,608

$

80,684

$

8,932

$

110,041

$

4,056

$

2,481

$

28,846

$

64

$

10,498

$

10,068

 Annuitization activity:

 Annuitizations

$

-

$

-

$

-

$

-

$

-

$

-

$

-

$

-

$

-

$

-

$

-

 Annuity payments and contract charges

-

-

-

-

-

-

-

-

-

-

-

 Net transfers between Sub-Accounts

-

-

-

-

-

-

-

-

-

-

-

 Adjustments to annuity reserve

-

-

-

-

-

-

-

-

-

-

-

 Net annuitization activity

$

-

$

-

$

-

$

-

$

-

$

-

$

-

$

-

$

-

$

-

$

-

 Increase (Decrease) in net assets from participant transactions

$

6,904

$

36,608

$

80,684

$

8,932

$

110,041

$

4,056

$

2,481

$

28,846

$

64

$

10,498

$

10,068

 Increase (Decrease) in net assets

$

(3,841

)

$

35,017

$

70,243

$

7,879

$

100,184

$

3,839

$

2,413

$

18,657

$

(128

)

$

6,625

$

9,815

Net assets:

 Beginning of year

$

39,813

$

4,796

$

13,745

$

5,866

$

4,701

$

862

$

-

$

771

$

899

$

10,699

$

884

 End of year

$

35,972

$

39,813

$

83,988

$

13,745

$

104,885

$

4,701

$

2,413

$

19,428

$

771

$

17,324

$

10,699

Units Transactions:

 Units outstanding, beginning of year

5,054

529

1,627

621

713

100

-

100

100

1,518

100

 Purchase

105

4,721

9,897

688

14,278

-

310

6,574

584

800

115

 Transferred between Sub-Accounts and Fixed Accumulation Account

840

-

(154

)

880

5,251

613

3

(3,193

)

-

812

1,315

 Withdrawn, surrendered and annuitized

(71

)

(196

)

(1

)

(562

)

(518

)

-

-

(131

)

(584

)

(79

)

(12

)

 Units outstanding, end of year

5,928

5,054

11,369

1,627

19,724

713

313

3,350

100

3,051

1,518

(b) For the period February 1, 2002 (commencement of operations) through December 31, 2002.

See notes to financial statements.

Futurity New York and Futurity Accolade New York

Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

JP3

LA1

LA2

LA3

CAS

EGS

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2002

2001

2002

2001

2002 (b)

2002 (b)

2002

2001

2002

2001

Operations:

 Net investment income (loss)

$

(867

)

$

(492

)

$

(3,626

)

$

12

$

30

$

40

$

(760

)

$

(727

)

$

(1,972

)

$

(1,130

)

 Net realized gains (losses)

(4,876

)

(170

)

(49,000

)

3,810

(124

)

(6

)

(59,993

)

30,398

(70,518

)

13,749

 Net unrealized gains (losses)

(15,405

)

(892

)

(105,890

)

3,164

1

(287

)

29,584

(47,525

)

6,406

(39,969

)

 Increase (Decrease) in net assets from
operations

$

(21,148

)

$

(1,554

)

$

(158,516

)

$

6,986

$

(93

)

$

(253

)

$

(31,169

)

$

(17,854

)

$

(66,084

)

$

(27,350

)

Participant transactions:

 Accumulation activity:

 Purchase payments received

$

48,120

$

-

$

388,718

$

67,088

$

6,075

$

2,461

$

7,507

$

104,355

$

128,863

$

66,066

 Net transfers between Sub-Accounts and
Fixed Account

(1,522

)

36,486

350,296

117,962

28,276

4,577

(36,559

)

3,000

(17,065

)

47,510

 Withdrawals, surrenders, annuitizations and
contract charges

(953

)

(49

)

(18,396

)

(5,039

)

(22

)

 -

(36

)

-

(3,188

)

-

 Net accumulation activity

$

45,645

$

36,437

$

720,618

$

180,011

$

34,329

$

7,038

$

(29,088

)

$

107,355

$

108,610

$

113,576

 Annuitization activity:

 Annuitizations

$

-

$

-

$

-

$

-

$

 -

$

 -

$

-

$

-

$

-

$

-

 Annuity payments and contract charges

-

-

-

-

 -

 -

-

-

-

-

 Net transfers between Sub-Accounts

-

-

-

-

 -

 -

-

-

-

-

 Adjustments to annuity reserve

-

-

-

-

 -

 -

-

-

-

-

 Net annuitization activity

$

-

$

-

$

-

$

-

$

 -

$

 -

$

-

$

-

$

-

$

-

 Increase (Decrease) in net assets from
participant transactions

$

45,645

$

36,437

$

720,618

$

180,011

$

34,329

$

7,038

$

(29,088

)

$

107,355

$

108,610

$

113,576

 Increase (Decrease) in net assets

$

24,497

$

34,883

$

562,102

$

186,997

$

34,236

$

6,785

$

(60,257

)

$

89,501

$

42,526

$

86,226

Net assets:

 Beginning of year

$

51,020

$

16,137

$

188,153

$

1,156

$

 -

$

 -

$

90,365

$

864

$

101,602

$

15,376

 End of year

$

75,517

$

51,020

$

750,255

$

188,153

$

34,236

$

6,785

$

30,108

$

90,365

$

144,128

$

101,602

Units Transactions:

 Units outstanding, beginning of year

5,941

1,704

17,685

100

 -

 -

14,196

100

19,169

1,871

 Purchase

5,894

-

39,718

6,137

667

288

1,285

13,634

29,860

9,337

 Transferred between Sub-Accounts and Fixed
Accumulation Account

(318

)

4,243

32,165

11,907

3,090

495

(8,379

)

462

(6,223

)

7,961

 Withdrawn, surrendered and annuitized

(137

)

(6

)

(2,162

)

(459

)

(2

)

-

(7

)

-

(919

)

-

 Units outstanding, end of year

11,380

5,941

87,406

17,685

3,755

783

7,095

14,196

41,887

19,169

(b) For the period February 1, 2002 (commencement of operations) through December 31, 2002.

See notes to financial statements.

Futurity New York and Futurity Accolade New York

Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

HYS

M1A

M1B

MFC

MFD

MFE

MFJ

MFK

MFL

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2002

2001

2002 (b)

2002 (b)

2002 (b)

2002 (b)

2002 (b)

2002 (b)

2002 (b)

2002 (b)

Operations:

 Net investment income (loss)

$

6,271

$

923

$

(138

)

$

(4

)

$

293

$

(1

)

$

(8

)

$

(358

)

$

(2,228

)

$

(17

)

 Net realized gains (losses)

(7,900

)

(410

)

(43

)

(3

)

(964

)

(3

)

(2

)

(13

)

60

(10

)

 Net unrealized gains (losses)

8,288

(1,002

)

332

(114

)

174

(12

)

161

408

10,495

(51

)

 Increase (Decrease) in net assets from
operations

$

6,659

$

(489

)

$

151

$

(121

)

$

(497

)

$

(16

)

$

151

$

37

$

8,327

$

(78

)

Participant transactions:

 Accumulation activity:

 Purchase payments received

$

269,063

$

960

$

2,087

$

 -

$

3,825

$

 -

$

 -

$

40,888

$

297,739

$

2,344

 Net transfers between Sub-Accounts and
Fixed Account

9,402

24,468

41,148

3,649

6,950

701

4,405

116,417

287,992

4,914

 Withdrawals, surrenders, annuitizations and
contract charges

(2,806

)

(6

)

(29

)

 -

-

 -

 -

(30

)

(2,860

)

 -

 Net accumulation activity

$

275,659

$

25,422

$

43,206

$

3,649

$

10,775

$

701

$

4,405

$

157,275

$

582,871

$

7,258

 Annuitization activity:

 Annuitizations

$

-

$

-

$

-

$

 -

$

 -

$

 -

$

 -

$

-

$

-

$

 -

 Annuity payments and contract charges

-

-

-

 -

 -

 -

 -

-

-

 -

 Net transfers between Sub-Accounts

-

-

-

 -

 -

 -

 -

-

-

 -

 Adjustments to annuity reserve

-

-

-

 -

 -

 -

 -

-

-

 -

 Net annuitization activity

$

-

$

-

$

-

$

 -

$

 -

$

 -

$

 -

$

-

$

-

$

 -

 Increase (Decrease) in net assets from
participant transactions

$

275,659

$

25,422

$

43,206

$

3,649

$

10,775

$

701

$

4,405

$

157,275

$

582,871

$

7,258

 Increase (Decrease) in net assets

$

282,318

$

24,933

$

43,357

$

3,528

$

10,278

$

685

$

4,556

$

157,312

$

591,198

$

7,180

Net assets:

 Beginning of year

$

31,004

$

6,071

$

-

$

 -

$

 -

$

 -

$

 -

$

-

$

-

$

 -

 End of year

$

313,322

$

31,004

$

43,357

$

3,528

$

10,278

$

685

$

4,556

$

157,312

$

591,198

$

7,180

Units Transactions:

 Units outstanding, beginning of year

3,359

660

-

 -

 -

 -

 -

-

-

 -

 Purchase

30,036

87

273

 -

379

 -

 -

4,304

28,339

289

 Transferred between Sub-Accounts and Fixed Accumulation Account

401

2,613

5,681

457

-

91

529

12,354

27,565

593

 Withdrawn, surrendered and annuitized

(306

)

(1

)

(4

)

-

636

 -

 -

(3

)

(272

)

-

 Units outstanding, end of year

33,490

3,359

5,950

457

1,015

91

529

16,655

55,632

882

(b) For the period February 1, 2002 (commencement of operations) through December 31, 2002.

See notes to financial statements.

Futurity New York and Futurity Accolade New York

Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

GSS

MIS

MIT

NWD

TRS

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2002

2001

2002

2001

2002

2001

2002

2001

2002

2001

Operations:

 Net investment income (loss)

$

114

$

1,523

$

(2,093

)

$

(1,052

)

$

(408

)

$

(326

)

$

(1,595

)

$

(757

)

$

 (10,904

)

$

(721

)

 Net realized gains (losses)

6,527

(621

)

(9,352

)

(446

)

(23,859

)

544

(10,679

)

1,184

 (53,409

)

(16

)

 Net unrealized gains (losses)

28,462

45

(47,395

)

(11,918

)

(24,978

)

(2,769

)

(31,718

)

373

 (69,956

)

5,048

 Increase (Decrease) in net assets from operations

$

35,103

$

947

$

(58,840

)

$

(13,416

)

$

(49,245

)

$

(2,551

)

$

(43,992

)

$

800

$

 (112,461

)

$

4,311

Participant transactions:

 Accumulation activity:

 Purchase payments received

$

780,477

$

25,000

$

54,219

$

135,150

$

98,327

$

46,324

$

23,617

$

69,991

$

  1,170,293

$

64,211

 Net transfers between Sub-Accounts and
Fixed Account

432,421

46,111

1,649

38,428

6,840

 118,327

40,536

40,552

 734,598

83,738

 Withdrawals, surrenders, annuitizations
and contract charges

(940

)

(64,018

)

(1,826

)

(4,163

)

(714

)

(41,106

)

(2,858

)

(1,453

)

 (15,374

)

(73

)

 Net accumulation activity

$

1,211,958

$

7,093

$

54,042

$

169,415

$

104,453

$

123,545

$

61,295

$

109,090

$

 1,889,517

$

147,876

 Annuitization activity:

 Annuitizations

$

-

$

-

$

-

$

-

$

-

$

-

$

-

$

-

$

-

$

-

 Annuity payments and contract charges

-

-

-

-

-

-

-

-

-

-

 Net transfers between Sub-Accounts

-

-

-

-

-

-

-

-

-

-

 Adjustments to annuity reserve

-

-

-

-

-

-

-

-

-

-

 Net annuitization activity

$

-

$

-

$

-

$

-

$

-

$

-

$

-

$

-

$

-

$

-

 Increase (Decrease) in net assets from participant transactions

$

1,211,958

$

7,093

$

54,042

$

169,415

$

104,453

$

123,545

$

61,295

$

109,090

$

 1,889,517

$

147,876

 Increase (Decrease) in net assets

$

1,247,061

$

8,040

$

(4,798

)

$

155,999

$

55,208

$

120,994

$

17,303

$

109,890

$

  1,777,056

$

152,187

Net assets:

 Beginning of year

$

9,384

$

1,344

$

160,767

$

4,768

$

121,992

$

998

$

122,513

$

12,623

$

 153,328

$

1,141

 End of year

$

1,256,445

$

9,384

$

 155,969

$

160,767

$

177,200

$

121,992

$

139,816

$

122,513

$

  1,930,384

$

153,328

Units Transactions:

 Units outstanding, beginning of year

814

123

23,983

527

14,716

100

13,722

1,323

 13,561

100

 Purchase

65,244

2,246

9,975

18,580

12,536

5,192

2,955

7,938

106,552

5,655

 Transferred between Sub-Accounts and Fixed
Accumulation Account

35,522

4,150

97

5,503

359

14,140

7,669

4,647

 65,304

7,813

 Withdrawn, surrendered and annuitized

(1,018

)

(5,705

)

(1,269

)

(627

)

(100

)

(4,716

)

(485

)

(186

)

 (1,792

)

(7

)

 Units outstanding, end of year

100,562

814

32,786

23,983

27,511

14,716

23,861

13,722

 183,625

13,561

See notes to financial statements.

Futurity New York and Futurity Accolade New York

Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

UTS

OP1

OP2

OP3

OP4

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2002

2001

2002

2001

2002

2001

2002

2001

2002

2001

Operations:

 Net investment income (loss)

$

2,005

$

348

$

(120

)

$

(19

)

$

(1,143

)

$

(305

)

$

(892

)

$

(174

)

$

3

$

9

 Net realized gains (losses)

(6,930

)

847

(3,221

)

(31

)

98

1,357

2,837

640

(100

)

(51

)

 Net unrealized gains (losses)

(24,444

)

(14,686

)

(877

)

(309

)

(10,116

)

2,131

(25,501

)

1,797

(130

)

(81

)

 Increase (Decrease) in net assets from
operations

$

(29,369

)

$

(13,491

)

$

(4,218

)

$

(359

)

$

(11,161

)

$

3,183

$

(23,556

)

$

2,263

$

(227

)

$

(123

)

Participant transactions:

 Accumulation activity:

 Purchase payments received

$

61,076

$

26,690

$

39,091

$

3

$

50,521

$

6,171

$

61,400

$

4,597

$

1

$

9

 Net transfers between Sub-Accounts and
Fixed Account

46,689

45,619

(29,060

)

(420

)

(4,539

)

40,158

(7,131

)

22,524

183

 -

 Withdrawals, surrenders, annuitizations and contract charges

(2,998

)

(5,968

)

-

 -

(26

)

(6,567

)

(8

)

(1,613

)

 -

 -

 Net accumulation activity

$

104,767

$

66,341

$

10,031

$

(417

)

$

45,956

$

39,762

$

54,261

$

25,508

$

184

$

9

 Annuitization activity:

 Annuitizations

$

-

$

-

$

-

$

 -

$

-

$

-

$

-

$

-

$

 -

$

 -

 Annuity payments and contract charges

-

-

-

 -

-

-

-

-

 -

 -

 Net transfers between Sub-Accounts

-

-

-

 -

-

-

-

-

 -

 -

 Adjustments to annuity reserve

-

-

-

 -

-

-

-

-

 -

 -

 Net annuitization activity

$

-

$

-

$

-

$

 -

$

-

$

-

$

-

$

-

$

 -

$

 -

 Increase (Decrease) in net assets from
participant transactions

$

104,767

$

66,341

$

10,031

$

(417

)

$

45,956

$

39,762

$

54,261

$

25,508

$

184

$

9

 Increase (Decrease) in net assets

$

75,398

$

52,850

$

5,813

$

(776

)

$

34,795

$

42,945

$

30,705

$

27,771

$

(43

)

$

(114

)

Net assets:

 Beginning of year

$

65,869

$

13,019

$

1,008

$

1,784

$

48,342

$

5,397

$

33,829

$

6,058

$

988

$

1,102

 End of year

$

141,267

$

65,869

$

6,821

$

1,008

$

83,137

$

48,342

$

64,534

$

33,829

$

945

$

988

Units Transactions:

 Units outstanding, beginning of year

8,692

1,282

100

158

4,180

490

2,345

448

100

100

 Purchase

9,462

2,941

3,987

 -

4,311

555

4,043

327

-

 -

 Transferred between Sub-Accounts and Fixed Accumulation Account

7,316

5,162

(3,229

)

(58

)

(639

)

3,734

(602

)

1,695

18

 -

 Withdrawn, surrendered and annuitized

(643

)

(693

)

-

 -

(2

)

(599

)

(1

)

(125

)

-

 -

 Units outstanding, end of year

24,827

8,692

858

100

7,850

4,180

5,785

2,345

118

100

See notes to financial statements.

Futurity New York and Futurity Accolade New York

Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

PHY

PMB

PTR

SC1

SC2

SC3

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2002 (a)

2002 (a)

2002 (a)

2002

2001

2002

2001

2002

2001

Operations:

 Net investment income (loss)

$

622

$

576

$

82

$

(422

)

$

84

$

22,485

$

8,083

$

19,809

$

1,824

 Net realized gains (losses)

82

236

14

-

-

(1,526

)

325

15,525

998

 Net unrealized gains (losses)

2,434

4,600

657

-

-

6,201

(2,268

)

(34,008

)

332

 Increase (Decrease) in net assets from
operations

$

3,138

$

5,412

$

753

$

(422

)

$

84

$

27,160

$

6,140

$

1,326

$

3,154

Participant transactions:

 Accumulation activity:

 Purchase payments received

$

1

$

2

$

-

$

150,552

$

31,000

$

458,633

$

295,783

$

394,411

$

4,737

 Net transfers between Sub-Accounts and
Fixed Account

48,125

57,032

68,989

191,719

(11,057

)

(47,591

)

50,609

154,562

33,148

 Withdrawals, surrenders, annuitizations and
contract charges

(32

)

(32

)

(21

)

(354

)

(20,056

)

(10,981

)

(23,999

)

(1,824

)

(1,733

)

 Net accumulation activity

$

48,094

$

57,002

$

68,968

$

341,917

$

(113

)

$

400,061

$

322,393

$

547,149

$

36,152

 Annuitization activity:

 Annuitizations

$

-

$

-

$

-

$

-

$

-

$

-

$

-

$

-

$

-

 Annuity payments and contract charges

-

-

-

-

-

-

-

-

-

 Net transfers between Sub-Accounts

-

-

-

-

-

-

-

-

-

 Adjustments to annuity reserve

-

-

-

-

-

-

-

-

-

 Net annuitization activity

$

-

$

-

$

-

$

-

$

-

$

-

$

-

$

-

$

-

 Increase (Decrease) in net assets from
participant transactions

$

48,094

$

57,002

$

68,968

$

341,917

$

(113

)

$

400,061

$

322,393

$

547,149

$

36,152

 Increase (Decrease) in net assets

$

51,232

$

62,414

$

69,721

$

341,495

$

(29

)

$

427,221

$

328,533

$

548,475

$

39,306

Net assets:

 Beginning of year

$

-

$

-

$

-

$

1,053

$

1,082

$

335,399

$

6,866

$

45,036

$

5,730

 End of year

$

51,232

$

62,414

$

69,721

$

342,548

$

1,053

$

762,620

$

335,399

$

593,511

$

45,036

Units Transactions:

 Units outstanding, beginning of year

-

-

-

100

105

29,425

637

3,576

505

 Purchase

-

-

-

14,454

2,965

40,345

26,444

31,607

381

 Transferred between Sub-Accounts and Fixed
Accumulation Account

4,735

5,375

6,912

18,156

(1,054

)

(4,036

)

4,477

11,951

2,835

 Withdrawn, surrendered and annuitized

(3

)

(3

)

(3

)

(34

)

(1,916

)

(957

)

(2,133

)

(147

)

(145

)

 Units outstanding, end of year

4,732

5,372

6,909

32,676

100

64,777

29,425

46,987

3,576

(a) For the period September 30, 2002 (commencement of operations) through December 31, 2002.

See notes to financial statements.

Futurity New York and Futurity Accolade New York

Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

SC4

SC5

SC6

SC7

SC9

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2002

2001

2002

2001

2002

2001

2002 (b)

2002 (b)

Operations:

 Net investment income (loss)

$

(283

)

$

(87

)

$

(2,199

)

$

(120

)

$

(96

)

$

(12

)

$

(26

)

$

1,517

 Net realized gains (losses)

(5,331

)

(1,021

)

(1,470

)

(21

)

(154

)

(42

)

(21

)

(969

)

 Net unrealized gains (losses)

(4,912

)

(68

)

(27,980

)

1,160

(3,512

)

50

(101

)

(5,402

)

 Increase (Decrease) in net assets from operations

$

(10,526

)

$

(1,176

)

$

(31,649

)

$

1,019

$

(3,762

)

$

(4

)

$

(148

)

$

(4,854

)

Participant transactions:

 Accumulation activity:

 Purchase payments received

$

25,016

$

-

$

178,580

$

780

$

6,910

$

 -

$

 -

$

16,524

 Net transfers between Sub-Accounts and
Fixed Account

(16,376

)

17,757

130,865

20,120

5,213

3,643

4,645

368,170

 Withdrawals, surrenders, annuitizations and
contract charges

-

(1,493

)

(3,084

)

-

-

4

 -

(135,292

)

 Net accumulation activity

$

8,640

$

16,264

$

306,361

$

20,900

$

12,123

$

3,647

$

4,645

$

249,402

 Annuitization activity:

 Annuitizations

$

-

$

-

$

-

$

-

$

 -

$

 -

$

 -

$

 -

 Annuity payments and contract charges

-

-

-

-

 -

 -

 -

 -

 Net transfers between Sub-Accounts

-

-

-

-

 -

 -

 -

 -

 Adjustments to annuity reserve

-

-

-

-

 -

 -

 -

 -

 Net annuitization activity

$

-

$

-

$

-

$

-

$

 -

$

 -

$

 -

$

 -

 Increase (Decrease) in net assets from
participant transactions

$

8,640

$

16,264

$

306,361

$

20,900

$

12,123

$

3,647

$

4,645

$

249,402

 Increase (Decrease) in net assets

$

(1,886

)

$

15,088

$

274,712

$

21,919

$

8,361

$

3,643

$

4,497

$

244,548

Net assets:

 Beginning of year

$

19,982

$

4,894

$

23,252

$

1,333

$

4,682

$

1,039

$

 -

$

 -

 End of year

$

18,096

$

19,982

$

297,964

$

23,252

$

13,043

$

4,682

$

4,497

$

244,548

Units Transactions:

 Units outstanding, beginning of year

2,783

563

2,249

123

552

111

 -

 -

 Purchase

3,687

-

17,778

83

858

 -

 -

1,926

 Transferred between Sub-Accounts and
Fixed Accumulation Account

(2,942

)

2,436

14,659

2,043

663

441

508

47,161

 Withdrawn, surrendered and annuitized

-

(216

)

(360

)

-

-

 -

-

(17,526

)

 Units outstanding, end of year

3,528

2,783

34,326

2,249

2,073

552

508

31,561

(b) For the period February 1, 2002 (commencement of operations) through December 31, 2002.

See notes to financial statements.

Futurity New York and Futurity Accolade New York

Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

SCA

SCB

SCC

SCD

SCF

SCH

SCJ

SCK

SCL

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2002 (b)

2002 (b)

2002 (b)

2002 (b)

2002 (b)

2002 (b)

2002 (b)

2002 (b)

2002 (b)

Operations:

 Net investment income (loss)

$

(566

)

$

(853

)

$

18

$

(8

)

$

(19

)

$

(15

)

$

(142

)

$

(429

)

$

(143

)

 Net realized gains (losses)

(4,229

)

(5,495

)

(20

)

(105

)

(261

)

(9

)

(2,364

)

(3,947

)

(317

)

 Net unrealized gains (losses)

4,599

(7,602

)

(128

)

 -

-

(116

)

(2,229

)

(13,872

)

(1,124

)

 Increase (Decrease) in net assets from
operations

$

(196

)

$

(13,950

)

$

(130

)

$

(113

)

$

(280

)

$

(140

)

$

(4,735

)

$

(18,248

)

$

(1,584

)

Participant transactions:

 Accumulation activity:

 Purchase payments received

$

53,981

$

52,969

$

-

$

 -

$

-

$

-

$

19,379

$

83,578

$

16,960

 Net transfers between Sub-Accounts and
Fixed Account

73,228

130,693

4,087

113

280

3,378

3,627

14,449

13,679

 Withdrawals, surrenders, annuitizations and contract charges

(2,412

)

(2,856

)

(41

)

 -

-

-

(9

)

(151

)

(3

)

 Net accumulation activity

$

124,797

$

180,806

$

4,046

$

113

$

280

$

3,378

$

22,997

$

97,876

$

30,636

 Annuitization activity:

 Annuitizations

$

-

$

-

$

-

$

 -

$

-

$

-

$

-

$

-

$

-

 Annuity payments and contract charges

-

-

-

 -

-

-

-

-

-

 Net transfers between Sub-Accounts

-

-

-

 -

-

-

-

-

-

 Adjustments to annuity reserve

-

-

-

 -

-

-

-

-

-

 Net annuitization activity

$

-

$

-

$

-

$

 -

$

-

$

-

$

-

$

-

$

-

 Increase (Decrease) in net assets from
participant transactions

$

124,797

$

180,806

$

4,046

$

113

$

280

$

3,378

$

22,997

$

97,876

$

30,636

 Increase (Decrease) in net assets

$

124,601

$

166,856

$

3,916

$

 -

$

-

$

3,238

$

18,262

$

79,628

$

29,052

Net assets:

 Beginning of year

$

-

$

-

$

-

$

 -

$

-

$

-

$

-

$

-

$

-

 End of year

$

124,601

$

166,856

$

3,916

$

 -

$

-

$

3,238

$

18,262

$

79,628

$

29,052

Units Transactions:

 Units outstanding, beginning of year

-

-

-

 -

-

-

-

-

-

 Purchase

5,848

6,320

-

 -

-

-

2,106

8,988

2,033

 Transferred between Sub-Accounts and Fixed
Accumulation Account

8,106

16,170

490

 -

-

358

329

1,257

1,756

 Withdrawn, surrendered and annuitized

(273

)

(436

)

(5

)

 -

-

-

(1

)

(19

)

(1

)

 Units outstanding, end of year

13,681

22,054

485

 -

-

358

2,434

10,226

3,788

(b) For the period February 1, 2002 (commencement of operations) through December 31, 2002.

See notes to financial statements.

Futurity New York and Futurity Accolade New York

Sun Life (N.Y.) Variable Account C

Notes to Financial Statements

(1) Organization

Sun Life (N.Y.) Variable Account C (the "Variable Account"), a separate account of Sun Life Insurance and Annuity Company of New York (the "Sponsor"), a wholly owned subsidiary of Sun Life Assurance Company of Canada (U.S.), was established on October 18, 1985 as a funding vehicle for the variable portion of Futurity Contracts and Futurity Accolade Contracts (collectively, the "Contracts") and certain other fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust and exists in accordance with the regulations of the New York Insurance department. The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a single corresponding investment portfolio of certain registered open-end mutual funds. With respects to the Futurity contracts, the Funds are: AIM Variable Insurance Fund, The Alger American Fund, Goldman Sachs Variable Insurance Trust, J.P. Morgan Series Trust II, Lord Abbett Series Fund, MFS/Sun Life Series Trust, OCC Accumulation Trust and Sun Capital Advisers Trust. With respect to the Futurity Accolade contracts, the Funds are: AIM Variable Insurance Fund, Inc., The Alger American Fund, Alliance Variable Products Series Fund, Inc., Fidelity Variable Insurance Products Funds, Arnhold and S. Bleichroader Advisers, Inc., Goldman Sachs Variable Insurance Trust, INVESCO Variable Investment Funds, Inc., J.P. Morgan Series Trust II, Lord Abbett Series Fund, Inc., MFS/Sun Life Series Trust, PIMCO Variable Insurance Trust, and Sun Capital Advisers Trust (collectively, "the Funds"). Massachusetts Financial Services Company, an affiliate of the Sponsor, is the investment advisor to MFS/Sun Life Series Trust. Sun Capital Advisers Inc., an affiliate of the Sponsor, is the investment advisor to Sun Capital Advisers Trust.

Under applicable insurance law, the assets and liabilities of theVariable Account are clearly identified and distinguished from the Sponsor's other assets and liabilities. The portion of the Variable Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Sponsor may conduct.

(2) Significant Accounting Policies

General

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations

Investments in the Funds are recorded at their net asset value. The Funds value their investment securities at fair value. Transactions are recorded on a trade date basis. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

Federal Income Tax Status

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not subject to tax.

Futurity New York and Futurity Accolade New York

futurity Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions

A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate as follows:

Level 1

 Level 2

Futurity contracts ......................................

1.25%

-%

Futurity Accolade contracts ......................

1.30%

1.45%

Each year on the contract anniversary, a contract maintenance charge ("Account Fee") equal to the lesser of $30 in case of Futurity New York contracts and $35 in case of Futurity Accolade New York contracts or 2% of the participant's account valued in Account Years one through five (thereafter, the Account Fee may be changed annually, but it may not exceed the lesser of $50 or 2% of the participant's account value) is deducted from the participant's account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year. As reimbursement for administrative expenses attributable to contracts which exceed the revenues received from the Account Fees, the Sponsor makes a deduction from the Variable Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such Contracts.

Massachusetts Financial Services Company and Sun Capital Advisers Inc. charge management fees at an effective annual rate ranging from 0.60% to 1.22% and 0.65% to 1.25%, of the Fund's net assets, respectively.

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges exceed 6% of the purchase payments made under Futurity New York contracts, and 8% of the purchase payments made under Futurity Accolade New York contracts.

Futurity New York and Futurity Accolade New York

futurity Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

For the year ended December 31, 2002, the Sponsor received the following amounts related to the above mentioned contract and surrender charges. These charges are reflected in the "Withdrawals, surrenders, annuitizations and contract charges" line of the Statement of Changes in Net Assets.

Contract Charges

Surrender Charges

AI1

$

31

$

-

AI2

20

-

AI3

42

-

AI4

25

84

AL1

52

-

AL2

60

-

AL3

21

-

GS1

4

-

GS2

5

-

GS3

10

-

GS4

11

-

GS5

-

29

JP2

18

-

JP3

9

-

LA1

189

185

CAS

36

-

EGS

10

80

HYS

29

57

MFK

18

-

MIS

40

-

MIT

64

-

NWD

19

63

TRS

62

615

UTS

24

-

OP2

26

-

OP3

8

-

SC2

13

62

SC3

17

46

SC5

21

96

SC9

-

6,954

SCA

8

58

SCB

4

79

SCJ

3

-

SCK

24

-

(4) Annuity Reserves

Annuity reserves for Futurity New York are calculated using the 1983 Individual Annuitant Mortality Table A at the assumed interest rate of 3% per year. Annuity reserves for Futurity Accolade New York are calculated using the 2000 Individual Annuitant Mortality Table at the assumed interest rate of 3% per year. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

Futurity New York and Futurity Accolade New York

futurity Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(5) Financial Highlights.

The summary of unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2002, follows.

At December 31,

For the year ended December 31,

Unit Fair Value

Investment

Expense

Total Return

Units

lowest to highest

Net Assets

Income Ratio*

Ratio**

lowest to highest***

AI1

December 31, 2002

26,017

$4.8683

$

126,664

0.00%

1.40%

(25.40)%

December 31, 2001

12,316

6.5261

80,381

-

1.40

(24.35)

AI2

December 31, 2002

24,105

3.3470

80,671

-

1.40

(31.93)

December 31, 2001

5,735

4.9168

28,181

0.32

1.40

(34.80)

AI3

December 31, 2002

14,757

5.3312

78,673

0.39

1.40

(16.75)

December 31, 2001

7,311

6.4038

46,820

0.07

1.40

(23.91)

AI4

December 31, 2002

24,189

4.9115 to 8.7064

119,067

0.74

1.40 to 1.60

(16.84) to (12.94)

December 31, 2001

10,106

5.9060

59,695

0.49

1.40

(24.60)

SGI

December 31, 2002 (a)

6,178

11.1362 to 11.1405

68,790

1.58

1.45 to 1.60

11.36 to 11.40

AL1

December 31, 2002

19,390

4.7184

91,492

0.04

1.40

(33.92)

December 31, 2001

16,051

7.1403

114,614

0.22

1.40

(13.04)

AL2

December 31, 2002

13,933

5.4973

76,602

0.85

1.40

(32.05)

December 31, 2001

7,622

8.0905

61,675

0.72

1.40

(15.51)

AL3

December 31, 2002

8,502

3.9386

33,487

-

1.40

(27.24)

December 31, 2001

3,284

5.4135

17,778

0.03

1.40

(30.49)

AN1

December 31, 2002

1,704

7.7187 to 7.7288

13,156

-

1.45 to 1.60

(22.81) to (22.71)

AN3

December 31, 2002 (b)

1,110

8.1901 to 8.2009

9,087

-

1.45 to 1.60

(18.10) to (17.99)

AN4

December 31, 2002 (b)

403

9.6719

3,892

1.24

1.60

(3.28)

AN5

December 31, 2002 (b)

434

7.4538

3,236

-

1.60

(25.46)

FL1

December 31, 2002 (b)

615

9.1649

5,635

-

1.60

(8.35)

FL2

December 31, 2002 (b)

298

8.3630

2,482

-

1.45 to 1.60

(16.37)

FL3

December 31, 2002 (b)

5,101

7.3786 to 7.3884

37,600

-

1.45 to 1.60

(26.21) to (26.12)

GS1

December 31, 2002

-

-

-

-

1.40

-

December 31, 2001

4,953

5.9981

29,703

0.05

1.40

(21.86)

GS2

December 31, 2002

7,340

8.6659

63,603

0.48

1.40

(16.14)

December 31, 2001

250

10.334

2,579

0.58

1.40

3.08

GS3

December 31, 2002

5,928

6.0681

35,972

0.60

1.60

(22.97)

December 31, 2001

5,054

7.8781

39,813

0.82

1.40

(13.17)

GS4

December 31, 2002

11,369

7.3894

83,988

2.19

1.40

(12.56)

December 31, 2001

1,627

8.4512

13,745

0.57

1.40

(10.60)

GS5

December 31, 2002

19,724

5.3180

104,885

2.59

1.40

(19.47)

December 31, 2001

713

6.6033

4,701

4.14

1.40

(23.34)

IV2

December 31, 2002 (b)

313

7.7140

2,413

-

1.45 to 1.60

(22.86)

JP1

December 31, 2002

3,350

5.8049

19,428

0.02

1.40

(25.67)

December 31, 2001

100

7.8093

771

0.33

1.40

(13.13)

JP2

December 31, 2002

3,051

5.6788

17,324

0.44

1.40

(19.44)

December 31, 2001

1,518

7.0489

10,699

2.42

1.40

(20.26)

(a) For the period September 30, 2002 (commencement of operations) through December 31, 2002. Investment Income Ratio and Expense Ratio have been annualized.

(b) For the period February 1, 2002 (commencement of operations) through December 31, 2002. Investment Income Ratio and Expense Ratio have been annualized.

Futurity New York and Futurity Accolade New York

futurity Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(5) Financial Highlights - continued

At December 31,

For the year ended December 31,

Unit Fair Value

Investment

Expense

Total Return

Units

lowest to highest

Net Assets

Income Ratio*

Ratio**

lowest to highest***

JP3

December 31, 2002

11,380

$6.6362

$ 75,517

0.20%

1.40%

(23.73)%

December 31, 2001

5,941

8.5889

51,020

0.04

1.40

(9.31)

LA1

December 31, 2002

87,406

8.3208 to 8.6000

750,255

0.77

1.40 to 1.60

(19.17) to (16.68)

December 31, 2001

17,685

10.6392

188,153

1.34

1.40

(8.01)

LA2

December 31, 2002 (b)

3,755

9.1212 to 9.1332

34,236

1.92

1.45 to 1.60

(8.79) to (8.67)

LA3

December 31, 2002 (b)

783

8.6699 to 8.6813

6,785

4.26

1.45 to 1.60

(13.30) to (13.19)

CAS

December 31, 2002

7,095

4.2436

30,108

0.20

1.40

(33.32)

December 31, 2001

14,196

6.3643

90,365

0.4

1.40

(26.35)

EGS

December 31, 2002

41,887

3.4398

144,128

-

1.40

(35.09)

December 31, 2001

19,169

5.299

101,602

-

1.40

(35.49)

HYS

December 31, 2002

33,490

9.3556

313,322

5.80

1.40

1.28

December 31, 2001

3,359

9.2372

31,004

6.5

1.40

0.34

M1A

December 31, 2002 (b)

5,950

7.2869 to 7.2965

43,357

-

1.45 to 1.60

(27.13) to (27.04)

M1B

December 31, 2002 (b)

457

7.7222

3,528

-

1.45

(22.78)

MFC

December 31, 2002 (b)

1,015

10.1379

10,278

5.66

1.45 to 1.60

1.38

MFD

December 31, 2002 (b)

91

7.5465

685

-

1.45

(24.53)

MFE

December 31, 2002 (b)

529

8.6189

4,556

-

1.45

(13.81)

MFF

December 31, 2002 (b)

-

-

-

-

1.45 to 1.60

-

MFJ

December 31, 2002 (b)

16,655

9.4345 to 9.4469

157,312

-

1.45 to 1.60

(5.66) to (5.53)

MFK

December 31, 2002 (b)

55,632

10.6196 to 10.6336

591,198

-

1.45 to 1.60

6.20 to 6.34

MFL

December 31, 2002 (b)

882

8.1481 to 8.1588

7,180

-

1.45 to 1.60

(18.52) to (18.41)

GSS

December 31, 2002

100,562

12.4942

1,256,445

1.36

1.40

8.29

December 31, 2001

814

11.5381

9,384

11.56

1.40

5.96

MIS

December 31, 2002

32,786

4.7572

155,969

0.14

1.40

(29.05)

December 31, 2001

23,983

6.7051

160,767

0.02

1.40

(25.94)

MIT

December 31, 2002

27,511

6.4406

177,200

1.16

1.40

(22.32)

December 31, 2001

14,716

8.2907

121,992

0.86

1.40

(16.90)

NWD

December 31, 2002

23,861

5.8594

139,816

-

1.40

(34.38)

December 31, 2001

13,722

8.9293

122,513

-

1.40

(6.43)

TRS

December 31, 2002

183,625

10.5126

1,930,384

2.45

1.40

(7.02)

December 31, 2001

13,561

11.306

153,328

0.39

1.40

(0.88)

UTS

December 31, 2002

24,827

5.6903

141,267

3.17

1.40

(24.90)

December 31, 2001

8,692

7.557

65,869

2.22

1.40

(25.36)

OP1

December 31, 2002

858

8.0444

6,821

0.22

1.40

(22.50)

December 31, 2001

100

10.3797

1,008

0.57

1.40

(8.31)

OP2

December 31, 2002

7,850

10.5897

83,137

-

1.40

(8.42)

December 31, 2001

4,180

11.563

48,342

0.17

1.40

5.08

(b) For the period February 1, 2002 (commencement of operations) through December 31, 2002. Investment Income Ratio and Expense Ratio have been annualized.

Futurity New York and Futurity Accolade New York

Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(5) Financial Highlights - continued

At December 31,

For the year ended December 31,

Unit Fair Value

Investment

Expense

Total Return

Units

lowest to highest

Net Assets

Income Ratio*

Ratio**

lowest to highest***

OP3

December 31, 2002

5,785

$ 11.1597

$ 64,534

0.04%

1.40%

(22.72)%

December 31, 2001

2,345

14.4406

33,829

0.41

1.40

6.83

OP4

December 31, 2002

118

8.4733

945

1.77

1.40

(18.03)

December 31, 2001

100

10.3371

988

2.23

1.40

(6.23)

PHY

December 31, 2002 (a)

4,732

10.8288

to

10.8329

51,232

10.26

1.45 to 1.60

8.29 to 8.33

PMB

December 31, 2002 (a)

5,372

11.6228

to

11.6272

62,414

7.90

1.45 to 1.60

16.23 to 16.27

PTR

December 31, 2002 (a)

6,909

10.2105

to

10.2144

69,721

4.66

1.45 to 1.60

2.11 to 2.14

SC1

December 31, 2002

32,676

9.9558

to

10.5012

342,548

0.94

1.40 to 1.60

(0.44) to (0.27)

December 31, 2001

100

10.5297

1,053

4.00

1.40

2.15

SC2

December 31, 2002

64,777

10.2838

to

11.8294

762,620

5.52

1.40 to 1.60

2.84 to 3.75

December 31, 2001

29,425

11.4022

335,399

5.95

1.40

5.75

SC3

December 31, 2002

46,987

10.1574

to

12.9275

593,511

9.35

1.40 to 1.60

1.57 to 2.66

December 31, 2001

3,576

12.5927

45,036

9.27

1.40

11.00

SC4

December 31, 2002

3,528

5.1302

18,096

0.15

1.40

(28.55)

December 31, 2001

2,783

7.18

19,982

0.8

1.40

(17.41)

SC5

December 31, 2002

34,326

8.6761

to

8.7258

297,964

-

1.40 to 1.60

(16.08) to (12.74)

December 31, 2001

2,249

10.3382

23,252

-

1.40

(4.61)

SC6

December 31, 2002

2,073

6.2965

13,043

0.61

1.40

(25.88)

December 31, 2001

552

8.4946

4,682

0.80

1.40

(11.84)

SC7

December 31, 2002 (b)

508

8.8576

4,497

-

1.60

(11.42)

SC9

December 31, 2002 (b)

31,561

7.7480

to

7.8851

244,548

2.54

1.45

(22.52) to (21.15)

SCA

December 31, 2002 (b)

13,681

9.1016

to

9.7020

124,601

0.15

1.45

(8.98) to (2.98)

SCB

December 31, 2002 (b)

22,054

7.3382

to

8.2173

166,856

-

1.40 to 1.60

(26.62) to (17.83)

SCC

December 31, 2002 (b)

485

8.0686

to

8.2209

3,916

3.06

1.45

(19.31) to (17.79)

SCD

December 31, 2002 (b)

-

-

-

-

1.40 to 1.60

-

SCF

December 31, 2002 (b)

-

-

-

-

1.40 to 1.60

-

SCH

December 31, 2002 (b)

358

9.0411

3,238

0.37

1.60

(9.59)

SCJ

December 31, 2002 (b)

2,434

7.5024

18,262

0.13

1.40

(24.98)

SCK

December 31, 2002 (b)

10,226

7.7830

to

7.7867

79,628

0.51

1.45

(22.17) to (22.13)

SCL

December 31, 2002 (b)

3,788

7.6659

to

7.6695

29052

-

1.45

(23.34) to (23.30)

* Represents the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expense, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invest.

** Ratio represents the annualized contract expenses of the separate account. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expense of the underlying fund are excluded.

*** Represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the reporting period.

(a) For the period September 30, 2002 (commencement of operations) through December 31, 2002. Investment Income Ratio and Expense Ratio have been annualized.

(b) For the period February 1, 2002 (commencement of operations) through December 31, 2002. Investment Income Ratio and Expense Ratio have been annualized.

Futurity New York and Futurity Accolade New York

Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(6) Investment Purchases and Sales.

The following table shows the aggregate cost of shares purchased and proceeds from the sales of shares for each Sub-account for the year ended December 31, 2002:

Purchases

Sales

AIM Variable Insurance Fund, Inc.

V.I. Capital Appreciation Fund

$ 91,329

$ 10,841

V.I. Growth Fund

118,200

38,774

V.I. Growth and Income Fund

80,360

31,734

V.I. International Equity Fund

115,117

31,376

Arnhold and S. Bleichroader Advisers, Inc.

First Eagle SoGen Overseas Variable Fund

66,300

2,562

The Alger American Fund

Growth Portfolio

27,354

5,020

Income and Growth Portfolio

93,098

37,497

Small Capitalization Portfolio

28,101

744

Alliance Variable Products Series Fund, Inc.

Premier Growth Fund

14,126

70

Growth and Income Fund

9,199

44

Worldwide Privatization Fund

4,095

143

Quasar Fund

3,493

18

Fidelity Variable Insurance Products Funds

VIP Contrafund

5,666

5

VIP Overseas Fund

38,798

30,313

VIP Growth Fund

55,888

13,472

Goldman Sachs Variable Insurance Trust

CORE Large Cap Growth Fund

22,024

47,497

CORE Small Cap Equity Fund

78,288

3,546

CORE US Equity Fund

11,728

5,138

Growth and Income Fund

83,224

2,067

International Equity Fund

127,451

16,810

INVESCO Variable Investment Funds, Inc.

Small Company Growth Fund

2,481

2

J.P. Morgan Series Trust II

Equity Portfolio

51,200

22,595

International Opportunities Portfolio

12,384

2,053

Small Company Portfolio

57,670

12,892

Lord Abbett Series Fund, Inc.

Growth and Income Portfolio

909,601

192,510

Mid Cap Value

35,245

886

International Portfolio

7,118

40

MFS/Sun Life Series Trust

Capital Appreciation Series

9,046

38,894

Emerging Growth Series

160,135

53,497

High Yield Series

445,484

163,554

New Discovery S Class

43,813

745

Massachusetts Investors Growth Stock S Class

3,649

4

High Yield S Class

40,887

29,819

Capital Appreciation S Class

701

1

Utilities S Class

4,415

18

Total Return S Class

157,175

258

Government Securities S Class

585,505

4,862

Massachusetts Investors Trust S Class

7,254

13

Government Securities Series

1,406,402

194,330

Massachusetts Investors Growth Stock Series

85,655

33,706

Massachusetts Investors Trust Series

181,666

77,621

New Discovery Series

89,715

30,015

Total Return Series

2,411,340

484,811

Utilities Series

113,309

6,537

Futurity New York and Futurity Accolade New York

Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(6) Investment Purchases and Sales - continued

Purchases

Sales

OCC Accumulation Trust

Equity Portfolio

$ 39,459

$ 29,530

Mid Cap Portfolio

65,217

17,944

Small Cap Portfolio

72,890

14,160

Managed Portfolio

202

15

PIMCO Variable Insurance Trust

High Yield Portfolio

49,980

1,264

Emergin Markets Bond Portfolio

60,227

2,649

Total Return Portfolio

70,501

1,451

Sun Capital Advisers Trust

Sun Capital Money Market Fund

377,627

36,132

Sun Capital Investment Grade Bond Fund

792,549

370,003

Sun Capital Real Estate Fund

763,735

168,282

SC Select Equity Fund

25,040

16,683

SC Blue Chip Mid Cap Fund

315,790

11,628

SC Investors Foundation Fund

12,453

426

SC Davis Venture Value Fund

4,759

140

SC Davis Financial Fund

-

-

SC Value Equity Fund

394,642

143,723

SC Value Mid Cap Fund

141,076

16,845

SC Value Small Cap Fund

205,909

23,766

SC Value Managed Fund

4,119

55

SC INVESCO Technology Fund

1,700

1,595

SC INVESCO Health Sciences Fund

4,413

4,152

SC Neuberger Berman Mid Cap Value Fund

3,403

40

SC Alger Growth Fund

33,737

10,882

SC Alger Growth & Income Fund

115,923

18,476

SC Alger Small Capitalization Fund

32,070

1,577


PART C

OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)

The following Financial Statements are included in the Registration Statement:

A.

Condensed Financial Information - Accumulation Unit Values (Part A)

B.

Financial Statements of the Depositor (Part B)

Audited:


1.

Consolidated Statements of Income, Years Ended December 31, 2002, 2001 and 2000;

2.

Consolidated Balance Sheets, December 31, 2002 and 2001,

3.

Consolidated Statements of Comprehensive Income, Years Ended December 31, 2002, 2001 and 2000;

4.

Consolidated Statements of Stockholder's Equity, Years Ended December 31, 2002, 2001 and 2000;

5.

Consolidated Statements of Cash Flows, Years Ended December 31, 2002, 2001 and 2000;

6.

Notes to Consolidated Financial Statements; and

7.

Independent Auditors' Report.

C.

Financial Statements of the Registrant (Part B)

1.

Statement of Condition, December 31, 2002;

2.

Statement of Operations, Year Ended December 31, 2002;

3.

Statements of Changes in Net Assets, Years Ended December 31, 2002 and December 31, 2001;

4.

Notes to Financial Statements; and

5.

Independent Auditors' Report.


(b)

The following Exhibits are incorporated in the Registration Statement by reference unless otherwise indicated:

(1)

Resolution of the Board of Directors of the depositor dated December 3, 1984, authorizing the establishment of the Registrant (Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement of the Registrant on Form N-4, File No. 333-05037, filed March 29, 2000).

(2)

Not applicable.

(3)(a)

Marketing Coordination Agreement between the Depositor, MFS Fund Distributors, Inc. and Clarendon Insurance Agency, Inc. (Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement of the Registrant on Form N-4, File No. 333-05037, filed March 29, 2000).

(3)(b)(i)

Specimen Sales Operations and General Agent Agreement (Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement of the Registrant on Form N-4, File No. 333-05037, filed March 29, 2000).

(3)(b)(ii)

Specimen Broker-Dealer Supervisory and Service Agent Agreement (Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement of the Registrant on Form N-4, File No. 333-05037, filed March 29, 2000).

(3)(b)(iii)

Specimen Broker-Dealer Supervisory and Service Agent Agreement (Type 4) (Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement of the Registrant on Form N-4, File No. 333-05037, filed March 29, 2000).

(4)

Form of Flexible Payment Deferred Combination Variable and Fixed Individual Annuity Contract (Incorporated by reference to the Registration Statement on Form N-4, File No. 333-67864, filed August 17, 2001).

(5)

Form of Application used with the variable annuity contract filed as Exhibit (4) (Incorporated by reference to the Registration Statement on Form N-4, File No. 333-67864, filed August 17, 2001).


(6)

Declaration of Intent and Charter and By-Laws of the Depositor (Incorporated herein by reference to Exhibits 4.1 and 4.2, respectively, to Depositor's Annual Report Form 10-K, File No. 33-01079, filed on March 31, 2003).


(7)

Not Applicable.

(8)(a)(i)

Form of Participation Agreement by and between The Alger American Fund, Sun Life Assurance Company of Canada (U.S.), and Fred Alger and Company, Incorporated (Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999).


(8)(a)(ii)

Amendment No. 1 dated April 17, 2000, to Participation Agreement. (Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-67864, filed November 6, 2002)


(8)(b)(i)

Form of Participation Agreement dated February 17, 1998 by and between Goldman Sachs Variable, Insurance Trust, Goldman Sachs & Co. and Sun Life Assurance Company of Canada (U.S.) (Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999).


(8)(b)(ii)

Amendment No. 3 dated April 17, 2000 to Participation Agreement. (Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-67864, filed November 6, 2002)


(8)(c)

Form of Participation Agreement dated February 17, 1998 by and among MFS/Sun Life Services Trust, Sun Life Assurance Company of Canada (U.S.) and Massachusetts Financial Services Company (Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999).


(8)(d)

Participation Agreement dated April 17, 2000 by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Insurance and Annuity Company of New York on behalf of itself and its separate accounts and Clarendon Insurance Agency, Inc. (Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-67864, filed November 6, 2002)


(8)(e)

Form of Participation Agreement dated August 18, 1999 by and among Sun Life Assurance Company of Canada (U.S.), Sun Capital Advisers Trust and Sun Capital Advisers, Inc. (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4, File No. 333-82957, filed February 3, 2000).

(8)(f)(i)

Form of Participation Agreement dated April 30, 2001 by and among Rydex Variable Trust, Rydex Distributors, Inc., and Sun Life Assurance Company of Canada (U.S.). (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File No. 333-82957, filed July 27, 2001.)


(8)(f)(ii)

Amendment No. 3 dated September 1, 2001, to Participation Agreement (Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-67864, filed November 6, 2002)


(8)(g)(i)

Participation Agreement dated April 15, 2001 by and among Sun Life Assurance Company of Canada (U.S.), INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc., and INVESCO Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File No. 333-82957, filed July 27, 2001.)


(8)(g)(ii)

Amendment No. 1 dated September 1, 2001, to Participation Agreement (Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-67864, filed November 6, 2002)

(8)(h)

Participation Agreement dated February 15, 2002 among Variable Insurance Products Funds, Fidelity Distributors Corporation and Sun Life Insurance and Annuity Company of New York (Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-67864, filed November 6, 2002)

(8)(i)

Participation Agreement dated September 1, 2001 by and among Sun Life Insurance and Annuity Company of New York, Clarendon Insurance Agency, Inc., Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. (Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-67864, filed November 6, 2002)

(8)(k)(i)

Participation Agreement dated February 17, 1998 by and among Lord Abbett Series Fund, Inc., Lord Abbett & Co., and Sun Life Assurance Company of Canada (U.S.). (Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-67864, filed November 6, 2002)

(8)(k)(ii)

Amendment No. 1 dated April 17, 2000 to Participation Agreement. (Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-67864, filed November 6, 2002)


(9)

Opinion and Consent of Counsel as to legality of securities being registered (Incorporated by reference to the Registration Statement on Form N-4, File No. 333-67864, filed August 17, 2001).


(10)(a)

Consent of Auditors*

(10)(b)

Representation of Counsel*;


(11)

None.

(12)

Not Applicable.

(13)

Schedule for Computation of Performance Quotations (Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement of the Registrant on Form N-4, File No. 333-05037)

(14)

Not Applicable.

(15)

Powers of Attorney (Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement of the Registrant on Form N-4, File No. 33-41629 filed April 9, 2001.)


(16)

Organizational Chart (Incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 42 to the Registration Statement of the Registrant on Form N-4, File Nos. 333-01043, 811-07543 filed on February 26, 2003)


* Filed herewith


Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and

Principal Positions and Officers

Business Address

With Depositor

Donald A. Stewart

Director

150 King Street West

Toronto, Ontario

Canada M5H 1J9

C. James Prieur

Chairman and Director

150 King Street West

Toronto, Ontario

Canada M5H 1J9

James A. McNulty, III

Director

12 Wild Holly Lane

Medfield, MA 02052

David D. Horn

Director

257 Lake Street

P.O. Box 24

New Vineyard, ME 04956

Donald B. Henderson, Jr.

Director

125 West 55th Street

New York, NY 10019

Peter R. O'Flinn

Director

125 West 55th Street

New York, NY 10019

Fioravante G. Perrotta

Director

4231 Crayton Road

Naples, FL 34103

S. Caesar Raboy

Director

220 Boylston Street

Boston, MA 02110

Robert C. Salipante

President & Director

One Sun Life Executive Park

Wellesley Hills, MA 02481

Barbara Z. Shattuck

Director

Shattuck Hammond Partners LLC

630 Fifth Avenue, Suite 2950

New York, NY 10019

William W. Stinson

Director

1001 13th Avenue S.W.

Calgary, Alberta

Canada T2R 0L5

David K. Stevenson

Director

359 Grove Street

Needham, MA 02492

James C. Baillie

Director

Torys

Suite 300, Maritime Life Tower

Toronto, Ontario MSK 1N2

Claude A. Accum

Vice President and Chief Actuary

One Sun Life Executive Park

Wellesley Hills, MA 02481

Michael E. Shunney

Vice President, Group Insurance

One Sun Life Executive Park

Wellesley Hills, MA 02481

James M.A. Anderson

Vice President, Investments

One Sun Life Executive Park

Wellesley Hills, MA 02481

Peter F. Demuth

Vice President and Chief Strategy and

One Sun Life Executive Park

Business Development Officer

Wellesley Hills, MA 02481

Ellen B. King

Assistant Vice President and Senior Counsel and

One Sun Life Executive Park

Secretary

Wellesley Hills, MA 02481

Davey S. Scoon

Vice President & Chief Administrative and

One Sun Life Executive Park

Financial Officer & Treasurer

Wellesley Hills, MA 02481

Philip K. Polkinghorn

Vice President, Annuities

112 Worcester Street

Wellesley Hills, MA 02481

Nancy L. Conlin

Vice President and Chief Counsel

One Sun Life Executive Park

Wellesley Hills, MA 02481

Janet V. Whitehouse

Vice President, Human Resources &

One Sun Life Executive Park

Administrative Services

Wellesley Hills, MA 02481


Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Assurance Company of Canada (U.S.), a wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., which is in turn a wholly-owned subsidiary of Sun Life Assurance Company of Canada.


The organization chart of Sun Life Assurance Company of Canada is incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 42 to the Registration Statement on Form N-4, file Nos. 333-01043, 811-07543, filed February 26, 2003..


None of the companies listed is a subsidiary of the Registrant, therefore the only financial statements being filed are those of Sun Life Insurance and Annuity Company of New York.

Item 27. NUMBER OF CONTRACT OWNERS


As of April 4, 2003, there were 193 qualified and 176 non-qualified Contract owners.


Item 28. INDEMNIFICATION

Article 5, Section 5.6 of the By-laws of Sun Life Insurance and Annuity Company of New York, a copy of which was filed as Exhibit A.(6)(b) to the Registration Statement of the Registrant on Form N-8B-2 (File No. 811-4440), provides for indemnification of directors, officers and employees of Sun Life Insurance and Annuity Company of New York.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Insurance and Annuity Company of New York pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (N.Y.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (N.Y.) of expenses incurred or paid by a director, officer, or controlling person of Sun Life (N.Y.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (N.Y.) will, unless in the opinion of their counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITERS

(a) Clarendon Insurance Agency, Inc., which is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, F, G, H and I, Sun Life (N.Y.) Variable Accounts A and B and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account.


Name and Principal

Positions and Officers

Business Address*

with Underwriter

Jane Wolak

President

Davey S. Scoon

Treasurer and Director

James M.A. Anderson

Director

James A. McNulty, III

Director

George E. Maden

Secretary and Clerk

William T. Evers

Assistant Secretary and Clerk

Norton A. Goss, II

Vice President & Chief Compliance Officer

Michael L. Gentile

Vice President

John E. Coleman

Vice President

Imants Saksons

Vice President

Nancy C. Atherton

Tax Officer

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* The principal business address of all directors and officers of the principal underwriter, except for Ms. Wolak, is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. The principal business address of Ms. Wolak is 112 Worcester Street, Wellesley Hills, MA 02481.

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(c)  Inapplicable.

Item 30. LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Sun Life Insurance and Annuity Company of New York, in whole or in part, at its Home Office at 122 East 42nd Street, Suite 1900, New York, New York 10017, at the offices of Clarendon Insurance Agency, Inc. at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, or at the offices of Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

Item 31. MANAGEMENT SERVICES

Not Applicable.

Item 32. UNDERTAKINGS

The Registrant hereby undertakes:

(a)

To file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted;

(b)

To include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an Applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information;

(c)

To deliver any Statement of Additional Information and any financial statements required to be made available under SEC Form N-4 promptly upon written or oral request.

(d)

Representation with respect to Section 26(e) of the Investment Company Act of 1940: Sun Life Assurance Company of Canada (U.S.) represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

The Registrant is relying on the no-action letter issued by the Division of Investment Management of the Securities and Exchange Commission to American Council of Life Insurance, Ref. No. IP-6-88, dated November 28, 1988, the requirements for which have been complied with by the Registrant.

SIGNATURES

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As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 (b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 24th day of April, 2003.

Sun Life (N.Y.) Variable Account C

(Registrant)

Sun Life Insurance and Annuity Company of New York

(Depositor)

By: /s/ ROBERT C. SALIPANTE

Robert C. Salipante

President & Director

Attest:

/s/ Eward M. Shea

Edward M. Shea

Assistant Vice President

and Senior Counsel

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities with the Depositor, Sun Life Insurance and Annuity Company of New York, and on the dates indicated.

SIGNATURE

TITLE

DATE

/s/ Robert C. Salipante

President and Director

April 24th, 2003

Robert C. Salipante

(Principal Executive Officer)

/s/ DAVEY S. SCOON

Vice President & Chief Administrative and

April 24th, 2003

Davey S. Scoon

Financial Officer & Treasurer

(Principal Financial and Accounting Officer)

/s/ Edward M. Shea

Attorney-in-Fact for:

April 24, 2003

Edward M. Shea

C. James Prieur, Chairman and Director

Donald A. Stewart, Director

Donald B. Henderson, Jr., Director

Peter R. O'Flinn, Director

Fioravante G. Perrotta, Director

David K. Stevenson, Director

James C. Baillie, Director

David D. Horn, Director

James A. McNulty, III, Director

S. Caesar Raboy, Director

William W. Stinson, Director

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EXHIBIT INDEX

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(10)

Consent of Auditors

(10)(b)

Representation of Counsel

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